                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-5950

                      (Investment Company Act File Number)

                         Money Market Obligations Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 7/31/04

               Date of Reporting Period: Fiscal year ended 7/31/04

Item 1.        Reports to Stockholders

Federated
World-Class Investment Manager

Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2004

Institutional Capital Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Loss on Investments		Total From Investment Operations	Distributions From Net Investment Income
Municipal Obligations Fund
July 31, 2000	$1.00	0.037	--		0.037	(0.037)
July 31, 2001	$1.00	0.037	--		0.037	(0.037)
July 31, 2002	$1.00	0.017	--		0.017	(0.017)
July 31, 2003	$1.00	0.011	--		0.011	(0.011)
July 31, 2004	$1.00	0.008	(0.000	) [3]	0.008	(0.008)

Prime Cash Obligations Fund
July 31, 2000	$1.00	0.056	--		0.056	(0.056)
July 31, 2001	$1.00	0.055	--		0.055	(0.055)
July 31, 2002	$1.00	0.022	--		0.022	(0.022)
July 31, 2003	$1.00	0.012	--		0.012	(0.012)
July 31, 2004	$1.00	0.009	--		0.009	(0.009)

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return [1]	Expenses	Net Investment Income	Expense Waiver/ Reimbursement [2]	Net Asset Value, End of Period (000 Omitted)

$1.00	3.79%	0.30%	3.65%	0.30%	$ 72,714
$1.00	3.75%	0.30%	3.64%	0.29%	$157,035
$1.00	1.67%	0.30%	1.63%	0.28%	$196,824
$1.00	1.13%	0.30%	1.08%	0.27%	$416,036
$1.00	0.82%	0.30%	0.82%	0.27%	$265,345

$1.00	5.78%	0.30%	5.58%	0.27%	$163,282
$1.00	5.64%	0.30%	5.28%	0.27%	$516,333
$1.00	2.22%	0.30%	2.07%	0.26%	$894,934
$1.00	1.25%	0.30%	1.26%	0.26%	$690,099
$1.00	0.87%	0.30%	0.86%	0.26%	$634,504

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain on Investments	Total From Investment Operations	Distributions From Net Investment Income
Prime Value Obligations Fund
July 31, 2000	$1.00	0.056	--	0.056	(0.056)
July 31, 2001	$1.00	0.055	--	0.055	(0.055)
July 31, 2002	$1.00	0.022	--	0.022	(0.022)
July 31, 2003	$1.00	0.013	--	0.013	(0.013)
July 31, 2004	$1.00	0.009	--	0.009	(0.009)

Treasury Obligations Fund
July 31, 2000	$1.00	0.053	--	0.053	(0.053)
July 31, 2001	$1.00	0.052	--	0.052	(0.052)
July 31, 2002	$1.00	0.019	0.001	0.020	(0.019)
July 31, 2003	$1.00	0.012	0.000 [3]	0.012	(0.012)
July 31, 2004	$1.00	0.008	--	0.008	(0.008)

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets
Distributions From Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return [1]	Expenses	Net Investment Income	Expense Waiver/ Reimbursement [2]	Net Asset Value, End of Period (000 Omitted)

--	(0.056)	$1.00	5.80%	0.28%	5.66%	0.30%	$236,780
--	(0.055)	$1.00	5.68%	0.28%	5.27%	0.29%	$445,538
--	(0.022)	$1.00	2.26%	0.29%	2.29%	0.27%	$506,382
--	(0.013)	$1.00	1.29%	0.29%	1.29%	0.27%	$387,288
--	(0.009)	$1.00	0.90%	0.29%	0.90%	0.27%	$883,749

--	(0.053)	$1.00	5.47%	0.30%	5.25%	0.24%	$334,019
--	(0.052)	$1.00	5.37%	0.30%	5.16%	0.24%	$611,386
(0.001)	(0.020)	$1.00	2.06%	0.30%	1.85%	0.24%	$577,516
(0.000) [3]	(0.012)	$1.00	1.17%	0.30%	1.23%	0.24%	$623,407
--	(0.008)	$1.00	0.76%	0.30%	0.75%	0.24%	$871,735

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees, shareholder services fees and other Funds' expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2004	Ending Account Value 7/31/2004	Expenses Paid During Period [1]
Actual:
Municipal Obligations Fund	$1,000	$1,004.10	$1.49
Prime Cash Obligations Fund	$1,000	$1,004.40	$1.50
Prime Value Obligations Fund	$1,000	$1,004.60	$1.45
Treasury Obligations Fund	$1,000	$1,003.90	$1.49
Hypothetical (assuming a 5% return before expenses):
Municipal Obligations Fund	$1,000	$1,023.51	$1.51
Prime Cash Obligations Fund	$1,000	$1,023.51	$1.51
Prime Value Obligations Fund	$1,000	$1,023.56	$1.46
Treasury Obligations Fund	$1,000	$1,023.51	$1.51

1 Expenses are equal to the Funds' Institutional Capital Shares annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Municipal Obligations Fund	0.30%
Prime Cash Obligations Fund	0.30%
Prime Value Obligations Fund	0.29%
Treasury Obligations Fund	0.30%

Portfolio of Investments Summary Tables
Municipal Obligations Fund

At July 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
Variable Rate Demand Instruments	78.9%
Municipal Notes	19.7%
Commercial Paper	1.4%
TOTAL		100%

At July 31, 2004, the fund's credit quality ratings 3 composition was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	50.7%	P-1	93.5%
A-1	39.7%	P-2	0.9%
A-2	2.3%	Not rated by Moody's	5.6%
Not rated by S&P	7.3%
TOTAL	100%		100%

1 See the fund's Prospectus for a description of Variable Rate Demand Instruments, Municipal Notes and Commercial Paper.

2 Percentages are based on total investments, which may differ from total net assets.

3 The table depicts the short-term, credit-quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). Rated securities include a security issued by an issuer, obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings rate the risk that a security will default in payment and do not address other risks presented by the security.

The table depicts the short-term, credit-quality ratings as assigned only by an NRSRO identified in the table. Thus, holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Securities that have only a long-term rating from the NRSRO also have been included in the "Not rated by..." category.

At July 31, 2004, securities that were not assigned short-term ratings by any NRSRO comprised 5.1% of the fund's total investments.

At July 31, 2004, the fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:		Percentage of Total Investments [2]
1-7 days	80.5%
8-30 days	0.7%
31-90 days	6.6%
91-180 days	8.0%
181+ days	4.2%
TOTAL		100%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments
Municipal Obligations Fund

July 31, 2004

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8% [1]
		Alabama--1.3%
$2,960,000		Birmingham, AL IDA, (Series 1997), Weekly VRDNs (Millcraft, AL, Inc.)/ (Regions Bank, Alabama LOC)	$2,960,000
2,005,000		Calhoun County, AL Economic Development Council, Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC)	2,005,000
17,000,000		Decatur, AL IDB, (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/ (Nucor Corp. GTD)	17,000,000
3,725,000		East Central, AL Solid Waste Disposal Authority, (Three Corners)/(Series 2003), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	3,725,000
4,175,000		Mobile, AL Solid Waste Authority, (Chastang)/ (Series 2003), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	4,175,000
4,350,000		North Sumter, AL Solid Waste Disposal Authority, (Emelle)/ (Series 2003), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	4,350,000
2,970,000		Orange Beach, AL IDB, (Series 2002), Weekly VRDNs (Romar Motels, Inc.)/ (Columbus Bank and Trust Co., GA LOC)	2,970,000
		TOTAL	37,185,000
		Alaska--1.1%
4,500,000		North Slope Borough, AK, (Series 2001), Daily VRDNs (BP Exploration (Alaska), Inc.)/(BP PLC GTD)	4,500,000
5,500,000		Valdez, AK Marine Terminal, (Series 2002), 1.47% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 5/1/2005	5,500,000
21,500,000		Valdez, AK Marine Terminal, (Series 2003B), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)	21,500,000
		TOTAL	31,500,000
		Arizona--0.3%
2,305,000		Maricopa County, AZ, IDA Single Family Mortgage, MERLOTS, (Series 2001 A-126), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,305,000
1,960,000		Maricopa County, AZ, IDA, (Series 1999), Weekly VRDNs (Redman Homes, Inc.)/(Wachovia Bank N.A. LOC)	1,960,000
1,675,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments, LP)/(FNMA LOC)	1,675,000
2,029,000		Pima County, AZ IDA, Single Family Mortgages, Roaring Fork (Series 1999-6), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,029,000
		TOTAL	7,969,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Arkansas--3.0%
$1,000,000		Arkadelphia, AR, IDRB, (Series 1996), Weekly VRDNs (Siplast, Inc.)/ (Danske Bank A/S LOC)	$1,000,000
5,400,000		Arkansas Development Finance Authority, (PT-1310), Weekly VRDNs (Oakwood Manor Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,400,000
5,630,000		Arkansas Development Finance Authority, (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(J.P. Morgan Chase Bank LOC)	5,630,000
14,000,000		Arkansas Development Finance Authority, (Series 2001), Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank N.A. LOC)	14,000,000
13,800,000		Blytheville, AR, (Series 1998), Weekly VRDNs (Nucor Corp.)	13,800,000
27,900,000		Blytheville, AR, (Series 2002), Weekly VRDNs (Nucor Corp.)	27,900,000
8,000,000		Crossett, AR, (Series 1997), Weekly VRDNs (Bemis Co., Inc.)	8,000,000
7,100,000		Siloam Springs, AR, IDRB, (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/ (Bank One N.A. (Chicago) LOC)	7,100,000
		TOTAL	82,830,000
		California--2.9%
6,900,000		California PCFA, (1996 Series E), Daily VRDNs (Pacific Gas & Electric Co.)/ (Bank One N.A. (Chicago) LOC)	6,900,000
9,000,000		California PCFA, (Series 2004 F11J), Weekly VRDNs (Waste Management, Inc.)/(Lehman Brothers Holdings, Inc. SWP)	9,000,000
19,000,000		California PCFA, (Series 2004 FR/RI-F10J), Weekly VRDNs (Waste Management, Inc.)/(Lehman Brothers Holdings, Inc. SWP)	19,000,000
1,980,000		California PCFA, (Series 2004A), Weekly VRDNs (Burrtec Waste Group, Inc.)/(Union Bank of California LOC)	1,980,000
2,000,000		California State, Economic Recovery Bonds (Series 2004C-20), Weekly VRDNs (California State Fiscal Recovery Fund)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ)	2,000,000
7,000,000		California State, PUTTERs (Series 464), Weekly VRDNs (California State Fiscal Recovery Fund)/(PNC Bank, N.A. LIQ)	7,000,000
2,500,000		California Statewide Communities Development Authority, (PT-2001), Weekly VRDNs (Vista Montana Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,500,000
2,845,000		California Statewide Communities Development Authority, (Series 1996-H), Weekly VRDNs (Levecke LLC)/(Union Bank of California LOC)	2,845,000
3,000,000		Fresno, CA, (Series 2000C), Weekly VRDNs (Trinity Healthcare Credit Group)	3,000,000
730,544		Koch Floating Rate Trust (California Non-AMT)/(Series 1998-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	730,544
1,265,000		Los Angeles County, CA IDA, (Series 1991), Weekly VRDNs (Caitec Garment Processing. Inc.)/(Union Bank of California LOC)	1,265,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--continued
$6,000,000		Los Angeles, CA Unified School District, ROCs (Series 35), Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	$6,000,000
19,000,000		Los Angeles, CA, (Series 2004 FR/RI-L53J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	19,000,000
		TOTAL	81,220,544
		Colorado--3.5%
3,905,000		Colorado HFA, MERLOTS (Series 2001 A20), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,905,000
59,975,000		Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)	59,975,000
10,600,000		Denver, CO City & County Airport Authority, (PT-724), Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ)	10,600,000
5,500,000		Denver, CO City & County Airport Authority, (PT-782), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	5,500,000
14,660,000		Denver, CO City & County Airport Authority, MERLOTS, (Series 1997E), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	14,660,000
1,590,000		El Paso County, CO HFA, Roaring Fork, (Series 1999-1), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	1,590,000
		TOTAL	96,230,000
		Connecticut--0.7%
1,000,000		Connecticut Development Authority Health Care Revenue, (Series 1993A), Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC)	1,000,000
17,500,000		Connecticut State Transportation Infrastructure Authority Weekly VRDNs (FSA INS)/(Fleet National Bank LIQ)	17,500,000
		TOTAL	18,500,000
		Florida--2.8%
16,000,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1999-11), Weekly VRDNs (Tampa Bay, FL Water Utility System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	16,000,000
7,658,000		Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	7,658,000
4,750,000		Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2004-1), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	4,750,000
1,500,000		Coconut Creek, FL, (Series 2002), Weekly VRDNs (Elite Aluminum Corp.)/ (Bank of America N.A. LOC)	1,500,000
6,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/ (Textron, Inc. GTD)	6,000,000
4,960,000		Hillsborough County, FL Aviation Authority, (PT-1709), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	4,960,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Florida--continued
$17,975,000		Lee County, FL Solid Waste System, (Series 2003 FR/RI-L24J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)	$17,975,000
12,000,000		Miami-Dade County, FL Aviation, (Series FR/RI 2003 L22J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)	12,000,000
7,695,000		Miami-Dade County, FL HFA, (PT-1349), Weekly VRDNs (Hidden Grove Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	7,695,000
		TOTAL	78,538,000
		Georgia--2.7%
3,500,000	[2]	Atlanta, GA Airport Revenue Authority, PA 926R, 1.26% TOBs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/7/2005	3,500,000
1,400,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995), Weekly VRDNs (West End Housing Development)/(Wachovia Bank N.A. LOC)	1,400,000
15,745,000		Cobb County, GA Housing Authority, (Series PT-2221), Weekly VRDNs (Hickory Lake Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	15,745,000
12,800,000		Crisp County - Cordele, GA IDA, (Series 2000), Weekly VRDNs (Georgia Ductile Foundries LLC)/(Royal Bank of Canada, Montreal LOC)	12,800,000
6,605,000		Crisp County, GA Solid Waste Management Authority, (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	6,605,000
1,000,000		Fayette County, GA, (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank, Michigan/Illinois LOC)	1,000,000
5,000,000		Franklin County, GA Industrial Building Authority, (Series 1995), Weekly VRDNs (Bosal Industries, Inc.)/(Bank of New York LOC)	5,000,000
7,000,000		Kennesaw, GA Development Authority, (Series 2004), Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC)	7,000,000
13,750,000		Savannah, GA EDA, (Series 1995A), Weekly VRDNs (Home Depot, Inc.)	13,750,000
9,000,000		Savannah, GA EDA, (Series 2003C), Weekly VRDNs (Marshes of Skidaway Island)/(BNP Paribas SA LOC)	9,000,000
		TOTAL	75,800,000
		Hawaii--0.1%
860,000		Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15), Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ)	860,000
2,215,000		Hawaii State Airport System, (PT-830), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,215,000
		TOTAL	3,075,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--3.5%
$8,050,000		Chicago, IL O'Hare International Airport, (PA-1198), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ)	$8,050,000
1,070,000		Chicago, IL O'Hare International Airport, (PT-1993), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	1,070,000
7,305,000		Chicago, IL O'Hare International Airport, (PT-664), Weekly VRDNs (AMBAC INS)/(Danske Bank A/S LIQ)	7,305,000
9,995,000	[2]	Chicago, IL O'Hare International Airport, (PT-685), 1.50% TOBs (AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 5/5/2005	9,995,000
7,000,000		Chicago, IL O'Hare International Airport, (PT-756), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	7,000,000
4,800,000	[2]	Chicago, IL O'Hare International Airport, (PT-925), 1.50% TOBs (FSA INS)/(BNP Paribas SA LIQ), Optional Tender 5/5/2005	4,800,000
6,055,000	[2]	Chicago, IL O'Hare International Airport, (PT-933), 1.25% TOBs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/7/2005	6,055,000
5,200,000		Chicago, IL O'Hare International Airport, ROCs,(Series 239), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,200,000
6,230,000		Chicago, IL Single Family Mortgage, (PT-290), Weekly VRDNs (GNMA COL)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	6,230,000
2,600,000		Chicago, IL, (Series 1997), Weekly VRDNs (Trendler Components, Inc.)/ (Bank One N.A. (Chicago) LOC)	2,600,000
1,555,000		Chicago, IL, (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	1,555,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds, (Series 1998), 1.50% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2004	10,500,000
6,000,000		Cook County, IL, Roaring Forks, (Series 2004-1), Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ)	6,000,000
515,000		Galva, IL, (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/ (Wells Fargo Bank Minnesota N.A. LOC)	515,000
3,740,000		Illinois Development Finance Authority, (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Lasalle Bank, N.A. LOC)	3,740,000
1,050,000		Illinois Development Finance Authority, IDB, (Series 1989), Weekly VRDNs (Addison 450 LP)/(Bank One N.A. (Chicago) LOC)	1,050,000
1,600,000		Illinois Development Finance Authority, IDB, (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC)	1,600,000
3,795,000		Illinois Development Finance Authority, IDB, (Series 2000A), Weekly VRDNs (Demar, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	3,795,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--continued
$3,000,000		Illinois Development Finance Authority, IDB, (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	$3,000,000
5,960,000		Robbins (Village of), IL, (Series 2001), Weekly VRDNs (Robbins Property LLC)/(Bank One N.A. (Chicago) LOC)	5,960,000
		TOTAL	96,020,000
		Indiana--3.1%
8,640,000		Carmel Clay Schools, IN, 2.00% TANs, 12/31/2004	8,664,835
750,000		Clarksville, IN, (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(U.S. Bank N.A., Cincinnati LOC)	750,000
8,000,000		Hamilton, IN Southeastern Schools, 1.75% TANs, 12/31/2004	8,019,724
1,260,000		Huntington, IN, (Series 1999), Weekly VRDNs (DK Enterprises LLC)/ (Wells Fargo Bank Minnesota N.A. LOC)	1,260,000
12,105,000	[2]	Indiana Bond Bank, MERLOTS, (Series 2001 - A119), 1.25% TOBs (Indiana State Revolving Fund Program)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	12,105,000
2,825,000		Indiana State HFA, MERLOTS, (Series 2000-PPP), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,825,000
2,585,000		Indianapolis, IN Local Public Improvement Bond Bank, (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	2,585,000
3,400,000		Indianapolis, IN, (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/ (National City Bank, Pennsylvania LOC)	3,400,000
5,000,000		Jasper County, IN EDA, (Series 2000), Weekly VRDNs (T & M LP)/(Key Bank, N.A. LOC)	5,000,000
7,325,000		Jeffersonville, IN, (PT-1309), Weekly VRDNs (Armstrong Farms Apartments)/ (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	7,325,000
1,690,000		Kendallville, IN, (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/ (National City Bank, Ohio LOC)	1,690,000
3,800,000		Mishawaka, IN, (Series 2000), Weekly VRDNs (Atchison Indiana LLC)/ (National City Bank, Indiana LOC)	3,800,000
9,500,000		Muncie, IN Community Schools, 2.00% TANs, 12/31/2004	9,527,333
5,250,000		Northern Wells, IN Community Schools, 2.00% TRANs, 12/31/2004	5,264,021
555,000		Richmond, IN, (Series 1996), Weekly VRDNs (Holland Colors Americas, Inc.)/(Bank One N.A. (Chicago) LOC)	555,000
10,000,000		Whiting, IN Environmental Facilities Revenue, (Series 2002B), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD)	10,000,000
2,600,000		Whitley County, IN, (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,600,000
		TOTAL	85,370,913
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Kansas--0.7%
$6,110,000	[2]	Sedgwick & Shawnee Counties, KS, MERLOTS, (Series 2001 A-35), 1.50% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 4/27/2005	$6,110,000
2,825,000		Sedgwick & Shawnee Counties, KS, Variable Rate Certificates, (Series 1999W), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	2,825,000
11,152,083		Unified Government of Wyandotte County/Kansas City, KS, (Series 2003-VII), 1.15% BANs, 11/1/2004	11,152,083
		TOTAL	20,087,083
		Kentucky--0.8%
6,000,000		Graves County, KY, School Building Revenue Bonds, (Series 1988), Weekly VRDNs (Seaboard Farms)/(Bank of New York LOC)	6,000,000
1,210,000		Jefferson County, KY, (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/ (Fifth Third Bank, Cincinnati LOC)	1,210,000
11,995,000		Kenton County, KY Airport Board, Trust Receipts (Series 1998F-1), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	11,995,000
2,605,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Fifth Third Bank, Cincinnati LOC)	2,605,000
		TOTAL	21,810,000
		Louisiana--1.0%
4,000,000		ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT)/(Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	4,000,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC)	5,000,000
10,100,000		Lake Charles, LA Harbor & Terminal District, (Series 2000), Weekly VRDNs (ConocoPhillips)/(Bank One N.A. (Chicago) LOC)	10,100,000
2,285,000		Louisiana HFA, Trust Receipts, (Series 1999 FR/RI-52), Weekly VRDNs (GNMA COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	2,285,000
7,000,000		Louisiana Public Facilities Authority, (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.)	7,000,000
		TOTAL	28,385,000
		Maine--0.5%
3,000,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC)	3,000,000
1,950,000		Biddeford, ME, (Series 2000) Weekly VRDNs (Volk Packaging)/(Comerica Bank LOC)	1,950,000
5,730,000	[2]	Maine State Housing Authority, MERLOTS (Series 2001-A108), 1.30% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	5,730,000
1,430,000		Trenton, ME, (Series 1998) Weekly VRDNs (Hinckley Co.)/(Key Bank, N.A. LOC)	1,430,000
1,565,000		Westbrook, ME Weekly VRDNs (D & G Group)/(Fleet National Bank LOC)	1,565,000
		TOTAL	13,675,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Maryland--1.4%
$5,850,000		Maryland Industrial Development Financing Authority, (Series 1999), 1.50% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2004	$5,850,000
6,190,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,190,000
10,000,000		Maryland State Community Development Administration, (Series 2003E), 1.25% TOBs 12/21/2004	10,000,000
2,000,000		Maryland State Community Development Administration, MERLOTS, (Series 2001-B2), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,000,000
6,800,000		Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (Hunter Douglas Northeast, Inc.)/(Wachovia Bank N.A. LOC)	6,800,000
750,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002), Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC)	750,000
6,000,000		Northeast, MD Waste Disposal Authority, (PT-766), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	6,000,000
1,755,000		Prince Georges County, MD Housing Authority Mortgage, (PT-1311), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	1,755,000
		TOTAL	39,345,000
		Massachusetts--4.9%
43,995,000		Commonwealth of Massachusetts, PUTTERs, (Series 443), Weekly VRDNs (FGIC, FSA INS) and J.P. Morgan Chase Bank LIQs)	43,995,000
8,380,000		Dover-Sherborn, MA Regional School District, 1.75% BANs, 11/12/2004	8,387,307
15,000,000		Freetown-Lakeville, MA Regional School District, 2.00% BANs, 10/22/2004	15,018,331
19,475,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs, (Series 442), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	19,475,000
3,500,000		Massachusetts Development Finance Agency, (Series 2004), Weekly VRDNs (Thayer Academy)/(Allied Irish Banks PLC LOC)	3,500,000
11,000,000		Massachusetts HEFA, (Series 2003), Weekly VRDNs (Emmanuel College)/(Allied Irish Banks PLC and State Street Bank and Trust Co. LOCs)	11,000,000
5,260,000		Massachusetts HEFA, (Series 2004G), Weekly VRDNs (Winchester Hospital)/(Fleet National Bank LOC)	5,260,000
7,500,000		Massachusetts IFA, (Series 1996), Weekly VRDNs (Newbury College)/ (Fleet National Bank LOC)	7,500,000
4,500,000		Massachusetts IFA, (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/ (Key Bank, N.A. LOC)	4,500,000
4,000,000		Massachusetts State HFA, (Series R), 1.15% BANs, 5/2/2005	4,000,000
13,100,000		Massachusetts Water Resources Authority, (Series 1998D), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	13,100,000
		TOTAL	135,735,638
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Michigan--0.7%
$14,380,000	[2]	Detroit, MI City School District, MERLOTS, (Series 2000 A8), 1.25% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	$14,380,000
6,000,000		Grand Rapids & Kent County, MI Joint Building Authority, (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ)	6,000,000
		TOTAL	20,380,000
		Minnesota--1.8%
2,750,000		Apple Valley, MN, IDRB (Series 1995), Weekly VRDNs (AV Development Co.)/(U.S. Bank N.A., Cincinnati LOC)	2,750,000
3,000,000		Coon Rapids, MN, (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,000,000
6,440,000		Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS, (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)	6,440,000
5,915,000		Fridley, MN Independent School District 14, 1.75% TRANs (Minnesota State GTD), 9/30/2004	5,920,746
3,320,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(Lasalle Bank, N.A. LOC)	3,320,000
1,800,000		Minneapolis, MN IDA, (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,800,000
5,220,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-735), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	5,220,000
1,605,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-908), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	1,605,000
8,975,000		Minnesota Public Facilities Authority, (PT-1175), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	8,975,000
1,900,000		Northfield, MN, (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/ (Lasalle Bank, N.A. LOC)	1,900,000
1,780,000		Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,780,000
4,700,000		Spring Lake Park, MN Independent School District No. 16, 1.65% TRANs (Minnesota State GTD), 9/28/2004	4,703,528
715,000		Springfield, MN, (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank Minnesota N.A. LOC)	715,000
2,250,000		White Bear Lake, MN, (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,250,000
		TOTAL	50,379,274
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Mississippi--1.9%
$3,000,000		Mississippi Home Corp., (PT-1446), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	$3,000,000
6,000,000		Mississippi Home Corp., (Series 1997), Weekly VRDNs (Windsor Park Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	6,000,000
7,500,000		Mississippi Home Corp., MERLOTS, (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	7,500,000
3,905,000		Mississippi Home Corp., MERLOTS, (Series YYY), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	3,905,000
18,685,000		Mississippi Home Corp., Roaring Forks (Series 2002-16), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	18,685,000
3,940,000		Mississippi Home Corp., Roaring Forks Certificates (Series 2001-14), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	3,940,000
9,790,000		Mississippi Regional Housing Authority No. II, (Series 1998), 1.30% TOBs (Bradford Park Apartments)/(Amsouth Bank N.A., Birmingham LOC), Mandatory Tender 10/1/2004	9,790,000
		TOTAL	52,820,000
		Missouri--3.2%
880,000		Kansas City, MO IDA, (Series 1999), Weekly VRDNs (B&B Investments LLC)/ (Wells Fargo Bank Minnesota N.A. LOC)	880,000
13,785,000		Missouri State HEFA, (Series 1985B), Weekly VRDNs (Barnes Hospital)/ (J.P. Morgan Chase Bank LOC)	13,785,000
6,000,000		Missouri State HEFA, (Series 2000), Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	6,000,000
6,000,000		Missouri State HEFA, (Series 2002), Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ)	6,000,000
2,725,000		Missouri State Housing Development Commission, MERLOTS, (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,725,000
1,700,000	[2]	Missouri State Housing Development Commission, MERLOTS, (Series 2000-QQQ), 1.30% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	1,700,000
3,380,000		Missouri State Housing Development Commission, MERLOTS, (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	3,380,000
1,000,000		St. Louis, MO IDA, (Series 1997), Weekly VRDNs (Cee Kay Supply)/ (Commerce Bank, N.A., Kansas City LOC)	1,000,000
53,975,000		University of Missouri, Capital Project Notes, (Series 2004 FR/RI-L44), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	53,975,000
		TOTAL	89,445,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Montana--0.8%
$7,790,000	[2]	Montana State Board of Housing, (Series 2004 FR/RI-L6), 1.10% TOBs (Lehman Brothers Holdings, Inc. LIQ), Optional Tender 10/13/2004	$7,790,000
2,815,000		Montana State Board of Housing, MERLOTS, (Series 2002 A19), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,815,000
4,650,000		Montana State Board of Housing, PUTTERs, (Series 348), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	4,650,000
6,155,000		Montana State Board of Housing, Variable Certificates, (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ)	6,155,000
		TOTAL	21,410,000
		Multi State--7.6%
11,840,922		ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	11,840,922
4,485,500		BNY Municipal Certificates Trust (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	4,485,500
8,800,000		Charter Mac Floater Certificates Trust I, (Nat-1 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and State Street Bank and Trust Co. LIQs)	8,800,000
6,500,000		Charter Mac Floater Certificates Trust I, (Nat-2 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and State Street Bank and Trust Co. LIQs)	6,500,000
7,000,000		Charter Mac Floater Certificates Trust I, (Nat-4 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and State Street Bank and Trust Co. LIQs)	7,000,000
38,924,000		Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	38,924,000
39,806,000		Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS and State Street Bank and Trust Co. LIQs)	39,806,000
16,820,000		Clipper Tax-Exempt Certificates Trust (MultiState-AMT)/(Series 2003-01), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	16,820,000
19,809,000		Clipper Tax-Exempt Certificates Trust (MultiState-AMT)/(Series 2003-03), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	19,809,000
23,253,360		Clipper Tax-Exempt Certificates Trust (MultiState-AMT)/(Series 2003-10), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)	23,253,360
20,000,000		Clipper Tax-Exempt Certificates Trust (MultiState-AMT)/(Series 2004-02), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Multi State--continued
$1,136,691		Koch Floating Rate Trust (MultiState Non-AMT)/(Series 1998-2), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	$1,136,691
1,744,863		Koch Floating Rate Trust (MultiState Non-AMT)/(Series 1999-2), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	1,744,863
3,829,385		Koch Floating Rate Trust (MultiState Non-AMT)/(Series 2001-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	3,829,385
6,831,271		Koch Floating Rate Trust (MultiState Non-AMT)/(Series 2002-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	6,831,271
		TOTAL	210,780,992
		Nebraska--1.2%
3,650,000		Douglas County, NE, (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,650,000
1,800,000		Douglas County, NE, (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,800,000
9,370,000		Nebraska Investment Finance Authority, (Series 2001 E), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	9,370,000
12,431,000		Nebraska Investment Finance Authority, (Series 2001 F), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	12,431,000
1,495,000		Nebraska Investment Finance Authority, MERLOTS, (Series 2000-O), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	1,495,000
5,700,000		Stanton County, NE, (Series 1998), Weekly VRDNs (Nucor Corp.)	5,700,000
		TOTAL	34,446,000
		Nevada--1.7%
6,330,000		Clark County, NV Airport System, (PT-1866), Weekly VRDNs (AMBAC INS)/ (WestLB AG LIQ)	6,330,000
12,500,000		Clark County, NV Industrial Development Revenue Board, (Series 2003A), Weekly VRDNs (Southwest Gas Corp.)/(Fleet National Bank LOC)	12,500,000
7,140,000		Clark County, NV, (Series 1997A), 1.50% TOBs (Signature Flight Support Corp.)/ (Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2004	7,140,000
7,535,000		Clark County, NV, (Series 1998), 1.50% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2004	7,535,000
13,000,000		Washoe County, NV Water Facilities Revenue, (Series 2004 FR/RI-F9J), Weekly VRDNs (Sierra Pacific Power Co.)/(Lehman Brothers Holdings, Inc. SWP)	13,000,000
		TOTAL	46,505,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Hampshire--1.0%
$3,945,000		New Hampshire Business Finance Authority, (Series 2002), Weekly VRDNs (GT Equipment Technologies, Inc.)/(Fleet National Bank LOC)	$3,945,000
1,752,000		New Hampshire Business Finance Authority, (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC)	1,752,000
10,000,000		New Hampshire Business Finance Authority, PCR Bonds, (Series A), 1.02% CP (New England Power Co.), Mandatory Tender 8/11/2004	10,000,000
9,160,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 1997B), Weekly VRDNs (RiverWoods at Exeter)/(Lasalle Bank, N.A. LOC)	9,160,000
2,325,000		New Hampshire State HFA, MERLOTS, (Series 2001 A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,325,000
1,635,000		New Hampshire State HFA, MERLOTS, (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,635,000
		TOTAL	28,817,000
		New Jersey--1.4%
8,000,000		Long Branch, NJ, 2.00% BANs, 10/1/2004	8,011,592
1,315,000		Lopatcong, NJ, 1.85% BANs, 4/1/2005	1,316,461
2,830,000		New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series 1998-54), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	2,830,000
1,545,000		New Jersey Turnpike Authority, (Series 2003C-1) Weekly VRDNs (FSA INS)/ (WestLB AG LIQ)	1,545,000
16,320,000		Trenton, NJ, 1.75% BANs, 10/15/2004	16,329,924
1,646,000		Union Beach, NJ, 2.00% BANs, 3/17/2005	1,649,490
4,886,000		Union City, NJ, 3.00% BANs, 5/18/2005	4,935,612
3,217,000		Willingboro Township, NJ, 3.00% BANs, 7/22/2005	3,256,361
		TOTAL	39,874,440
		New Mexico--1.2%
2,165,000		Albuquerque, NM, (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,165,000
4,910,000		Albuquerque, NM, (Series 1999), Weekly VRDNs (El Encanto, Inc.)/ (Wells Fargo Bank Minnesota N.A. LOC)	4,910,000
3,500,000		Los Lunas Village, NM, (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/ (Standard Federal Bank, N.A. LOC)	3,500,000
10,000,000		New Mexico Mortgage Finance Authority, (Series 2004), 1.36875% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 3/1/2005	10,000,000
2,535,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS, (Series 2000-A18), 1.30% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	2,535,000
1,830,000		New Mexico Mortgage Finance Authority, MERLOTS, (Series 2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	1,830,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Mexico--continued
$4,595,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS, (Series 2001 A66), 1.30% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	$4,595,000
3,290,000		New Mexico Mortgage Finance Authority, (PT-739), Weekly VRDNs (GNMA COL)/(BNP Paribas SA LIQ)	3,290,000
		TOTAL	32,825,000
		New York--8.3%
10,246,000		Clymer, NY Central School District, 2.75% BANs, 6/23/2005	10,331,391
5,000,000		Commack, NY Union Free School District, 2.00% BANs, 11/19/2004	5,012,028
14,175,000		Johnson City, NY Central School District, 3.00% BANs, 6/17/2005	14,327,654
5,390,000		Long Island Power Authority, NY, (Series 2003D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	5,390,000
3,200,000		New York City, NY Housing Development Corp., (Series 2003A: 2 Gold Street), Weekly VRDNs (2 Gold LLC)/(Fleet National Bank LOC)	3,200,000
5,000,000		New York City, NY Transitional Finance Authority, (1999 Subseries A-2), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	5,000,000
17,000,000		New York City, NY Transitional Finance Authority, MERLOTS, (Series 2002-A40), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	17,000,000
11,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-D), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ)	11,000,000
11,765,000		New York City, NY, (1994 Series A-9), Weekly VRDNs (J.P. Morgan Chase Bank LOC)	11,765,000
35,775,000		New York City, NY, (2004 Series E), 2.00% Bonds, 8/1/2004	35,775,000
9,000,000		New York City, NY, (2004 Series H-8), Weekly VRDNs (WestLB AG LOC)	9,000,000
13,000,000		New York City, NY, (ROCs Series 251), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. GTD)/(Citigroup Global Markets Holdings, Inc. LIQ)	13,000,000
9,175,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries F-2A), Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit Local LIQ)	9,175,000
27,755,000		New York State HFA, (Series 2002A: 271 West 47th Street), Weekly VRDNs (Biltmore Tower, LLC)/(FNMA LOC)	27,755,000
53,260,000		New York State HFA, Service Contract Revenue Bonds (2003 Series I), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	53,260,000
		TOTAL	230,991,073
		North Carolina--1.4%
3,000,000		Catawba County, NC Industrial Facilities & Pollution Control Financing Authority, (Series 2001), Weekly VRDNs (McLin Creek Partners LLC)/ (Wachovia Bank N.A. LOC)	3,000,000
2,840,000	[2]	Charlotte, NC Airport, (PT-719), 1.50% TOBs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ), Optional Tender 5/5/2005	2,840,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		North Carolina--continued
$4,530,000		Davie County, NC Industrial Facilities & PCFA Weekly VRDNs (Cycle Group, Inc.)/(Wachovia Bank N.A. LOC)	$4,530,000
1,000,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2002), Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,000,000
950,000		North Carolina Capital Facilities Finance Agency, (Series 2001), Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	950,000
3,500,000		North Carolina Capital Facilities Finance Agency, (Series 2001), Weekly VRDNs (Pfeiffer University)/(Wachovia Bank N.A. LOC)	3,500,000
7,225,000		North Carolina Capital Facilities Finance Agency, (Series 2001), Weekly VRDNs (Queens College)/(Bank of America N.A. LOC)	7,225,000
3,170,000		North Carolina HFA, MERLOTS, (Series 2000 A37), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,170,000
11,000,000	[2]	North Carolina State, (PT-413), 1.35% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/21/2005	11,000,000
255,000		Sampson County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 1997), Weekly VRDNs (DuBose Strapping, Inc.)/ (Wachovia Bank N.A. LOC)	255,000
		TOTAL	37,470,000
		Ohio--3.1%
4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)/(Series 1998-18), (Series 1998-18), 1.25% TOBs (Cleveland, OH Waterworks)/(FSA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 11/3/2004	4,000,000
6,000,000		Clark County, OH, (Series 2002), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	6,000,000
6,055,000		Cuyahoga County, OH, (PT-1966), Weekly VRDNs (Antioch Towers Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	6,055,000
3,950,000		Hamilton, OH Multi-Family Housing, (Series 2003A: Knollwood Crossing II Apartments), Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(Federal Home Loan Bank of Indianapolis LOC)	3,950,000
8,000,000		Huber Heights, OH, IDR (Series 1999), Weekly VRDNs (Paxar Corp.)/ (SunTrust Bank LOC)	8,000,000
5,500,000		Medina County, OH, (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/ (Huntington National Bank, Columbus, OH LOC)	5,500,000
150,000		Ohio HFA, MERLOTS, (Series 2000-AA), Weekly VRDNs (GNMA COL)/ (Wachovia Bank N.A. LIQ)	150,000
2,650,000		Ohio HFA, MERLOTS, (Series 2001-A78), Weekly VRDNs (GNMA COL)/ (Wachovia Bank N.A. LIQ)	2,650,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$4,680,000		Ohio HFA, Variable Rate Certificates, (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	$4,680,000
4,100,000		Ohio State Air Quality Development Authority, (Series 2001-A), Daily VRDNs (Cincinnati Gas & Electric Co.)/(Credit Lyonnais SA LOC)	4,100,000
10,765,000		Ohio State Building Authority, (Series 2002), FR/RI-L39J Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	10,765,000
1,270,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2002), Weekly VRDNs (PPG Industries, Inc.)	1,270,000
4,000,000		Ohio State Water Development Authority, (Series 2002), Weekly VRDNs (PEL Technologies LLC)/(Key Bank, N.A. LOC)	4,000,000
6,300,000		Ohio State, Solid Waste Revenue Bonds (Series 1998), Daily VRDNs (BP Exploration & Oil, Inc.)/(BP PLC GTD)	6,300,000
8,800,000		Ohio Waste Development Authority Solid Waste, (Series 2001), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD)	8,800,000
5,300,000		Ohio Waste Development Authority Solid Waste, Refunding (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD)	5,300,000
2,000,000		Shaker Heights, OH, 1.35% BANs, 12/9/2004	2,001,399
2,107,600		Wapakoneta, OH, 2.20% BANs, 6/16/2005	2,111,210
		TOTAL	85,632,609
		Oklahoma--0.9%
6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(J.P. Morgan Chase Bank LOC)	6,000,000
13,000,000		Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	13,000,000
6,000,000		Oklahoma Development Finance Authority, (Series 2003), 1.35% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Optional Tender 12/1/2004	6,000,000
		TOTAL	25,000,000
		Oregon--1.7%
27,550,000		Oregon State Housing and Community Services Department, (Series P), 1.25% TOBs, Mandatory Tender 1/6/2005	27,550,000
8,500,000		Port of Morrow, OR, (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	8,500,000
10,000,000		Port of Morrow, OR, (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	10,000,000
		TOTAL	46,050,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--3.6%
$13,000,000		Allegheny County, PA IDA, (Series 2004A), Weekly VRDNs (UPMC Health System)/(J.P. Morgan Chase Bank LOC)	$13,000,000
1,000,000		Chester County, PA IDA, (Series 2000A), Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC)	1,000,000
8,000,000		Erie, PA City School District, 2.75% TRANs, 6/30/2005	8,069,534
1,802,000		Northampton County, PA IDA, (Series 1997), Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC)	1,802,000
1,000,000		Pennsylvania EDFA Weekly VRDNs (Cyrogenics, Inc.)/(PNC Bank, N.A. LOC)	1,000,000
25,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 1997A), Weekly VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)	25,000,000
19,500,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002 A), Weekly VRDNs (FSA INS)/(Bayerische Landesbank Girozentrale, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG LIQs)	19,500,000
20,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-1), Weekly VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)	20,000,000
10,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-2), Weekly VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)	10,000,000
		TOTAL	99,371,534
		Rhode Island--0.4%
3,855,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC)	3,855,000
6,005,000		Warwick, RI Housing Authority, (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Fleet National Bank LOC)	6,005,000
		TOTAL	9,860,000
		South Carolina--2.2%
20,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.)	20,000,000
140,000		Berkeley County, SC IDB, (Series 1989), Weekly VRDNs (W.W. Williams Co.)/(Bank One N.A. (Columbus) LOC)	140,000
19,000,000		Berkeley County, SC IDB, (Series 1996A), Weekly VRDNs (Nucor Corp.)	19,000,000
500,000		Berkeley County, SC IDB, (Series 1997), Weekly VRDNs (Nucor Corp.)	500,000
13,000,000		Berkeley County, SC IDB, (Series 1998), Weekly VRDNs (Nucor Corp.)	13,000,000
2,450,000		South Carolina Jobs-EDA Weekly VRDNs (Boozer Lumber Co.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,450,000
250,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (NMFO Associates)/(Wachovia Bank N.A. LOC)	250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		South Carolina--continued
$450,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank N.A. LOC)	$450,000
250,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank N.A. LOC)	250,000
3,700,000		South Carolina Jobs-EDA, (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC)	3,700,000
2,400,000		York County, SC IDA, (Series1989), Weekly VRDNs (Sediver Inc.)/ (BNP Paribas SA LOC)	2,400,000
		TOTAL	62,140,000
		South Dakota--0.2%
5,000,000		South Dakota Housing Development Authority, (2003 Series F), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	5,000,000
		Tennessee--0.6%
1,100,000		Cheatham County, TN IDB, (Series 1997B), Weekly VRDNs (Triton Boat Co.)/(Amsouth Bank N.A., Birmingham LOC)	1,100,000
3,000,000		Jackson, TN IDB, Solid Waste Facility Bonds, (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC)	3,000,000
950,000		Knox County, TN IDB, (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	950,000
9,005,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 1988), Weekly VRDNs (Arbor Lake Project)/(PNC Bank, N.A. LOC)	9,005,000
300,000		South Pittsburg, TN IDB, (Series 1996), Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC)	300,000
2,520,000		Tullahoma, TN IDB, (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/ (SunTrust Bank LOC)	2,520,000
		TOTAL	16,875,000
		Texas--14.3%
4,690,000		Arlington, TX Housing Finance Corp., Roaring Forks Certificates, (Series 2002-03), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	4,690,000
12,000,000		Austin, TX Airport System, MERLOTS, (Series 2000J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	12,000,000
14,955,000		Austin, TX Housing Finance Corp., (PT-1348), Weekly VRDNs (Blunn Creek Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	14,955,000
5,000,000	[2]	Austin, TX, MERLOTS (Series 2000-A26), 1.30% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	5,000,000
8,000,000		Brazos Harbor, TX IDC, (Series 2003), 1.375% TOBs (Conoco Phillips Co.)/ (ConocoPhillips GTD), Mandatory Tender 8/1/2004	8,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$15,300,000		Brazos River Authority, TX, (Series 2001 D-1), Weekly VRDNs (TXU Energy)/(Credit Suisse First Boston LOC)	$15,300,000
17,500,000		Brazos River Authority, TX, (Series 2001 D-2), Weekly VRDNs (TXU Energy)/(J.P. Morgan Chase Bank LOC)	17,500,000
1,700,000		Brazos River Authority, TX, (Series 2002A), Weekly VRDNs (TXU Energy)/(Citibank N.A., New York LOC)	1,700,000
5,910,000		Colorado County, TX IDC, (Series 2000), Weekly VRDNs (Great Southern Wood Preserving Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	5,910,000
3,185,000		Dallas-Fort Worth, TX International Airport, MERLOTS, (Series 2002-A13), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,185,000
9,000,000		Dallas-Fort Worth, TX International Airport, (PA-1061), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	9,000,000
3,915,000		Dallas-Fort Worth, TX International Airport, (PT-738), Weekly VRDNs (FGIC INS)/(Danske Bank A/S LIQ)	3,915,000
7,150,000		Dallas-Fort Worth, TX International Airport, PUTTERs, (Series 350), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	7,150,000
4,995,000		Dallas-Fort Worth, TX International Airport, PUTTERs, (Series 354), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank LIQ)	4,995,000
3,000,000		Dallas-Fort Worth, TX International Airport, ROCs, (Series 268), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,000,000
21,650,000		Dallas-Fort Worth, TX International Airport, Roaring Forks, (Series 2003-4), Weekly VRDNs (FSA, MBIA Insurance Corp. INS) and Bank of New York LIQs)	21,650,000
4,000,000	[2]	El Paso, TX Housing Finance Corp., MERLOTS, (Series 2001 A-40), 1.30% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	4,000,000
5,400,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds, (Series 1993), Daily VRDNs (BP Amoco Corp)	5,400,000
13,000,000		Gulf Coast, TX Waste Disposal Authority, Daily VRDNs (BP Amoco Corp)	13,000,000
27,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 1993), Daily VRDNs (BP Amoco Corp)	27,500,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994), Daily VRDNs (BP Amoco Corp)	25,000,000
12,400,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994), Daily VRDNs (BP Amoco Corp)	12,400,000
7,400,000		Gulf Coast, TX Waste Disposal Authority, (Series 1997), Daily VRDNs (BP Amoco Corp)	7,400,000
3,400,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001), Daily VRDNs (BP Amoco Corp)/(BP PLC GTD)	3,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$8,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD)	$8,000,000
4,500,000		Harris County, TX HFDC, (Series 2002), Daily VRDNs (Methodist Hospital, Harris County, TX)	4,500,000
4,756,000		Harris County, TX HFDC, Roaring Forks Certificates, (Series 2001-13), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	4,756,000
9,585,000		Houston, TX Airport System, MERLOTS, (Series 2001-B4), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	9,585,000
13,460,000		Houston, TX, (Series 2004 FR/RI-L41), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	13,460,000
3,500,000		Lower Neches Valley Authority, TX, (Series 2003), Weekly VRDNs (Onyx Environmental Services LLC)/(Fleet National Bank LOC)	3,500,000
15,000,000		Port Arthur Navigation District, TX IDC, (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.)	15,000,000
3,475,000		Saginaw, TX IDA, (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(Bank One N.A. (Chicago) LOC)	3,475,000
6,340,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS, (Series 2002-A53), 1.75% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/20/2005	6,340,000
7,000,000		San Antonio, TX Independent School District, (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	7,000,000
2,425,000		Tarrant County, TX Housing Finance Corp., (PT-2044), Weekly VRDNs (Hulen Bend Seniors Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,425,000
3,270,000		Texas State Department of Housing & Community Affairs, Variable Certificates (Series 2001A), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Bank of America N.A. LIQ)	3,270,000
75,000,000		Texas State, 2.00% TRANs, 8/31/2004	75,052,453
3,850,000		Waxahachie, TX IDA, (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	3,850,000
		TOTAL	396,263,453
		Utah--0.1%
1,500,000		West Jordan, UT, (Series 1999), Weekly VRDNs (Penco Products, Inc.)/ (Key Bank, N.A. LOC)	1,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Vermont--0.5%
$6,785,000	[2]	Vermont HFA, MERLOTS, (Series 2001-A49), 1.30% TOBs (FSA INS)/ (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	$6,785,000
5,995,000	[2]	Vermont HFA, MERLOTS, (Series 2001-A91), 1.30% TOBs (FSA INS)/ (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	5,995,000
		TOTAL	12,780,000
		Virginia--1.6%
2,500,000		Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC)	2,500,000
10,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.29% CP (Virginia Electric & Power Co.), Mandatory Tender 10/13/2004	10,000,000
8,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.31% CP (Virginia Electric & Power Co.), Mandatory Tender 10/8/2004	8,000,000
5,000,000	[2]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 1.30% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/2/2004	5,000,000
4,500,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001A), Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC)	4,500,000
4,715,000		Portsmouth, VA Redevelopment and Housing Authority, (Series 2000), Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC)	4,715,000
6,500,000		Virginia Port Authority, MERLOTS, (Series 1997M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	6,500,000
3,000,000		Winchester, VA IDA, (Series 2001), Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A. LOC)	3,000,000
		TOTAL	44,215,000
		Washington--2.7%
6,990,000		Chelan County, WA Public Utility District No. 1, MERLOTS (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	6,990,000
5,233,000		Energy Northwest, WA, Piper Certificates, (Series 2002C), Weekly VRDNs (FSA INS)/(Bank of New York LIQ)	5,233,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC)	9,000,000
2,495,000		Port of Seattle, WA, (PT-720), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	2,495,000
4,450,000		Port of Seattle, WA, (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	4,450,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Washington--continued
$4,320,000	[2]	Port of Seattle, WA, (PT-850), 1.15% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/19/2004	$4,320,000
3,560,000		Port of Seattle, WA, (PT-1718), Weekly VRDNs (FGIC INS)/(WestLB AG LIQ)	3,560,000
8,600,000		Port of Seattle, WA, (PT-1780), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	8,600,000
7,760,000	[2]	Port of Seattle, WA, MERLOTS, (Series 2001-A53), 1.30% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/18/2004	7,760,000
2,420,000		Seattle, WA Housing Authority, (Series 2002: New Holly Project Phase III), Weekly VRDNs (Desdemona LP)/(Key Bank, N.A. LOC)	2,420,000
4,250,000		Seattle, WA Housing Authority, (Series 2003), Weekly VRDNs (High Point North LP)/(Bank of America N.A. LOC)	4,250,000
11,810,000	[2]	Spokane, WA Public Facilities District, MERLOTS, (Series 2001-A111), 1.30% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	11,810,000
5,350,000		Washington State Housing Finance Commission, (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC)	5,350,000
		TOTAL	76,238,000
		West Virginia--0.6%
1,510,000		Berkeley County, WV County Commission, (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(Wachovia Bank N.A. LOC)	1,510,000
9,500,000		Grant County, WV County Commission, PCRB, (Series 1994), 1.10% CP (Virginia Electric & Power Co.), Mandatory Tender 9/7/2004	9,500,000
1,500,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds, (Series 1996), 1.20% CP (Virginia Electric & Power Co.), Mandatory Tender 8/16/2004	1,500,000
4,870,000		South Charleston, WV, (PT-1637), Weekly VRDNs (Southmoor Apartments)/ (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	4,870,000
		TOTAL	17,380,000
		Wisconsin--0.8%
4,300,000		Ashland, WI School District, 1.75% TRANs, 8/27/2004	4,301,755
2,000,000		Clinton, WI Community School District, 1.75% TRANs, 9/15/2004	2,001,336
1,000,000		Grand Chute, WI, (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank N.A., Cincinnati LOC)	1,000,000
2,765,000		Hartford, WI, (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	2,765,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Wisconsin--continued
$4,695,000		Milton, WI School District, 2.00% TRANs, 9/21/2004	$4,700,692
2,300,000		Milwaukee, WI, (Series 1997), 1.50% TOBs (Signature Flight Support Corp.)/ (Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2004	2,300,000
1,000,000		New Berlin, WI, (Series 1997A), Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/(Bank One N.A. (Chicago) LOC)	1,000,000
3,080,000		Sussex, WI IDB, (Series 2000), Weekly VRDNs (Sharp Packaging Systems, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,080,000
195,000		Wisconsin Housing & EDA, Trust Receipts, (Series 1997-18), Weekly VRDNs (Bank of New York LIQ)	195,000
		TOTAL	21,343,783
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST) [3]	2,769,069,336
		OTHER ASSETS AND LIABILITIES - NET--0.2%	4,338,170
		TOTAL NET ASSETS--100%	$2,773,407,506

Securities that are subject to federal alternative minimum tax (AMT) represent 64.0% of the portfolio as calculated based on total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2004, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

First Tier	Second Tier
97.4%	2.6%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2004, these securities amounted to $154,145,000 which represents 5.6% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance Inc.
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts--Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
PCFA	--Pollution Control Finance Authority
PCRB	--Pollution Control Revenue Bond
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Summary Tables
Prime Cash Obligations Fund

At July 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
Commercial Paper & Notes	48.3%
Variable Rate Instruments	38.2%
Repurchase Agreements	1.4%
Bank Instruments	12.1%
TOTAL		100%

At July 31, 2004, the fund's credit quality ratings 3 composition was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	74.4%	P-1	100.0%
A-1	25.3%	P-2	0.0%
A-2	0.0%
Not rated by S&P	0.3%
TOTAL	100%		100%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the fund's Prospectus for descriptions of commercial paper repurchase agreements and bank instruments.

2 Percentages are based on total investments, which may differ from total net assets.

3 The table depicts the short-term credit quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). Rated securities include a security issued by an issuer, obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings rate the risk that a security will default in payment and do not address other risks presented by the security.

At July 31, 2004, the fund's effective maturity 4 schedule was as follows:

Securities with an Effective Maturity of:			Percentage of Total Investments [2]
1-7 days	29.7%	[5]
8-30 days	26.6%
31-90 days	26.5%
91-180 days	10.0%
181+ days	7.2%
TOTAL			100%

4 Effective maturity is determined in accordance with Federal regulations governing money market funds.

5 At July 31, 2004, overnight securities comprised 1.4% of the fund's total investments.

Portfolio of Investments
Prime Cash Obligations Fund

July 31, 2004

Principal Amount		Value
	ASSET-BACKED SECURITIES--1.7%
	Finance - Automotive--1.3%
$1,772,655	DaimlerChrysler Auto Trust 2003-B, Class A1, 1.140%, 12/8/2004	$1,772,655
43,000,000	DaimlerChrysler Auto Trust 2004-B, Class A1, 1.720%, 8/8/2005	43,000,000
30,000,000	Household Automotive Trust 2004-1, Class A1, 1.693%, 7/18/2005	30,000,000
40,000,000	USAA Auto Owner Trust 2004-2, Class A1, 1.660%, 7/15/2005	40,000,000
28,893,710	WFS Financial Owner Trust 2004-2, Class A1, 1.166%, 5/20/2005	28,893,710
	TOTAL	143,666,365
	Insurance--0.4%
11,000,000	Long Beach Acceptance Auto Receivables Trust 2004-B, Class A1, (FSA INS), 1.576%, 7/15/2005	10,997,124
34,908,323	Onyx Acceptance Auto Owner Trust 2004-B, Class A1, (Guaranteed by XL Capital Assurance Inc.), 1.404%, 6/15/2005	34,908,323
	TOTAL	45,905,447
	TOTAL ASSET-BACKED SECURITIES	189,571,812
	CERTIFICATES OF DEPOSIT--12.1%
	Banking--12.1%
163,000,000	Calyon, Paris, 1.1225% - 1.620%, 8/4/2004 - 12/31/2004	163,010,774
18,000,000	Citibank N.A., New York, 1.420%, 9/13/2004	18,000,000
70,000,000	Credit Suisse First Boston, 1.400%, 9/14/2004	70,000,000
197,000,000	Deutsche Bank AG, 1.180% - 1.250%, 9/27/2004 - 12/29/2004	197,023,091
32,000,000	Fifth Third Bank, Cincinnati, 1.225%, 3/18/2005	31,997,990
50,000,000	HBOS Treasury Services PLC, 1.180%, 9/27/2004	50,000,197
50,000,000	Huntington National Bank, Columbus, OH, 1.120% - 1.200%, 8/10/2004 - 9/24/2004	50,000,000
55,000,000	Regions Bank, Alabama, 1.160% - 1.270%, 8/31/2004 - 1/14/2005	55,000,000
65,000,000	Royal Bank of Canada, Montreal, 1.400% - 1.455%, 11/12/2004 - 2/8/2005	64,998,309
100,000,000	Royal Bank of Scotland PLC, Edinburgh, 1.390%, 2/2/2005	99,994,933
245,000,000	Societe Generale, Paris, 1.180% - 1.182%, 9/10/2004 - 9/27/2004	245,000,394
21,000,000	State Street Bank and Trust Co., 1.330%, 1/11/2005	21,000,000
25,000,000	SunTrust Bank, 1.250%, 12/7/2004	25,000,000
20,000,000	Svenska Handelsbanken, Stockholm, 1.130%, 12/30/2004	20,001,640
75,000,000	U.S. Bank N.A., Cincinnati, 1.170% - 1.280%, 11/15/2004 - 2/23/2005	74,995,779
178,000,000	UBS AG, 1.150% - 1.280%, 8/11/2004 - 8/16/2004	178,000,208
	TOTAL CERTIFICATES OF DEPOSIT	1,364,023,315
Principal Amount		Value
	COLLATERALIZED LOAN AGREEMENTS--10.8%
	Banking--1.8%
$200,000,000	CDC Financial Products, Inc., 1.412%, 8/2/2004	$200,000,000
	Brokerage--9.0%
490,000,000	Citigroup Global Markets Inc., 1.372% - 1.412%, 8/2/2004	490,000,000
210,000,000	Goldman Sachs Group, Inc., 1.462% - 1.550%, 8/2/2004 - 10/25/2004	210,000,000
315,000,000	Merrill Lynch & Co., Inc., 1.462%, 8/2/2004	315,000,000
	TOTAL	1,015,000,000
	TOTAL COLLATERALIZED LOAN AGREEMENTS	1,215,000,000
	COMMERCIAL PAPER--29.1% [1]
	Banking--9.4%
83,000,000	Bank of Ireland, 1.160% - 1.280%, 10/22/2004 - 10/28/2004	82,768,529
229,000,000	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.280% - 1.590%, 8/20/2004 - 10/25/2004	228,466,672
21,500,000	Citicorp, 1.320%, 8/11/2004	21,492,117
67,000,000	DePfa Bank PLC, 1.080% - 1.160%, 8/9/2004 - 10/15/2004	66,942,884
72,100,000	Fountain Square Commercial Funding Corp., 1.060% - 1.110%, 8/2/2004 - 8/10/2004	72,085,418
100,000,000	HBOS Treasury Services PLC, 1.155%, 9/21/2004	99,836,375
199,000,000	KBC Financial Products International Ltd., (Guaranteed by KBC Bank N.V.), 1.110% - 1.790%, 8/17/2004 - 11/16/2004	198,375,690
71,000,000	Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.380% - 1.530%, 9/7/2004 - 10/12/2004	70,831,990
24,181,000	Tulip Funding Corp., 1.210%, 9/30/2004	24,132,235
104,000,000	Wells Fargo & Co., 1.310%, 8/10/2004	103,965,940
50,000,000	Westpac Capital Corp., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.145%, 10/12/2004	49,885,500
37,000,000	Westpac Trust Securities NZ Ltd., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.165%, 9/21/2004	36,938,935
	TOTAL	1,055,722,285
	Finance - Automotive--6.1%
607,500,000	FCAR Auto Loan Trust, A1+/P1 Series, 1.120% - 1.620%, 9/7/2004 - 11/16/2004	605,603,727
84,600,000	New Center Asset Trust, A1/P1 Series, 1.500% - 1.700%, 9/20/2004 - 12/10/2004	84,187,203
	TOTAL	689,790,930
Principal Amount		Value
	COMMERCIAL PAPER--continued
	Finance - Commercial--2.9%
$171,850,000	Compass Securitization LLC, 1.450%, 9/15/2004	$171,538,522
150,000,000	Edison Asset Securitization LLC, 1.350% - 1.465%, 8/23/2004 - 9/22/2004	149,747,139
	TOTAL	321,285,661
	Finance - Retail--4.3%
65,000,000	PREFCO-Preferred Receivables Funding Co., 1.080% - 1.400%, 9/13/2004	64,904,683
103,000,000	Paradigm Funding LLC, 1.790%, 1/10/2005	102,170,335
165,550,000	Sheffield Receivables Corp., 1.100% - 1.420%, 8/4/2004 - 9/10/2004	165,398,785
155,000,000	Yorktown Capital LLC, 1.370%, 8/20/2004	154,887,926
	TOTAL	487,361,729
	Finance - Securities--5.8%
30,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.415%, 9/10/2004	29,952,833
25,000,000	Galaxy Funding Inc., 1.610% - 1.620%, 11/8/2004 - 11/9/2004	24,888,297
483,200,000	Grampian Funding LLC, 1.070% - 1.710%, 8/9/2004 - 12/22/2004	482,184,147
24,800,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.390%, 9/24/2004	24,748,292
15,000,000	Lake Constance Funding LLC, 1.600%, 10/20/2004	14,946,667
82,000,000	Perry Global Funding LLC Series A, 1.070% - 1.350%, 8/16/2004 - 9/2/2004	81,949,212
	TOTAL	658,669,448
	Insurance--0.4%
49,000,000	AEGON Funding Corp., 1.530%, 10/1/2004	48,872,967
	Retail--0.2%
17,800,000	Wal-Mart Stores, Inc., 1.100%, 8/17/2004	17,791,298
	TOTAL COMMERCIAL PAPER	3,279,494,318
	CORPORATE NOTES--2.1%
	Finance - Securities--1.7%
33,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.430% - 1.570%, 10/27/2004 - 4/20/2005	32,999,002
162,000,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.270% - 1.480%, 10/15/2004 - 2/28/2005	161,993,903
	TOTAL	194,992,905
	Food & Beverage--0.2%
20,000,000	McDonald's Corp., 4.545%, 3/7/2005	20,367,725
	Pharmaceuticals and Healthcare--0.2%
20,000,000	Merck & Co., Inc., 4.484%, 2/22/2005	20,356,722
	TOTAL CORPORATE NOTES	235,717,352
Principal Amount		Value
	GOVERNMENT AGENCIES--3.7%
	Government Agency--3.7%
$155,000,000	Federal Home Loan Bank System, 1.300% - 1.600%, 2/28/2005 - 5/16/2005	$155,000,000
111,000,000	Federal Home Loan Mortgage Corp., 1.135% - 3.875%, 2/15/2005 - 11/7/2005	111,203,242
150,000,000	Federal National Mortgage Association, 1.360%, 2/15/2005	150,000,000
	TOTAL GOVERNMENT AGENCIES	416,203,242
	LOAN PARTICIPATION--1.3%
	Chemicals--1.0%
116,000,000	DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 1.200% - 1.420%, 8/31/2004 - 11/30/2004	116,000,000
	Electrical Equipment--0.3%
32,000,000	Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.), 1.430%, 5/19/2005	32,000,000
	TOTAL LOAN PARTICIPATION	148,000,000
	NOTES - VARIABLE--37.0% [2]
	Banking--18.8%
4,815,000	1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 1.580%, 8/5/2004	4,815,000
5,160,000	35 N. Fourth Street Ltd., Series 2000, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	5,160,000
4,696,000	Aaron Oil Co., Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	4,696,000
96,000,000	Abbey National Treasury Services PLC, Euro Medium Term Note, 1.240%, 8/16/2004	96,001,828
6,505,000	Acton Realty Investors LLP, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	6,505,000
2,660,000	Alabama State IDA, (Regions Bank, Alabama LOC), 1.530%, 8/5/2004	2,660,000
2,000,000	Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank Minnesota N.A. LOC), 1.600%, 8/5/2004	2,000,000
1,175,000	Alder Creek Properties LLC, (Key Bank, N.A. LOC), 1.530%, 8/5/2004	1,175,000
3,895,000	American Custom Yachts, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	3,895,000
9,000,000	American Health Centers, Inc., Series 2004, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	9,000,000
8,125,000	Anchor Holdings LLC, Series 2000, (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/5/2004	8,125,000
5,415,000	B & H Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	5,415,000
10,040,000	Badger Mining Corp., (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/4/2004	10,040,000
Principal Amount		Value
	NOTES - VARIABLE--continued
	Banking--continued
$3,425,000	Baldwin County Sewer Service LLC, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	$3,425,000
25,000,000	Bank of New York Co., Inc., 1.470%, 8/27/2004	25,000,000
1,800,000	Barker Property Management LLC, (Series 1998), (Wachovia Bank N.A. LOC), 1.520%, 8/4/2004	1,800,000
10,305,000	Barton Healthcare LLC, (Bank One N.A. (Chicago) LOC), 1.490%, 8/4/2004	10,305,000
8,045,000	Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 1.490%, 8/5/2004	8,045,000
2,095,000	Birmingham Fastener and Supply, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,095,000
186,500,000	Blue Heron Funding III, Inc., Series 3A, (Guaranteed by WestLB AG), 1.480%, 8/30/2004	186,500,000
35,000,000	Blue Heron Funding V-A Ltd., Class A-2, (Guaranteed by WestLB AG), 1.480%, 8/26/2004	35,000,000
3,335,000	Boyd-Plott LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	3,335,000
5,685,000	Briarwood LP, (Series 1999), (Bank One N.A. (Columbus) LOC), 1.580%, 8/5/2004	5,685,000
6,095,000	Brownsburg Christian Church, Inc., (U.S. Bank N.A., Cincinnati LOC), 1.630%, 8/5/2004	6,095,000
3,185,000	Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.500%, 8/5/2004	3,185,000
865,000	C.W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	865,000
5,045,000	CAM International LP, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/4/2004	5,045,000
7,285,000	California Statewide Communities Development Authority, (U.S. Bank N.A., Cincinnati LOC), 1.550%, 8/2/2004	7,285,000
50,000,000	Calyon, Paris, 1.297%, 8/13/2004	49,983,264
2,450,000	Capital Container Properties LLC, (Regions Bank, Alabama LOC), 1.580%, 8/5/2004	2,450,000
7,527,000	Capital One Funding Corp., (Bank One N.A. (Chicago) LOC), 1.490%, 8/5/2004	7,527,000
40,315,000	Capital One Funding Corp., (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	40,315,000
733,000	Capital One Funding Corp., (Series 1993-A), (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	733,000
11,023,000	Capital One Funding Corp., (Series 2001-B), (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	11,023,000
Principal Amount		Value
	NOTES - VARIABLE--continued
	Banking--continued
$1,905,000	Casna LP, Series 1997, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	$1,905,000
3,875,000	Charapp Family Ltd., Series 2000, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	3,875,000
4,975,000	Charles River LLC, (Harris Trust & Savings Bank, Chicago LOC), 1.680%, 8/5/2004	4,975,000
9,500,000	Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 1.470%, 8/4/2004	9,500,000
13,600,000	Citywide Development Corp., (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	13,600,000
3,350,000	Cleveland Country Club, Inc., Series 2001, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	3,350,000
5,300,000	Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 1.520%, 8/4/2004	5,300,000
7,625,000	Coilplus-Alabama, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.580%, 8/5/2004	7,625,000
11,535,000	Community Centre Group of Cos., (Comerica Bank LOC), 1.680%, 8/5/2004	11,535,000
15,000,000	Cook County, IL, Series 2002 A, 1.520%, 8/4/2004	15,000,000
3,500,000	DBH Properties LLC, Series 2004, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	3,500,000
3,400,000	Davis Industries, Inc., (Comerica Bank LOC), 1.490%, 8/5/2004	3,400,000
170,000,000	DePfa Bank PLC, 1.270%, 9/15/2004	170,000,000
5,000,000	Destin Water Users, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	5,000,000
34,000,000	Dexia Bank, Belgium, 1.294%, 8/2/2004	33,994,227
5,140,000	Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 1.430%, 8/5/2004	5,140,000
2,350,000	Elliott Aviation, Inc., (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/4/2004	2,350,000
5,130,000	Elmira Downtown Arena LLC, (Key Bank, N.A. LOC), 1.530%, 8/5/2004	5,130,000
930,000	Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.430%, 8/5/2004	930,000
3,000,000	Equity Development Corp., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.592%, 8/5/2004	3,000,000
8,100,000	Erwin Marine Sales, Inc., Series 2000, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	8,100,000
4,000,000	Excel Mining Systems, Inc., Series 2001, (Australia & New Zealand Banking Group, Melbourne LOC), 1.630%, 8/5/2004	4,000,000
Principal Amount		Value
	NOTES - VARIABLE--continued
	Banking--continued
$803,000	First Baptist Church of West Monroe, LA, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	$803,000
2,125,000	Frank Nelson Building of Birmingham LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,125,000
5,455,000	Franklin County, OH, Edison Welding, Series 1995, (Huntington National Bank, Columbus, OH LOC), 1.740%, 8/5/2004	5,455,000
1,070,000	Fredericksburg, VA IDA, (SunTrust Bank LOC), 1.530%, 8/4/2004	1,070,000
5,895,000	Freeport, IL, (U.S. Bank N.A., Cincinnati LOC), 1.680%, 8/5/2004	5,895,000
2,190,000	Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 1.530%, 8/5/2004	2,190,000
2,940,000	Galliano Marine Service, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.500%, 8/5/2004	2,940,000
2,000,000	Gary, In Redevelopment District, (Bank One N.A. (Chicago) LOC), 1.560%, 8/5/2004	2,000,000
4,500,000	Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 1.480%, 8/4/2004	4,500,000
1,230,000	Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 1.740%, 8/5/2004	1,230,000
4,140,000	Grigsby Properties LLC, Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	4,140,000
1,685,000	Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 1.680%, 8/5/2004	1,685,000
2,655,000	Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 1.680%, 8/5/2004	2,655,000
292,000,000	HBOS Treasury Services PLC, 1.140% - 1.579%, 8/2/2004 - 9/24/2004	292,000,000
3,350,000	Holden Properties Colorado LLC, (Comerica Bank - California LOC), 1.630%, 8/5/2004	3,350,000
9,140,000	Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/5/2004	9,140,000
4,710,000	Hugh W. Underwood Properties, (Regions Bank, Alabama LOC), 1.550%, 8/5/2004	4,710,000
5,955,000	Hugh W. Underwood, (Regions Bank, Alabama LOC), 1.550%, 8/5/2004	5,955,000
15,500,000	Huntington National Bank, Columbus, OH, 1.180%, 8/5/2004	15,501,299
3,085,000	IPC Industries, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.500%, 8/5/2004	3,085,000
3,150,000	IT Spring Wire LLC, Series 1997, (Fifth Third Bank, Cincinnati LOC), 1.520%, 8/5/2004	3,150,000
8,175,000	Ilsco Corp., (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/5/2004	8,175,000
Principal Amount		Value
	NOTES - VARIABLE--continued
	Banking--continued
$11,500,000	Interlock Realty Co., (U.S. Bank N.A., Cincinnati LOC), 1.490%, 8/5/2004	$11,500,000
1,235,000	J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.430%, 8/5/2004	1,235,000
3,945,000	Jemmack Funding Group LLC, Series 2002, (Fifth Third Bank, Cincinnati LOC), 1.480%, 8/5/2004	3,945,000
11,985,000	Jet-Pep, Inc., Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	11,985,000
4,300,000	Kansas Development Finance Authority, DLR Deer Creek Project, (Federal Home Loan Bank of Topeka LOC), 1.530%, 8/5/2004	4,300,000
1,650,000	Kent Capital LLC, Series 1999, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	1,650,000
2,300,000	Kentucky Derby Hosiery Co., Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,300,000
1,480,000	Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank Minnesota N.A. LOC), 1.400%, 8/5/2004	1,480,000
3,600,000	LCO Ventures LLC, (Fleet National Bank LOC), 1.500%, 8/5/2004	3,600,000
2,905,000	Life Church Birmingham, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,905,000
3,790,000	Lincoln Park, (Bank One N.A. (Chicago) LOC), 1.690%, 8/5/2004	3,790,000
5,000,000	Los Angeles, CA, MERLOTS Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 1.580%, 8/4/2004	5,000,000
4,000,000	MBE Investment Co. LLC, EH Investment Company Series 2000 A, (Standard Federal Bank, N.A. LOC), 1.530%, 8/5/2004	4,000,000
8,300,000	Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 1.580%, 8/5/2004	8,300,000
35,000,000	Mercantile Safe Deposit & Trust Co., Baltimore, 1.443%, 8/23/2004	35,000,000
1,100,000	Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 1.590%, 8/5/2004	1,100,000
2,900,000	Mike Patton Real Estate II LLC, (Amsouth Bank N.A., Birmingham LOC), 1.592%, 8/5/2004	2,900,000
3,900,000	Mile Bluff Clinic Building Partnership, (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/4/2004	3,900,000
2,160,000	Mississippi Business Finance Corp., (Bank One N.A. (Chicago) LOC), 1.500%, 8/5/2004	2,160,000
1,275,000	Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	1,275,000
2,900,000	Multicraft International LP, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,900,000
3,855,000	Nassau County, NY IDA, Tweezerman Corp. Project, Series 2003, (Fleet National Bank LOC), 1.500%, 8/4/2004	3,855,000
Principal Amount		Value
	NOTES - VARIABLE--continued
	Banking--continued
$2,450,000	New Berlin, WI, Sunraider LLC Series 1997B, (Bank One N.A. (Chicago) LOC), 1.520%, 8/5/2004	$2,450,000
3,060,000	New Jersey EDA, Morey Organization, Inc. Project, Series 1997, (Wachovia Bank N.A. LOC), 1.530%, 8/4/2004	3,060,000
2,565,000	New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank N.A. LOC), 1.600%, 8/4/2004	2,565,000
5,245,000	Norcross Investment Group LLC, (Regions Bank, Alabama LOC), 1.580%, 8/5/2004	5,245,000
38,540,000	Novant Health, Inc., Series 1997, (Wachovia Bank N.A. LOC), 1.470%, 8/4/2004	38,540,000
5,660,000	O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.430%, 8/5/2004	5,660,000
3,115,000	Oakwoods Master Ltd. Partnership, (Amsouth Bank N.A., Birmingham LOC), 1.680%, 8/5/2004	3,115,000
3,345,000	P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 1.530%, 8/5/2004	3,345,000
4,135,000	PW Holdings LLC, (Regions Bank, Alabama LOC), 1.580%, 8/5/2004	4,135,000
2,400,000	Parker Towing Co., Inc., Series 2001, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,400,000
15,000,000	Pitney Roads Partners LLC, Series 2003 - A, (Fleet National Bank LOC), 1.640%, 8/5/2004	15,000,000
670,000	Poseyville, In, North American Green, Series 1999, (Fifth Third Bank, Cincinnati LOC), 1.680%, 8/5/2004	670,000
6,645,000	R & J Investment Co., (Bank One N.A. (Columbus) LOC), 1.680%, 8/5/2004	6,645,000
12,080,000	Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 1.530%, 8/5/2004	12,080,000
55,000,000	Royal Bank of Canada, Montreal, 1.343%, 8/10/2004	55,000,000
50,000,000	Royal Bank of Scotland PLC, Edinburgh, 1.280%, 8/9/2004	49,987,093
5,595,000	Royal Wine Corp. and KFP International Ltd., (Series 1998), (Key Bank, N.A. LOC), 1.530%, 8/5/2004	5,595,000
1,119,000	Sandridge Food Corp., (National City Bank, Ohio LOC), 1.520%, 8/5/2004	1,119,000
7,550,000	Second Baptist Church, Millington, TN, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	7,550,000
22,500,000	Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 1.470%, 8/4/2004	22,500,000
4,800,000	Sherman-Dixie Concrete Industries, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	4,800,000
5,520,000	Sioux-Preme Packing Co., (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/4/2004	5,520,000
74,000,000	Societe Generale, Paris, 1.298% - 1.338%, 8/10/2004 - 8/17/2004	73,989,969
Principal Amount		Value
	NOTES - VARIABLE--continued
	Banking--continued
$6,200,000	Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (Bank One N.A. (Chicago) LOC), 1.520%, 8/5/2004	$6,200,000
4,570,000	Springhill Medical Complex, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.500%, 8/5/2004	4,570,000
9,405,000	Stow-Glen Properties LLC, (U.S. Bank N.A., Cincinnati LOC), 1.630% 8/5/2004	9,405,000
845,000	TDB Realty Ltd., (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	845,000
2,625,000	TIL Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,625,000
2,320,000	TTL Realty LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,320,000
2,535,000	Tarrant Hydraulics Services LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,535,000
116,025,000	Taxable Floating Rate Notes, Series 2002-H1, Becker, MN PCR, (Bank of New York Swap Agreement), 1.600%, 8/4/2004	116,025,000
22,500,000	Thorn Finance S.A., (J.P. Morgan Chase Bank Swap Agreement), 1.550%, 9/22/2004	22,499,978
2,850,000	Trap Rock Industries, Inc., Series 1997, (Wachovia Bank N.A. LOC), 1.500%, 8/4/2004	2,850,000
775,000	Triple O LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.780%, 8/5/2004	775,000
2,595,000	University Ltd. Properties LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,595,000
2,875,000	VLF LLC, The Village of Lovejoy, Fountain Project, (Key Bank, N.A. LOC), 1.530%, 8/5/2004	2,875,000
525,000	Van Wyk Enterprises, Inc., (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	525,000
5,575,000	Vista Grande Villa, (Lasalle Bank, N.A. LOC), 1.500%, 8/5/2004	5,575,000
6,140,000	WL Properties of Georgia, Inc., (Regions Bank, Alabama LOC), 1.540%, 8/5/2004	6,140,000
4,100,000	Watson's St. Louis Property LLC, Series 2001, (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/5/2004	4,100,000
4,540,000	Weaver Rentals LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	4,540,000
8,960,000	Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 1.550%, 8/5/2004	8,960,000
110,000,000	Wells Fargo & Co., 1.389% - 1.450%, 8/2/2004 - 8/16/2004	110,000,000
16,000,000	West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (J.P. Morgan Chase Bank LOC), 1.390%, 8/5/2004	16,000,000
50,000,000	Westpac Banking Corp. Ltd., Sydney, 1.408%, 9/13/2004	50,000,000
Principal Amount		Value
	NOTES - VARIABLE--continued
	Banking--continued
$1,690,000	White's Ferry Road Church of Christ, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	$1,690,000
1,340,000	Wildcat Management Co., Inc., (Series 1999), (U.S. Bank N.A., Cincinnati LOC), 1.530%, 8/5/2004	1,340,000
5,600,000	Winder-Barrow Industrial Building Authority, (SunTrust Bank LOC), 1.480%, 8/4/2004	5,600,000
	TOTAL	2,118,788,658
	Brokerage--4.8%
205,000,000	Merrill Lynch & Co., Inc., 1.360% - 1.513%, 8/4/2004 - 8/11/2004	205,000,000
330,000,000	Morgan Stanley, 1.360% - 1.460%, 8/4/2004 - 8/27/2004	330,010,085
	TOTAL	535,010,085
	Finance - Commercial--3.5%
173,000,000	Compass Securitization LLC, 1.360%, 8/19/2004	172,999,864
4,000,000	Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 1.540%, 8/5/2004	4,000,000
18,000,000	GE Life and Annuity Assurance Co., (Guaranteed by General Electric Capital Corp.), 1.400%, 9/1/2004	18,000,000
203,300,000	General Electric Capital Corp., 1.300% - 1.490%, 8/2/2004 - 8/30/2004	203,302,571
	TOTAL	398,302,435
	Finance - Retail--2.9%
321,000,000	Paradigm Funding LLC, 1.329% - 1.422%, 9/1/2004 - 10/28/2004	320,998,802
	Finance - Securities--3.4%
150,500,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.310% - 1.435%, 8/2/2004 - 8/30/2004	150,495,850
234,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.330% - 1.440%, 8/2/2004 - 8/25/2004	233,974,938
	TOTAL	384,470,788
	Government Agency--0.1%
5,120,000	Action Assisted Living LLC, Series 2000, (Federal Home Loan Bank of Pittsburgh LOC), 1.640%, 8/5/2004	5,120,000
4,100,000	Community Hearth and Home Ltd., Series 2002, (Federal Home Loan Bank of Cincinnati LOC), 1.580%, 8/5/2004	4,100,000
5,600,000	Direct One Funding Corp., (Federal National Mortgage Association LOC), 1.550%, 8/5/2004	5,600,000
955,000	Direct One Funding Corp., Series 2000 (Sexton Properties), (Federal National Mortgage Association LOC), 1.550%, 8/5/2004	955,000
	TOTAL	15,775,000
Principal Amount or Shares		Value
	NOTES - VARIABLE--continued
	Insurance--3.5%
$21,500,000	AEGON NV, 1.440%, 8/13/2004	$21,530,638
24,000,000	Allstate Life Insurance Co., 1.500% - 1.510%, 8/2/2004	24,000,000
25,000,000	GE Capital Assurance Co., 1.360%, 8/2/2004	25,000,000
25,000,000	Hartford Life Insurance Co., 1.349% - 1.480%, 8/2/2004 - 9/1/2004	25,000,000
22,000,000	Jackson National Life Insurance Co., 1.516%, 8/23/2004	22,000,000
45,000,000	Metropolitan Life Insurance Co., 1.339% - 1.740%, 8/2/2004 - 10/1/2004	45,000,000
54,000,000	Monumental Life Insurance Co., 1.440% - 1.760%, 8/2/2004 - 8/31/2004	54,000,000
50,000,000	New York Life Insurance Co., 1.390%, 8/27/2004 - 9/11/2004	50,000,000
9,200,000	Oberthur Gaming Technologies Corp., Series 2002-A, (GE Capital Assurance Co. LOC), 1.540%, 8/5/2004	9,200,000
12,000,000	Pacific Life Global Funding, 1.352%, 8/4/2004	12,000,958
36,995,000	Santa Monica Community College District, Series 2001 D, (AMBAC INS), 1.540%, 8/5/2004	36,995,000
25,000,000	Transamerica Occidental Life Insurance Co., 1.740%, 10/1/2004	25,000,000
45,000,000	Travelers Insurance Co., 1.360% - 1.686%, 8/20/2004 - 9/24/2004	45,000,000
	TOTAL	394,726,596
	TOTAL NOTES - VARIABLE	4,168,072,364
	MUTUAL FUNDS--0.8%
	Asset Management--0.8%
25,000,000	Nations Money Market Reserves	25,000,000
60,088,937	Scudder Money Market Institutional Shares	60,088,937
	TOTAL MUTUAL FUNDS	85,088,937
	REPURCHASE AGREEMENT--1.3%
$152,136,000	Interest in $1,500,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.380%, dated 7/30/2004 to be repurchased at $152,153,496 on 8/2/2004 collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2034, collateral market value $1,534,601,298	152,136,000
	TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [3]	11,253,307,340
	OTHER ASSETS AND LIABILITIES - NET--0.1%	11,756,335
	TOTAL NET ASSETS--100%	$11,265,063,675

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FSA	--Financial Security Assurance, Inc.
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insurance
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Options Tender Series
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Summary Tables
Prime Value Obligations Fund

At July 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
Commercial Paper & Notes	46.9%
Variable Rate Instruments	36.0%
Repurchase Agreements	4.7%
Bank Instruments	12.4%
TOTAL		100%

At July 31, 2004, the fund's credit quality ratings 3 composition was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	55.5%	P-1	94.0%
A-1	35.4%	P-2	3.5%
A-2	8.0%	Not rated by Moody's	2.5%
Not rated by S&P	1.1%
TOTAL	100%		100%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the fund's Prospectus for descriptions of commercial paper repurchase agreements and bank instruments.

2 Percentages are based on total investments, which may differ from total net assets.

3 The table depicts the short-term credit quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). Rated securities include a security issued by an issuer, obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. At July 31, 2004, securities that were not assigned short-term ratings by any NRSRO comprised 0.6% of the Fund's total investments. Credit quality ratings rate the risk that a security will default in payment and do not address other risks presented by the security.

At July 31, 2004, the fund's effective maturity 4 schedule was as follows:

Securities with an Effective Maturity of:			Percentage of Total Investments [2]
1-7 days	52.8%	[5]
8-30 days	14.2%
31-90 days	18.5%
91-180 days	6.4%
181+ days	8.1%
TOTAL			100%

4 Effective maturity is determined in accordance with Federal regulations governing money market funds.

5 At July 31, 2004, overnight securities comprised 10.7% of the fund's total investments.

Portfolio of Investments
Prime Value Obligations Fund

July 31, 2004

Principal Amount		Value
	ASSET-BACKED SECURITIES--1.6%
	Finance - Automotive--1.4%
$63,500,000	Capital One Prime Auto Receivables Trust 2004-2, Class A1, 1.687%, 7/15/2005	$63,500,000
1,502,903	DaimlerChrysler Auto Trust 2003-B, Class A1, 1.140%, 12/8/2004	1,502,903
33,500,000	DaimlerChrysler Auto Trust 2004-B, Class A1, 1.720%, 8/8/2005	33,500,000
19,500,000	Household Automotive Trust 2004-1, Class A1, 1.693%, 7/18/2005	19,500,000
39,000,000	USAA Auto Owner Trust 2004-2, Class A1, 1.660%, 7/15/2005	39,000,000
14,446,855	WFS Financial Owner Trust 2004-2, Class A1, 1.167%, 5/20/2005	14,446,855
	TOTAL	171,449,758
	Finance - Equipment--0.2%
20,121,448	CIT Equipment Collateral 2004-EF1, Class A1, 1.630%, 7/15/2005	20,121,448
	TOTAL ASSET-BACKED SECURITIES	191,571,206
	CERTIFICATES OF DEPOSIT--8.7%
	Banking--8.7%
100,000,000	Abbey National Treasury Services PLC, 1.360%, 2/3/2005	99,997,459
113,000,000	Calyon, Paris, 1.225% - 1.620%, 8/4/2004 - 12/31/2004	113,005,573
90,500,000	Citibank N.A., New York, 1.490%, 9/20/2004	90,500,000
153,000,000	Credit Suisse First Boston, 1.325% - 1.385%, 9/7/2004 - 9/14/2004	153,000,000
50,000,000	DePfa Bank PLC, 1.180%, 11/17/2004	50,000,000
110,000,000	Deutsche Bank AG, 1.180% - 1.250%, 9/27/2004 - 12/29/2004	110,011,271
99,000,000	Dresdner Bank AG, Frankfurt, 1.370%, 9/3/2004	99,000,000
45,000,000	Fifth Third Bank, Cincinnati, 1.225%, 3/18/2005	44,997,173
13,500,000	HBOS Treasury Services PLC, 1.180%, 9/27/2004	13,500,053
50,000,000	Regions Bank, Alabama, 1.270%, 1/14/2005	50,000,000
75,000,000	Royal Bank of Canada, Montreal, 1.400% - 1.455%, 11/12/2004 - 2/8/2005	74,997,970
50,000,000	Royal Bank of Scotland PLC, Edinburgh, 1.400%, 2/8/2005	49,997,381
31,000,000	Svenska Handelsbanken, Stockholm, 1.130%, 12/30/2004	31,002,542
30,000,000	UBS AG, 1.115%, 12/31/2004	30,000,628
25,500,000	Washington Mutual Bank, 1.170%, 8/11/2004	25,500,000
	TOTAL CERTIFICATES OF DEPOSIT	1,035,510,050
Principal Amount		Value
	COLLATERALIZED LOAN AGREEMENTS--26.1%
	Banking--10.1%
$376,500,000	Deutsche Bank Securities, Inc., 1.230% - 1.443%, 8/2/2004	$376,500,000
163,000,000	Greenwich Capital Markets, Inc., 1.438%, 8/2/2004	163,000,000
138,000,000	HSBC Securities, Inc., 1.413%, 8/2/2004	138,000,000
260,000,000	J.P. Morgan Securities, Inc., 1.413%, 8/2/2004	260,000,000
275,000,000	Wachovia Securities, Inc., 1.393%, 8/2/2004	275,000,000
	TOTAL	1,212,500,000
	Brokerage--16.0%
338,000,000	Bear Stearns Cos., Inc., 1.463%, 8/2/2004	338,000,000
380,000,000	Citigroup Global Markets Inc., 1.383% - 1.413%, 8/2/2004	380,000,000
300,000,000	Goldman Sachs Group, Inc., 1.463% - 1.550%, 8/2/2004 - 10/25/2004	300,000,000
202,000,000	Lehman Brothers Holdings, Inc., 1.463%, 8/2/2004	202,000,000
100,000,000	Lehman Brothers, Inc., 1.493%, 8/2/2004	100,000,000
340,000,000	Merrill Lynch & Co., Inc., 1.463%, 8/2/2004	340,000,000
50,000,000	Merrill Lynch, Pierce, Fenner and Smith, 1.393%, 8/2/2004	50,000,000
200,000,000	Morgan Stanley & Co., Inc., 1.393%, 8/2/2004	200,000,000
	TOTAL	1,910,000,000
	TOTAL COLLATERALIZED LOAN AGREEMENTS	3,122,500,000
	COMMERCIAL PAPER--11.2% [1]
	Banking--5.0%
412,858,000	Bavaria TRR Corp., (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 1.340% - 1.590%, 8/5/2004 - 10/22/2004	412,061,743
31,800,000	DePfa Bank PLC, 1.065% - 1.150%, 9/9/2004 - 10/20/2004	31,729,667
6,000,000	Fountain Square Commercial Funding Corp., 1.060%, 8/9/2004	5,998,587
50,000,000	HBOS Treasury Services PLC, 1.180%, 9/23/2004	50,000,000
50,000,000	Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.530%, 10/12/2004	49,847,000
20,000,000	Westpac Capital Corp., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.145%, 10/12/2004	19,954,200
35,000,000	Westpac Trust Securities NZ Ltd., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.165%, 9/21/2004	34,942,235
	TOTAL	604,533,432
Principal Amount		Value
	COMMERCIAL PAPER--continued
	Finance - Automotive--1.8%
$122,900,000	DaimlerChrysler North America Holding Corp., 1.410% - 1.740%, 8/31/2004 - 10/28/2004	$122,605,598
92,000,000	FCAR Auto Loan Trust, A1+/P1 Series, 1.140% - 1.620%, 9/8/2004 - 11/15/2004	91,671,467
	TOTAL	214,277,065
	Finance - Commercial--0.4%
50,000,000	Edison Asset Securitization LLC, 1.350%, 8/23/2004	49,958,750
	Finance - Equipment--0.7%
21,300,000	John Deere Bank S.A., (Guaranteed by John Deere Capital Corp.), 1.390%, 8/11/2004	21,291,776
12,000,000	John Deere Credit Ltd., (Guaranteed by John Deere Capital Corp.), 1.440%, 8/27/2004	11,987,520
49,000,000	John Deere Finance S.A., (Guaranteed by John Deere Capital Corp.), 1.410% - 1.540%, 8/17/2004 - 9/9/2004	48,944,162
	TOTAL	82,223,458
	Finance - Retail--0.6%
17,300,000	PREFCO-Preferred Receivables Funding Co., 1.400%, 9/13/2004	17,271,071
10,000,000	Paradigm Funding LLC, 1.790%, 1/10/2005	9,919,450
40,000,000	Sheffield Receivables Corp., 1.420%, 9/10/2004	39,936,889
	TOTAL	67,127,410
	Finance - Securities--2.0%
25,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.415%, 9/10/2004	24,960,694
55,000,000	Grampian Funding LLC, 1.070% - 1.330%, 8/18/2004 - 9/13/2004	54,958,957
79,125,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.060% - 1.150%, 8/16/2004 - 10/15/2004	79,002,116
77,686,000	Perry Global Funding LLC Series A, 1.070% - 1.350%, 8/12/2004 - 9/2/2004	77,637,509
	TOTAL	236,559,276
	Food & Beverage--0.4%
42,100,000	General Mills, Inc., 1.350% - 1.480%, 8/16/2004 - 9/9/2004	42,049,716
5,000,000	Sara Lee Corp., 1.360%, 8/13/2004	4,997,733
	TOTAL	47,047,449
Principal Amount		Value
	COMMERCIAL PAPER--continued
	Machinery, Equipment, Auto--0.3%
$15,000,000	John Deere B.V., (Guaranteed by Deere & Co.), 1.490%, 8/26/2004	$14,984,479
22,000,000	John Deere Capital Corp., (Deere & Co. Support Agreement), 1.390%, 8/12/2004 - 8/16/2004	21,990,347
	TOTAL	36,974,826
	TOTAL COMMERCIAL PAPER	1,338,701,666
	CORPORATE BONDS--0.0%
	Banking--0.0%
1,800,000	J.P. Morgan & Co., Inc., 7.625%, 9/15/2004	1,813,250
583,000	J.P. Morgan Chase & Co., 7.250%, 8/15/2004	584,258
	TOTAL CORPORATE BONDS	2,397,508
	CORPORATE NOTES--3.2%
	Finance - Securities--2.4%
110,700,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.300% - 1.430%, 10/25/2004 - 2/9/2005	110,698,835
170,000,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.270% - 1.350%, 10/15/2004 - 2/28/2005	169,993,246
	TOTAL	280,692,081
	Food & Beverage--0.2%
22,500,000	McDonald's Corp., 4.545%, 3/7/2005	22,913,691
	Municipal--0.3%
33,000,000	Hudson County, NJ, 1.700%, 9/23/2004	33,002,306
	Pharmaceuticals and Healthcare--0.3%
40,000,000	Merck & Co., Inc., 4.484%, 2/22/2005	40,713,445
	TOTAL CORPORATE NOTES	377,321,523
	GOVERNMENT AGENCIES--3.5%
	Government Agency--3.5%
260,000,000	Federal Home Loan Bank System, 1.300% - 1.600%, 4/1/2005 - 5/16/2005	260,000,000
103,284,000	Federal Home Loan Mortgage Corp., 1.365% - 3.875%, 2/15/2005 - 9/9/2005	103,738,826
55,000,000	Federal National Mortgage Association, 1.360%, 2/15/2005	55,000,000
	TOTAL GOVERNMENT AGENCIES	418,738,826
Principal Amount		Value
	LOAN PARTICIPATION--1.2%
	Chemicals--0.3%
$29,000,000	DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 1.190% - 1.320%, 8/31/2004 - 11/30/2004	$29,000,000
	Electrical Equipment--0.2%
28,000,000	Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.), 1.430%, 5/19/2005	28,000,000
	Finance - Automotive--0.7%
75,000,000	GMAC Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 1.900%, 8/2/2004	74,996,042
5,000,000	General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 1.900%, 8/2/2004	4,999,736
	TOTAL	79,995,778
	TOTAL LOAN PARTICIPATION	136,995,778
	NOTES - VARIABLE--35.2% [2]
	Banking--21.4%
1,650,000	1901 4th Ave. Parking LLC, Series 2004, (First Commercial Bank, Birmingham, AL LOC), 1.750%, 8/5/2004	1,650,000
4,270,000	4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 1.530%, 8/5/2004	4,270,000
2,590,000	AC, Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,590,000
4,760,000	AW Mobile LLC, (SouthTrust Bank of Alabama, Birmingham LOC), 1.894%, 8/6/2004	4,760,000
5,775,000	AlaTrade Foods LLC, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	5,775,000
142,500	Alabama State IDA, (Nichols Research Corp.), (SouthTrust Bank of Alabama, Birmingham LOC), 1.744%, 8/6/2004	142,500
90,000	Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Fleet National Bank LOC), 1.560%, 8/5/2004	90,000
2,000,000	Alexander Development I, LLC, Series 2003, (Union Planters Bank, N.A., Memphis, TN LOC), 1.780%, 8/5/2004	2,000,000
1,046,000	American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 1.520%, 8/5/2004	1,046,000
1,950,000	Avondale Commerce Park, Phase III LLP, Phase III, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	1,950,000
8,500,000	B.R. Williams Trucking, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	8,500,000
3,780,000	BBF LLC, Series 2002, (First Commercial Bank, Birmingham, AL LOC), 1.780%, 8/5/2004	3,780,000
5,445,000	BMW Investments, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.794%, 8/6/2004	5,445,000
Principal Amount		Value
	NOTES - VARIABLE--continued
	Banking--continued
$4,840,000	Baramax LLC, Series 2002, (Commerce Bank N.A., Cherry Hill, NJ LOC), 1.670%, 8/4/2004	$4,840,000
7,290,000	Bethesda Country Club, Inc., Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	7,290,000
20,000,000	Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 1.530%, 8/5/2004	20,000,000
1,025,000	Bissett,William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	1,025,000
5,990,000	Blue Family Holdings LLC, (First Commercial Bank, Birmingham, AL LOC), 1.780%, 8/5/2004	5,990,000
254,000,000	Blue Heron Funding III, Inc., Series 3A, (Guaranteed by WestLB AG), 1.480%, 8/30/2004	254,000,000
92,000,000	Blue Heron Funding V-A Ltd., Class A-2, (Guaranteed by WestLB AG), 1.480%, 8/26/2004	92,000,000
1,960,000	Bluff City Buick, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	1,960,000
2,140,000	Bon Secour Ltd., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,140,000
7,165,000	Bond Holdings LP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.590%, 8/6/2004	7,165,000
9,500,000	Brittany Bay Partners II Ltd., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.640%, 8/5/2004	9,500,000
6,325,000	Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.500%, 8/5/2004	6,325,000
2,849,000	CC Properties LLC, Series 2002 A, Ronald & Phyllis Coleman, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,849,000
3,644,000	CC Properties LLC, Series 2002 B, Thomas & Carolyn Coleman, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	3,644,000
8,725,000	Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 1.780%, 8/5/2004	8,725,000
50,000,000	Calyon, Paris, 1.297%, 8/13/2004	49,983,264
1,420,000	Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 1.780%, 8/5/2004	1,420,000
12,305,000	Capital One Funding Corp., (Bank One N.A. (Chicago) LOC), 1.490%, 8/5/2004	12,305,000
16,991,000	Capital One Funding Corp., (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	16,991,000
6,009,000	Capital One Funding Corp., Series 1996-C, (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	6,009,000
Principal Amount		Value
	NOTES - VARIABLE--continued
	Banking--continued
$3,470,000	Cattail Creek Country Club, (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	$3,470,000
6,200,000	Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 1.620%, 8/5/2004	6,200,000
5,010,000	Century Drive Associates, Series 2001, (Commerce Bank N.A., Cherry Hill, NJ LOC), 1.620%, 8/4/2004	5,010,000
20,500,000	Charlie N. McGlamry, Series 2003, (Columbus Bank and Trust Co., GA LOC), 1.780%, 8/5/2004	20,500,000
4,200,000	Christian Life Assembly of the Assemblies of God, Series 2003, (Fulton Bank LOC), 1.640%, 8/5/2004	4,200,000
11,605,000	Church at Brook Hills, (SouthTrust Bank of Alabama, Birmingham LOC), 1.794%, 8/6/2004	11,605,000
4,900,000	Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 1.700%, 8/5/2004	4,900,000
4,850,000	Columbus, GA Development Authority, Woodmont Properties, LLC, Series 2000, (Columbus Bank and Trust Co., GA LOC), 1.734%, 8/5/2004	4,850,000
3,650,000	Commerce Towers LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	3,650,000
6,750,000	Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	6,750,000
8,850,000	Consolidated Publishing Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.844%, 8/6/2004	8,850,000
1,380,000	Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	1,380,000
6,840,000	Continental Downtown Properties, Series 2000, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	6,840,000
9,025,000	Cullman Shopping Center, Inc., Series 2002, (First Commercial Bank, Birmingham, AL LOC), 1.780%, 8/5/2004	9,025,000
4,370,000	DLR Investments, Inc., Series 2000, Ripley Crossing Project, (Bank One N.A. (Chicago) LOC), 1.580%, 8/5/2004	4,370,000
5,165,000	Dellridge Care Center LP, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	5,165,000
165,000,000	DePfa Bank PLC, 1.270%, 9/15/2004	165,000,000
6,860,000	Dewberry IV LP, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	6,860,000
25,000,000	Dexia Bank, Belgium, 1.294%, 8/2/2004	24,995,755
7,320,000	ERC Real Estate LLC, (Key Bank, N.A. LOC), 1.530%, 8/5/2004	7,320,000
Principal Amount		Value
	NOTES - VARIABLE--continued
	Banking--continued
$55,000	Edgefield County, SC, Series 1997 (Bondex Inc Project), (HSBC Bank USA LOC), 1.600%, 8/5/2004	$55,000
3,425,000	Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	3,425,000
4,365,000	Engle Printing & Publishing, Series 2003, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	4,365,000
3,335,000	First Baptist Church of Mt. Olive, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	3,335,000
4,837,000	First Baptist Church of West Monroe, LA, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	4,837,000
8,495,000	Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	8,495,000
3,203,000	Frank Parsons Paper Co., Inc., Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	3,203,000
1,140,000	Franklin County, PA IDA, Series 2001B Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	1,140,000
6,350,000	G&R Investments of Bay County LLC, Series 2004, (Columbus Bank and Trust Co., GA LOC), 1.780%, 8/4/2004	6,350,000
3,505,000	Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	3,505,000
2,021,000	Gateway Foods, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,021,000
3,000,000	Georgetown Real Estate Holdings Ltd., (SouthTrust Bank of Alabama, Birmingham LOC), 1.794%, 8/6/2004	3,000,000
5,825,000	Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 1.500%, 8/5/2004	5,825,000
3,290,000	Gesmundo & Associates, Inc., Series A, (National City Bank, Michigan/Illinois LOC), 1.490%, 8/5/2004	3,290,000
6,990,000	Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 1.630%, 8/5/2004	6,990,000
14,400,000	Greene County Development Authority, Reynolds Lodge, LLC Series 2000 A, (U.S. Bank N.A., Cincinnati LOC), 1.530%, 8/4/2004	14,400,000
1,935,000	Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/4/2004	1,935,000
1,020,000	Guilford Capital LLC, Series 2002 - D, (Regions Bank, Alabama LOC), 1.680%, 8/5/2004	1,020,000
3,335,000	Guilford Capital LLC, Series 2002 - E, (Regions Bank, Alabama LOC), 1.680%, 8/5/2004	3,335,000
Principal Amount		Value
	NOTES - VARIABLE--continued
	Banking--continued
$8,940,000	H.C. Equities LP, (Wachovia Bank N.A. LOC), 1.480%, 8/5/2004	$8,940,000
239,000,000	HBOS Treasury Services PLC, 1.140% - 1.579%, 8/2/2004 - 9/24/2004	239,000,000
8,580,000	HFS Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	8,580,000
7,305,000	HP Huntsville LLC, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	7,305,000
8,500,000	Hanna Steel Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 1.794%, 8/6/2004	8,500,000
12,600,000	Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 1.780%, 8/5/2004	12,600,000
4,540,000	Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	4,540,000
8,870,000	Healthcare Funding LLC, Series 1999, (National City Bank, Michigan/Illinois LOC), 1.490%, 8/5/2004	8,870,000
8,865,000	Healthcare Network Properties LLC, (Series A), (National City Bank, Michigan/Illinois LOC), 1.490%, 8/5/2004	8,865,000
17,790,000	ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 1.780%, 8/5/2004	17,790,000
810,000	Ilsco Corp., (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/5/2004	810,000
3,700,000	Indian Hills Country Club, Series 2000, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	3,700,000
915,000	J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.430%, 8/5/2004	915,000
14,690,000	JFK Family Borrowing LLP, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	14,690,000
6,000,000	Jack W. Kidd, Series 2003, (First Commercial Bank, Birmingham, AL LOC), 1.780%, 8/5/2004	6,000,000
7,281,290	Katie Realty LLC, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	7,281,290
3,735,000	Kenwood Country Club, Inc., 5.10 Series 1999, (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/5/2004	3,735,000
6,730,000	Kress Building LLC, Series 2004, (First Commercial Bank, Birmingham, AL LOC), 1.780%, 8/5/2004	6,730,000
4,000,000	Lake Sherwood Senior Living Center LLC, (Union Planters Bank, N.A., Memphis, TN LOC), 1.800%, 8/5/2004	4,000,000
Principal Amount		Value
	NOTES - VARIABLE--continued
	Banking--continued
$6,720,000	Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 1.480%, 8/6/2004	$6,720,000
3,010,000	Lincoln Park, (Bank One N.A. (Chicago) LOC), 1.690%, 8/5/2004	3,010,000
4,970,000	M & C Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	4,970,000
319,000,000	MONET Trust, Series 2000-1, (Dresdner Bank AG, Frankfurt Swap Agreement), 1.656%, 9/28/2004	319,000,000
4,905,000	Mac Churchill Properties North Ltd., Series 2002, (SouthTrust Bank of Alabama, Birmingham LOC), 1.894%, 8/6/2004	4,905,000
4,250,000	Marion County, FL IDA, (Amsouth Bank N.A., Birmingham LOC), 1.640%, 8/5/2004	4,250,000
10,800,000	Maryland Industrial Development Financing Authority, Avalon Pharmaceutical, Inc., Series 2003, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	10,800,000
3,130,000	Maryland Industrial Development Financing Authority, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	3,130,000
21,205,000	Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	21,205,000
16,000,000	Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	16,000,000
5,910,000	Maryland State Economic Development Corp., Shire Us Inc. Series 2000 A, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	5,910,000
2,805,000	Mayer Properties LLP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.794%, 8/6/2004	2,805,000
3,430,000	McClatchy-Avondale Corp., Series1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	3,430,000
10,635,000	McCullough Oil Bond Issue LLC, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	10,635,000
6,940,000	McCullough Snappy Service Oil Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.744%, 8/6/2004	6,940,000
10,700,000	Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 1.500%, 8/5/2004	10,700,000
4,265,000	Miller, James & Deborah, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	4,265,000
Principal Amount		Value
	NOTES - VARIABLE--continued
	Banking--continued
$2,835,000	Montgomery, AL IDB, (SouthTrust Bank of Alabama, Birmingham LOC), 1.500%, 8/5/2004	$2,835,000
10,025,000	Mountain Christian Church, Series 2003, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	10,025,000
3,935,000	Neron Real Estate LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	3,935,000
6,775,000	North American Gulf Terminals, Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.730%, 8/5/2004	6,775,000
8,250,000	ORIS Automotive Parts AL Ltd., (Amsouth Bank N.A., Birmingham LOC), 1.680%, 8/5/2004	8,250,000
3,120,000	Oaklawn Hospital, MI, Series 2000 A, (Standard Federal Bank, N.A. LOC), 1.570%, 8/4/2004	3,120,000
4,750,000	Old South Country Club, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	4,750,000
7,000,000	Olive Baptist Church, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	7,000,000
19,040,000	Omni, HC, Inc., (Columbus Bank and Trust Co., GA LOC), 1.730%, 8/5/2004	19,040,000
2,688,500	Orange Beach Marina, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,688,500
15,000,000	Palmetto Net, Inc., (National Bank of South Carolina LOC), 1.744%, 8/5/2004	15,000,000
5,500,000	Pelham Retail Group LLC, (First Commercial Bank, Birmingham, AL LOC), 1.780%, 8/5/2004	5,500,000
8,365,000	Perfect Properties LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	8,365,000
2,755,000	Quality Synthetic Rubber Co., Series 2000, (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/5/2004	2,755,000
7,650,000	Reiser Group Sonic Management Co., Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	7,650,000
3,460,000	Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 1.780%, 8/5/2004	3,460,000
1,300,000	Room One Corp., Series 2001, (Fulton Bank LOC), 1.890%, 8/6/2004	1,300,000
55,000,000	Royal Bank of Canada, Montreal, 1.343%, 8/10/2004	55,000,000
46,000,000	Royal Bank of Scotland PLC, Edinburgh, 1.280%, 8/9/2004	45,988,125
610,000	Sandridge Food Corp., (National City Bank, Ohio LOC), 1.520%, 8/5/2004	610,000
Principal Amount		Value
	NOTES - VARIABLE--continued
	Banking--continued
$20,315,000	Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 1.780%, 8/5/2004	$20,315,000
18,000,000	Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 1.780%, 8/5/2004	18,000,000
8,225,000	Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	8,225,000
125,000,000	Societe Generale, Paris, 1.298% - 1.338%, 8/10/2004 - 8/17/2004	124,983,046
4,900,000	Southeastern Partners Realty I, II, III, Series 2003, (Bank of North Georgia LOC), 1.780%, 8/5/2004	4,900,000
4,265,000	Southwest Atlanta E.O.C., Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.730%, 8/5/2004	4,265,000
13,490,000	Spectra Gases, Inc., (Commerce Bank N.A., Cherry Hill, NJ LOC), 1.620%, 8/4/2004	13,490,000
7,555,000	Spencer Cos., Inc., Series 2001, (First Commercial Bank, Birmingham, AL LOC), 1.630%, 8/5/2004	7,555,000
3,200,000	Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 1.500%, 8/5/2004	3,200,000
1,390,000	TLC Realty LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	1,390,000
5,780,000	Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	5,780,000
500,000	Taxable Floating Rate Notes, Series 2002-H1, Becker, MN PCR, (Bank of New York Swap Agreement), 1.600%, 8/4/2004	500,000
1,575,000	Taxable Floating Rate Notes, Series 2002-H2, Becker, MN PCR, (Bank of New York Swap Agreement), 1.600%, 8/4/2004	1,575,000
10,960,000	Team Rahal, Inc., Series 2002, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	10,960,000
10,300,000	Test Associates, Series 2002, (Fulton Bank LOC), 1.640%, 8/5/2004	10,300,000
4,550,000	Thomas Pipe and Steel LLC, Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	4,550,000
4,000,000	Thomaston-Upson County, GA IDA, Atlantic Paper & Foil Project, (RBC Centura Bank LOC), 1.780%, 8/5/2004	4,000,000
20,000,000	Thorn Finance S.A., (J.P. Morgan Chase Bank Swap Agreement), 1.550%, 9/22/2004	19,999,981
5,260,000	Town Development, Inc., Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	5,260,000
3,300,000	University Church of Christ, (SouthTrust Bank of Alabama, Birmingham LOC), 1.692%, 8/6/2004	3,300,000
Principal Amount		Value
	NOTES - VARIABLE--continued
	Banking--continued
$1,300,000	Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 1.470%, 8/4/2004	$1,300,000
12,360,000	Village of Bartlett, IL, Bartlett Quarry Redevelopemt Project Series 2000, (Lasalle Bank, N.A. LOC), 1.700%, 8/4/2004	12,360,000
67,000	Vista Funding Corp., Series 1994-A, (Fifth Third Bank, Cincinnati LOC), 1.520%, 8/5/2004	67,000
2,540,000	Vulcan, Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,540,000
11,740,000	WCN Properties, Inc., Series 2, (Fulton Bank LOC), 1.640%, 8/5/2004	11,740,000
9,267,500	WCN Properties, Inc., Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	9,267,500
4,920,000	WMMT Properties LP, Series 2003, (FirstMerit Bank, N.A. LOC), 1.530%, 8/5/2004	4,920,000
112,000,000	Wells Fargo & Co., 1.389% - 1.450%, 8/2/2004 - 8/16/2004	112,000,000
6,870,000	West Shore Country Club, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	6,870,000
100,000,000	Westpac Banking Corp. Ltd., Sydney, 1.408%, 9/13/2004	100,000,000
14,620,000	William Hill Manor, Inc., Series 1998, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	14,620,000
7,500,000	Wilsbach Distributors, Inc., Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.583%, 8/4/2004	7,500,000
8,375,000	York County, PA IDA, Series 2003-B, 1.570%, 8/5/2004	8,375,000
65,000	York County, PA IDA, U L Holdings, LLC Series 2000 B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	65,000
16,300,000	Yorktown Building Holding Co. LLC, (Columbus Bank and Trust Co., GA LOC), 1.780%, 8/5/2004	16,300,000
	TOTAL	2,553,671,961
	Brokerage--3.4%
101,500,000	Merrill Lynch & Co., Inc., 1.360% - 1.513%, 8/4/2004 - 8/11/2004	101,500,000
311,000,000	Morgan Stanley, 1.360% - 1.460%, 8/2/2004 - 8/27/2004	311,000,000
	TOTAL	412,500,000
	Finance - Automotive--0.4%
44,000,000	GMAC Residential Funding Corp., (Guaranteed by General Motors Acceptance Corp.), 2.150%, 10/1/2004	44,000,000
Principal Amount or Shares		Value
	NOTES - VARIABLE--continued
	Finance - Commercial--2.4%
$95,000,000	GE Capital Assurance Co., (Guaranteed by General Electric Capital Corp.), 1.285% - 1.453%, 8/9/2004 - 8/10/2004	$95,000,000
20,000,000	GE Life and Annuity Assurance Co., (Guaranteed by General Electric Capital Corp.), 1.400%, 9/1/2004	20,000,000
169,000,000	General Electric Capital Corp., 1.450% - 1.490%, 8/9/2004 - 8/17/2004	169,000,000
	TOTAL	284,000,000
	Finance - Retail--0.6%
43,000,000	AFS Insurance Premium Receivables Trust, (Series 1994-A), 1.936%, 8/16/2004	43,000,000
25,000,000	Paradigm Funding LLC, 1.422%, 8/30/2004	25,000,000
	TOTAL	68,000,000
	Finance - Securities--3.9%
25,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.483%, 8/23/2004	25,001,367
118,600,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.305% - 1.329%, 8/2/2004 - 8/3/2004	118,593,375
325,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.239% - 1.440%, 8/2/2004 - 8/17/2004	324,981,392
	TOTAL	468,576,134
	Insurance--3.1%
40,000,000	AEGON NV, 1.440%, 8/13/2004	40,057,000
12,000,000	Allstate Life Insurance Co., 1.500%, 8/2/2004	12,000,000
25,000,000	GE Capital Assurance Co., 1.360%, 8/2/2004	25,000,000
25,000,000	Hartford Life Insurance Co., 1.349% - 1.480%, 8/2/2004 - 9/1/2004	25,000,000
15,000,000	Jackson National Life Insurance Co., 1.516%, 8/23/2004	15,000,000
45,000,000	Metropolitan Life Insurance Co., 1.339% - 1.740%, 8/2/2004 - 10/1/2004	45,000,000
35,000,000	Monumental Life Insurance Co., 1.440% - 1.700%, 8/31/2004 - 10/1/2004	35,000,000
50,000,000	New York Life Insurance Co., 1.390%, 8/27/2004 - 9/1/2004	50,000,000
35,000,000	Pacific Life Global Funding, 1.350%, 8/4/2004	35,002,795
25,000,000	Transamerica Occidental Life Insurance Co., 1.740%, 10/1/2004	25,000,000
65,000,000	Travelers Insurance Co., 1.460% - 1.686%, 9/3/2004 - 9/28/2004	65,000,000
	TOTAL	372,059,795
	TOTAL NOTES - VARIABLE	4,202,807,890
	MUTUAL FUND--0.8%
	Asset Management--0.8%
100,000,000	Nations Cash Reserves	100,000,000
Principal Amount		Value
	TIME DEPOSIT--3.7%
	Banking--3.7%
$100,000,000	Bayerische Hypotheken-und Vereinsbank AG, 1.313%, 8/2/2004	$100,000,000
100,000,000	Marshall & Ilsley Bank, Milwaukee, 1.213%, 8/2/2004	100,000,000
100,000,000	Societe Generale, Paris, 1.313%, 8/2/2004	100,000,000
145,000,000	WestLB AG, 1.313%, 8/2/2004	145,000,000
	TOTAL TIME DEPOSIT	445,000,000
	REPURCHASE AGREEMENTS--4.7%
128,130,000	Interest in $1,500,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.380%, dated 7/30/2004 to be repurchased at $128,144,735 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2034, collateral market value $1,534,601,298	128,130,000
75,000,000	Interest in $1,240,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.340%, dated 7/30/2004 to be repurchased at $75,008,375 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2021, collateral market value $1,266,585,190	75,000,000
10,000,000	Interest in $500,000,000 joint repurchase agreement with State Street Bank and Trust Co., 1.270%, dated 7/30/2004 to be repurchased at $10,001,058 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2026, collateral market value $513,429,162	10,000,000
250,000,000	Interest in $400,000,000 joint repurchase agreement with UBS Securities LLC, 1.320%, dated 7/30/2004 to be repurchased at $250,027,500 on 8/2/2004, collateralized by a U.S. Treasury Obligation with a maturity of 5/15/2007, collateral market value $408,001,256	250,000,000
100,000,000	Interest in $300,000,000 joint repurchase agreement with UBS Securities LLC, 1.350%, dated 7/30/2004 to be repurchased at $100,011,250 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/15/2034, collateral market value $309,001,426	100,000,000
	TOTAL REPURCHASE AGREEMENTS	563,130,000
	TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [3]	11,934,674,447
	OTHER ASSETS AND LIABILITIES - NET--0.1%	15,537,250
	TOTAL NET ASSETS--100%	$11,950,211,697

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:

IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Summary Tables
Treasury Obligations Fund

At July 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
Repurchase Agreements	77.7%
U.S. Treasury Securities	22.3%
TOTAL		100%

At July 31, 2004, the fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:		Percentage of Total Investments [2]
1-7 days	66.1%
8-30 days	0.0%
31-90 days	16.9%
91-180 days	14.6%
181+ days	2.4%
TOTAL		100%

1 See the fund's Prospectus for a more complete description of the principal types of securities in which the fund invests.

2 Percentages are based on total investments, which may differ from total net assets.

3 Effective maturity is determined in accordance with Federal regulations governing money market funds.

Portfolio of Investments
Treasury Obligations Fund

July 31, 2004

Principal Amount			Collateral Market Value
		U.S. TREASURY BILLS--5.5% [1]
$78,500,000		United States Treasury Bills, 0.980%, 9/16/2004	$78,401,702
116,000,000		United States Treasury Bills, 0.995%, 10/7/2004	115,785,191
79,000,000		United States Treasury Bills, 1.070%, 10/21/2004	78,809,808
120,000,000		United States Treasury Bills, 1.545%, 12/23/2004	119,258,400
139,000,000		United States Treasury Bills, 1.565%, 12/23/2004	138,129,860
82,000,000		United States Treasury Bills, 1.735%, 1/27/2005	81,292,601
41,000,000		United States Treasury Bills, 1.740%, 1/27/2005	40,645,281
		TOTAL	652,322,843
		U.S. TREASURY BOND--0.2%
25,000,000		United States Treasury Bond, 11.625%, 11/15/2004	25,739,245
		U.S. TREASURY NOTES--16.1%
275,500,000		United States Treasury Notes, 1.625%, 1/31/2005 - 4/30/2005	272,934,070
50,000,000		United States Treasury Notes, 1.750%, 12/31/2004	50,091,918
348,000,000		United States Treasury Notes, 1.875%, 9/30/2004	348,450,655
494,000,000		United States Treasury Notes, 2.000%, 11/30/2004	495,273,441
79,000,000		United States Treasury Notes, 2.125%, 10/31/2004	79,178,155
661,500,000		United States Treasury Notes, 5.875%, 11/15/2004	670,423,807
		TOTAL	1,916,352,046
		TOTAL U.S. TREASURY	2,594,414,134
		REPURCHASE AGREEMENTS--76.1%
600,000,000		Interest in $1,000,000,000 joint repurchase agreements with ABN AMRO Bank NV, New York, 1.340%, dated 7/30/2004 to be repurchased at $600,067,000 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029, collateral market value $1,020,114,353	600,000,000
653,000,000	[2]	Interest in $750,000,000 joint repurchase agreement with Banc of America Securities LLC, 1.330%, dated 7/15/2004 to be repurchased at $654,109,737 on 8/31/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2022, collateral market value $765,001,151	653,000,000
1,000,000,000		Interest in $1,000,000,000 joint repurchase agreement with Banc of America Securities LLC, 1.340%, dated 7/30/2004 to be repurchased at $1,000,111,667 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2029, collateral market value $1,020,000,527	1,000,000,000
Principal Amount			Collateral Market Value
		REPURCHASE AGREEMENTS--continued
$876,055,000		Interest in $1,725,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.340%, dated 7/30/2004 to be repurchased at $876,152,826 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,759,696,640	$876,055,000
375,000,000		Interest in $750,000,000 joint repurchase agreement with Bear Stearns & Co., Inc., 1.340%, dated 7/30/2004 to be repurchased at $375,041,875 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2013, collateral market value $767,624,831	375,000,000
100,000,000		Interest in $100,000,000 joint repurchase agreement with CIBC World Markets Corp., 1.340%, dated 7/30/2004 to be repurchased at $100,011,167 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2021, collateral market value $102,000,211	100,000,000
90,000,000		Interest in $100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.230%, dated 7/30/2004 to be repurchased at $90,009,225 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2016, collateral market value $102,011,062	90,000,000
675,000,000		Interest in $1,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.330%, dated 7/30/2004 to be repurchased at $675,074,813 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2014, collateral market value $1,020,113,051	675,000,000
700,000,000		Interest in $700,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.340%, dated 7/30/2004 to be repurchased at $700,078,167 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2025, collateral market value $714,004,849	700,000,000
500,000,000		Interest in $500,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.330%, dated 7/30/2004 to be repurchased at $500,055,417 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/28/2006, collateral market value $510,077,401	500,000,000
990,000,000		Interest in $1,240,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.340%, dated 7/30/2004 to be repurchased at $990,110,550 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2021, collateral market value $1,266,585,190	990,000,000
200,000,000		Interest in $200,000,000 joint repurchase agreement with Societe Generale, London, 1.300%, dated 7/30/2004 to be repurchased at $200,021,667 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2021, collateral market value $204,000,796	200,000,000
230,000,000		Interest in $500,000,000 joint repurchase agreement with State Street Bank and Trust Co., 1.270%, dated 7/30/2004 to be repurchased at $230,024,342 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2026, collateral market value $513,429,162	230,000,000
90,000,000		Interest in $100,000,000 joint repurchase agreement with UBS Securities LLC, 1.240%, dated 7/30/2004 to be repurchased at $90,009,300 on 8/2/2004, collateralized by an U.S. Treasury Obligation with a maturity of 5/15/2007, collateral market value $102,001,573	90,000,000
Principal Amount			Collateral Market Value
		REPURCHASE AGREEMENTS--continued
$358,000,000	[2]	Interest in $425,000,000 joint repurchase agreement with UBS Securities LLC, 1.320%, dated 6/17/2004 to be repurchased at $359,181,400 on 9/16/2004, collateralized by U.S. Treasury Obligations with various maturities to 7/15/2012, collateral market value $433,500,044	$358,000,000
339,000,000	[2]	Interest in $400,000,000 joint repurchase agreement with UBS Securities LLC, 1.340%, dated 7/13/2004 to be repurchased at $339,769,718 on 9/13/2004, collateralized by U.S. Treasury Obligation with a maturity of 5/15/2007, collateral market value $408,001,256	339,000,000
1,280,000,000		Interest in $1,500,000,000 joint repurchase agreement with UBS Securities LLC, 1.340%, dated 7/30/2004 to be repurchased at $1,280,142,933 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2025, collateral market value $1,530,006,442	1,280,000,000
		TOTAL REPURCHASE AGREEMENTS	9,056,055,000
		TOTAL INVESTMENTS--97.9% (AT AMORTIZED COST) [3]	11,650,469,134
		OTHER ASSETS AND LIABILITIES - NET--2.1%	253,062,756
		TOTAL NET ASSETS--100%	$11,903,531,890

1 These issues show the rate of discount at the time of purchase.

2 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2004

	Municipal Obligations Fund	Prime Cash Obligations Fund
Assets:
Investments in repurchase agreements	$--	$152,136,000
Investments in securities	2,769,069,336	11,101,171,340
Total investments in securities, at amortized cost and value	2,769,069,336	11,253,307,340
Cash	--	469,887
Income receivable	7,628,816	17,025,266
Receivable for shares sold	672,236	1,599,722
TOTAL ASSETS	2,777,370,388	11,272,402,215
Liabilities:
Payable for shares redeemed	253,968	190,801
Payable to bank	2,969,265	--
Payable for shareholder services fee (Note 5)	104,855	473,622
Income distribution payable	605,807	6,560,534
Accrued expenses	28,987	113,583
TOTAL LIABILITIES	3,962,882	7,338,540
TOTAL NET ASSETS	$2,773,407,506	$11,265,063,675
Net Assets Consist of:
Paid-in capital	$2,773,452,854	$11,265,111,204
Accumulated net realized loss of investments	(48,887)	--
Undistributed (distributions in excess of) net investment income	3,539	(47,529)
TOTAL NET ASSETS	$2,773,407,506	$11,265,063,675
Net Assets:
Institutional Shares	$2,144,467,979	$8,605,478,328
Institutional Service Shares	363,594,927	2,025,081,392
Institutional Capital Shares	265,344,600	634,503,955
Trust Shares	--	--
TOTAL NET ASSETS	$2,773,407,506	$11,265,063,675
Shares Outstanding, No Par Value, Unlimited Shares Authorized
Institutional Shares	2,144,517,292	8,605,484,387
Institutional Service Shares	363,597,293	2,025,160,476
Institutional Capital Shares	265,338,268	634,486,098
Trust Shares	--	--
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00
Trust Shares	--	--

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2004

	Prime Value Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$563,130,000	$9,056,055,000
Investments in securities	11,371,544,447	2,594,414,134
Total investments in securities, at amortized cost and value	11,934,674,447	11,650,469,134
Cash	124,577,601	10,962,425
Income receivable	18,014,776	19,366,694
Receivable for investments sold	--	243,500,000
Receivable for shares sold	2,630,488	4,660
TOTAL ASSETS	12,079,897,312	11,924,302,913
Liabilities:
Payable for shares redeemed	125,197,024	12,987,588
Payable for account administration fee (Note 5)	--	108,160
Payable for distribution services fee (Note 5)	--	108,160
Payable for shareholder services fee (Note 5)	351,631	1,136,908
Income distribution payable	4,022,435	6,324,124
Accrued expenses	114,525	106,083
TOTAL LIABILITIES	129,685,615	20,771,023
TOTAL NET ASSETS	$11,950,211,697	$11,903,531,890
Net Assets Consist of:
Paid-in capital	$11,950,267,891	$11,903,534,292
Distributions in excess of net investment income	(56,194)	(2,402)
TOTAL NET ASSETS	$11,950,211,697	$11,903,531,890
Net Assets:
Institutional Shares	$9,502,207,004	$5,558,391,752
Institutional Service Shares	1,564,255,257	4,965,030,576
Institutional Capital Shares	883,749,436	871,735,177
Trust Shares	--	508,374,385
TOTAL NET ASSETS	$11,950,211,697	$11,903,531,890
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	9,502,292,064	5,558,205,553
Institutional Service Shares	1,564,244,453	4,965,175,469
Institutional Capital Shares	883,731,374	871,773,713
Trust Shares	--	508,379,557
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00
Trust Shares	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2004

	Municipal Obligations Fund	Prime Cash Obligations Fund
Investment Income:
Interest	$31,033,546	$154,494,114
Expenses:
Investment adviser fee (Note 5)	5,530,104	26,600,910
Administrative personnel and services fee (Note 5)	2,179,896	10,473,052
Custodian fees	127,694	671,391
Transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	111,119	488,188
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)	18,359	86,098
Transfer and dividend disbursing agent fees and expenses--Institutional Capital Shares (Note 5)	66,575	169,513
Directors'/Trustees' fees	16,208	62,583
Auditing fees	13,093	14,880
Legal fees	2,919	--
Portfolio accounting fees (Note 5)	213,472	511,056
Shareholder services fee--Institutional Service Shares (Note 5)	877,561	4,684,360
Shareholder services fee--Institutional Capital Shares (Note 5)	658,823	1,731,230
Share registration costs	49,535	95,065
Printing and postage	24,977	36,550
Insurance premiums	22,922	80,646
Miscellaneous	26,466	52,675
TOTAL EXPENSES	9,939,723	45,758,197
Waivers (Note 5):
Waiver of investment adviser fee	(3,074,909)	(13,743,408)
Waiver of administrative personnel and services fee	(79,493)	(372,187)
Waiver of transfer and dividend disbursing agent fees and expenses	(83,649)	(495,971)
Waiver of shareholder services fee--Institutional Capital Shares	(395,293)	(1,038,738)
TOTAL WAIVERS	(3,633,344)	(15,650,304)
Net expenses	6,306,379	30,107,893
Net investment income	24,727,167	124,386,221
Net realized loss on investments	(48,887)	--
Change in net assets resulting from operations	$24,678,280	$124,386,221

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2004

	Prime Value Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$151,569,233	$123,644,199
Expenses:
Investment adviser fee (Note 5)	25,432,562	23,407,806
Administrative personnel and services fee (Note 5)	10,012,135	9,212,160
Account administration fee--Trust Shares (Note 5)	--	756,881
Custodian fees	641,523	501,006
Transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	347,518	476,300
Transfer and dividend disbursing agent fees and expenses--Institutional Services Shares (Note 5)	43,596	501,821
Transfer and dividend disbursing agent fees and expenses--Institutional Capital Shares (Note 5)	140,208	88,502
Transfer and dividend disbursing agent fees and expenses--Trust Shares (Note 5)	--	30,679
Directors'/Trustees' fees	91,340	83,155
Auditing fees	14,979	14,148
Legal fees	8,405	3,787
Portfolio accounting fees (Note 5)	460,514	440,279
Distribution services fee--Trust Shares (Note 5)	--	756,881
Shareholder services fee--Institutional Shares (Note 5)	--	12,610,705
Shareholder services fee--Institutional Service Shares (Note 5)	3,349,843	13,505,080
Shareholder services fee--Institutional Capital Shares (Note 5)	1,497,116	2,387,091
Share registration costs	50,890	78,212
Printing and postage	27,749	45,932
Insurance premiums	82,714	78,483
Miscellaneous	57,593	72,638
TOTAL EXPENSES	42,258,685	65,051,546
Waivers (Note 5):
Waiver of investment adviser fee	(14,378,285)	(9,743,478)
Waiver of administrative personnel and services fee	(355,168)	(324,661)
Waiver of transfer and dividend disbursing agent fees and expenses	(317,728)	(985,471)
Waiver of shareholder services fee--Institutional Shares	--	(12,610,705)
Waiver of shareholder services fee--Institutional Capital Shares	(898,270)	(1,432,255)
TOTAL WAIVERS	(15,949,451)	(25,096,570)
Net expenses	26,309,234	39,954,976
Net investment income	$125,259,999	$83,689,223

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Municipal Obligations Fund		Prime Cash Obligations Fund
Year Ended July 31	2004	2003	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$24,727,167	$21,131,215	$124,386,221	$160,402,538
Net realized loss on investments	(48,887)	--	--	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	24,678,280	21,131,215	124,386,221	160,402,538
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(20,149,315)	(13,724,863)	(104,764,640)	(122,548,754)
Institutional Service Shares	(2,430,816)	(3,726,428)	(13,682,686)	(25,591,608)
Institutional Capital Shares	(2,146,946)	(3,676,475)	(5,933,205)	(12,335,152)
CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(24,727,077)	(21,127,766)	(124,380,531)	(160,475,514)
Share Transactions:
Proceeds from sale of shares	28,818,600,846	18,997,579,978	122,483,904,811	128,221,901,694
Net asset value of shares issued to shareholders in payment of distributions declared	16,537,461	14,548,169	52,592,343	75,526,229
Cost of shares redeemed	(28,350,512,524)	(18,035,479,190)	(123,909,013,478)	(126,866,415,180)
CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	484,625,783	976,648,957	(1,372,516,324)	1,431,012,743
Change in net assets	484,576,986	976,652,406	(1,372,510,634)	1,430,939,767
Net Assets:
Beginning of period	2,288,830,520	1,312,178,114	12,637,574,309	11,206,634,542
End of period	$2,773,407,506	$2,288,830,520	$11,265,063,675	$12,637,574,309
Undistributed (distributions in excess of) net investment income	$3,539	$3,449	$(47,529)	$(72,976)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Value Obligations Fund		Treasury Obligations Fund
Year Ended July 31	2004	2003	2004	2003
Increase (Decrease) in Net Asset
Operations:
Net investment income	$125,259,999	$168,459,094	$83,689,223	$137,967,139
Net realized gain on investments	--	--	--	6,010,468
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	125,259,999	168,459,094	83,689,223	143,977,607
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(109,496,362)	(151,308,243)	(43,319,552)	(75,975,299)
Institutional Service Shares	(10,299,700)	(11,449,910)	(32,701,751)	(52,902,837)
Institutional Capital Shares	(5,465,465)	(5,755,607)	(7,241,896)	(8,349,626)
Trust Shares	--	--	(1,112,998)	(54,805)
Distributions from net realized gain on investments
Institutional Shares	--	--	--	(2,968,014)
Institutional Service Shares	--	--	--	(2,738,135)
Institutional Capital Shares	--	--	--	(297,656)
Trust Shares	--	--	--	(6,663)
CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(125,261,527)	(168,513,760)	(84,376,197)	(143,293,035)
Statements of Changes in Net Assets-continued

	Prime Value Obligations Fund		Treasury Obligations Fund
Year Ended July 31	2004	2003	2004	2003
Share Transactions:
Proceeds from sale of shares	121,857,110,170	127,462,509,841	55,678,005,529	57,197,916,222
Net asset value of shares issued to shareholders in payment of distributions declared	83,593,729	99,031,165	23,383,090	33,042,401
Cost of shares redeemed	(122,158,318,778)	(124,834,892,854)	(55,449,655,131)	(59,159,947,836)
CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	(217,614,879)	2,726,648,152	251,733,488	(1,928,989,213)
Change in net assets	(217,616,407)	2,726,593,486	251,046,514	(1,928,304,641)
Net Assets:
Beginning of period	12,167,828,104	9,441,234,618	11,652,485,376	13,580,790,017
End of period	$11,950,211,697	$12,167,828,104	$11,903,531,890	$11,652,485,376
Undistributed (distributions in excess of) net investment income	$(56,194)	$(54,666)	$(2,402)	$684,572

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, a Fund could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to the class such as account administration, transfer and dividend disbursing, distribution and service fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary. For the year ended July 31, 2004, all of the Municipal Obligations Fund's distributions were from tax-exempt income.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand future. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investments are record on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Municipal Obligations Fund
Year Ended July 31	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	25,435,437,566	$25,435,454,338	15,191,753,819	$15,191,737,048
Shares issued to shareholders in payment of distributions declared	13,179,022	13,179,022	9,005,480	9,005,480
Shares redeemed	(24,874,648,914)	(24,874,648,914)	(14,487,048,685)	(14,487,048,685)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	573,967,674	$573,984,446	713,710,614	$713,693,843

Year Ended July 31	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,549,058,535	$1,549,061,226	1,442,471,051	$1,442,468,360
Shares issued to shareholders in payment of distributions declared	1,808,328	1,808,328	2,685,307	2,685,307
Shares redeemed	(1,489,535,099)	(1,489,535,099)	(1,401,406,135)	(1,401,406,135)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	61,331,764	$61,334,455	43,750,223	$43,747,532

Year Ended July 31	2004		2003
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,834,085,412	$1,834,085,282	2,363,374,440	$2,363,374,570
Shares issued to shareholders in payment of distributions declared	1,550,111	1,550,111	2,857,382	2,857,382
Shares redeemed	(1,986,328,511)	(1,986,328,511)	(2,147,024,370)	(2,147,024,370)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(150,692,988)	$(150,693,118)	219,207,452	$219,207,582
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	484,606,450	$484,625,783	976,668,289	$976,648,957

	Prime Cash Obligations Fund
Year Ended July 31	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	103,435,225,428	$103,435,225,428	101,999,312,557	$101,999,312,557
Shares issued to shareholders in payment of distributions declared	42,301,057	42,301,057	57,019,865	57,019,865
Shares redeemed	(104,858,908,498)	(104,858,908,498)	(100,288,931,324)	(100,288,931,324)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,381,382,013)	$(1,381,382,013)	1,767,401,098	$1,767,401,098

Year Ended July 31	2004		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	13,885,558,793	$13,885,558,793	18,939,708,885	$$18,939,708,885
Shares issued to shareholders in payment of distributions declared	6,486,986	6,486,986	12,181,128	12,181,128
Shares redeemed	(13,827,589,049)	(13,827,589,049)	(19,083,421,512)	(19,083,421,512)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	64,456,730	$64,456,730	(131,531,499)	$(131,531,499)

Year Ended July 31	2004		2003
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,163,120,590	$5,163,120,590	7,282,880,252	$7,282,880,252
Shares issued to shareholders in payment of distributions declared	3,804,300	3,804,300	6,325,236	6,325,236
Shares redeemed	(5,222,515,931)	(5,222,515,931)	(7,494,062,344)	(7,494,062,344)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(55,591,041)	$(55,591,041)	(204,856,856)	$(204,856,856)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,372,516,324)	$(1,372,516,324)	1,431,012,743	$1,431,012,743

	Prime Value Obligations Fund
Year Ended July 31	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	111,358,727,078	$111,358,727,078	118,134,722,935	$118,134,722,935
Shares issued to shareholders in payment of distributions declared	73,433,459	73,433,459	87,371,190	87,371,190
Shares redeemed	(112,340,921,258)	(112,340,921,258)	(115,778,897,562)	(115,778,897,562)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(908,760,721)	$(908,760,721)	2,443,196,563	$2,443,196,563

Year Ended July 31	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,700,915,403	$5,700,915,403	6,742,428,046	$6,742,428,046
Shares issued to shareholders in payment of distributions declared	7,203,951	7,203,951	7,606,098	7,606,098
Shares redeemed	(5,513,429,571)	(5,513,429,571)	(6,347,475,596)	(6,347,475,596)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	194,689,783	$194,689,783	402,558,548	$402,558,548

Year Ended July 31	2004		2003
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,797,467,689	$4,797,467,689	2,585,358,860	$2,585,358,860
Shares issued to shareholders in payment of distributions declared	2,956,319	2,956,319	4,053,877	4,053,877
Shares redeemed	(4,303,967,949)	(4,303,967,949)	(2,708,519,696)	(2,708,519,696)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	496,456,059	$496,456,059	(119,106,959)	$(119,106,959)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(217,614,879)	$(217,614,879)	2,726,648,152	$2,726,648,152

	Treasury Obligations Fund
Year Ended July 31	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	26,116,665,494	$26,116,665,494	28,132,870,947	$28,132,870,947
Shares issued to shareholders in payment of distributions declared	16,665,409	16,665,409	20,554,019	20,554,019
Shares redeemed	(25,660,247,012)	(25,660,247,012)	(30,552,342,241)	(30,552,342,241)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	473,083,891	$473,083,891	(2,398,917,275)	$(2,398,917,275)

Year Ended July 31	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	24,069,334,849	$24,069,334,849	25,065,514,163	$25,065,514,163
Shares issued to shareholders in payment of distributions declared	5,901,733	5,901,733	10,727,533	10,727,533
Shares redeemed	(24,879,897,780)	(24,879,897,780)	(24,825,639,909)	(24,825,639,909)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(804,661,198)	$(804,661,198)	250,601,787	$250,601,787

Year Ended July 31	2004		2003
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	3,897,511,596	$3,897,511,596	3,768,691,012	$3,768,691,012
Shares issued to shareholders in payment of distributions declared	661,999	661,999	1,748,270	1,748,270
Shares redeemed	(3,649,795,252)	(3,649,795,252)	(3,724,560,112)	(3,724,560,112)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	248,378,343	$248,378,343	45,879,170	$45,879,170

	Year Ended 7/31/2004		Period Ended 7/31/2003 [1]
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,594,493,590	$1,594,493,590	230,840,100	$230,840,100
Shares issued to shareholders in payment of distributions declared	153,949	153,949	12,579	12,579
Shares redeemed	(1,259,715,087)	(1,259,715,087)	(57,405,574)	(57,405,574)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	334,932,452	$334,932,452	173,447,105	$173,447,105
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	251,733,488	$251,733,488	(1,928,989,213)	$(1,928,989,213)

1 For the period from February 19, 2003 (start of performance) to July 31, 2003.

FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for book and tax differences.

For the year ended July 31, 2004 permanent differences identified and reclassified among the components of net assets were as follows:

Fund Name	Paid-In Capital	Undistributed Net Investment Income (Loss)
Prime Cash Obligations Fund	$(19,757)	$19,757

Net investment income (losses), net realized gains (losses) as disclosed on the Statements of Operations, and net assets were not affected by this reclassification.

The tax characteristics of distributions as reported on the Statement of Changes in Net Assets for the years or periods ended July 31, 2004 and 2003 were as follows:

	2004		2003
Fund	Tax-Exempt Income	Ordinary Income [1]	Tax-Exempt Income	Ordinary Income [1]
Municipal Obligations Fund	$24,727,077	--	$21,127,766	--
Prime Cash Obligations Fund	--	$124,380,530	--	$160,475,514
Prime Value Obligations Fund	--	$125,261,527	--	$168,513,760
Treasury Obligations Fund	--	$ 84,376,197		$143,293,035

1 For tax purposes, short-term capital gain distributions are considered as ordinary income.

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Capital Loss Carryforward
Municipal Obligations Fund	$609,347	--	$7,949
Prime Cash Obligations Fund	--	$6,513,006	--
Prime Value Obligations Fund	--	$3,966,241	--
Treasury Obligations Fund		$6,321,723	--

At July 31, 2004, the following Fund had a capital loss carryforward which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Fund	Capital Loss Carryforward to Expire in 2006	Capital Loss Carryforward to Expire in 2011	Capital Loss Carryforward to Expire in 2012	Total Capital Loss Carryforward
Municipal Obligations Fund	$646	$204	$7,099	$7,949

Under current tax regulations, capital loss realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of July 31, 2004, for federal income tax purposes, post October losses as follows were deferred to August 1, 2004:

Fund	Post-October Losses
Municipal Obligations Fund	$40,937

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the percentage of each Fund's average daily net assets as follows:

Fund	Investment Adviser Fee Percentage
Municipal Obligations Fund	0.20%
Prime Cash Obligations Fund	0.20%
Prime Value Obligations Fund	0.20%
Treasury Obligations Fund	0.20%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (Agreement), provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Funds with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended July 31, 2004 the fees paid after voluntary waiver, if applicable, were as follows:

Fund	FAS	FServ
Municipal Obligations Fund	$1,606,693	$ 493,710
Prime Cash Obligations Fund	7,537,817	2,563,048
Prime Value Obligations Fund	7,187,522	2,469,445
Treasury Obligations Fund	6,565,728	2,321,771

Account Administration Fee

The Treasury Obligations Fund's Trust Shares each pay Federated Shareholder Services Company (FSSC) an annual fee of 0.25% of the average daily net assets of the Treasury Obligations Fund's Trust Shares. This fee is remunerated to intermediaries as compensation for facilitating the sale of the Treasury Obligations Fund's Trust Shares. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with FSSC, each Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, and Institutional Capital Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended July 31, 2004, Institutional Shares for the Municipal Obligations Fund, Prime Cash Obligations Fund, and Prime Value Obligations Fund did not incur a shareholder services fee.

Distribution Services Fee

The Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of their Trust shares. The Plan provides that Government Obligations Fund, Prime Obligations Fund, Tax-Free Obligations Fund, and Treasury Obligations Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund's Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004 FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period, after voluntary waiver, if applicable, was as follows:

Fund	FSSC
Municipal Obligations Fund	$103,127
Prime Cash Obligations Fund	$ 227,745
Prime Value Obligations Fund	$224,161
Treasury Obligations Fund	$126,685

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Funds' accounting records for which it received a fee. The fee was based on the level of each of the Funds' average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period, after voluntary waiver, if applicable, was as follows:

Fund	FServ
Municipal Obligations Fund	$ 95,866
Prime Cash Obligations Fund	$373,855
Prime Value Obligations Fund	$342,065
Treasury Obligations Fund	$316,007

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2004, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$5,240,714,648	$7,198,741,594

6. CONCENTRATION OF CREDIT RISK

A substantial part of the Prime Cash Obligations Fund's portfolio and Prime Value Obligations Fund's portfolio may be comprised of obligations of banks. As a result, the Prime Cash Obligations Fund and Prime Value Obligations Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF MUNICIPAL OBLIGATIONS FUND, PRIME CASH OBLIGATIONS FUND, PRIME VALUE OBLIGATIONS FUND AND TREASURY OBLIGATIONS FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Value Obligations Fund and Treasury Obligations Fund (collectively the "Funds") (portfolios of the Money Market Obligations Trust) as of July 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2004, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2004, the results of their operations for the year then ended, the changes in their net assets, and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 17, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how each Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products"; select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N633
Cusip 60934N591
Cusip 60934N567
Cusip 60934N823

25717 (9/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2004

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights-Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 2000	$1.00	0.057	--		0.057	(0.057)	--
July 31, 2001	$1.00	0.055	--		0.055	(0.055)	--
July 31, 2002	$1.00	0.022	--		0.022	(0.022)	--
July 31, 2003	$1.00	0.013	--		0.013	(0.013)	--
July 31, 2004	$1.00	0.009	--		0.009	(0.009)	--

Government Obligations Tax-Managed Fund
July 31, 2000	$1.00	0.056	--		0.056	(0.056)	--
July 31, 2001	$1.00	0.054	--		0.054	(0.054)	--
July 31, 2002	$1.00	0.021	0.001		0.022	(0.021)	(0.001)
July 31, 2003	$1.00	0.013	--		0.013	(0.013)	--
July 31, 2004	$1.00	0.009	--		0.009	(0.009)	--

Municipal Obligations Fund
July 31, 2000	$1.00	0.038	--		0.038	(0.038)	--
July 31, 2001	$1.00	0.038	--		0.038	(0.038)	--
July 31, 2002	$1.00	0.018	--		0.018	(0.018)	--
July 31, 2003	$1.00	0.012	--		0.012	(0.012)	--
July 31, 2004	$1.00	0.009	(0.000	) [3]	0.009	(0.009)	--

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return [1]	Expenses	Net Investment Income	Expense Waiver/ Reimbursement [2]	Net Assets, End of Period (000 Omitted)

(0.057)	$1.00	5.80%	0.20%	5.64%	0.34%	$4,431,985
(0.055)	$1.00	5.64%	0.20%	5.39%	0.34%	$6,667,868
(0.022)	$1.00	2.23%	0.20%	2.19%	0.34%	$7,380,640
(0.013)	$1.00	1.30%	0.20%	1.30%	0.34%	$6,166,411
(0.009)	$1.00	0.92%	0.20%	0.91%	0.34%	$5,134,296

(0.056)	$1.00	5.77%	0.20%	5.65%	0.35%	$1,298,674
(0.054)	$1.00	5.61%	0.20%	5.36%	0.34%	$2,280,317
(0.022)	$1.00	2.22%	0.20%	2.16%	0.34%	$1,798,217
(0.013)	$1.00	1.26%	0.20%	1.25%	0.34%	$1,521,953
(0.009)	$1.00	0.89%	0.20%	0.88%	0.35%	$1,159,503

(0.038)	$1.00	3.92%	0.18%	3.78%	0.15%	$445,659
(0.038)	$1.00	3.88%	0.18%	3.80%	0.14%	$391,269
(0.018)	$1.00	1.79%	0.18%	1.68%	0.13%	$856,839
(0.012)	$1.00	1.25%	0.18%	1.19%	0.12%	$1,570,532
(0.009)	$1.00	0.94%	0.18%	0.94%	0.12%	$2,144,468

Financial Highlights-Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Prime Cash Obligations Fund
July 31, 2000	$1.00	0.058	--		0.058	(0.058)
July 31, 2001	$1.00	0.056	--		0.056	(0.056)
July 31, 2002	$1.00	0.023	--		0.023	(0.023)
July 31, 2003	$1.00	0.014	--		0.014	(0.014)
July 31, 2004	$1.00	0.010	--		0.010	(0.010)

Prime Obligations Fund
July 31, 2000	$1.00	0.057	--		0.057	(0.057)
July 31, 2001	$1.00	0.056	--		0.056	(0.056)
July 31, 2002	$1.00	0.023	--		0.023	(0.023)
July 31, 2003	$1.00	0.014	(0.000	) [3]	0.014	(0.014)
July 31, 2004	$1.00	0.010	0.000	[3]	0.010	(0.010)

Prime Value Obligations Fund
July 31, 2000	$1.00	0.058	--		0.058	(0.058)
July 31, 2001	$1.00	0.057	--		0.057	(0.057)
July 31, 2002	$1.00	0.024	--		0.024	(0.024)
July 31, 2003	$1.00	0.014	--		0.014	(0.014)
July 31, 2004	$1.00	0.010	--		0.010	(0.010)

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return [1]	Expenses	Net Investment Income	Expense Waiver/ Reimbursement [2]	Net Assets End of Period (000 Omitted)

$1.00	5.91%	0.18%	5.77%	0.12%	$ 2,471,383
$1.00	5.76%	0.18%	5.30%	0.12%	$ 5,671,182
$1.00	2.34%	0.18%	2.25%	0.11%	$ 8,219,465
$1.00	1.37%	0.18%	1.34%	0.11%	$ 9,986,839
$1.00	0.99%	0.18%	0.98%	0.11%	$ 8,605,478

$1.00	5.88%	0.20%	5.76%	0.35%	$ 6,630,924
$1.00	5.74%	0.20%	5.32%	0.35%	$13,560,153
$1.00	2.32%	0.20%	2.21%	0.34%	$ 20,707,206
$1.00	1.36%	0.20%	1.34%	0.34%	$ 20,110,135
$1.00	0.97%	0.20%	0.96%	0.34%	$16,519,436

$1.00	5.92%	0.16%	5.91%	0.15%	$ 2,051,666
$1.00	5.81%	0.16%	5.34%	0.14%	$ 5,395,732
$1.00	2.39%	0.17%	2.28%	0.12%	$ 7,967,856
$1.00	1.41%	0.17%	1.38%	0.12%	$10,410,998
$1.00	1.03%	0.17%	1.02%	0.12%	$ 9,502,207

Financial Highlights-Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Tax-Free Obligations Fund
July 31, 2000	$1.00	0.036	(0.000	) [3]	0.036	(0.036)	--
July 31, 2001	$1.00	0.036	0.000	[3]	0.036	(0.036)	--
July 31, 2002	$1.00	0.016	0.000	[3]	0.016	(0.016)	--
July 31, 2003	$1.00	0.011	(0.000	) [3]	0.011	(0.011)	--
July 31, 2004	$1.00	0.008	0.000	[3]	0.008	(0.008)	--

Treasury Obligations Fund
July 31, 2000	$1.00	0.054	--		0.054	(0.054)	--
July 31, 2001	$1.00	0.053	--		0.053	(0.053)	--
July 31, 2002	$1.00	0.020	0.001		0.021	(0.020)	(0.001)
July 31, 2003	$1.00	0.013	0.000	[3]	0.013	(0.013)	(0.000	) [3]
July 31, 2004	$1.00	0.009	--		0.009	(0.009)	--

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return [1]	Expenses	Net Investment Income	Expense Waiver/ Reimbursement [2]	Net Assets End of Period (000 Omitted)

(0.036)	$1.00	3.69%	0.20%	3.61%	0.35%	$2,464,779
(0.036)	$1.00	3.66%	0.20%	3.56%	0.34%	$3,286,888
(0.016)	$1.00	1.65%	0.20%	1.59%	0.34%	$5,265,275
(0.011)	$1.00	1.14%	0.20%	1.12%	0.34%	$6,143,476
(0.008)	$1.00	0.85%	0.20%	0.85%	0.34%	$6,249,045

(0.054)	$1.00	5.58%	0.20%	5.43%	0.34%	$5,400,132
(0.053)	$1.00	5.47%	0.20%	5.36%	0.34%	$6,009,592
(0.021)	$1.00	2.17%	0.20%	2.04%	0.34%	$7,484,039
(0.013)	$1.00	1.27%	0.20%	1.25%	0.34%	$5,085,604
(0.009)	$1.00	0.86%	0.20%	0.85%	0.34%	$5,558,392

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 2000	$1.00	0.054	--	0.054	(0.054)	--
July 31, 2001	$1.00	0.053	--	0.053	(0.053)	--
July 31, 2002	$1.00	0.020	--	0.020	(0.020)	--
July 31, 2003	$1.00	0.010	--	0.010	(0.010)	--
July 31, 2004	$1.00	0.007	--	0.007	(0.007)	--

Government Obligations Tax-Managed Fund
July 31, 2000	$1.00	0.054	--	0.054	(0.054)	--
July 31, 2001	$1.00	0.052	--	0.052	(0.052)	--
July 31, 2002	$1.00	0.018	0.001	0.019	(0.018)	(0.001)
July 31, 2003	$1.00	0.010	--	0.010	(0.010)	--
July 31, 2004	$1.00	0.006	--	0.006	(0.006)	--

Municipal Obligations Fund
July 31, 2000	$1.00	0.036	--	0.036	(0.036)	--
July 31, 2001	$1.00	0.036	--	0.036	(0.036)	--
July 31, 2002	$1.00	0.015	--	0.015	(0.015)	--
July 31, 2003	$1.00	0.010	--	0.010	(0.010)	--
July 31, 2004	$1.00	0.007	(0.000) [3]	0.007	(0.007)	--

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return [1]	Expenses	Net Investment Income	Expense Waiver/ Reimbursement [2]	Net Assets, End of Period (000 Omitted)

(0.054)	$1.00	5.54%	0.45%	5.44%	0.09%	$2,642,307
(0.053)	$1.00	5.38%	0.45%	5.20%	0.09%	$3,444,036
(0.020)	$1.00	1.97%	0.45%	1.92%	0.09%	$3,820,479
(0.010)	$1.00	1.05%	0.45%	1.05%	0.09%	$3,621,295
(0.007)	$1.00	0.67%	0.45%	0.66%	0.09%	$3,036,452

(0.054)	$1.00	5.50%	0.45%	5.42%	0.10%	$1,940,671
(0.052)	$1.00	5.35%	0.45%	5.19%	0.09%	$2,135,748
(0.019)	$1.00	1.97%	0.45%	1.88%	0.09%	$2,260,128
(0.010)	$1.00	1.01%	0.45%	1.00%	0.09%	$1,996,288
(0.006)	$1.00	0.64%	0.45%	0.63%	0.10%	$1,756,992

(0.036)	$1.00	3.66%	0.43%	3.75%	0.15%	$ 266,103
(0.036)	$1.00	3.62%	0.43%	3.53%	0.14%	$ 369,670
(0.015)	$1.00	1.53%	0.43%	1.54%	0.13%	$ 258,515
(0.010)	$1.00	1.00%	0.43%	1.00%	0.12%	$ 302,262
(0.007)	$1.00	0.69%	0.43%	0.69%	0.12%	$ 363,595

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Prime Cash Obligations Fund
July 31, 2000	$1.00	0.055	--		0.055	(0.055)
July 31, 2001	$1.00	0.054	--		0.054	(0.054)
July 31, 2002	$1.00	0.021	--		0.021	(0.021)
July 31, 2003	$1.00	0.011	--		0.011	(0.011)
July 31, 2004	$1.00	0.007	--		0.007	(0.007)

Prime Obligations Fund
July 31, 2000	$1.00	0.055	--		0.055	(0.055)
July 31, 2001	$1.00	0.053	--		0.053	(0.053)
July 31, 2002	$1.00	0.020	--		0.020	(0.020)
July 31, 2003	$1.00	0.011	(0.000	) [3]	0.011	(0.011)
July 31, 2004	$1.00	0.007	0.000	[3]	0.007	(0.007)

Prime Value Obligations Fund
July 31, 2000	$1.00	0.055	--		0.055	(0.055)
July 31, 2001	$1.00	0.054	--		0.054	(0.054)
July 31, 2002	$1.00	0.021	--		0.021	(0.021)
July 31, 2003	$1.00	0.012	--		0.012	(0.012)
July 31, 2004	$1.00	0.008	--		0.008	(0.008)

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return [1]	Expenses	Net Investment Income	Expense Waiver/ Reimbursement [2]	Net Assets, End of Period (000 Omitted)

$1.00	5.65%	0.43%	5.55%	0.12%	$1,095,034
$1.00	5.50%	0.43%	5.28%	0.12%	$1,375,740
$1.00	2.08%	0.43%	1.97%	0.11%	$2,092,235
$1.00	1.12%	0.43%	1.11%	0.11%	$1.960.635
$1.00	0.74%	0.43%	0.73%	0.11%	$2,025,081

$1.00	5.62%	0.45%	5.50%	0.10%	$4,242,371
$1.00	5.48%	0.45%	5.29%	0.10%	$ 5,447,645
$1.00	2.06%	0.45%	2.06%	0.09%	$6,020,704
$1.00	1.11%	0.45%	1.11%	0.09%	$4,789,142
$1.00	0.72%	0.45%	0.71%	0.09%	$4,824,570

$1.00	5.66%	0.41%	5.52%	0.15%	$ 708,801
$1.00	5.54%	0.41%	5.31%	0.14%	$ 982,153
$1.00	2.13%	0.42%	2.12%	0.12%	$ 966,996
$1.00	1.16%	0.42%	1.15%	0.12%	$1,369,542
$1.00	0.77%	0.42%	0.77%	0.12%	$1,564,255

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Tax-Free Obligations Fund
July 31, 2000	$1.00	0.034	(0.000	) [3]	0.034	(0.034)	--
July 31, 2001	$1.00	0.033	0.000	[3]	0.033	(0.033)	--
July 31, 2002	$1.00	0.014	0.000	[3]	0.014	(0.014)	--
July 31, 2003	$1.00	0.009	(0.000	) [3]	0.009	(0.009)	--
July 31, 2004	$1.00	0.006	0.000	[3]	0.006	(0.006)	--

Treasury Obligations Fund
July 31, 2000	$1.00	0.052	--		0.052	(0.052)	--
July 31, 2001	$1.00	0.051	--		0.051	(0.051)	--
July 31, 2002	$1.00	0.018	0.001		0.019	(0.018)	(0.001)
July 31, 2003	$1.00	0.010	0.000	[3]	0.010	(0.010)	(0.000	) [3]
July 31, 2004	$1.00	0.006	--		0.006	(0.006)	--

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return [1]	Expenses	Net Investment Income	Expense Waiver/ Reimbursement [2]	Net Assets, End of Period (000 Omitted)

(0.034)	$1.00	3.43%	0.45%	3.39%	0.10%	$1,091,173
(0.033)	$1.00	3.40%	0.45%	3.31%	0.09%	$1,485,227
(0.014)	$1.00	1.40%	0.45%	1.37%	0.09%	$2,076,385
(0.009)	$1.00	0.89%	0.45%	0.88%	0.09%	$2,054,523
(0.006)	$1.00	0.60%	0.45%	0.60%	0.09%	$1,787,740

(0.052)	$1.00	5.32%	0.45%	5.16%	0.09%	$4,400,816
(0.051)	$1.00	5.21%	0.45%	5.03%	0.09%	$5,319,164
(0.019)	$1.00	1.91%	0.45%	1.83%	0.09%	$5,519,235
(0.010)	$1.00	1.02%	0.45%	0.95%	0.09%	$5,770,025
(0.006)	$1.00	0.61%	0.45%	0.60%	0.09%	$4,965,031

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees, shareholder services fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

INSTITUTIONAL SHARES

	Beginning Account Value 2/1/2004	Ending Account Value 7/31/2004	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,004.70	$1.00
Government Obligations Tax-Managed Fund	$1,000	$1,004.60	$1.00
Municipal Obligations Fund	$1,000	$1,004.70	$0.90
Prime Cash Obligations Fund	$1,000	$1,005.00	$0.90
Prime Obligations Fund	$1,000	$1,004.90	$1.00
Prime Value Obligations Fund	$1,000	$1,005.20	$0.85
Tax-Free Obligations Fund	$1,000	$1,004.30	$1.00
Treasury Obligations Fund	$1,000	$1,004.40	$1.00
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,024.01	$1.01
Government Obligations Tax-Managed Fund	$1,000	$1,024.01	$1.01
Municipal Obligations Fund	$1,000	$1,024.10	$0.91
Prime Cash Obligations Fund	$1,000	$1,024.10	$0.91
Prime Obligations Fund	$1,000	$1,024.01	$1.01
Prime Value Obligations Fund	$1,000	$1,024.15	$0.86
Tax-Free Obligations Fund	$1,000	$1,024.01	$1.01
Treasury Obligations Fund	$1,000	$1,024.01	$1.01

1 Expenses are equal to the Funds' Institutional Shares annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Government Obligations Fund	0.20%
Government Obligations Tax-Managed Fund	0.20%
Municipal Obligations Fund	0.18%
Prime Cash Obligations Fund	0.18%
Prime Obligations Fund	0.20%
Prime Value Obligations Fund	0.17%
Tax-Free Obligations Fund	0.20%
Treasury Obligations Fund	0.20%

INSTITUTIONAL SERVICE SHARES

	Beginning Account Value 2/1/2004	Ending Account Value 7/31/2004	Expenses Paid During Period [2]
Actual:
Government Obligations Fund	$1,000	$1,003.40	$2.24
Government Obligations Tax-Managed Fund	$1,000	$1,003.30	$2.24
Municipal Obligations Fund	$1,000	$1,003.50	$2.14
Prime Cash Obligations Fund	$1,000	$1,003.80	$2.14
Prime Obligations Fund	$1,000	$1,003.60	$2.24
Prime Value Obligations Fund	$1,000	$1,003.90	$2.09
Tax-Free Obligations Fund	$1,000	$1,003.00	$2.24
Treasury Obligations Fund	$1,000	$1,003.10	$2.24
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,022.76	$2.26
Government Obligations Tax-Managed Fund	$1,000	$1,022.76	$2.26
Municipal Obligations Fund	$1,000	$1,022.86	$2.16
Prime Cash Obligations Fund	$1,000	$1,022.86	$2.16
Prime Obligations Fund	$1,000	$1,022.76	$2.26
Prime Value Obligations Fund	$1,000	$1,022.91	$2.11
Tax-Free Obligations Fund	$1,000	$1,022.76	$2.26
Treasury Obligations Fund	$1,000	$1,022.76	$2.26

2 Expenses are equal to the Funds' Institutional Service Shares annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Government Obligations Fund	0.45%
Government Obligations Tax-Managed Fund	0.45%
Municipal Obligations Fund	0.43%
Prime Cash Obligations Fund	0.43%
Prime Obligations Fund	0.45%
Prime Value Obligations Fund	0.42%
Tax-Free Obligations Fund	0.45%
Treasury Obligations Fund	0.45%

Portfolio of Investments Summary Tables
Government Obligations Fund

At July 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
U.S. Government Agency Securities	53.9%
Repurchase Agreements	46.1%
TOTAL		100%

At July 31, 2004, the fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of		Percentage of Total Investments [2]
1-7 days	49.1%
8-30 days	18.8%
31-90 days	15.5%
91-180 days	11.1%
181+ days	5.5%
TOTAL		100%

1 See the fund's Prospectus for a more complete description of the principal types of securities in which the fund invests.

2 Percentages are based on total investments, which may differ from total net assets.

3 Effective maturity is determined in accordance with Federal regulations governing money market funds.

Portfolio of Investments
Government Obligations Fund

July 31, 2004

Principal Amount			Value
		GOVERNMENT AGENCIES--55.8%
$42,000,000	[1]	Federal Farm Credit System Floating Rate Note, 1.241%, 8/4/2004	$41,997,062
300,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.243% - 1.448%, 8/11/2004 - 10/7/2004	300,440,021
256,000,000		Federal Home Loan Bank System Notes, 1.300% - 1.500%, 2/28/2005 - 5/4/2005	256,000,000
75,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 1.110% - 1.210%, 10/19/2004 - 1/24/2005	74,701,084
432,900,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.135% - 1.365%, 8/7/2004 - 9/9/2004	432,920,090
70,000,000		Federal Home Loan Mortgage Corp. Notes, 1.460% - 3.875%, 11/15/2004 - 2/15/2005	70,497,004
768,864,000	[2]	Federal National Mortgage Association Discount Notes, 1.120% - 1.875%, 10/1/2004 - 1/26/2005	764,904,875
2,154,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 1.100% - 1.565%, 8/2/2004 - 10/28/2004	2,153,038,391
287,000,000		Federal National Mortgage Association Notes, 1.270% - 6.500%, 8/15/2004 - 6/3/2005	287,131,555
198,475,500	[1]	Housing and Urban Development Floating Rate Note, 1.800%, 8/1/2004	198,475,500
		TOTAL GOVERNMENT AGENCIES	4,580,105,582
		REPURCHASE AGREEMENTS--47.8%
200,000,000		Interest in $1,000,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 1.340%, dated 7/30/2004, to be repurchased at $200,022,333 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029, collateral market value $1,020,114,353	200,000,000
221,589,000		Interest in $1,725,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.340%, dated 7/30/2004, to be repurchased at $221,613,744 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 4/15/2028, collateral market value $1,759,696,640	221,589,000
170,000,000		Interest in $500,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.380%, dated 7/30/2004, to be repurchased at $170,019,550 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/15/2009, collateral market value $510,062,963	170,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$457,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns & Co., Inc., 1.380%, dated 7/30/2004, to be repurchased at $457,052,555 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2034, collateral market value $1,027,747,966	$457,000,000
120,000,000	[3]	Interest in $300,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.200%, dated 6/9/2004, to be repurchased at $120,240,000 on 8/9/2004, collateralized by U.S. Government Obligations with various maturities to 2/1/2034, collateral market value $306,004,134	120,000,000
164,000,000	[3]	Interest in $450,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.100%, dated 5/4/2004, to be repurchased at $164,461,022 on 8/4/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2034, collateral market value $462,154,867	164,000,000
191,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.290%, dated 7/12/2004, to be repurchased at $191,191,637 on 8/10/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2034, collateral market value $512,808,464	191,000,000
68,000,000	[3]	Interest in $250,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.290%, dated 7/7/2004, to be repurchased at $68,080,410 on 8/10/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2034, collateral market value $256,719,432	68,000,000
150,000,000	[3]	Interest in $300,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.290%, dated 7/7/2004, to be repurchased at $150,161,250 on 8/6/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2033, collateral market value $309,000,000	150,000,000
258,789,000		Interest in $700,000,000 joint repurchase agreement with Goldman Sachs & Co., 1.380%, dated 7/30/2004, to be repurchased at $258,818,761 on 8/2/2004, collateralized by U.S. Government Agency Obligations) with various maturities to 7/25/2034, collateral market value $719,384,595	258,789,000
45,000,000		Interest in $45,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.190%, dated 7/30/2004, to be repurchased at $45,004,463 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 9/23/2004, collateral market of $45,900,318	45,000,000
400,000,000		Interest in $400,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.330%, dated 7/30/2004, to be repurchased at $400,044,333 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/28/2006, collateral market value $408,091,724	400,000,000
125,000,000	[3]	Interest in $250,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.460%, dated 7/2/2004, to be repurchased at $125,456,250 on 9/30/2004, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2034, collateral market value $258,775,700	125,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$50,000,000		Interest in $100,000,000 joint repurchase agreement with UBS Securities LLC, 1.290%, dated 7/30/2004, to be repurchased at $50,005,375 on 8/2/2004, collateralized by U.S. Government Agency Obligation with various maturities of 6/2/2006, collateral market value $102,002,934	$50,000,000
145,054,000		Interest in $400,000,000 joint repurchase agreement with UBS Securities LLC, 1.320%, dated 7/30/2004, to be repurchased at $145,069,956 on 8/2/2004, collateralized by U.S. Government Agency Obligation with a maturity of 5/15/2007, collateral market value $408,001,256	145,054,000
200,000,000		Interest in $200,000,000 joint repurchase agreement with UBS Securities LLC, 1.330%, dated 7/30/2004, to be repurchased at $200,022,167 on 8/2/2004, collateralized by U.S. Government Agency Obligations with a maturity of 5/15/2007, collateral market of $204,003,146	200,000,000
200,000,000		Interest in $300,000,000 joint repurchase agreement with UBS Securities LLC, 1.350%, dated 7/30/2004, to be repurchased at $200,022,500 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/15/2034, collateral market value $309,001,426	200,000,000
300,000,000		Interest in $700,000,000 joint repurchase agreement with UBS Securities LLC, 1.380%, dated 7/30/2004, to be repurchased at $300,034,500 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 3/20/2034, collateral market value $721,002,335	300,000,000
184,000,000	[3]	Interest in $400,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.280%, dated 7/2/2004, to be repurchased at $184,196,267 on 8/5/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2034, collateral market value $408,803,928	184,000,000
266,997,000		Interest in $500,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.380%, dated 7/30/2004, to be repurchased at $267,027,705 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 11/15/2021, collateral market value $510,004,843	266,997,000
		TOTAL REPURCHASE AGREEMENTS	3,916,429,000
		TOTAL INVESTMENTS--103.6% (AT AMORTIZED COST) [4]	8,496,534,582
		OTHER ASSETS AND LIABILITIES - NET--(3.6)%	(298,625,350)
		TOTAL NET ASSETS--100%	$8,197,909,232

1 Current rate and next reset date shown.

2 Each issue shows the rate of discount at the time of purchase.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Summary Tables
Government Obligations Tax-Managed Fund

At July 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
U.S. Government Agency Securities	100.0%
TOTAL		100%

At July 31, 2004, the fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of		Percentage of Total Investments [2]
1-7 days	23.8%
8-30 days	32.7%
31-90 days	29.9%
91-180 days	12.3%
181+ days	1.3%
TOTAL		100%

1 See the fund's Prospectus for a more complete description of the principal types of securities in which the fund invests.

2 Percentages are based on total investments, which may differ from total net assets.

3 Effective maturity is determined in accordance with Federal regulations governing money market funds.

Portfolio of Investments
Government Obligations Tax-Managed Fund

July 31, 2004

Principal Amount			Value
		GOVERNMENT AGENCIES--100.0%
$166,500,000	[1]	Federal Farm Credit System Discount Notes, 1.190% - 1.390%, 8/16/2004 - 10/4/2004	$166,323,732
525,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.241% - 1.530%, 8/3/2004 - 10/6/2004	524,921,600
67,350,000		Federal Farm Credit System Notes, 1.250% - 6.100%, 11/4/2004 - 12/15/2004	67,654,423
1,084,056,000	[1]	Federal Home Loan Bank System Discount Notes, 1.070% - 1.758%, 8/2/2004 - 12/17/2004	1,082,180,195
569,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.060% - 1.540%, 8/11/2004 - 10/19/2004	568,959,152
261,725,000		Federal Home Loan Bank System Notes, 1.250% - 8.090%, 9/15/2004 - 5/4/2005	263,267,434
118,700,000	[2]	Student Loan Marketing Association Floating Rate Notes, 1.449% - 1.519%, 8/3/2004	118,700,000
73,800,000	[2]	Student Loan Marketing Association Floating Rate Master Note, 1.249%, 8/3/2004	73,800,000
50,000,000	[1]	Tennessee Valley Authority Discount Note, 1.250%, 8/5/2004	49,993,056
		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST) [3]	2,915,799,592
		OTHER ASSETS AND LIABILITIES - NET--0.0%	695,767
		TOTAL NET ASSETS--100%	$2,916,495,359

1 Each issue shows the rate of discount at time of purchase.

2 Current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Summary Tables
Municipal Obligations Fund

At July 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
Variable Rate Demand Instruments	78.9%
Municipal Notes	19.7%
Commercial Paper	1.4%
TOTAL		100%

At July 31, 2004, the fund's credit quality ratings 3 composition was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	50.7%	P-1	93.5%
A-1	39.7%	P-2	0.9%
A-2	2.3%	Not rated by Moody's	5.6%
Not rated by S&P	7.3%
TOTAL	100%	TOTAL	100%

At July 31, 2004, the fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of		Percentage of Total Investments [2]
1-7 days	80.5%
8-30 days	0.7%
31-90 days	6.6%
91-180 days	8.0%
181+ days	4.2%
TOTAL		100%

1 See the fund's prospectus for a description of Variable Rate Demand Instruments, Municipal Notes, and Commercial Paper.

2 Percentages are based on total investments, which may differ from total net assets.

3 The table depicts the short-term, credit-quality ratings assigned to the fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). Rated securities include a security issued by an issuer, obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit-quality ratings rate the risk that a security will default in payment and do not address other risks presented by the security.

The table depicts the short-term, credit-quality ratings as assigned only by the NRSRO identified in the table. Thus, holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Securities that have only a long-term rating from the NRSRO also have been included in the "Not rated by..." category.

At July 31, 2004, securities that were not assigned short-term ratings by any NRSRO comprised 5.1% of the fund's total investments.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments
Municipal Obligations Fund

July 31, 2004

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8% [1]
		Alabama--1.3%
$2,960,000		Birmingham, AL IDA, (Series 1997), Weekly VRDNs (Millcraft, AL, Inc.)/(Regions Bank, Alabama LOC)	$2,960,000
2,005,000		Calhoun County, AL Economic Development Council, Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC)	2,005,000
17,000,000		Decatur, AL IDB, (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD)	17,000,000
3,725,000		East Central, AL Solid Waste Disposal Authority, (Three Corners)/ (Series 2003), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	3,725,000
4,175,000		Mobile, AL Solid Waste Authority, (Chastang)/ (Series 2003), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	4,175,000
4,350,000		North Sumter, AL Solid Waste Disposal Authority, (Emelle)/(Series 2003), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	4,350,000
2,970,000		Orange Beach, AL IDB, (Series 2002), Weekly VRDNs (Romar Motels, Inc.)/ (Columbus Bank and Trust Co., GA LOC)	2,970,000
		TOTAL	37,185,000
		Alaska--1.1%
4,500,000		North Slope Borough, AK, (Series 2001), Daily VRDNs (BP Exploration (Alaska), Inc.)/(BP PLC GTD)	4,500,000
5,500,000		Valdez, AK Marine Terminal, (Series 2002), 1.47% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 5/1/2005	5,500,000
21,500,000		Valdez, AK Marine Terminal, (Series 2003B), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)	21,500,000
		TOTAL	31,500,000
		Arizona--0.3%
2,305,000		Maricopa County, AZ, IDA Single Family Mortgage, MERLOTS, (Series 2001 A-126), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,305,000
1,960,000		Maricopa County, AZ, IDA, (Series 1999), Weekly VRDNs (Redman Homes, Inc.)/(Wachovia Bank N.A. LOC)	1,960,000
1,675,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments, LP)/(FNMA LOC)	1,675,000
2,029,000		Pima County, AZ IDA, Single Family Mortgages, Roaring Fork (Series 1999-6), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,029,000
		TOTAL	7,969,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Arkansas--3.0%
$1,000,000		Arkadelphia, AR, IDRB, (Series 1996), Weekly VRDNs (Siplast, Inc.)/ (Danske Bank A/S LOC)	$1,000,000
5,400,000		Arkansas Development Finance Authority, (PT-1310), Weekly VRDNs (Oakwood Manor Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,400,000
5,630,000		Arkansas Development Finance Authority, (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(J.P. Morgan Chase Bank LOC)	5,630,000
14,000,000		Arkansas Development Finance Authority, (Series 2001), Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank N.A. LOC)	14,000,000
13,800,000		Blytheville, AR, (Series 1998), Weekly VRDNs (Nucor Corp.)	13,800,000
27,900,000		Blytheville, AR, (Series 2002), Weekly VRDNs (Nucor Corp.)	27,900,000
8,000,000		Crossett, AR, (Series 1997), Weekly VRDNs (Bemis Co., Inc.)	8,000,000
7,100,000		Siloam Springs, AR, IDRB, (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(Bank One N.A. (Chicago) LOC)	7,100,000
		TOTAL	82,830,000
		California--2.9%
6,900,000		California PCFA, (1996 Series E), Daily VRDNs (Pacific Gas & Electric Co.)/(Bank One N.A. (Chicago) LOC)	6,900,000
9,000,000		California PCFA, (Series 2004 F11J), Weekly VRDNs (Waste Management, Inc.)/(Lehman Brothers Holdings, Inc. SWP)	9,000,000
19,000,000		California PCFA, (Series 2004 FR/RI-F10J), Weekly VRDNs (Waste Management, Inc.)/(Lehman Brothers Holdings, Inc. SWP)	19,000,000
1,980,000		California PCFA, (Series 2004A), Weekly VRDNs (Burrtec Waste Group, Inc.)/(Union Bank of California LOC)	1,980,000
2,000,000		California State, Economic Recovery Bonds (Series 2004C-20), Weekly VRDNs (California State Fiscal Recovery Fund)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ)	2,000,000
7,000,000		California State, PUTTERs (Series 464), Weekly VRDNs (California State Fiscal Recovery Fund)/(PNC Bank, N.A. LIQ)	7,000,000
2,500,000		California Statewide Communities Development Authority, (PT-2001), Weekly VRDNs (Vista Montana Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,500,000
2,845,000		California Statewide Communities Development Authority, (Series 1996-H), Weekly VRDNs (Levecke LLC)/(Union Bank of California LOC)	2,845,000
3,000,000		Fresno, CA, (Series 2000C), Weekly VRDNs (Trinity Healthcare Credit Group)	3,000,000
730,544		Koch Floating Rate Trust (California Non-AMT)/(Series 1998-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	730,544
1,265,000		Los Angeles County, CA IDA, (Series 1991), Weekly VRDNs (Caitec Garment Processing, Inc.)/(Union Bank of California LOC)	1,265,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--continued
$6,000,000		Los Angeles, CA Unified School District, ROCs (Series 35), Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	$6,000,000
19,000,000		Los Angeles, CA, (Series 2004 FR/RI-L53J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	19,000,000
		TOTAL	81,220,544
		Colorado--3.5%
3,905,000		Colorado HFA, MERLOTS (Series 2001 A20), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,905,000
59,975,000		Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)	59,975,000
10,600,000		Denver, CO City & County Airport Authority, (PT-724), Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ)	10,600,000
5,500,000		Denver, CO City & County Airport Authority, (PT-782), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	5,500,000
14,660,000		Denver, CO City & County Airport Authority, MERLOTS, (Series 1997E), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	14,660,000
1,590,000		El Paso County, CO HFA, Roaring Fork, (Series 1999-1), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	1,590,000
		TOTAL	96,230,000
		Connecticut--0.7%
1,000,000		Connecticut Development Authority Health Care Revenue, (Series 1993A), Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC)	1,000,000
17,500,000		Connecticut State Transportation Infrastructure Authority Weekly VRDNs (FSA INS)/(Fleet National Bank LIQ)	17,500,000
		TOTAL	18,500,000
		Florida--2.8%
16,000,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1999-11), Weekly VRDNs (Tampa Bay, FL Water Utility System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	16,000,000
7,658,000		Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	7,658,000
4,750,000		Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2004-1), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	4,750,000
1,500,000		Coconut Creek, FL, (Series 2002), Weekly VRDNs (Elite Aluminum Corp.)/ (Bank of America N.A. LOC)	1,500,000
6,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Florida--continued
$4,960,000		Hillsborough County, FL Aviation Authority, (PT-1709), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	$4,960,000
17,975,000		Lee County, FL Solid Waste System, (Series 2003 FR/RI-L24J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)	17,975,000
12,000,000		Miami-Dade County, FL Aviation, (Series FR/RI 2003 L22J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)	12,000,000
7,695,000		Miami-Dade County, FL HFA, (PT-1349), Weekly VRDNs (Hidden Grove Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	7,695,000
		TOTAL	78,538,000
		Georgia--2.7%
3,500,000	[2]	Atlanta, GA Airport Revenue Authority, PA 926R, 1.26% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/7/2005	3,500,000
1,400,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995), Weekly VRDNs (West End Housing Development)/(Wachovia Bank N.A. LOC)	1,400,000
15,745,000		Cobb County, GA Housing Authority, (Series PT-2221), Weekly VRDNs (Hickory Lake Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	15,745,000
12,800,000		Crisp County - Cordele, GA IDA, (Series 2000), Weekly VRDNs (Georgia Ductile Foundries LLC)/(Royal Bank of Canada, Montreal LOC)	12,800,000
6,605,000		Crisp County, GA Solid Waste Management Authority, (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	6,605,000
1,000,000		Fayette County, GA, (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank, Michigan/Illinois LOC)	1,000,000
5,000,000		Franklin County, GA Industrial Building Authority, (Series 1995), Weekly VRDNs (Bosal Industries, Inc.)/(Bank of New York LOC)	5,000,000
7,000,000		Kennesaw, GA Development Authority, (Series 2004), Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC)	7,000,000
13,750,000		Savannah, GA EDA, (Series 1995A), Weekly VRDNs (Home Depot, Inc.)	13,750,000
9,000,000		Savannah, GA EDA, (Series 2003C), Weekly VRDNs (Marshes of Skidaway Island)/(BNP Paribas SA LOC)	9,000,000
		TOTAL	75,800,000
		Hawaii--0.1%
860,000		Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15), Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ)	860,000
2,215,000		Hawaii State Airport System, (PT-830), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,215,000
		TOTAL	3,075,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--3.5%
$8,050,000		Chicago, IL O'Hare International Airport, (PA-1198), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ)	$8,050,000
1,070,000		Chicago, IL O'Hare International Airport, (PT-1993), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	1,070,000
7,305,000		Chicago, IL O'Hare International Airport, (PT-664), Weekly VRDNs (AMBAC INS)/(Danske Bank A/S LIQ)	7,305,000
9,995,000	[2]	Chicago, IL O'Hare International Airport, (PT-685), 1.50% TOBs (AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 5/5/2005	9,995,000
7,000,000		Chicago, IL O'Hare International Airport, (PT-756), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	7,000,000
4,800,000	[2]	Chicago, IL O'Hare International Airport, (PT-925), 1.50% TOBs (FSA INS)/ (BNP Paribas SA LIQ), Optional Tender 5/5/2005	4,800,000
6,055,000	[2]	Chicago, IL O'Hare International Airport, (PT-933), 1.25% TOBs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/7/2005	6,055,000
5,200,000		Chicago, IL O'Hare International Airport, ROCs,(Series 239), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,200,000
6,230,000		Chicago, IL Single Family Mortgage, (PT-290), Weekly VRDNs (GNMA COL)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	6,230,000
2,600,000		Chicago, IL, (Series 1997), Weekly VRDNs (Trendler Components, Inc.)/(Bank One N.A. (Chicago) LOC)	2,600,000
1,555,000		Chicago, IL, (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	1,555,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds, (Series 1998), 1.50% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2004	10,500,000
6,000,000		Cook County, IL, Roaring Forks, (Series 2004-1), Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ)	6,000,000
515,000		Galva, IL, (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	515,000
3,740,000		Illinois Development Finance Authority, (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Lasalle Bank, N.A. LOC)	3,740,000
1,050,000		Illinois Development Finance Authority, IDB, (Series 1989), Weekly VRDNs (Addison 450 LP)/(Bank One N.A. (Chicago) LOC)	1,050,000
1,600,000		Illinois Development Finance Authority, IDB, (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC)	1,600,000
3,795,000		Illinois Development Finance Authority, IDB, (Series 2000A), Weekly VRDNs (Demar, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	3,795,000
3,000,000		Illinois Development Finance Authority, IDB, (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	3,000,000
5,960,000		Robbins (Village of), IL, (Series 2001), Weekly VRDNs (Robbins Property LLC)/(Bank One N.A. (Chicago) LOC)	5,960,000
		TOTAL	96,020,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Indiana--3.1%
$8,640,000		Carmel Clay Schools, IN, 2.00% TANs, 12/31/2004	$8,664,835
750,000		Clarksville, IN, (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(U.S. Bank N.A., Cincinnati LOC)	750,000
8,000,000		Hamilton, IN Southeastern Schools, 1.75% TANs, 12/31/2004	8,019,724
1,260,000		Huntington, IN, (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	1,260,000
12,105,000	[2]	Indiana Bond Bank, MERLOTS, (Series 2001 - A119), 1.25% TOBs (Indiana State Revolving Fund Program)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	12,105,000
2,825,000		Indiana State HFA, MERLOTS, (Series 2000-PPP), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,825,000
2,585,000		Indianapolis, IN Local Public Improvement Bond Bank, (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	2,585,000
3,400,000		Indianapolis, IN, (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank, Pennsylvania LOC)	3,400,000
5,000,000		Jasper County, IN EDA, (Series 2000), Weekly VRDNs (T & M LP)/(Key Bank, N.A. LOC)	5,000,000
7,325,000		Jeffersonville, IN, (PT-1309), Weekly VRDNs (Armstrong Farms Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	7,325,000
1,690,000		Kendallville, IN, (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank, Ohio LOC)	1,690,000
3,800,000		Mishawaka, IN, (Series 2000), Weekly VRDNs (Atchison Indiana LLC)/(National City Bank, Indiana LOC)	3,800,000
9,500,000		Muncie, IN Community Schools, 2.00% TANs, 12/31/2004	9,527,333
5,250,000		Northern Wells, IN Community Schools, 2.00% TRANs, 12/31/2004	5,264,021
555,000		Richmond, IN, (Series 1996), Weekly VRDNs (Holland Colors Americas, Inc.)/(Bank One N.A. (Chicago) LOC)	555,000
10,000,000		Whiting, IN Environmental Facilities Revenue, (Series 2002B), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD)	10,000,000
2,600,000		Whitley County, IN, (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,600,000
		TOTAL	85,370,913
		Kansas--0.7%
6,110,000	[2]	Sedgwick & Shawnee Counties, KS, MERLOTS, (Series 2001 A-35), 1.50% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 4/27/2005	6,110,000
2,825,000		Sedgwick & Shawnee Counties, KS, Variable Rate Certificates, (Series 1999W), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	2,825,000
11,152,083		Unified Government of Wyandotte County/Kansas City, KS, (Series 2003-VII), 1.15% BANs, 11/1/2004	11,152,083
		TOTAL	20,087,083
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Kentucky--0.8%
$6,000,000		Graves County, KY, School Building Revenue Bonds, (Series 1988), Weekly VRDNs (Seaboard Farms)/(Bank of New York LOC)	$6,000,000
1,210,000		Jefferson County, KY, (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC)	1,210,000
11,995,000		Kenton County, KY Airport Board, Trust Receipts (Series 1998F-1), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	11,995,000
2,605,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Fifth Third Bank, Cincinnati LOC)	2,605,000
		TOTAL	21,810,000
		Louisiana--1.0%
4,000,000		ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT)/ (Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/ (AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	4,000,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC)	5,000,000
10,100,000		Lake Charles, LA Harbor & Terminal District, (Series 2000), Weekly VRDNs (ConocoPhillips)/(Bank One N.A. (Chicago) LOC)	10,100,000
2,285,000		Louisiana HFA, Trust Receipts, (Series 1999 FR/RI-52), Weekly VRDNs (GNMA COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	2,285,000
7,000,000		Louisiana Public Facilities Authority, (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.)	7,000,000
		TOTAL	28,385,000
		Maine--0.5%
3,000,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC)	3,000,000
1,950,000		Biddeford, ME, (Series 2000) Weekly VRDNs (Volk Packaging)/(Comerica Bank LOC)	1,950,000
5,730,000	[2]	Maine State Housing Authority, MERLOTS (Series 2001-A108), 1.30% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	5,730,000
1,430,000		Trenton, ME, (Series 1998) Weekly VRDNs (Hinckley Co.)/(Key Bank, N.A. LOC)	1,430,000
1,565,000		Westbrook, ME Weekly VRDNs (D & G Group)/(Fleet National Bank LOC)	1,565,000
		TOTAL	13,675,000
		Maryland--1.4%
5,850,000		Maryland Industrial Development Financing Authority, (Series 1999), 1.50% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2004	5,850,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Maryland--continued
$6,190,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	$6,190,000
10,000,000		Maryland State Community Development Administration, (Series 2003E), 1.25% TOBs 12/21/2004	10,000,000
2,000,000		Maryland State Community Development Administration, MERLOTS, (Series 2001-B2), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,000,000
6,800,000		Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (Hunter Douglas Northeast, Inc.)/(Wachovia Bank N.A. LOC)	6,800,000
750,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002), Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC)	750,000
6,000,000		Northeast, MD Waste Disposal Authority, (PT-766), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	6,000,000
1,755,000		Prince Georges County, MD Housing Authority Mortgage, (PT-1311), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	1,755,000
		TOTAL	39,345,000
		Massachusetts--4.9%
43,995,000		Commonwealth of Massachusetts, PUTTERs, (Series 443), Weekly VRDNs (FGIC, FSA INS and J.P. Morgan Chase Bank LIQs)	43,995,000
8,380,000		Dover-Sherborn, MA Regional School District, 1.75% BANs, 11/12/2004	8,387,307
15,000,000		Freetown-Lakeville, MA Regional School District, 2.00% BANs, 10/22/2004	15,018,331
19,475,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs, (Series 442), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	19,475,000
3,500,000		Massachusetts Development Finance Agency, (Series 2004), Weekly VRDNs (Thayer Academy)/(Allied Irish Banks PLC LOC)	3,500,000
11,000,000		Massachusetts HEFA, (Series 2003), Weekly VRDNs (Emmanuel College)/(Allied Irish Banks PLC and State Street Bank and Trust Co. LOCs)	11,000,000
5,260,000		Massachusetts HEFA, (Series 2004G), Weekly VRDNs (Winchester Hospital)/(Fleet National Bank LOC)	5,260,000
7,500,000		Massachusetts IFA, (Series 1996), Weekly VRDNs (Newbury College)/(Fleet National Bank LOC)	7,500,000
4,500,000		Massachusetts IFA, (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC)	4,500,000
4,000,000		Massachusetts State HFA, (Series R), 1.15% BANs, 5/2/2005	4,000,000
13,100,000		Massachusetts Water Resources Authority, (Series 1998D), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	13,100,000
		TOTAL	135,735,638
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Michigan--0.7%
$14,380,000	[2]	Detroit, MI City School District, MERLOTS, (Series 2000 A8), 1.25% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	$14,380,000
6,000,000		Grand Rapids & Kent County, MI Joint Building Authority, (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ)	6,000,000
		TOTAL	20,380,000
		Minnesota--1.8%
2,750,000		Apple Valley, MN, IDRB (Series 1995), Weekly VRDNs (AV Development Co.)/(U.S. Bank N.A., Cincinnati LOC)	2,750,000
3,000,000		Coon Rapids, MN, (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,000,000
6,440,000		Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS, (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)	6,440,000
5,915,000		Fridley, MN Independent School District 14, 1.75% TRANs (Minnesota State GTD), 9/30/2004	5,920,746
3,320,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(Lasalle Bank, N.A. LOC)	3,320,000
1,800,000		Minneapolis, MN IDA, (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,800,000
5,220,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-735), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	5,220,000
1,605,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-908), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	1,605,000
8,975,000		Minnesota Public Facilities Authority, (PT-1175), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	8,975,000
1,900,000		Northfield, MN, (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(Lasalle Bank, N.A. LOC)	1,900,000
1,780,000		Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,780,000
4,700,000		Spring Lake Park, MN Independent School District No. 16, 1.65% TRANs (Minnesota State GTD), 9/28/2004	4,703,528
715,000		Springfield, MN, (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank Minnesota N.A. LOC)	715,000
2,250,000		White Bear Lake, MN, (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,250,000
		TOTAL	50,379,274
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Mississippi--1.9%
$3,000,000		Mississippi Home Corp., (PT-1446), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	$3,000,000
6,000,000		Mississippi Home Corp., (Series 1997), Weekly VRDNs (Windsor Park Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	6,000,000
7,500,000		Mississippi Home Corp., MERLOTS, (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	7,500,000
3,905,000		Mississippi Home Corp., MERLOTS, (Series YYY), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	3,905,000
18,685,000		Mississippi Home Corp., Roaring Forks (Series 2002-16), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	18,685,000
3,940,000		Mississippi Home Corp., Roaring Forks Certificates (Series 2001-14), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	3,940,000
9,790,000		Mississippi Regional Housing Authority No. II, (Series 1998), 1.30% TOBs (Bradford Park Apartments)/(Amsouth Bank N.A., Birmingham LOC), Mandatory Tender 10/1/2004	9,790,000
		TOTAL	52,820,000
		Missouri--3.2%
880,000		Kansas City, MO IDA, (Series 1999), Weekly VRDNs (B&B Investments LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	880,000
13,785,000		Missouri State HEFA, (Series 1985B), Weekly VRDNs (Barnes Hospital)/ (J.P. Morgan Chase Bank LOC)	13,785,000
6,000,000		Missouri State HEFA, (Series 2000), Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	6,000,000
6,000,000		Missouri State HEFA, (Series 2002), Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ)	6,000,000
2,725,000		Missouri State Housing Development Commission, MERLOTS, (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,725,000
1,700,000	[2]	Missouri State Housing Development Commission, MERLOTS, (Series 2000-QQQ), 1.30% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	1,700,000
3,380,000		Missouri State Housing Development Commission, MERLOTS, (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	3,380,000
1,000,000		St. Louis, MO IDA, (Series 1997), Weekly VRDNs (Cee Kay Supply)/ (Commerce Bank, N.A., Kansas City LOC)	1,000,000
53,975,000		University of Missouri, Capital Project Notes, (Series 2004 FR/RI-L44), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	53,975,000
		TOTAL	89,445,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Montana--0.8%
$7,790,000	[2]	Montana State Board of Housing, (Series 2004 FR/RI-L6), 1.10% TOBs (Lehman Brothers Holdings, Inc. LIQ), Optional Tender 10/13/2004	$7,790,000
2,815,000		Montana State Board of Housing, MERLOTS, (Series 2002 A19), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,815,000
4,650,000		Montana State Board of Housing, PUTTERs, (Series 348), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	4,650,000
6,155,000		Montana State Board of Housing, Variable Certificates, (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ)	6,155,000
		TOTAL	21,410,000
		Multi State--7.6%
11,840,922		ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	11,840,922
4,485,500		BNY Municipal Certificates Trust (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	4,485,500
8,800,000		Charter Mac Floater Certificates Trust I, (Nat-1 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and State Street Bank and Trust Co. LIQs)	8,800,000
6,500,000		Charter Mac Floater Certificates Trust I, (Nat-2 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and State Street Bank and Trust Co. LIQs)	6,500,000
7,000,000		Charter Mac Floater Certificates Trust I, (Nat-4 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and State Street Bank and Trust Co. LIQs)	7,000,000
38,924,000		Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	38,924,000
39,806,000		Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS and State Street Bank and Trust Co. LIQs)	39,806,000
16,820,000		Clipper Tax-Exempt Certificates Trust (MultiState-AMT)/(Series 2003-01), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	16,820,000
19,809,000		Clipper Tax-Exempt Certificates Trust (MultiState-AMT)/(Series 2003-03), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	19,809,000
23,253,360		Clipper Tax-Exempt Certificates Trust (MultiState-AMT)/(Series 2003-10), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)	23,253,360
20,000,000		Clipper Tax-Exempt Certificates Trust (MultiState-AMT)/(Series 2004-02), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Multi State--continued
$1,136,691		Koch Floating Rate Trust (MultiState Non-AMT)/(Series 1998-2), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	$1,136,691
1,744,863		Koch Floating Rate Trust (MultiState Non-AMT)/(Series 1999-2), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	1,744,863
3,829,385		Koch Floating Rate Trust (MultiState Non-AMT)/(Series 2001-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	3,829,385
6,831,271		Koch Floating Rate Trust (MultiState Non-AMT)/(Series 2002-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	6,831,271
		TOTAL	210,780,992
		Nebraska--1.2%
3,650,000		Douglas County, NE, (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,650,000
1,800,000		Douglas County, NE, (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,800,000
9,370,000		Nebraska Investment Finance Authority, (Series 2001 E), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	9,370,000
12,431,000		Nebraska Investment Finance Authority, (Series 2001 F), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	12,431,000
1,495,000		Nebraska Investment Finance Authority, MERLOTS, (Series 2000-O), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	1,495,000
5,700,000		Stanton County, NE, (Series 1998), Weekly VRDNs (Nucor Corp.)	5,700,000
		TOTAL	34,446,000
		Nevada--1.7%
6,330,000		Clark County, NV Airport System, (PT-1866), Weekly VRDNs (AMBAC INS)/(WestLB AG LIQ)	6,330,000
12,500,000		Clark County, NV Industrial Development Revenue Board, (Series 2003A), Weekly VRDNs (Southwest Gas Corp.)/(Fleet National Bank LOC)	12,500,000
7,140,000		Clark County, NV, (Series 1997A), 1.50% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2004	7,140,000
7,535,000		Clark County, NV, (Series 1998), 1.50% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2004	7,535,000
13,000,000		Washoe County, NV Water Facilities Revenue, (Series 2004 FR/RI-F9J), Weekly VRDNs (Sierra Pacific Power Co.)/(Lehman Brothers Holdings, Inc. SWP)	13,000,000
		TOTAL	46,505,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Hampshire--1.0%
$3,945,000		New Hampshire Business Finance Authority, (Series 2002), Weekly VRDNs (GT Equipment Technologies, Inc.)/(Fleet National Bank LOC)	$3,945,000
1,752,000		New Hampshire Business Finance Authority, (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC)	1,752,000
10,000,000		New Hampshire Business Finance Authority, PCR Bonds, (Series A), 1.02% CP (New England Power Co.), Mandatory Tender 8/11/2004	10,000,000
9,160,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 1997B), Weekly VRDNs (RiverWoods at Exeter)/(Lasalle Bank, N.A. LOC)	9,160,000
2,325,000		New Hampshire State HFA, MERLOTS, (Series 2001 A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,325,000
1,635,000		New Hampshire State HFA, MERLOTS, (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,635,000
		TOTAL	28,817,000
		New Jersey--1.4%
8,000,000		Long Branch, NJ, 2.00% BANs, 10/1/2004	8,011,592
1,315,000		Lopatcong, NJ, 1.85% BANs, 4/1/2005	1,316,461
2,830,000		New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series 1998-54), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	2,830,000
1,545,000		New Jersey Turnpike Authority, (Series 2003C-1) Weekly VRDNs (FSA INS)/(WestLB AG LIQ)	1,545,000
16,320,000		Trenton, NJ, 1.75% BANs, 10/15/2004	16,329,924
1,646,000		Union Beach, NJ, 2.00% BANs, 3/17/2005	1,649,490
4,886,000		Union City, NJ, 3.00% BANs, 5/18/2005	4,935,612
3,217,000		Willingboro Township, NJ, 3.00% BANs, 7/22/2005	3,256,361
		TOTAL	39,874,440
		New Mexico--1.2%
2,165,000		Albuquerque, NM, (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,165,000
4,910,000		Albuquerque, NM, (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	4,910,000
3,500,000		Los Lunas Village, NM, (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Standard Federal Bank, N.A. LOC)	3,500,000
10,000,000		New Mexico Mortgage Finance Authority, (Series 2004), 1.36875% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 3/1/2005	10,000,000
2,535,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS, (Series 2000-A18), 1.30% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	2,535,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Mexico--continued
$1,830,000		New Mexico Mortgage Finance Authority, MERLOTS, (Series 2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	$1,830,000
4,595,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS, (Series 2001 A66), 1.30% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	4,595,000
3,290,000		New Mexico Mortgage Finance Authority, (PT-739), Weekly VRDNs (GNMA COL)/(BNP Paribas SA LIQ)	3,290,000
		TOTAL	32,825,000
		New York--8.3%
10,246,000		Clymer, NY Central School District, 2.75% BANs, 6/23/2005	10,331,391
5,000,000		Commack, NY Union Free School District, 2.00% BANs, 11/19/2004	5,012,028
14,175,000		Johnson City, NY Central School District, 3.00% BANs, 6/17/2005	14,327,654
5,390,000		Long Island Power Authority, NY, (Series 2003D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	5,390,000
3,200,000		New York City, NY Housing Development Corp., (Series 2003A: 2 Gold Street), Weekly VRDNs (2 Gold LLC)/(Fleet National Bank LOC)	3,200,000
5,000,000		New York City, NY Transitional Finance Authority, (1999 Subseries A-2), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	5,000,000
17,000,000		New York City, NY Transitional Finance Authority, MERLOTS, (Series 2002-A40), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	17,000,000
11,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-D), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ)	11,000,000
11,765,000		New York City, NY, (1994 Series A-9), Weekly VRDNs (J.P. Morgan Chase Bank LOC)	11,765,000
35,775,000		New York City, NY, (2004 Series E), 2.00% Bonds, 8/1/2004	35,775,000
9,000,000		New York City, NY, (2004 Series H-8), Weekly VRDNs (WestLB AG LOC)	9,000,000
13,000,000		New York City, NY, (ROCs Series 251), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. GTD)/(Citigroup Global Markets Holdings, Inc. LIQ)	13,000,000
9,175,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries F-2A), Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit Local LIQ)	9,175,000
27,755,000		New York State HFA, (Series 2002A: 271 West 47th Street), Weekly VRDNs (Biltmore Tower, LLC)/(FNMA LOC)	27,755,000
53,260,000		New York State HFA, Service Contract Revenue Bonds (2003 Series I), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	53,260,000
		TOTAL	230,991,073
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		North Carolina--1.4%
$3,000,000		Catawba County, NC Industrial Facilities & Pollution Control Financing Authority, (Series 2001), Weekly VRDNs (McLin Creek Partners LLC)/(Wachovia Bank N.A. LOC)	$3,000,000
2,840,000	[2]	Charlotte, NC Airport, (PT-719), 1.50% TOBs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ), Optional Tender 5/5/2005	2,840,000
4,530,000		Davie County, NC Industrial Facilities & PCFA Weekly VRDNs (Cycle Group, Inc.)/(Wachovia Bank N.A. LOC)	4,530,000
1,000,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2002), Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,000,000
950,000		North Carolina Capital Facilities Finance Agency, (Series 2001), Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	950,000
3,500,000		North Carolina Capital Facilities Finance Agency, (Series 2001), Weekly VRDNs (Pfeiffer University)/(Wachovia Bank N.A. LOC)	3,500,000
7,225,000		North Carolina Capital Facilities Finance Agency, (Series 2001), Weekly VRDNs (Queens College)/(Bank of America N.A. LOC)	7,225,000
3,170,000		North Carolina HFA, MERLOTS, (Series 2000 A37), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,170,000
11,000,000	[2]	North Carolina State, (PT-413), 1.35% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/21/2005	11,000,000
255,000		Sampson County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 1997), Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank N.A. LOC)	255,000
		TOTAL	37,470,000
		Ohio--3.1%
4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)/(Series 1998-18), (Series 1998-18), 1.25% TOBs (Cleveland, OH Waterworks)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 11/3/2004	4,000,000
6,000,000		Clark County, OH, (Series 2002), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	6,000,000
6,055,000		Cuyahoga County, OH, (PT-1966), Weekly VRDNs (Antioch Towers Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	6,055,000
3,950,000		Hamilton, OH Multi-Family Housing, (Series 2003A: Knollwood Crossing II Apartments), Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(Federal Home Loan Bank of Indianapolis LOC)	3,950,000
8,000,000		Huber Heights, OH, IDR (Series 1999), Weekly VRDNs (Paxar Corp.)/(SunTrust Bank LOC)	8,000,000
5,500,000		Medina County, OH, (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/(Huntington National Bank, Columbus, OH LOC)	5,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$150,000		Ohio HFA, MERLOTS, (Series 2000-AA), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	$150,000
2,650,000		Ohio HFA, MERLOTS, (Series 2001-A78), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,650,000
4,680,000		Ohio HFA, Variable Rate Certificates, (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	4,680,000
4,100,000		Ohio State Air Quality Development Authority, (Series 2001-A), Daily VRDNs (Cincinnati Gas & Electric Co.)/(Credit Lyonnais SA LOC)	4,100,000
10,765,000		Ohio State Building Authority, (Series 2002), FR/RI-L39J Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	10,765,000
1,270,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2002), Weekly VRDNs (PPG Industries, Inc.)	1,270,000
4,000,000		Ohio State Water Development Authority, (Series 2002), Weekly VRDNs (PEL Technologies LLC)/(Key Bank, N.A. LOC)	4,000,000
6,300,000		Ohio State, Solid Waste Revenue Bonds (Series 1998), Daily VRDNs (BP Exploration & Oil, Inc.)/(BP PLC GTD)	6,300,000
8,800,000		Ohio Waste Development Authority Solid Waste, (Series 2001), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD)	8,800,000
5,300,000		Ohio Waste Development Authority Solid Waste, Refunding (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD)	5,300,000
2,000,000		Shaker Heights, OH, 1.35% BANs, 12/9/2004	2,001,399
2,107,600		Wapakoneta, OH, 2.20% BANs, 6/16/2005	2,111,210
		TOTAL	85,632,609
		Oklahoma--0.9%
6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(J.P. Morgan Chase Bank LOC)	6,000,000
13,000,000		Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	13,000,000
6,000,000		Oklahoma Development Finance Authority, (Series 2003), 1.35% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Optional Tender 12/1/2004	6,000,000
		TOTAL	25,000,000
		Oregon--1.7%
27,550,000		Oregon State Housing and Community Services Department, (Series P), 1.25% TOBs, Mandatory Tender 1/6/2005	27,550,000
8,500,000		Port of Morrow, OR, (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	8,500,000
10,000,000		Port of Morrow, OR, (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	10,000,000
		TOTAL	46,050,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--3.6%
$13,000,000		Allegheny County, PA IDA, (Series 2004A), Weekly VRDNs (UPMC Health System)/(J.P. Morgan Chase Bank LOC)	$13,000,000
1,000,000		Chester County, PA IDA, (Series 2000A), Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC)	1,000,000
8,000,000		Erie, PA City School District, 2.75% TRANs, 6/30/2005	8,069,534
1,802,000		Northampton County, PA IDA, (Series 1997), Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC)	1,802,000
1,000,000		Pennsylvania EDFA Weekly VRDNs (Cyrogenics, Inc.)/(PNC Bank, N.A. LOC)	1,000,000
25,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 1997A), Weekly VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)	25,000,000
19,500,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002 A), Weekly VRDNs (FSA INS)/(Bayerische Landesbank Girozentrale, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG LIQs)	19,500,000
20,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-1), Weekly VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)	20,000,000
10,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-2), Weekly VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)	10,000,000
		TOTAL	99,371,534
		Rhode Island--0.4%
3,855,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC)	3,855,000
6,005,000		Warwick, RI Housing Authority, (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Fleet National Bank LOC)	6,005,000
		TOTAL	9,860,000
		South Carolina--2.2%
20,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.)	20,000,000
140,000		Berkeley County, SC IDB, (Series 1989), Weekly VRDNs (W.W. Williams Co.)/(Bank One N.A. (Columbus) LOC)	140,000
19,000,000		Berkeley County, SC IDB, (Series 1996A), Weekly VRDNs (Nucor Corp.)	19,000,000
500,000		Berkeley County, SC IDB, (Series 1997), Weekly VRDNs (Nucor Corp.)	500,000
13,000,000		Berkeley County, SC IDB, (Series 1998), Weekly VRDNs (Nucor Corp.)	13,000,000
2,450,000		South Carolina Jobs-EDA Weekly VRDNs (Boozer Lumber Co.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,450,000
250,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (NMFO Associates)/(Wachovia Bank N.A. LOC)	250,000
450,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank N.A. LOC)	450,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		South Carolina--continued
$250,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank N.A. LOC)	$250,000
3,700,000		South Carolina Jobs-EDA, (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC)	3,700,000
2,400,000		York County, SC IDA, (Series1989), Weekly VRDNs (Sediver Inc.)/(BNP Paribas SA LOC)	2,400,000
		TOTAL	62,140,000
		South Dakota--0.2%
5,000,000		South Dakota Housing Development Authority, (2003 Series F), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	5,000,000
		Tennessee--0.6%
1,100,000		Cheatham County, TN IDB, (Series 1997B), Weekly VRDNs (Triton Boat Co.)/(Amsouth Bank N.A., Birmingham LOC)	1,100,000
3,000,000		Jackson, TN IDB, Solid Waste Facility Bonds, (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC)	3,000,000
950,000		Knox County, TN IDB, (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	950,000
9,005,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 1988), Weekly VRDNs (Arbor Lake Project)/(PNC Bank, N.A. LOC)	9,005,000
300,000		South Pittsburg, TN IDB, (Series 1996), Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC)	300,000
2,520,000		Tullahoma, TN IDB, (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	2,520,000
		TOTAL	16,875,000
		Texas--14.3%
4,690,000		Arlington, TX Housing Finance Corp., Roaring Forks Certificates, (Series 2002-03), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	4,690,000
12,000,000		Austin, TX Airport System, MERLOTS, (Series 2000J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	12,000,000
14,955,000		Austin, TX Housing Finance Corp., (PT-1348), Weekly VRDNs (Blunn Creek Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	14,955,000
5,000,000	[2]	Austin, TX, MERLOTS (Series 2000-A26), 1.30% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	5,000,000
8,000,000		Brazos Harbor, TX IDC, (Series 2003), 1.375% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Mandatory Tender 8/1/2004	8,000,000
15,300,000		Brazos River Authority, TX, (Series 2001 D-1), Weekly VRDNs (TXU Energy)/(Credit Suisse First Boston LOC)	15,300,000
17,500,000		Brazos River Authority, TX, (Series 2001 D-2), Weekly VRDNs (TXU Energy)/(J.P. Morgan Chase Bank LOC)	17,500,000
1,700,000		Brazos River Authority, TX, (Series 2002A), Weekly VRDNs (TXU Energy)/(Citibank N.A., New York LOC)	1,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$5,910,000		Colorado County, TX IDC, (Series 2000), Weekly VRDNs (Great Southern Wood Preserving Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	$5,910,000
3,185,000		Dallas-Fort Worth, TX International Airport, MERLOTS, (Series 2002-A13), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,185,000
9,000,000		Dallas-Fort Worth, TX International Airport, (PA-1061), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	9,000,000
3,915,000		Dallas-Fort Worth, TX International Airport, (PT-738), Weekly VRDNs (FGIC INS)/(Danske Bank A/S LIQ)	3,915,000
7,150,000		Dallas-Fort Worth, TX International Airport, PUTTERs, (Series 350), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	7,150,000
4,995,000		Dallas-Fort Worth, TX International Airport, PUTTERs, (Series 354), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank LIQ)	4,995,000
3,000,000		Dallas-Fort Worth, TX International Airport, ROCs, (Series 268), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,000,000
21,650,000		Dallas-Fort Worth, TX International Airport, Roaring Forks, (Series 2003-4), Weekly VRDNs (FSA, MBIA Insurance Corp. INS and Bank of New York LIQs)	21,650,000
4,000,000	[2]	El Paso, TX Housing Finance Corp., MERLOTS, (Series 2001 A-40), 1.30% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	4,000,000
5,400,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds, (Series 1993), Daily VRDNs (BP Amoco Corp.)	5,400,000
13,000,000		Gulf Coast, TX Waste Disposal Authority, Daily VRDNs (BP Amoco Corp.)	13,000,000
27,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 1993), Daily VRDNs (BP Amoco Corp.)	27,500,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994), Daily VRDNs (BP Amoco Corp.)	25,000,000
12,400,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994), Daily VRDNs (BP Amoco Corp.)	12,400,000
7,400,000		Gulf Coast, TX Waste Disposal Authority, (Series 1997), Daily VRDNs (BP Amoco Corp.)	7,400,000
3,400,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001), Daily VRDNs (BP Amoco Corp.)/(BP PLC GTD)	3,400,000
8,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD)	8,000,000
4,500,000		Harris County, TX HFDC, (Series 2002), Daily VRDNs (Methodist Hospital, Harris County, TX)	4,500,000
4,756,000		Harris County, TX HFDC, Roaring Forks Certificates, (Series 2001-13), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	4,756,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$9,585,000		Houston, TX Airport System, MERLOTS, (Series 2001-B4), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	$9,585,000
13,460,000		Houston, TX, (Series 2004 FR/RI-L41), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	13,460,000
3,500,000		Lower Neches Valley Authority, TX, (Series 2003), Weekly VRDNs (Onyx Environmental Services LLC)/(Fleet National Bank LOC)	3,500,000
15,000,000		Port Arthur Navigation District, TX IDC, (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.)	15,000,000
3,475,000		Saginaw, TX IDA, (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(Bank One N.A. (Chicago) LOC)	3,475,000
6,340,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS, (Series 2002-A53), 1.75% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/20/2005	6,340,000
7,000,000		San Antonio, TX Independent School District, (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	7,000,000
2,425,000		Tarrant County, TX Housing Finance Corp., (PT-2044), Weekly VRDNs (Hulen Bend Seniors Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,425,000
3,270,000		Texas State Department of Housing & Community Affairs, Variable Certificates (Series 2001A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	3,270,000
75,000,000		Texas State, 2.00% TRANs, 8/31/2004	75,052,453
3,850,000		Waxahachie, TX IDA, (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	3,850,000
		TOTAL	396,263,453
		Utah--0.1%
1,500,000		West Jordan, UT, (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC)	1,500,000
		Vermont--0.5%
6,785,000	[2]	Vermont HFA, MERLOTS, (Series 2001-A49), 1.30% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	6,785,000
5,995,000	[2]	Vermont HFA, MERLOTS, (Series 2001-A91), 1.30% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	5,995,000
		TOTAL	12,780,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Virginia--1.6%
$2,500,000		Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC)	$2,500,000
10,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.29% CP (Virginia Electric & Power Co.), Mandatory Tender 10/13/2004	10,000,000
8,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.31% CP (Virginia Electric & Power Co.), Mandatory Tender 10/8/2004	8,000,000
5,000,000	[2]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 1.30% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/2/2004	5,000,000
4,500,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001A), Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC)	4,500,000
4,715,000		Portsmouth, VA Redevelopment and Housing Authority, (Series 2000), Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC)	4,715,000
6,500,000		Virginia Port Authority, MERLOTS, (Series 1997M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	6,500,000
3,000,000		Winchester, VA IDA, (Series 2001), Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A. LOC)	3,000,000
		TOTAL	44,215,000
		Washington--2.7%
6,990,000		Chelan County, WA Public Utility District No. 1, MERLOTS (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	6,990,000
5,233,000		Energy Northwest, WA, Piper Certificates, (Series 2002C), Weekly VRDNs (FSA INS)/(Bank of New York LIQ)	5,233,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC)	9,000,000
2,495,000		Port of Seattle, WA, (PT-720), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	2,495,000
4,450,000		Port of Seattle, WA, (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	4,450,000
4,320,000	[2]	Port of Seattle, WA, (PT-850), 1.15% TOBs (MBIA Insurance Corp. INS)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/19/2004	4,320,000
3,560,000		Port of Seattle, WA, (PT-1718), Weekly VRDNs (FGIC INS)/(WestLB AG LIQ)	3,560,000
8,600,000		Port of Seattle, WA, (PT-1780), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	8,600,000
7,760,000	[2]	Port of Seattle, WA, MERLOTS, (Series 2001-A53), 1.30% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/18/2004	7,760,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Washington--continued
$2,420,000		Seattle, WA Housing Authority, (Series 2002: New Holly Project Phase III), Weekly VRDNs (Desdemona LP)/(Key Bank, N.A. LOC)	$2,420,000
4,250,000		Seattle, WA Housing Authority, (Series 2003), Weekly VRDNs (High Point North LP)/(Bank of America N.A. LOC)	4,250,000
11,810,000	[2]	Spokane, WA Public Facilities District, MERLOTS, (Series 2001-A111), 1.30% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	11,810,000
5,350,000		Washington State Housing Finance Commission, (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC)	5,350,000
		TOTAL	76,238,000
		West Virginia--0.6%
1,510,000		Berkeley County, WV County Commission, (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(Wachovia Bank N.A. LOC)	1,510,000
9,500,000		Grant County, WV County Commission, PCRB, (Series 1994), 1.10% CP (Virginia Electric & Power Co.), Mandatory Tender 9/7/2004	9,500,000
1,500,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds, (Series 1996), 1.20% CP (Virginia Electric & Power Co.), Mandatory Tender 8/16/2004	1,500,000
4,870,000		South Charleston, WV, (PT-1637), Weekly VRDNs (Southmoor Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	4,870,000
		TOTAL	17,380,000
		Wisconsin--0.8%
4,300,000		Ashland, WI School District, 1.75% TRANs, 8/27/2004	4,301,755
2,000,000		Clinton, WI Community School District, 1.75% TRANs, 9/15/2004	2,001,336
1,000,000		Grand Chute, WI, (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank N.A., Cincinnati LOC)	1,000,000
2,765,000		Hartford, WI, (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	2,765,000
4,695,000		Milton, WI School District, 2.00% TRANs, 9/21/2004	4,700,692
2,300,000		Milwaukee, WI, (Series 1997), 1.50% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2004	2,300,000
1,000,000		New Berlin, WI, (Series 1997A), Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/(Bank One N.A. (Chicago) LOC)	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Wisconsin--continued
$3,080,000		Sussex, WI IDB, (Series 2000), Weekly VRDNs (Sharp Packaging Systems, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	$3,080,000
195,000		Wisconsin Housing & EDA, Trust Receipts, (Series 1997-18), Weekly VRDNs (Bank of New York LIQ)	195,000
		TOTAL	21,343,783
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST) [3]	2,769,069,336
		OTHER ASSETS AND LIABILITIES - NET--0.2%	4,338,170
		TOTAL NET ASSETS--100%	$2,773,407,506

Securities that are subject to federal alternative minimum tax (AMT) represent 64.0% of the portfolio as calculated based on total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2004, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier	Second Tier
97.4%	2.6%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2004, these securities amounted to $154,145,000 which represents 5.6% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance Inc.
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
PCFA	--Pollution Control Finance Authority
PCRB	--Pollution Control Revenue Bond
PUTTERs	--Putable Tax Exempt Receipts
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Summary Tables
Prime Cash Obligations Fund

At July 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
Commercial Paper & Notes	48.3%
Variable Rate Instruments	38.2%
Repurchase Agreements	1.4%
Bank Instruments	12.1%
TOTAL		100%

At July 31, 2004, the fund's credit quality ratings 3 composition was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	74.4%	P-1	100.0%
A-1	25.3%	P-2	0.0%
A-2	0.0%
Not rated by S&P	0.3%
TOTAL	100%	TOTAL	100%

At July 31, 2004, the fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of		Percentage of Total Investments [2]
1-7 days	29.7% [5]
8-30 days	26.6%
31-90 days	26.5%
91-180 days	10.0%
181+ days	7.2%
TOTAL		100%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the fund's prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Percentages are based on total investments, which may differ from total net assets.

3 The table depicts the short-term, credit-quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). Rated securities include a security issued by an issuer, obligor, and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit-quality ratings rate the risk that a security will default in payment and do not address other risks presented by the security.

4 Effective maturity is determined in accordance with Federal regulations governing money market funds.

5 At July 31, 2004, our overnight securities comprised 1.4% of the fund's total investment.

Portfolio of Investments
Prime Cash Obligations Fund

July 31, 2004

Principal Amount		Value
	ASSET-BACKED SECURITIES--1.7%
	Finance - Automotive--1.3%
$1,772,655	DaimlerChrysler Auto Trust 2003-B, Class A1, 1.140%, 12/8/2004	$1,772,655
43,000,000	DaimlerChrysler Auto Trust 2004-B, Class A1, 1.720%, 8/8/2005	43,000,000
30,000,000	Household Automotive Trust 2004-1, Class A1, 1.693%, 7/18/2005	30,000,000
40,000,000	USAA Auto Owner Trust 2004-2, Class A1, 1.660%, 7/15/2005	40,000,000
28,893,710	WFS Financial Owner Trust 2004-2, Class A1, 1.166%, 5/20/2005	28,893,710
	TOTAL	143,666,365
	Insurance--0.4%
11,000,000	Long Beach Acceptance Auto Receivables Trust 2004-B, Class A1, (FSA INS), 1.576%, 7/15/2005	10,997,124
34,908,323	Onyx Acceptance Auto Owner Trust 2004-B, Class A1, (Guaranteed by XL Capital Assurance Inc.), 1.404%, 6/15/2005	34,908,323
	TOTAL	45,905,447
	TOTAL ASSET-BACKED SECURITIES	189,571,812
	CERTIFICATES OF DEPOSIT--12.1%
	Banking--12.1%
163,000,000	Calyon, Paris, 1.1225% - 1.620%, 8/4/2004 - 12/31/2004	163,010,774
18,000,000	Citibank N.A., New York, 1.420%, 9/13/2004	18,000,000
70,000,000	Credit Suisse First Boston, 1.400%, 9/14/2004	70,000,000
197,000,000	Deutsche Bank AG, 1.180% - 1.250%, 9/27/2004 - 12/29/2004	197,023,091
32,000,000	Fifth Third Bank, Cincinnati, 1.225%, 3/18/2005	31,997,990
50,000,000	HBOS Treasury Services PLC, 1.180%, 9/27/2004	50,000,197
50,000,000	Huntington National Bank, Columbus, OH, 1.120% - 1.200%, 8/10/2004 - 9/24/2004	50,000,000
55,000,000	Regions Bank, Alabama, 1.160% - 1.270%, 8/31/2004 - 1/14/2005	55,000,000
65,000,000	Royal Bank of Canada, Montreal, 1.400% - 1.455%, 11/12/2004 - 2/8/2005	64,998,309
100,000,000	Royal Bank of Scotland PLC, Edinburgh, 1.390%, 2/2/2005	99,994,933
245,000,000	Societe Generale, Paris, 1.180% - 1.182%, 9/10/2004 - 9/27/2004	245,000,394
21,000,000	State Street Bank and Trust Co., 1.330%, 1/11/2005	21,000,000
25,000,000	SunTrust Bank, 1.250%, 12/7/2004	25,000,000
20,000,000	Svenska Handelsbanken, Stockholm, 1.130%, 12/30/2004	20,001,640
75,000,000	U.S. Bank N.A., Cincinnati, 1.170% - 1.280%, 11/15/2004 - 2/23/2005	74,995,779
178,000,000	UBS AG, 1.150% - 1.280%, 8/11/2004 - 8/16/2004	178,000,208
	TOTAL CERTIFICATES OF DEPOSIT	1,364,023,315
Principal Amount		Value
	COLLATERALIZED LOAN AGREEMENTS--10.8%
	Banking--1.8%
$200,000,000	CDC Financial Products, Inc., 1.412%, 8/2/2004	$200,000,000
	Brokerage--9.0%
490,000,000	Citigroup Global Markets Inc., 1.372% - 1.412%, 8/2/2004	490,000,000
210,000,000	Goldman Sachs Group, Inc., 1.462% - 1.550%, 8/2/2004 - 10/25/2004	210,000,000
315,000,000	Merrill Lynch & Co., Inc., 1.462%, 8/2/2004	315,000,000
	TOTAL	1,015,000,000
	TOTAL COLLATERALIZED LOAN AGREEMENTS	1,215,000,000
	COMMERCIAL PAPER--29.1% [1]
	Banking--9.4%
83,000,000	Bank of Ireland, 1.160% - 1.280%, 10/22/2004 - 10/28/2004	82,768,529
229,000,000	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.280% - 1.590%, 8/20/2004 - 10/25/2004	228,466,672
21,500,000	Citicorp, 1.320%, 8/11/2004	21,492,117
67,000,000	DePfa Bank PLC, 1.080% - 1.160%, 8/9/2004 - 10/15/2004	66,942,884
72,100,000	Fountain Square Commercial Funding Corp., 1.060% - 1.110%, 8/2/2004 - 8/10/2004	72,085,418
100,000,000	HBOS Treasury Services PLC, 1.155%, 9/21/2004	99,836,375
199,000,000	KBC Financial Products International Ltd., (Guaranteed by KBC Bank N.V.), 1.110% - 1.790%, 8/17/2004 - 11/16/2004	198,375,690
71,000,000	Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.380% - 1.530%, 9/7/2004 - 10/12/2004	70,831,990
24,181,000	Tulip Funding Corp., 1.210%, 9/30/2004	24,132,235
104,000,000	Wells Fargo & Co., 1.310%, 8/10/2004	103,965,940
50,000,000	Westpac Capital Corp., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.145%, 10/12/2004	49,885,500
37,000,000	Westpac Trust Securities NZ Ltd., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.165%, 9/21/2004	36,938,935
	TOTAL	1,055,722,285
	Finance - Automotive--6.1%
607,500,000	FCAR Auto Loan Trust, A1+/P1 Series, 1.120% - 1.620%, 9/7/2004 - 11/16/2004	605,603,727
84,600,000	New Center Asset Trust, A1/P1 Series, 1.500% - 1.700%, 9/20/2004 - 12/10/2004	84,187,203
	TOTAL	689,790,930
	Finance - Commercial--2.9%
171,850,000	Compass Securitization LLC, 1.450%, 9/15/2004	171,538,522
150,000,000	Edison Asset Securitization LLC, 1.350% - 1.465%, 8/23/2004 - 9/22/2004	149,747,139
	TOTAL	321,285,661
Principal Amount		Value
	COMMERCIAL PAPER--continued [1]
	Finance - Retail--4.3%
$65,000,000	PREFCO-Preferred Receivables Funding Co., 1.080% - 1.400%, 9/13/2004	$64,904,683
103,000,000	Paradigm Funding LLC, 1.790%, 1/10/2005	102,170,335
165,550,000	Sheffield Receivables Corp., 1.100% - 1.420%, 8/4/2004 - 9/10/2004	165,398,785
155,000,000	Yorktown Capital LLC, 1.370%, 8/20/2004	154,887,926
	TOTAL	487,361,729
	Finance - Securities--5.8%
30,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.415%, 9/10/2004	29,952,833
25,000,000	Galaxy Funding Inc., 1.610% - 1.620%, 11/8/2004 - 11/9/2004	24,888,297
483,200,000	Grampian Funding LLC, 1.070% - 1.710%, 8/9/2004 - 12/22/2004	482,184,147
24,800,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.390%, 9/24/2004	24,748,292
15,000,000	Lake Constance Funding LLC, 1.600%, 10/20/2004	14,946,667
82,000,000	Perry Global Funding LLC Series A, 1.070% - 1.350%, 8/16/2004 - 9/2/2004	81,949,212
	TOTAL	658,669,448
	Insurance--0.4%
49,000,000	AEGON Funding Corp., 1.530%, 10/1/2004	48,872,967
	Retail--0.2%
17,800,000	Wal-Mart Stores, Inc., 1.100%, 8/17/2004	17,791,298
	TOTAL COMMERCIAL PAPER	3,279,494,318
	CORPORATE NOTES--2.1%
	Finance - Securities--1.7%
33,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.430% - 1.570%, 10/27/2004 - 4/20/2005	32,999,002
162,000,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.270% - 1.480%, 10/15/2004 - 2/28/2005	161,993,903
	TOTAL	194,992,905
	Food & Beverage--0.2%
20,000,000	McDonald's Corp., 4.545%, 3/7/2005	20,367,725
	Pharmaceuticals and Healthcare--0.2%
20,000,000	Merck & Co., Inc., 4.484%, 2/22/2005	20,356,722
	TOTAL CORPORATE NOTES	235,717,352
Principal Amount		Value
	GOVERNMENT AGENCIES--3.7%
	Government Agency--3.7%
$155,000,000	Federal Home Loan Bank System, 1.300% - 1.600%, 2/28/2005 - 5/16/2005	$155,000,000
111,000,000	Federal Home Loan Mortgage Corp., 1.135% - 3.875%, 2/15/2005 - 11/7/2005	111,203,242
150,000,000	Federal National Mortgage Association, 1.360%, 2/15/2005	150,000,000
	TOTAL GOVERNMENT AGENCIES	416,203,242
	LOAN PARTICIPATION--1.3%
	Chemicals--1.0%
116,000,000	DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 1.200% - 1.420%, 8/31/2004 - 11/30/2004	116,000,000
	Electrical Equipment--0.3%
32,000,000	Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.), 1.430%, 5/19/2005	32,000,000
	TOTAL LOAN PARTICIPATION	148,000,000
	NOTES - VARIABLE--37.0% [2]
	Banking--18.8%
4,815,000	1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 1.580%, 8/5/2004	4,815,000
5,160,000	35 N. Fourth Street Ltd., Series 2000, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	5,160,000
4,696,000	Aaron Oil Co., Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	4,696,000
96,000,000	Abbey National Treasury Services PLC, Euro Medium Term Note, 1.240%, 8/16/2004	96,001,828
6,505,000	Acton Realty Investors LLP, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	6,505,000
2,660,000	Alabama State IDA, (Regions Bank, Alabama LOC), 1.530%, 8/5/2004	2,660,000
2,000,000	Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank Minnesota N.A. LOC), 1.600%, 8/5/2004	2,000,000
1,175,000	Alder Creek Properties LLC, (Key Bank, N.A. LOC), 1.530%, 8/5/2004	1,175,000
3,895,000	American Custom Yachts, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	3,895,000
9,000,000	American Health Centers, Inc., Series 2004, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	9,000,000
8,125,000	Anchor Holdings LLC, Series 2000, (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/5/2004	8,125,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$5,415,000	B & H Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	$5,415,000
10,040,000	Badger Mining Corp., (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/4/2004	10,040,000
3,425,000	Baldwin County Sewer Service LLC, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	3,425,000
25,000,000	Bank of New York Co., Inc., 1.470%, 8/27/2004	25,000,000
1,800,000	Barker Property Management LLC, (Series 1998), (Wachovia Bank N.A. LOC), 1.520%, 8/4/2004	1,800,000
10,305,000	Barton Healthcare LLC, (Bank One N.A. (Chicago) LOC), 1.490%, 8/4/2004	10,305,000
8,045,000	Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 1.490%, 8/5/2004	8,045,000
2,095,000	Birmingham Fastener and Supply, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,095,000
186,500,000	Blue Heron Funding III, Inc., Series 3A, (Guaranteed by WestLB AG), 1.480%, 8/30/2004	186,500,000
35,000,000	Blue Heron Funding V-A Ltd., Class A-2, (Guaranteed by WestLB AG), 1.480%, 8/26/2004	35,000,000
3,335,000	Boyd-Plott LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	3,335,000
5,685,000	Briarwood LP, (Series 1999), (Bank One N.A. (Columbus) LOC), 1.580%, 8/5/2004	5,685,000
6,095,000	Brownsburg Christian Church, Inc., (U.S. Bank N.A., Cincinnati LOC), 1.630%, 8/5/2004	6,095,000
3,185,000	Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.500%, 8/5/2004	3,185,000
865,000	C.W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	865,000
5,045,000	CAM International LP, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/4/2004	5,045,000
7,285,000	California Statewide Communities Development Authority, (U.S. Bank N.A., Cincinnati LOC), 1.550%, 8/2/2004	7,285,000
50,000,000	Calyon, Paris, 1.297%, 8/13/2004	49,983,264
2,450,000	Capital Container Properties LLC, (Regions Bank, Alabama LOC), 1.580%, 8/5/2004	2,450,000
7,527,000	Capital One Funding Corp., (Bank One N.A. (Chicago) LOC), 1.490%, 8/5/2004	7,527,000
40,315,000	Capital One Funding Corp., (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	40,315,000
733,000	Capital One Funding Corp., (Series 1993-A), (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	733,000
11,023,000	Capital One Funding Corp., (Series 2001-B), (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	11,023,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$1,905,000	Casna LP, Series 1997, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	$1,905,000
3,875,000	Charapp Family Ltd., Series 2000, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	3,875,000
4,975,000	Charles River LLC, (Harris Trust & Savings Bank, Chicago LOC), 1.680%, 8/5/2004	4,975,000
9,500,000	Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 1.470%, 8/4/2004	9,500,000
13,600,000	Citywide Development Corp., (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	13,600,000
3,350,000	Cleveland Country Club, Inc., Series 2001, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	3,350,000
5,300,000	Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 1.520%, 8/4/2004	5,300,000
7,625,000	Coilplus-Alabama, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.580%, 8/5/2004	7,625,000
11,535,000	Community Centre Group of Cos., (Comerica Bank LOC), 1.680%, 8/5/2004	11,535,000
15,000,000	Cook County, IL, Series 2002 A, 1.520%, 8/4/2004	15,000,000
3,500,000	DBH Properties LLC, Series 2004, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	3,500,000
3,400,000	Davis Industries, Inc., (Comerica Bank LOC), 1.490%, 8/5/2004	3,400,000
170,000,000	DePfa Bank PLC, 1.270%, 9/15/2004	170,000,000
5,000,000	Destin Water Users, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	5,000,000
34,000,000	Dexia Bank, Belgium, 1.294%, 8/2/2004	33,994,227
5,140,000	Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 1.430%, 8/5/2004	5,140,000
2,350,000	Elliott Aviation, Inc., (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/4/2004	2,350,000
5,130,000	Elmira Downtown Arena LLC, (Key Bank, N.A. LOC), 1.530%, 8/5/2004	5,130,000
930,000	Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.430%, 8/5/2004	930,000
3,000,000	Equity Development Corp., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.592%, 8/5/2004	3,000,000
8,100,000	Erwin Marine Sales, Inc., Series 2000, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	8,100,000
4,000,000	Excel Mining Systems, Inc., Series 2001, (Australia & New Zealand Banking Group, Melbourne LOC), 1.630%, 8/5/2004	4,000,000
803,000	First Baptist Church of West Monroe, LA, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	803,000
2,125,000	Frank Nelson Building of Birmingham LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,125,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$5,455,000	Franklin County, OH, Edison Welding, Series 1995, (Huntington National Bank, Columbus, OH LOC), 1.740%, 8/5/2004	$5,455,000
1,070,000	Fredericksburg, VA IDA, (SunTrust Bank LOC), 1.530%, 8/4/2004	1,070,000
5,895,000	Freeport, IL, (U.S. Bank N.A., Cincinnati LOC), 1.680%, 8/5/2004	5,895,000
2,190,000	Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 1.530%, 8/5/2004	2,190,000
2,940,000	Galliano Marine Service, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.500%, 8/5/2004	2,940,000
2,000,000	Gary, In Redevelopment District, (Bank One N.A. (Chicago) LOC), 1.560%, 8/5/2004	2,000,000
4,500,000	Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 1.480%, 8/4/2004	4,500,000
1,230,000	Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 1.740%, 8/5/2004	1,230,000
4,140,000	Grigsby Properties LLC, Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	4,140,000
1,685,000	Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 1.680%, 8/5/2004	1,685,000
2,655,000	Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 1.680%, 8/5/2004	2,655,000
292,000,000	HBOS Treasury Services PLC, 1.140% - 1.579%, 8/2/2004 - 9/24/2004	292,000,000
3,350,000	Holden Properties Colorado LLC, (Comerica Bank - California LOC), 1.630%, 8/5/2004	3,350,000
9,140,000	Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/5/2004	9,140,000
4,710,000	Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 1.550%, 8/5/2004	4,710,000
5,955,000	Hugh W. Underwood, (Regions Bank, Alabama LOC), 1.550%, 8/5/2004	5,955,000
15,500,000	Huntington National Bank, Columbus, OH, 1.180%, 8/5/2004	15,501,299
3,085,000	IPC Industries, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.500%, 8/5/2004	3,085,000
3,150,000	IT Spring Wire LLC, Series 1997, (Fifth Third Bank, Cincinnati LOC), 1.520%, 8/5/2004	3,150,000
8,175,000	Ilsco Corp., (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/5/2004	8,175,000
11,500,000	Interlock Realty Co., (U.S. Bank N.A., Cincinnati LOC), 1.490%, 8/5/2004	11,500,000
1,235,000	J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.430%, 8/5/2004	1,235,000
3,945,000	Jemmack Funding Group LLC, Series 2002, (Fifth Third Bank, Cincinnati LOC), 1.480%, 8/5/2004	3,945,000
11,985,000	Jet-Pep, Inc., Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	11,985,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$4,300,000	Kansas Development Finance Authority, DLR Deer Creek Project, (Federal Home Loan Bank of Topeka LOC), 1.530%, 8/5/2004	$4,300,000
1,650,000	Kent Capital LLC, Series 1999, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	1,650,000
2,300,000	Kentucky Derby Hosiery Co., Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,300,000
1,480,000	Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank Minnesota N.A. LOC), 1.400%, 8/5/2004	1,480,000
3,600,000	LCO Ventures LLC, (Fleet National Bank LOC), 1.500%, 8/5/2004	3,600,000
2,905,000	Life Church Birmingham, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,905,000
3,790,000	Lincoln Park, (Bank One N.A. (Chicago) LOC), 1.690%, 8/5/2004	3,790,000
5,000,000	Los Angeles, CA, MERLOTS Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 1.580%, 8/4/2004	5,000,000
4,000,000	MBE Investment Co. LLC, EH Investment Company Series 2000 A, (Standard Federal Bank, N.A. LOC), 1.530%, 8/5/2004	4,000,000
8,300,000	Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 1.580%, 8/5/2004	8,300,000
35,000,000	Mercantile Safe Deposit & Trust Co., Baltimore, 1.443%, 8/23/2004	35,000,000
1,100,000	Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 1.590%, 8/5/2004	1,100,000
2,900,000	Mike Patton Real Estate II LLC, (Amsouth Bank N.A., Birmingham LOC), 1.592%, 8/5/2004	2,900,000
3,900,000	Mile Bluff Clinic Building Partnership, (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/4/2004	3,900,000
2,160,000	Mississippi Business Finance Corp., (Bank One N.A. (Chicago) LOC), 1.500%, 8/5/2004	2,160,000
1,275,000	Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	1,275,000
2,900,000	Multicraft International LP, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,900,000
3,855,000	Nassau County, NY IDA, Tweezerman Corp. Project, Series 2003, (Fleet National Bank LOC), 1.500%, 8/4/2004	3,855,000
2,450,000	New Berlin, WI, Sunraider LLC Series 1997B, (Bank One N.A. (Chicago) LOC), 1.520%, 8/5/2004	2,450,000
3,060,000	New Jersey EDA, Morey Organization, Inc. Project, Series 1997, (Wachovia Bank N.A. LOC), 1.530%, 8/4/2004	3,060,000
2,565,000	New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank N.A. LOC), 1.600%, 8/4/2004	2,565,000
5,245,000	Norcross Investment Group LLC, (Regions Bank, Alabama LOC), 1.580%, 8/5/2004	5,245,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$38,540,000	Novant Health, Inc., Series 1997, (Wachovia Bank N.A. LOC), 1.470%, 8/4/2004	$38,540,000
5,660,000	O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.430%, 8/5/2004	5,660,000
3,115,000	Oakwoods Master Ltd. Partnership, (Amsouth Bank N.A., Birmingham LOC), 1.680%, 8/5/2004	3,115,000
3,345,000	P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 1.530%, 8/5/2004	3,345,000
4,135,000	PW Holdings LLC, (Regions Bank, Alabama LOC), 1.580%, 8/5/2004	4,135,000
2,400,000	Parker Towing Co., Inc., Series 2001, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,400,000
15,000,000	Pitney Roads Partners LLC, Series 2003 - A, (Fleet National Bank LOC), 1.640%, 8/5/2004	15,000,000
670,000	Poseyville, In, North American Green, Series 1999, (Fifth Third Bank, Cincinnati LOC), 1.680%, 8/5/2004	670,000
6,645,000	R & J Investment Co., (Bank One N.A. (Columbus) LOC), 1.680%, 8/5/2004	6,645,000
12,080,000	Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 1.530%, 8/5/2004	12,080,000
55,000,000	Royal Bank of Canada, Montreal, 1.343%, 8/10/2004	55,000,000
50,000,000	Royal Bank of Scotland PLC, Edinburgh, 1.280%, 8/9/2004	49,987,093
5,595,000	Royal Wine Corp. and KFP International Ltd., (Series 1998), (Key Bank, N.A. LOC), 1.530%, 8/5/2004	5,595,000
1,119,000	Sandridge Food Corp., (National City Bank, Ohio LOC), 1.520%, 8/5/2004	1,119,000
7,550,000	Second Baptist Church, Millington, TN, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	7,550,000
22,500,000	Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 1.470%, 8/4/2004	22,500,000
4,800,000	Sherman-Dixie Concrete Industries, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	4,800,000
5,520,000	Sioux-Preme Packing Co., (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/4/2004	5,520,000
74,000,000	Societe Generale, Paris, 1.298%-1.338%, 8/10/2004 - 8/17/2004	73,989,969
6,200,000	Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (Bank One N.A. (Chicago) LOC), 1.520%, 8/5/2004	6,200,000
4,570,000	Springhill Medical Complex, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.500%, 8/5/2004	4,570,000
9,405,000	Stow-Glen Properties LLC, (U.S. Bank N.A., Cincinnati LOC), 1.630%, 8/5/2004	9,405,000
845,000	TDB Realty Ltd., (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	845,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$2,625,000	TIL Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	$2,625,000
2,320,000	TTL Realty LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,320,000
2,535,000	Tarrant Hydraulics Services LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,535,000
116,025,000	Taxable Floating Rate Notes, Series 2002-H1, Becker, MN PCR, (Bank of New York Swap Agreement), 1.600%, 8/4/2004	116,025,000
22,500,000	Thorn Finance S.A., (J.P. Morgan Chase Bank Swap Agreement), 1.550%, 9/22/2004	22,499,978
2,850,000	Trap Rock Industries, Inc., Series 1997, (Wachovia Bank N.A. LOC), 1.500%, 8/4/2004	2,850,000
775,000	Triple O LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.780%, 8/5/2004	775,000
2,595,000	University Ltd. Properties LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,595,000
2,875,000	VLF LLC, The Village of Lovejoy, Fountain Project, (Key Bank, N.A. LOC), 1.530%, 8/5/2004	2,875,000
525,000	Van Wyk Enterprises, Inc., (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	525,000
5,575,000	Vista Grande Villa, (Lasalle Bank, N.A. LOC), 1.500%, 8/5/2004	5,575,000
6,140,000	WL Properties of Georgia, Inc., (Regions Bank, Alabama LOC), 1.540%, 8/5/2004	6,140,000
4,100,000	Watson's St. Louis Property LLC, Series 2001, (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/5/2004	4,100,000
4,540,000	Weaver Rentals LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	4,540,000
8,960,000	Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 1.550%, 8/5/2004	8,960,000
110,000,000	Wells Fargo & Co., 1.389% - 1.450%, 8/2/2004 - 8/16/2004	110,000,000
16,000,000	West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (J.P. Morgan Chase Bank LOC), 1.390%, 8/5/2004	16,000,000
50,000,000	Westpac Banking Corp. Ltd., Sydney, 1.408%, 9/13/2004	50,000,000
1,690,000	White's Ferry Road Church of Christ, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	1,690,000
1,340,000	Wildcat Management Co., Inc., (Series 1999), (U.S. Bank N.A., Cincinnati LOC), 1.530%, 8/5/2004	1,340,000
5,600,000	Winder-Barrow Industrial Building Authority, (SunTrust Bank LOC), 1.480%, 8/4/2004	5,600,000
	TOTAL	2,118,788,658
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Brokerage--4.8%
$205,000,000	Merrill Lynch & Co., Inc., 1.360% - 1.513%, 8/4/2004 - 8/11/2004	$205,000,000
330,000,000	Morgan Stanley, 1.360% - 1.460%, 8/4/2004 - 8/27/2004	330,010,085
	TOTAL	535,010,085
	Finance - Commercial--3.5%
173,000,000	Compass Securitization LLC, 1.360%, 8/19/2004	172,999,864
4,000,000	Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 1.540%, 8/5/2004	4,000,000
18,000,000	GE Life and Annuity Assurance Co., (Guaranteed by General Electric Capital Corp.), 1.400%, 9/1/2004	18,000,000
203,300,000	General Electric Capital Corp., 1.300% - 1.490%, 8/2/2004 - 8/30/2004	203,302,571
	TOTAL	398,302,435
	Finance - Retail--2.9%
321,000,000	Paradigm Funding LLC, 1.329% - 1.422%, 9/1/2004 - 10/28/2004	320,998,802
	Finance - Securities--3.4%
150,500,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.310% - 1.435%, 8/2/2004 - 8/30/2004	150,495,850
234,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.330% - 1.440%, 8/2/2004 - 8/25/2004	233,974,938
	TOTAL	384,470,788
	Government Agency--0.1%
5,120,000	Action Assisted Living LLC, Series 2000, (Federal Home Loan Bank of Pittsburgh LOC), 1.640%, 8/5/2004	5,120,000
4,100,000	Community Hearth and Home Ltd., Series 2002, (Federal Home Loan Bank of Cincinnati LOC), 1.580%, 8/5/2004	4,100,000
5,600,000	Direct One Funding Corp., (Federal National Mortgage Association LOC), 1.550%, 8/5/2004	5,600,000
955,000	Direct One Funding Corp., Series 2000 (Sexton Properties), (Federal National Mortgage Association LOC), 1.550%, 8/5/2004	955,000
	TOTAL	15,775,000
	Insurance--3.5%
21,500,000	AEGON NV, 1.440%, 8/13/2004	21,530,638
24,000,000	Allstate Life Insurance Co., 1.500% - 1.510%, 8/2/2004	24,000,000
25,000,000	GE Capital Assurance Co., 1.360%, 8/2/2004	25,000,000
25,000,000	Hartford Life Insurance Co., 1.349% - 1.480%, 8/2/2004 - 9/1/2004	25,000,000
22,000,000	Jackson National Life Insurance Co., 1.516%, 8/23/2004	22,000,000
45,000,000	Metropolitan Life Insurance Co., 1.339% - 1.740%, 8/2/2004 - 10/1/2004	45,000,000
54,000,000	Monumental Life Insurance Co., 1.440% - 1.760%, 8/2/2004 - 8/31/2004	54,000,000
50,000,000	New York Life Insurance Co., 1.390%, 8/27/2004 - 9/11/2004	50,000,000
Principal Amount or Shares		Value
	NOTES - VARIABLE--continued [2]
	Insurance--continued
$9,200,000	Oberthur Gaming Technologies Corp., Series 2002-A, (GE Capital Assurance Co. LOC), 1.540%, 8/5/2004	$9,200,000
12,000,000	Pacific Life Global Funding, 1.352%, 8/4/2004	12,000,958
36,995,000	Santa Monica Community College District, Series 2001 D, (AMBAC INS), 1.540%, 8/5/2004	36,995,000
25,000,000	Transamerica Occidental Life Insurance Co., 1.740%, 10/1/2004	25,000,000
45,000,000	Travelers Insurance Co., 1.360% - 1.686%, 8/20/2004 - 9/24/2004	45,000,000
	TOTAL	394,726,596
	TOTAL NOTES - VARIABLE	4,168,072,364
	MUTUAL FUNDS--0.8%
	Asset Management--0.8%
25,000,000	Nations Money Market Reserves	25,000,000
60,088,937	Scudder Money Market Institutional Shares	60,088,937
	TOTAL MUTUAL FUNDS	85,088,937
	REPURCHASE AGREEMENT--1.3%
$152,136,000	Interest in $1,500,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.380%, dated 7/30/2004 to be repurchased at $152,153,496 on 8/2/2004 collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2034, collateral market value $1,534,601,298	152,136,000
	TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [3]	11,253,307,340
	OTHER ASSETS AND LIABILITIES - NET--0.1%	11,756,335
	TOTAL NET ASSETS--100%	$11,265,063,675
1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

2 Current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	-- American Municipal Bond Assurance Corporation
EDA	-- Economic Development Authority
FSA	-- Financial Security Assurance, Inc.
IDA	-- Industrial Development Authority
IDB	-- Industrial Development Bond
IDRB	-- Industrial Development Revenue Bond
INS	-- Insurance
LOC	-- Letter of Credit
MERLOTS	-- Municipal Exempt Receipts - Liquidity Options Tender Series
PCR	-- Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Summary Tables
Prime Obligations Fund

At July 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
Commercial Paper & Notes	38.9%
Variable Rate Instruments	38.8%
Repurchase Agreements	6.8%
Bank Instruments	15.5%
TOTAL		100%

At July 31, 2004, the fund's credit quality ratings 3 composition was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	73.9%	P-1	100.0%
A-1	26.0%	P-2	0.0%
A-2	0.0%
Not rated by S&P	0.1%
TOTAL	100%	TOTAL	100%

At July 31, 2004, the fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of		Percentage of Total Investments [2]
1-7 days	43.9% [5]
8-30 days	21.7%
31-90 days	17.9%
91-180 days	8.3%
181+ days	8.2%
TOTAL		100%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the fund's prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Percentages are based on total investments, which may differ from total net assets.

3 The table depicts the short-term, credit-quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). Rated securities include a security issued by an issuer, obligor, and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit-quality ratings rate the risk that a security will default in payment and do not address other risks presented by the security

4 Effective maturity is determined in accordance with Federal regulations governing money market funds.

5 At July 31, 2004, overnight securities comprised 10.7% of the fund's portfolio.

Portfolio of Investments
Prime Obligations Fund

July 31, 2004

Principal Amount		Value
	ASSET-BACKED SECURITIES--1.9%
	Finance - Automotive--1.3%
$3,776,525	DaimlerChrysler Auto Trust 2003-B, Class A1, 1.140%, 12/8/2004	$3,776,525
78,000,000	DaimlerChrysler Auto Trust 2004-B, Class A1, 1.720%, 8/8/2005	78,000,000
51,810,792	Ford Credit Auto Owner Trust 2004-A, Class A1, 1.240%, 2/15/2005	51,810,792
50,000,000	Household Automotive Trust 2004-1, Class A1, 1.693%, 7/18/2005	50,000,000
73,800,000	USAA Auto Owner Trust 2004-2, Class A1, 1.660%, 7/15/2005	73,800,000
28,893,709	WFS Financial Owner Trust 2004-2, Class A1, 1.166%, 5/20/2005	28,893,709
	TOTAL	286,281,026
	Finance - Equipment--0.3%
60,364,345	CIT Equipment Collateral 2004-EF1, Class A1, 1.630%, 7/15/2005	60,364,345
	Insurance--0.3%
24,000,000	Long Beach Acceptance Auto Receivables Trust 2004-B, Class A1, (Insured by Financial Security Assurance, Inc.), 1.576%, 7/15/2005	23,993,726
33,390,570	Onyx Acceptance Auto Owner Trust 2004-B, Class A1, (Guaranteed by XL Capital Assurance Inc.), 1.404%, 6/15/2005	33,390,570
	TOTAL	57,384,296
	TOTAL ASSET-BACKED SECURITIES	404,029,667
	BANK NOTES--0.4%
	Banking--0.4%
93,000,000	U.S. Bank N.A., Cincinnati, 1.200%, 12/30/2004	93,000,000
	CERTIFICATES OF DEPOSIT--11.6%
	Banking--11.6%
200,000,000	Abbey National Treasury Services PLC, 1.365%, 2/3/2005	200,000,000
320,000,000	Calyon, Paris, 1.225% - 1.620%, 8/4/2004 - 12/31/2004	320,033,830
115,300,000	Citibank N.A., New York, 1.100% - 1.420%, 8/5/2004 - 9/13/2004	115,300,000
75,000,000	Credit Lyonnais SA, 1.180%, 9/23/2004	75,000,000
225,000,000	Credit Suisse First Boston, 1.250% - 1.385%, 9/1/2004 - 9/14/2004	225,000,000
205,000,000	Deutsche Bank AG, 1.190% - 1.250%, 9/27/2004 - 12/29/2004	205,025,502
30,000,000	Fifth Third Bank, Cincinnati, 1.225%, 3/18/2005	29,998,115
95,000,000	HBOS Treasury Services PLC, 1.100% - 1.360%, 8/5/2004 - 9/10/2004	95,000,000
50,000,000	Huntington National Bank, Columbus, OH, 1.120% - 1.130%, 8/13/2004 - 9/3/2004	50,000,000
Principal Amount		Value
	CERTIFICATES OF DEPOSIT--continued
	Banking--continued
$53,000,000	Mercantile Safe Deposit & Trust Co., Baltimore, 1.090% - 1.250%, 8/11/2004 - 10/18/2004	$53,000,000
138,500,000	Regions Bank, Alabama, 1.160% - 1.270%, 8/31/2004 - 1/14/2005	138,500,000
175,500,000	Royal Bank of Canada, Montreal, 1.400%, 2/8/2005	175,500,000
200,000,000	Societe Generale, Paris, 1.175% - 1.180%, 9/10/2004 - 9/27/2004	200,000,000
75,000,000	SunTrust Bank, 1.250%, 12/7/2004	75,000,000
50,000,000	Toronto Dominion Bank, 1.080%, 9/10/2004	50,000,000
42,400,000	U.S. Bank N.A., Cincinnati, 1.170% - 1.280%, 11/15/2004 - 2/23/2005	42,398,311
440,000,000	UBS AG, 1.115% - 1.390%, 8/11/2004 - 2/2/2005	439,995,507
	TOTAL CERTIFICATES OF DEPOSIT	2,489,751,265
	COLLATERALIZED LOAN AGREEMENTS--13.5%
	Banking--4.0%
850,000,000	CDC Financial Products, Inc., 1.362% - 1.412%, 8/2/2004	850,000,000
	Brokerage--9.5%
845,000,000	Citigroup Global Markets Inc., 1.372% - 1.412%, 8/2/2004	845,000,000
475,000,000	Goldman Sachs Group, Inc., 1.462% - 1.550%, 8/2/2004 - 10/25/2004	475,000,000
710,000,000	Merrill Lynch & Co., Inc., 1.462%, 8/2/2004	710,000,000
	TOTAL	2,030,000,000
	TOTAL COLLATERALIZED LOAN AGREEMENTS	2,880,000,000
	COMMERCIAL PAPER--17.1% [1]
	Banking--4.9%
19,740,000	Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group, (Harris Trust & Savings Bank, Chicago LOC), 1.380%, 9/9/2004	19,710,489
203,000,000	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.400% - 1.590%, 8/20/2004 - 10/22/2004	202,598,607
75,000,000	Calyon North America, Inc., (Guaranteed by Credit Lyonnais SA), 1.175%, 9/21/2004	74,875,156
21,500,000	Citicorp, 1.320%, 8/11/2004	21,492,117
268,000,000	Fountain Square Commercial Funding Corp., 1.060% - 1.580%, 8/9/2004 - 10/21/2004	267,372,254
237,417,000	Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.310% - 1.540%, 8/5/2004 - 10/12/2004	237,024,548
47,945,000	Los Angeles County, CA Metropolitan Transportation Authority, (Landesbank Hessen-Thueringen, Frankfurt LOC), 1.130% - 1.530%, 8/2/2004 - 10/13/2004	47,945,000
50,000,000	Tulip Funding Corp., 1.210%, 9/30/2004	49,899,167
125,000,000	Westpac Capital Corp., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.145%, 10/12/2004	124,713,750
	TOTAL	1,045,631,088
Principal Amount		Value
	COMMERCIAL PAPER--continued [1]
	Finance - Automotive--5.2%
$763,900,000	FCAR Auto Loan Trust, A1+/P1 Series, 1.120% - 1.690%, 8/16/2004 - 12/10/2004	$762,387,224
347,000,000	New Center Asset Trust, A1/P1 Series, 1.240% - 1.690%, 8/6/2004 - 12/10/2004	346,059,583
	TOTAL	1,108,446,807
	Finance - Commercial--0.7%
50,000,000	Amsterdam Funding Corp., 1.060%, 8/23/2004	49,967,611
100,000,000	Edison Asset Securitization LLC, 1.465%, 9/22/2004	99,788,389
	TOTAL	149,756,000
	Finance - Retail--2.3%
10,000,000	PREFCO-Preferred Receivables Funding Co., 1.080%, 9/13/2004	9,987,100
158,000,000	Paradigm Funding LLC, 1.240% - 1.790%, 8/9/2004 - 1/10/2005	157,431,618
335,258,000	Sheffield Receivables Corp., 1.100% - 1.540%, 8/4/2004 - 11/19/2004	334,999,551
	TOTAL	502,418,269
	Finance - Securities--4.0%
117,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.415% - 1.610%, 9/10/2004 - 11/15/2004	116,603,772
71,000,000	Galaxy Funding Inc., 1.610% - 1.620%, 11/8/2004 - 11/16/2004	70,670,272
417,000,000	Grampian Funding LLC, 1.060% - 1.710%, 8/9/2004 - 12/22/2004	416,372,615
89,000,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.070% - 1.150%, 9/13/2004 - 10/15/2004	88,871,628
80,000,000	Lake Constance Funding LLC, 1.360% - 1.490%, 9/7/2004 - 9/14/2004	79,879,711
85,000,000	Perry Global Funding LLC (Series A), 1.070% - 1.120%, 8/12/2004 - 9/2/2004	84,956,298
	TOTAL	857,354,296
	TOTAL COMMERCIAL PAPER	3,663,606,460
	CORPORATE NOTES--1.9%
	Finance - Securities--1.6%
202,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.300% - 1.570%, 10/25/2004 - 4/20/2005	201,997,303
140,000,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.180% - 1.550%, 8/16/2004 - 11/15/2004	140,000,662
	TOTAL	341,997,965
	Food & Beverage--0.2%
40,000,000	McDonald's Corp., 4.545%, 3/7/2005	40,735,451
	Pharmaceuticals And Health Care--0.1%
25,000,000	Merck & Co., Inc., 4.484%, 2/22/2005	25,445,903
	TOTAL CORPORATE NOTES	408,179,319
Principal Amount		Value
	GOVERNMENT AGENCIES--4.3%
	Government Agency--4.3%
$587,000,000	Federal Home Loan Bank System, 1.300% - 1.600%, 2/28/2005 - 5/16/2005	$587,000,000
242,000,000	Federal Home Loan Mortgage Corp., 1.135% - 6.875%, 8/7/2004 - 2/15/2005	242,639,032
83,000,000	Federal National Mortgage Association, 1.360% - 1.505%, 2/15/2005 - 10/21/2005	82,974,014
	TOTAL GOVERNMENT AGENCIES	912,613,046
	LOAN PARTICIPATION--0.3%
	Electrical Equipment--0.3%
55,500,000	Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.), 1.430%, 5/19/2005	55,500,000
	NOTES - VARIABLE--37.3% [2]
	Banking--15.2%
9,700,000	215 Jane Investors LLC, (Fleet National Bank LOC), 1.500%, 8/4/2004	9,700,000
5,330,000	4 C's LLC (Series 1998), (Key Bank, N.A. LOC), 1.530%, 8/5/2004	5,330,000
2,425,000	550 West 14th Place (Series 1999-A), (Harris Trust & Savings Bank, Chicago LOC), 1.520%, 8/5/2004	2,425,000
2,730,000	Advanced Labelworx, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,730,000
2,260,000	Alabama State IDA (Series 1994) Miltope Project, (Regions Bank, Alabama LOC), 1.680%, 8/5/2004	2,260,000
4,345,000	Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Fleet National Bank LOC), 1.560%, 8/5/2004	4,345,000
1,440,000	Alabama State IDA, Standard Furniture Project (Series 1995), (Amsouth Bank N.A., Birmingham LOC), 1.600%, 8/5/2004	1,440,000
4,270,000	Aliceville, AL IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions Bank, Alabama LOC), 1.680%, 8/5/2004	4,270,000
35,840,000	American Healthcare Centers, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	35,840,000
12,820,000	American Self Storage Corp. (Series 2002), (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/5/2004	12,820,000
8,200,000	American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 1.590%, 8/5/2004	8,200,000
12,000,000	Association of American Medical Colleges, (Guaranteed by J.P. Morgan Chase Bank, Insured by Ambac Financial Group, Inc.), 1.520%, 8/4/2004	12,000,000
4,760,000	Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 1.530%, 8/5/2004	4,760,000
5,925,000	Baldwin County Sewer Service LLC (Series 2002), (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	5,925,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$73,000,000	Bank of New York Co., Inc., 1.470%, 8/27/2004	$73,000,000
4,000,000	Bardstown City, KY, (RJ Tower Project) (Series 1995), (Comerica Bank LOC), 1.480%, 8/5/2004	4,000,000
9,110,000	Bear Creek School, (Key Bank, N.A. LOC), 1.530%, 8/5/2004	9,110,000
8,935,000	Bing Steel Management, Inc. (Series 2000), (Comerica Bank LOC), 1.570%, 8/4/2004	8,935,000
5,180,000	Bing Steel Management, Inc. (Series 2002), (Comerica Bank LOC), 1.570%, 8/4/2004	5,180,000
316,000,000	Blue Heron Funding III, Inc. (Series 3-A), (Guaranteed by WestLB AG), 1.480%, 8/30/2004	316,000,000
295,000,000	Blue Heron Funding V-A Ltd., Class A-2, (Guaranteed by WestLB AG), 1.480%, 8/26/2004	295,000,000
1,432,790	Bowling Green Manor LP, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	1,432,790
9,385,000	Boyd-Pake-Underwood LLC, (Regions Bank, Alabama LOC), 1.550%, 8/5/2004	9,385,000
11,500,000	Briarcliff Development Co. (Series 2002), (Federal Home Loan Bank of Topeka LOC), 1.530%, 8/5/2004	11,500,000
1,940,000	Broadway Investments, Inc. (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	1,940,000
17,385,000	Brooksby Village, Inc. (Series 2002), (Lasalle Bank, N.A. LOC), 1.500%, 8/5/2004	17,385,000
7,837,000	Brookshire Grocery Co., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	7,837,000
100,000,000	Calyon, Paris, 1.297%, 8/13/2004	99,964,139
50,097,000	Capital One Funding Corp., (Bank One N.A. (Chicago) LOC), 1.490%, 8/5/2004	50,097,000
11,946,000	Capital One Funding Corp., (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	11,946,000
701,000	Capital One Funding Corp. (Series 1994-A), (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	701,000
14,059,000	Capital One Funding Corp. (Series 1994-C), (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	14,059,000
1,233,000	Capital One Funding Corp. (Series 1994-D), (Bank One N.A. (Chicago) LOC), 1.490%, 8/5/2004	1,233,000
4,451,000	Capital One Funding Corp. (Series 1995-B), (Bank One N.A. (Chicago) LOC), 1.490%, 8/5/2004	4,451,000
13,414,000	Capital One Funding Corp. (Series 1995-F), (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	13,414,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$3,838,000	Capital One Funding Corp. (Series 1996-H), (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	$3,838,000
4,526,000	Capital One Funding Corp. (Series 1998-C), (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	4,526,000
18,940,000	Capital One Funding Corp. (Series 1999-A), (Bank One N.A. (Chicago) LOC), 1.490%, 8/5/2004	18,940,000
10,027,000	Capital One Funding Corp. (Series 1999-B), (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	10,027,000
550,000	Carpenter, Thomas E. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.740%, 8/5/2004	550,000
1,555,000	Chandler, AZ IDA, South Bay Circuits IMR (Series 1999-B), (Comerica Bank LOC), 1.630%, 8/15/2004	1,555,000
6,825,000	Cincinnati Bible College and Seminary, (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/5/2004	6,825,000
4,820,000	Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 1.600%, 8/5/2004	4,820,000
942,337	Clyde Manor LP, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	942,337
4,515,000	Colonie, NY IDA, Mechanical Technology, Inc. Project (Series 1998-A), (Key Bank, N.A. LOC), 1.520%, 8/5/2004	4,515,000
885,000	Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (Bank One N.A. (Chicago) LOC), 1.490%, 8/5/2004	885,000
2,025,000	Columbia County, GA Development Authority (Series 1993), (SunTrust Banks, Inc. LOC), 1.480%, 8/4/2004	2,025,000
35,000,000	Cook County, IL (Series 2002-A), 1.520%, 8/4/2004	35,000,000
7,085,000	Crane Plastics Siding LLC (Series 2000), (Bank One N.A. (Chicago) LOC), 1.730%, 8/5/2004	7,085,000
5,060,000	Cruiser Properties LLC (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.780%, 8/5/2004	5,060,000
11,960,000	Cunat Capital Corp., (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/5/2004	11,960,000
4,585,000	Damascus Co. Ltd. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.740%, 8/5/2004	4,585,000
14,400,000	Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 1.680%, 8/5/2004	14,400,000
60,000,000	Dexia Bank, Belgium, 1.294%, 8/2/2004	59,989,813
2,910,000	Die-Matic Corp., (Huntington National Bank, Columbus, OH LOC), 1.780%, 8/5/2004	2,910,000
3,135,000	Double H Plastics, Inc. (Series 1998), (Wachovia Bank N.A. LOC), 1.550%, 8/5/2004	3,135,000
2,450,000	EPCO Carbondioxide Products, Inc. (Series 2000), (Amsouth Bank N.A., Birmingham LOC), 1.680%, 8/5/2004	2,450,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$7,500,000	Eagle Tool and Machine, (Bank One N.A. (Chicago) LOC), 1.490%, 8/5/2004	$7,500,000
6,485,000	Elsinore Properties LP (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.430%, 8/5/2004	6,485,000
6,300,000	Fairpoint Regional Utility System, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.580%, 8/5/2004	6,300,000
11,065,000	Faison-City Plaza LP, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	11,065,000
2,000,000	G.M.H. Enterprises, Inc. (Series 1995), (National City Bank, Ohio LOC), 1.520%, 8/5/2004	2,000,000
14,600,000	Galasso Materials LLC and Galasso Holdings LLC (Series 1998), (Key Bank, N.A. LOC), 1.530%, 8/5/2004	14,600,000
15,000,000	Garlands of Barrington Lenders, Inc. (Series 2002-A), (Bank One N.A. (Chicago) LOC), 1.490%, 8/5/2004	15,000,000
20,000,000	Garlands of Barrington Lenders, Inc. (Series 2002-B), (Bank One N.A. (Chicago) LOC), 1.490%, 8/5/2004	20,000,000
15,000,000	Garlands of Barrington Lenders, Inc. (Series 2002-C), (Bank One N.A. (Chicago) LOC), 1.490%, 8/5/2004	15,000,000
935,000	Gerken Materials, Inc. (Series 1995), (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	935,000
1,240,000	Gerken Materials, Inc. (Series 1997), (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	1,240,000
4,970,000	Grand Aire Express, Inc. (Series 1997), (National City Bank, Ohio LOC), 1.520%, 8/5/2004	4,970,000
24,100,000	Greene County Development Authority, Reynolds Lodge, LLC (Series 2000-A), (U.S. Bank N.A., Cincinnati LOC), 1.530%, 8/4/2004	24,100,000
12,565,000	Greene County Development Authority, Reynolds Lodge, LLC (Series 2000-B), (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/4/2004	12,565,000
1,525,000	Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	1,525,000
6,030,000	H & P Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	6,030,000
566,000,000	HBOS Treasury Services PLC, 1.140% - 1.579%, 8/20/2004 - 9/24/2004	566,000,000
8,695,000	Hamilton Farm Bureau Cooperative, Inc. (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.790%, 8/5/2004	8,695,000
18,330,000	Healthcare Funding LLC (Series 1998-A), (National City Bank, Michigan/Illinois LOC), 1.490%, 8/5/2004	18,330,000
10,750,000	Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 1.470%, 8/4/2004	10,750,000
3,615,000	Historical Preservation Authority of Birmingham (Series 1993), (Amsouth Bank N.A., Birmingham LOC), 1.600%, 8/5/2004	3,615,000
28,000,000	Huntington National Bank, Columbus, OH, 1.554%, 9/8/2004	28,006,006
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$4,025,000	J.P. Plymouth Properties LLC (Series 1999), (Standard Federal Bank, N.A. LOC), 1.670%, 8/4/2004	$4,025,000
5,800,000	J.W. Harris (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.430%, 8/5/2004	5,800,000
15,000,000	Kansas City, MO Tax Increment Financing Commission, President Hotel, (Insured by MBIA Insurance Corp.), 1.530%, 8/5/2004	15,000,000
3,470,000	Kings Creek Country Club, Inc. (Series 1997), (Wachovia Bank N.A. LOC), 1.600%, 8/4/2004	3,470,000
1,995,000	L.H. Kroh, Inc. (Series 1998), (Wachovia Bank N.A. LOC), 1.600%, 8/4/2004	1,995,000
2,315,000	Lincoln Park, (Bank One N.A. (Chicago) LOC), 1.690%, 8/5/2004	2,315,000
5,165,000	Los Angeles, CA, MERLOT Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 1.580%, 8/4/2004	5,165,000
48,750,000	MPAR, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	48,750,000
4,520,000	Mack Industries, Inc. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	4,520,000
500,000	Madison, WI Community Development Authority (Series 1997-B), Hamilton Point Apts., (Bank One N.A. (Chicago) LOC), 1.740%, 8/5/2004	500,000
12,525,000	Maryland State Economic Development Corp., Human Genome Sciences Series 1999B, (Wachovia Bank N.A. LOC), 1.580%, 8/3/2004	12,525,000
19,355,000	Massachusetts Development Finance Agency, (J.P. Morgan Chase Bank LOC), 1.480%, 8/4/2004	19,355,000
5,250,000	Massachusetts HEFA, (Comerica Bank LOC), 1.600%, 8/5/2004	5,250,000
1,330,000	McClellan Management, Inc., Genoa Health Care Center Project (Series 1999), (Fifth Third Bank, Cincinnati LOC), 1.750%, 8/5/2004	1,330,000
28,000,000	Mercantile Safe Deposit & Trust Co., Baltimore, 1.460%, 8/24/2004	28,000,000
1,584,000	Midwest Funding Corp. (Series 1991-A), Class A-1, (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	1,584,000
258,000	Midwest Funding Corp. (Series 1991-C), (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	258,000
2,071,000	Midwest Funding Corp. (Series 1992-B), (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	2,071,000
12,780,000	Milo C. Ritton and Superior Petroleum Co. (Series 2002), (National City Bank, Pennsylvania LOC), 1.520%, 8/5/2004	12,780,000
9,220,000	Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 1.680%, 8/5/2004	9,220,000
5,400,000	Mississippi Business Finance Corp., Howard Industries, Inc. Series 1997, (Amsouth Bank N.A., Birmingham LOC), 1.500%, 8/5/2004	5,400,000
10,000,000	Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 1.490%, 8/5/2004	10,000,000
17,000,000	Mississippi Business Finance Corp. (Series 1994), Georgia Gulf, (Wachovia Bank N.A. LOC), 1.470%, 8/4/2004	17,000,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$10,790,000	Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (J.P. Morgan Chase Bank LOC), 1.470%, 8/4/2004	$10,790,000
12,365,000	North Oaks Partnership (Series 1998), (Lasalle Bank, N.A. LOC), 1.500%, 8/5/2004	12,365,000
45,260,000	Novant Health, Inc. (Series 1997), (Wachovia Bank N.A. LOC), 1.470%, 8/4/2004	45,260,000
3,859,000	Oceana County Freezer Storage, Inc. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.830%, 8/5/2004	3,859,000
975,000	Oceana County Freezer Storage, Inc. (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.740%, 8/5/2004	975,000
11,420,000	Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (Key Bank, N.A. LOC), 1.530%, 8/5/2004	11,420,000
1,275,000	PV Communications, Inc. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.780%, 8/5/2004	1,275,000
6,650,000	Physicians Real Estate LLP, (Wells Fargo Bank Minnesota N.A. LOC), 1.600%, 8/4/2004	6,650,000
6,180,000	Portsmouth, VA IDA, (Bank of America N.A. LOC), 1.600%, 8/4/2004	6,180,000
1,455,000	R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	1,455,000
7,730,000	Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	7,730,000
9,655,000	Rollins College (Series 1998), (SunTrust Bank LOC), 1.480%, 8/4/2004	9,655,000
8,850,000	Rooker, J.W., (Wachovia Bank N.A. LOC), 1.470%, 8/4/2004	8,850,000
90,000,000	Royal Bank of Scotland PLC, Edinburgh, 1.280%, 8/9/2004	89,976,767
46,880,000	SGM Funding Corp., (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/5/2004	46,880,000
19,000,000	Salvation Army (Series 2004-A), (Bank of New York Co., Inc. LOC), 1.390%, 8/5/2004	19,000,000
4,110,000	Savannah, GA Housing Authority, (SunTrust Bank LOC), 1.530%, 8/4/2004	4,110,000
2,891,000	Sawmill Creek Lodge Co. (Series 1996), (Fifth Third Bank, Cincinnati LOC), 1.430%, 8/5/2004	2,891,000
5,350,000	Shephard Capital LLC, (U.S. Bank N.A., Cincinnati LOC), 1.530%, 8/4/2004	5,350,000
150,000,000	Societe Generale, Paris, 1.298% - 1.338%, 8/12/2004 - 8/17/2004	149,980,264
12,015,000	Spira Millenium LLC (Series 2001), (Fleet National Bank LOC), 1.530%, 8/5/2004	12,015,000
56,640,000	Spitzer Group, (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	56,640,000
4,080,000	Springfield Ltd. Partnership, (UBS AG LOC), 1.490%, 8/5/2004	4,080,000
1,405,000	St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 1.730%, 8/5/2004	1,405,000
2,350,000	St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank N.A., Cincinnati LOC), 1.630%, 8/5/2004	2,350,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$14,430,000	Suffolk County, NY IDA, (Fleet National Bank LOC), 1.530%, 8/4/2004	$14,430,000
3,360,000	TNT Co. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.740%, 8/5/2004	3,360,000
2,000,000	Taxable Floating Rate Notes (Series 2002-H1), Becker, MN PCR, (Bank of New York Swap Agreement), 1.600%, 8/4/2004	2,000,000
45,000,000	Thorn Finance S.A., (J.P. Morgan Chase Bank Swap Agreement), 1.550%, 9/22/2004	44,999,956
645,000	Trap Rock Industries, Inc. (Series 1997), (Wachovia Bank N.A. LOC), 1.500%, 8/4/2004	645,000
2,325,000	Van Wyk Enterprises, Inc. (Series 1998-A), (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	2,325,000
365,000	Van Wyk Enterprises, Inc. (Series 1998-C), (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	365,000
3,075,000	Van Wyk Enterprises, Inc. (Series 1998-D), (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	3,075,000
860,000	Van Wyk, Bruce M. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	860,000
9,300,000	Victor H. Hanson/ Elizabeth F. Hanson, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	9,300,000
10,743,000	Virginia Health Services, Inc., (Wachovia Bank N.A. LOC), 1.470%, 8/4/2004	10,743,000
574,000	Vista Funding Corp., (Bank One N.A. (Columbus) LOC), 1.520%, 8/5/2004	574,000
1,516,000	Vista Funding Corp. (Series 1994-A), (Fifth Third Bank, Cincinnati LOC), 1.520%, 8/5/2004	1,516,000
5,000,000	Vista Funding Corp. (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 1.520%, 8/5/2004	5,000,000
1,410,000	Vista Funding Corp. (Series 1998-B), (Fifth Third Bank, Cincinnati LOC), 1.480%, 8/5/2004	1,410,000
1,465,000	Vulcan, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.610%, 8/5/2004	1,465,000
896,431	Wauseon Manor II LP, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	896,431
263,000,000	Wells Fargo & Co., 1.389% - 1.450%, 8/2/2004 - 8/16/2004	263,000,000
11,550,000	Western Reserve Masonic Community, Inc., (Guaranteed by J.P. Morgan Chase Bank), 1.580%, 8/5/2004	11,550,000
25,000,000	Westpac Banking Corp. Ltd., Sydney, 1.408%, 9/13/2004	25,000,000
1,800,000	Wexner Heritage House (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	1,800,000
11,260,000	Whetstone Care Center LLC (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.580%, 8/5/2004	11,260,000
955,000	White Brothers Properties (Series 1996), (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	955,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$4,300,000	Willacoochee, City of, Development Authority, Longboard, Inc. Project (Series 1997), (Wachovia Bank N.A. LOC), 1.480%, 8/4/2004	$4,300,000
5,485,000	William Morris Realty Montgomery LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	5,485,000
35,420,000	World Wildlife Fund, Inc. (Series 2000-B), (Insured by Ambac Financial Group, Inc.), 1.520%, 8/5/2004	35,420,000
1,710,000	YMCA of Central OH, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	1,710,000
	TOTAL	3,260,248,503
	Brokerage--5.4%
279,000,000	Merrill Lynch & Co., Inc., 1.360% - 1.513%, 8/4/2004 - 8/11/2004	279,002,305
757,400,000	Morgan Stanley, 1.360% - 1.460%, 8/2/2004 - 9/7/2004`	757,416,135
110,000,000	Morgan Stanley, Dean Witter (Series C), 1.500%, 8/16/2004	110,023,943
	TOTAL	1,146,442,383
	Electrical Equipment--0.3%
3,110,000	Alabama State IDA, General Electric Project, (General Electric Co. LOC), 1.290%, 8/5/2004	3,110,000
63,810,364	Northwest Airlines, Inc., (Guaranteed by General Electric Co.), 1.430%, 8/2/2004	63,810,364
	TOTAL	66,920,364
	Finance - Commercial--3.0%
175,000,000	Compass Securitization LLC, 1.360%, 8/19/2004 - 9/17/2004	174,999,641
41,000,000	GE Life and Annuity Assurance Co., (Guaranteed by General Electric Capital Corp.), 1.400%, 9/1/2004	41,000,000
436,100,000	General Electric Capital Corp., 1.450% - 1.490%, 8/9/2004 - 8/17/2004	436,100,000
	TOTAL	652,099,641
	Finance - Retail--4.4%
931,100,000	Paradigm Funding LLC, 1.310% - 1.422%, 8/10/2004 - 10/28/2004	931,098,874
	Finance - Securities--4.5%
75,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.315% - 1.483%, 8/4/2004 - 8/23/2004	75,001,347
551,000,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.305% - 1.435%, 8/2/2004 - 8/30/2004	550,983,154
341,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.310% - 1.440%, 8/2/2004 - 8/25/2004	340,999,864
	TOTAL	966,984,365
Principal Amount or Shares		Value
	NOTES - VARIABLE--continued [2]
	Government Agency--0.3%
$7,945,000	Direct One Funding Corp., (Federal National Mortgage Association LOC), 1.550%, 8/5/2004	$7,945,000
47,415,000	Direct One Funding Corp., Sexton Properties LP (Series 2000), (Federal National Mortgage Association LOC), 1.550%, 8/5/2004	47,415,000
5,350,000	Grand Pointe II Ltd. Partnership (Series 1999), Globe Apartments, (Federal Home Loan Bank of Indianapolis LOC), 1.640%, 8/5/2004	5,350,000
	TOTAL	60,710,000
	Insurance--4.2%
23,200,000	Albuquerque, NM, (Series 2000-A), (Insured by MBIA Insurance Corp.), 1.480%, 8/4/2004	23,200,000
85,000,000	Allstate Life Insurance Co., 1.500% - 1.510%, 8/2/2004	85,000,000
50,000,000	Hartford Life Insurance Co., 1.349% - 1.480%, 8/2/2004 - 9/1/2004	50,000,000
86,000,000	Jackson National Life Insurance Co., 1.516%, 8/23/2004	86,000,000
95,000,000	MBIA Global Funding LLC, (Insured by MBIA Insurance Corp.), 1.330%, 8/6/2004	95,000,000
105,000,000	Metropolitan Life Insurance Co., 1.339% - 1.740%, 8/2/2004 - 10/1/2004	105,000,000
117,000,000	Monumental Life Insurance Co., 1.440% - 1.530%, 8/1/2004 - 8/3/2004	117,000,000
120,000,000	New York Life Insurance Co., 1.390%, 8/27/2004 - 9/1/2004	120,000,000
100,000,000	Transamerica Occidental Life Insurance Co., 1.740%, 10/1/2004	100,000,000
121,000,000	Travelers Insurance Co., 1.360% - 1.686%, 8/20/2004 - 9/24/2004	121,000,000
	TOTAL	902,200,000
	TOTAL NOTES - VARIABLE	7,986,704,130
	TIME DEPOSITS--3.9%
	Banking--3.9%
190,000,000	Chase Manhattan Bank (USA) N.A., Wilmington, 1.312%, 8/2/2004	190,000,000
140,000,000	Deutsche Bank AG, 1.312%, 8/2/2004	140,000,000
150,000,000	Marshall & Ilsley Bank, Milwaukee, 1.212%, 8/2/2004	150,000,000
150,000,000	Societe Generale, Paris, 1.312%, 8/2/2004	150,000,000
200,000,000	UBS AG, 1.270%, 8/2/2004	200,000,000
	TOTAL TIME DEPOSITS	830,000,000
	MUTUAL FUNDS--0.9%
	Asset Management--0.9%
80,000,000	AIM Short-Term Investments Co. Liquid Assets Portfolio	80,000,000
75,000,000	Nations Money Market Reserves	75,000,000
40,059,291	Scudder Money Market Institutional Shares	40,059,291
	TOTAL MUTUAL FUNDS	195,059,291
Principal Amount		Value
	REPURCHASE AGREEMENTS--6.8%
$498,019,000	Interest in $1,500,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.380%, dated 7/30/2004 to be repurchased at $498,076,272 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities of 8/1/2034, collateralized market value is $1,534,601,298	$498,019,000
175,000,000	Interest in $1,240,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.340%, dated 7/30/2004 to be repurchased at $175,019,542 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities of 5/15/2021, collateral market value is $1,266,585,190	175,000,000
220,000,000	Interest in $500,000,000 joint repurchase agreement with State Street Bank and Trust Co., 1.270%, dated 7/30/2004 to be repurchased at $220,023,283 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2026, collateral market value is $513,429,162	220,000,000
50,000,000	Interest in $100,000,000 joint repurchase agreement with UBS Securities LLC, 1.290%, dated 7/30/2004 to be repurchased at $50,005,375 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 6/2/2006, collateral market value is $102,002,934	50,000,000
100,000,000	Interest in $100,000,000 joint repurchase agreement with UBS Securities LLC, 1.300%, dated 7/30/2004 to be repurchased at $100,010,833 on 8/2/2004, collateralized by U.S. Government Agency Obligations with a maturity of 6/25/2033, collateral market value is $103,003,664	100,000,000
4,946,000	Interest in $400,000,000 joint repurchase agreement with UBS Securities LLC, 1.320%, dated 7/30/2004 to be repurchased at $4,946,544 on 8/2/2004, collateralized by U.S. Treasury Obligation with a maturity of 5/15/2007, collateral market value is $408,001,256	4,946,000
400,000,000	Interest in $700,000,000 joint repurchase agreement with UBS Securities LLC, 1.380%, dated 7/30/2004 to be repurchased at $400,046,000 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities of 3/20/2034, collateral market value is $721,002,335	400,000,000
	TOTAL REPURCHASE AGREEMENTS	1,447,965,000
	TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [3]	21,366,408,178
	OTHER ASSETS AND LIABILITIES - NET--0.1%	13,069,566
	TOTAL NET ASSETS--100%	$21,379,477,744

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

2 Current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
HEFA	--Health and Education Facilities Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Summary Tables
Prime Value Obligations Fund

At July 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
Commercial Paper & Notes	46.9%
Variable Rate Instruments	36.0%
Repurchase Agreements	4.7%
Bank Instruments	12.4%
TOTAL		100%

At July 31, 2004, the fund's credit quality ratings 3 composition was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]			Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	55.5%		P-1	94.0%
A-1	35.4%		P-2	3.5%
A-2	8.0%		Not rated by Moody's	2.5%
Not rated by S&P	1.1%	[4]
TOTAL	100%		TOTAL	100%

At July 31, 2004, the fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of		Percentage of Total Investments [2]
1-7 days	52.8% [5]
8-30 days	14.2%
31-90 days	18.5%
91-180 days	6.4%
181+ days	8.1%
TOTAL		100%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the fund's prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Percentages are based on total investments, which may differ from total net assets.

3 The table depicts the short-term, credit-quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). Rated securities include a security issued by an issuer, obligor, and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit-quality ratings rate the risk that a security will default in payment and do not address other risks presented by the security.
At July 31, 2004, securities that were not assigned short-term ratings by any NRSRO comprised 0.6% of the fund's total investments.

4 Effective maturity is determined in accordance with Federal regulations governing money market funds.

5 At July 31, 2004, overnight securities comprised 10.7% of the fund's total investments.

Portfolio of Investments
Prime Value Obligations Fund

July 31, 2004

Principal Amount		Value
	ASSET-BACKED SECURITIES--1.6%
	Finance - Automotive--1.4%
$63,500,000	Capital One Prime Auto Receivables Trust 2004-2, Class A1, 1.687%, 7/15/2005	$63,500,000
1,502,903	DaimlerChrysler Auto Trust 2003-B, Class A1, 1.140%, 12/8/2004	1,502,903
33,500,000	DaimlerChrysler Auto Trust 2004-B, Class A1, 1.720%, 8/8/2005	33,500,000
19,500,000	Household Automotive Trust 2004-1, Class A1, 1.693%, 7/18/2005	19,500,000
39,000,000	USAA Auto Owner Trust 2004-2, Class A1, 1.660%, 7/15/2005	39,000,000
14,446,855	WFS Financial Owner Trust 2004-2, Class A1, 1.167%, 5/20/2005	14,446,855
	TOTAL	171,449,758
	Finance - Equipment--0.2%
20,121,448	CIT Equipment Collateral 2004-EF1, Class A1, 1.630%, 7/15/2005	20,121,448
	TOTAL ASSET-BACKED SECURITIES	191,571,206
	CERTIFICATES OF DEPOSIT--8.7%
	Banking--8.7%
100,000,000	Abbey National Treasury Services PLC, 1.360%, 2/3/2005	99,997,459
113,000,000	Calyon, Paris, 1.225% - 1.620%, 8/4/2004 - 12/31/2004	113,005,573
90,500,000	Citibank N.A., New York, 1.490%, 9/20/2004	90,500,000
153,000,000	Credit Suisse First Boston, 1.325% - 1.385%, 9/7/2004 - 9/14/2004	153,000,000
50,000,000	DePfa Bank PLC, 1.180%, 11/17/2004	50,000,000
110,000,000	Deutsche Bank AG, 1.180% - 1.250%, 9/27/2004 - 12/29/2004	110,011,271
99,000,000	Dresdner Bank AG, Frankfurt, 1.370%, 9/3/2004	99,000,000
45,000,000	Fifth Third Bank, Cincinnati, 1.225%, 3/18/2005	44,997,173
13,500,000	HBOS Treasury Services PLC, 1.180%, 9/27/2004	13,500,053
50,000,000	Regions Bank, Alabama, 1.270%, 1/14/2005	50,000,000
75,000,000	Royal Bank of Canada, Montreal, 1.400% - 1.455%, 11/12/2004 - 2/8/2005	74,997,970
50,000,000	Royal Bank of Scotland PLC, Edinburgh, 1.400%, 2/8/2005	49,997,381
31,000,000	Svenska Handelsbanken, Stockholm, 1.130%, 12/30/2004	31,002,542
30,000,000	UBS AG, 1.115%, 12/31/2004	30,000,628
25,500,000	Washington Mutual Bank, 1.170%, 8/11/2004	25,500,000
	TOTAL CERTIFICATES OF DEPOSIT	1,035,510,050
Principal Amount		Value
	COLLATERALIZED LOAN AGREEMENTS--26.1%
	Banking--10.1%
$376,500,000	Deutsche Bank Securities, Inc., 1.230% - 1.443%, 8/2/2004	$376,500,000
163,000,000	Greenwich Capital Markets, Inc., 1.438%, 8/2/2004	163,000,000
138,000,000	HSBC Securities, Inc., 1.413%, 8/2/2004	138,000,000
260,000,000	J.P. Morgan Securities, Inc., 1.413%, 8/2/2004	260,000,000
275,000,000	Wachovia Securities, Inc., 1.393%, 8/2/2004	275,000,000
	TOTAL	1,212,500,000
	Brokerage--16.0%
338,000,000	Bear Stearns Cos., Inc., 1.463%, 8/2/2004	338,000,000
380,000,000	Citigroup Global Markets Inc., 1.383% - 1.413%, 8/2/2004	380,000,000
300,000,000	Goldman Sachs Group, Inc., 1.463% - 1.550%, 8/2/2004 - 10/25/2004	300,000,000
202,000,000	Lehman Brothers Holdings, Inc., 1.463%, 8/2/2004	202,000,000
100,000,000	Lehman Brothers, Inc., 1.493%, 8/2/2004	100,000,000
340,000,000	Merrill Lynch & Co., Inc., 1.463%, 8/2/2004	340,000,000
50,000,000	Merrill Lynch, Pierce, Fenner and Smith, 1.393%, 8/2/2004	50,000,000
200,000,000	Morgan Stanley & Co., Inc., 1.393%, 8/2/2004	200,000,000
	TOTAL	1,910,000,000
	TOTAL COLLATERALIZED LOAN AGREEMENTS	3,122,500,000
	COMMERCIAL PAPER--11.2% [1]
	Banking--5.0%
412,858,000	Bavaria TRR Corp., (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 1.340% - 1.590%, 8/5/2004 - 10/22/2004	412,061,743
31,800,000	DePfa Bank PLC, 1.065% - 1.150%, 9/9/2004 - 10/20/2004	31,729,667
6,000,000	Fountain Square Commercial Funding Corp., 1.060%, 8/9/2004	5,998,587
50,000,000	HBOS Treasury Services PLC, 1.180%, 9/23/2004	50,000,000
50,000,000	Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.530%, 10/12/2004	49,847,000
20,000,000	Westpac Capital Corp., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.145%, 10/12/2004	19,954,200
35,000,000	Westpac Trust Securities NZ Ltd., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.165%, 9/21/2004	34,942,235
	TOTAL	604,533,432
	Finance - Automotive--1.8%
122,900,000	DaimlerChrysler North America Holding Corp., 1.410% - 1.740%, 8/31/2004 - 10/28/2004	122,605,598
92,000,000	FCAR Auto Loan Trust, A1+/P1 Series, 1.140% - 1.620%, 9/8/2004 - 11/15/2004	91,671,467
	TOTAL	214,277,065
Principal Amount		Value
	COMMERCIAL PAPER--continued [1]
	Finance - Commercial--0.4%
$50,000,000	Edison Asset Securitization LLC, 1.350%, 8/23/2004	$49,958,750
	Finance - Equipment--0.7%
21,300,000	John Deere Bank S.A., (Guaranteed by John Deere Capital Corp.), 1.390%, 8/11/2004	21,291,776
12,000,000	John Deere Credit Ltd., (Guaranteed by John Deere Capital Corp.), 1.440%, 8/27/2004	11,987,520
49,000,000	John Deere Finance S.A., (Guaranteed by John Deere Capital Corp.), 1.410% - 1.540%, 8/17/2004 - 9/9/2004	48,944,162
	TOTAL	82,223,458
	Finance - Retail--0.6%
17,300,000	PREFCO-Preferred Receivables Funding Co., 1.400%, 9/13/2004	17,271,071
10,000,000	Paradigm Funding LLC, 1.790%, 1/10/2005	9,919,450
40,000,000	Sheffield Receivables Corp., 1.420%, 9/10/2004	39,936,889
	TOTAL	67,127,410
	Finance - Securities--2.0%
25,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.415%, 9/10/2004	24,960,694
55,000,000	Grampian Funding LLC, 1.070% - 1.330%, 8/18/2004 - 9/13/2004	54,958,957
79,125,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.060% - 1.150%, 8/16/2004 - 10/15/2004	79,002,116
77,686,000	Perry Global Funding LLC Series A, 1.070% - 1.350%, 8/12/2004 - 9/2/2004	77,637,509
	TOTAL	236,559,276
	Food & Beverage--0.4%
42,100,000	General Mills, Inc., 1.350% - 1.480%, 8/16/2004 - 9/9/2004	42,049,716
5,000,000	Sara Lee Corp., 1.360%, 8/13/2004	4,997,733
	TOTAL	47,047,449
	Machinery, Equipment, Auto--0.3%
15,000,000	John Deere B.V., (Guaranteed by Deere & Co.), 1.490%, 8/26/2004	14,984,479
22,000,000	John Deere Capital Corp., (Deere & Co. Support Agreement), 1.390%, 8/12/2004 - 8/16/2004	21,990,347
	TOTAL	36,974,826
	TOTAL COMMERCIAL PAPER	1,338,701,666
Principal Amount		Value
	CORPORATE BONDS--0.0%
	Banking--0.0%
$1,800,000	J.P. Morgan & Co., Inc., 7.625%, 9/15/2004	$1,813,250
583,000	J.P. Morgan Chase & Co., 7.250%, 8/15/2004	584,258
	TOTAL CORPORATE BONDS	2,397,508
	CORPORATE NOTES--3.2%
	Finance - Securities--2.4%
110,700,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.300% - 1.430%, 10/25/2004 - 2/9/2005	110,698,835
170,000,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.270% - 1.350%, 10/15/2004 - 2/28/2005	169,993,246
	TOTAL	280,692,081
	Food & Beverage--0.2%
22,500,000	McDonald's Corp., 4.545%, 3/7/2005	22,913,691
	Municipal--0.3%
33,000,000	Hudson County, NJ, 1.700%, 9/23/2004	33,002,306
	Pharmaceuticals and Healthcare--0.3%
40,000,000	Merck & Co., Inc., 4.484%, 2/22/2005	40,713,445
	TOTAL CORPORATE NOTES	377,321,523
	GOVERNMENT AGENCIES--3.5%
	Government Agency--3.5%
260,000,000	Federal Home Loan Bank System, 1.300% - 1.600%, 4/1/2005 - 5/16/2005	260,000,000
103,284,000	Federal Home Loan Mortgage Corp., 1.365% - 3.875%, 2/15/2005 - 9/9/2005	103,738,826
55,000,000	Federal National Mortgage Association, 1.360%, 2/15/2005	55,000,000
	TOTAL GOVERNMENT AGENCIES	418,738,826
	LOAN PARTICIPATION--1.2%
	Chemicals--0.3%
29,000,000	DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 1.190% - 1.320%, 8/31/2004 - 11/30/2004	29,000,000
	Electrical Equipment--0.2%
28,000,000	Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.), 1.430%, 5/19/2005	28,000,000
	Finance - Automotive--0.7%
75,000,000	GMAC Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 1.900%, 8/2/2004	74,996,042
5,000,000	General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 1.900%, 8/2/2004	4,999,736
	TOTAL	79,995,778
	TOTAL LOAN PARTICIPATION	136,995,778
Principal Amount		Value
	NOTES - VARIABLE--35.2% [2]
	Banking--21.4%
$1,650,000	1901 4th Ave. Parking LLC, Series 2004, (First Commercial Bank, Birmingham, AL LOC), 1.750%, 8/5/2004	$1,650,000
4,270,000	4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 1.530%, 8/5/2004	4,270,000
2,590,000	AC, Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,590,000
4,760,000	AW Mobile LLC, (SouthTrust Bank of Alabama, Birmingham LOC), 1.894%, 8/6/2004	4,760,000
5,775,000	AlaTrade Foods LLC, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	5,775,000
142,500	Alabama State IDA, (Nichols Research Corp.), (SouthTrust Bank of Alabama, Birmingham LOC), 1.744%, 8/6/2004	142,500
90,000	Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Fleet National Bank LOC), 1.560%, 8/5/2004	90,000
2,000,000	Alexander Development I, LLC, Series 2003, (Union Planters Bank, N.A., Memphis, TN LOC), 1.780%, 8/5/2004	2,000,000
1,046,000	American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 1.520%, 8/5/2004	1,046,000
1,950,000	Avondale Commerce Park, Phase III LLP, Phase III, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	1,950,000
8,500,000	B.R. Williams Trucking, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	8,500,000
3,780,000	BBF LLC, Series 2002, (First Commercial Bank, Birmingham, AL LOC), 1.780%, 8/5/2004	3,780,000
5,445,000	BMW Investments, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.794%, 8/6/2004	5,445,000
4,840,000	Baramax LLC, Series 2002, (Commerce Bank N.A., Cherry Hill, NJ LOC), 1.670%, 8/4/2004	4,840,000
7,290,000	Bethesda Country Club, Inc., Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	7,290,000
20,000,000	Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 1.530%, 8/5/2004	20,000,000
1,025,000	Bissett, William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	1,025,000
5,990,000	Blue Family Holdings LLC, (First Commercial Bank, Birmingham, AL LOC), 1.780%, 8/5/2004	5,990,000
254,000,000	Blue Heron Funding III, Inc., Series 3A, (Guaranteed by WestLB AG), 1.480%, 8/30/2004	254,000,000
92,000,000	Blue Heron Funding V-A Ltd., Class A-2, (Guaranteed by WestLB AG), 1.480%, 8/26/2004	92,000,000
1,960,000	Bluff City Buick, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	1,960,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$2,140,000	Bon Secour Ltd., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	$2,140,000
7,165,000	Bond Holdings LP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.590%, 8/6/2004	7,165,000
9,500,000	Brittany Bay Partners II Ltd., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.640%, 8/5/2004	9,500,000
6,325,000	Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.500%, 8/5/2004	6,325,000
2,849,000	CC Properties LLC, Series 2002 A, Ronald & Phyllis Coleman, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,849,000
3,644,000	CC Properties LLC, Series 2002 B, Thomas & Carolyn Coleman, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	3,644,000
8,725,000	Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 1.780%, 8/5/2004	8,725,000
50,000,000	Calyon, Paris, 1.297%, 8/13/2004	49,983,264
1,420,000	Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 1.780%, 8/5/2004	1,420,000
12,305,000	Capital One Funding Corp., (Bank One N.A. (Chicago) LOC), 1.490%, 8/5/2004	12,305,000
16,991,000	Capital One Funding Corp., (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	16,991,000
6,009,000	Capital One Funding Corp., Series 1996-C, (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	6,009,000
3,470,000	Cattail Creek Country Club, (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	3,470,000
6,200,000	Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 1.620%, 8/5/2004	6,200,000
5,010,000	Century Drive Associates, Series 2001, (Commerce Bank N.A., Cherry Hill, NJ LOC), 1.620%, 8/4/2004	5,010,000
20,500,000	Charlie N. McGlamry, Series 2003, (Columbus Bank and Trust Co., GA LOC), 1.780%, 8/5/2004	20,500,000
4,200,000	Christian Life Assembly of the Assemblies of God, Series 2003, (Fulton Bank LOC), 1.640%, 8/5/2004	4,200,000
11,605,000	Church at Brook Hills, (SouthTrust Bank of Alabama, Birmingham LOC), 1.794%, 8/6/2004	11,605,000
4,900,000	Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 1.700%, 8/5/2004	4,900,000
4,850,000	Columbus, GA Development Authority, Woodmont Properties, LLC, Series 2000, (Columbus Bank and Trust Co., GA LOC), 1.734%, 8/5/2004	4,850,000
3,650,000	Commerce Towers LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	3,650,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$6,750,000	Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	$6,750,000
8,850,000	Consolidated Publishing Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.844%, 8/6/2004	8,850,000
1,380,000	Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	1,380,000
6,840,000	Continental Downtown Properties, Series 2000, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	6,840,000
9,025,000	Cullman Shopping Center, Inc., Series 2002, (First Commercial Bank, Birmingham, AL LOC), 1.780%, 8/5/2004	9,025,000
4,370,000	DLR Investments, Inc., Series 2000, Ripley Crossing Project, (Bank One N.A. (Chicago) LOC), 1.580%, 8/5/2004	4,370,000
5,165,000	Dellridge Care Center LP, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	5,165,000
165,000,000	DePfa Bank PLC, 1.270%, 9/15/2004	165,000,000
6,860,000	Dewberry IV LP, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	6,860,000
25,000,000	Dexia Bank, Belgium, 1.294%, 8/2/2004	24,995,755
7,320,000	ERC Real Estate LLC, (Key Bank, N.A. LOC), 1.530%, 8/5/2004	7,320,000
55,000	Edgefield County, SC, Series 1997 (Bondex Inc Project), (HSBC Bank USA LOC), 1.600%, 8/5/2004	55,000
3,425,000	Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	3,425,000
4,365,000	Engle Printing & Publishing, Series 2003, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	4,365,000
3,335,000	First Baptist Church of Mt. Olive, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	3,335,000
4,837,000	First Baptist Church of West Monroe, LA, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	4,837,000
8,495,000	Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	8,495,000
3,203,000	Frank Parsons Paper Co., Inc., Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	3,203,000
1,140,000	Franklin County, PA IDA, Series 2001B Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	1,140,000
6,350,000	G&R Investments of Bay County LLC, Series 2004, (Columbus Bank and Trust Co., GA LOC), 1.780%, 8/4/2004	6,350,000
3,505,000	Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	3,505,000
2,021,000	Gateway Foods, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,021,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$3,000,000	Georgetown Real Estate Holdings Ltd., (SouthTrust Bank of Alabama, Birmingham LOC), 1.794%, 8/6/2004	$3,000,000
5,825,000	Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 1.500%, 8/5/2004	5,825,000
3,290,000	Gesmundo & Associates, Inc., Series A, (National City Bank, Michigan/Illinois LOC), 1.490%, 8/5/2004	3,290,000
6,990,000	Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 1.630%, 8/5/2004	6,990,000
14,400,000	Greene County Development Authority, Reynolds Lodge, LLC Series 2000 A, (U.S. Bank N.A., Cincinnati LOC), 1.530%, 8/4/2004	14,400,000
1,935,000	Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/4/2004	1,935,000
1,020,000	Guilford Capital LLC, Series 2002 - D, (Regions Bank, Alabama LOC), 1.680%, 8/5/2004	1,020,000
3,335,000	Guilford Capital LLC, Series 2002 - E, (Regions Bank, Alabama LOC), 1.680%, 8/5/2004	3,335,000
8,940,000	H.C. Equities LP, (Wachovia Bank N.A. LOC), 1.480%, 8/5/2004	8,940,000
239,000,000	HBOS Treasury Services PLC, 1.140% - 1.579%, 8/2/2004 - 9/24/2004	239,000,000
8,580,000	HFS Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	8,580,000
7,305,000	HP Huntsville LLC, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	7,305,000
8,500,000	Hanna Steel Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 1.794%, 8/6/2004	8,500,000
12,600,000	Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 1.780%, 8/5/2004	12,600,000
4,540,000	Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	4,540,000
8,870,000	Healthcare Funding LLC, Series 1999, (National City Bank, Michigan/Illinois LOC), 1.490%, 8/5/2004	8,870,000
8,865,000	Healthcare Network Properties LLC, (Series A), (National City Bank, Michigan/Illinois LOC), 1.490%, 8/5/2004	8,865,000
17,790,000	ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 1.780%, 8/5/2004	17,790,000
810,000	Ilsco Corp., (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/5/2004	810,000
3,700,000	Indian Hills Country Club, Series 2000, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	3,700,000
915,000	J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.430%, 8/5/2004	915,000
14,690,000	JFK Family Borrowing LLP, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	14,690,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$6,000,000	Jack W. Kidd, Series 2003, (First Commercial Bank, Birmingham, AL LOC), 1.780%, 8/5/2004	$6,000,000
7,281,290	Katie Realty LLC, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	7,281,290
3,735,000	Kenwood Country Club, Inc., 5.10 Series 1999, (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/5/2004	3,735,000
6,730,000	Kress Building LLC, Series 2004, (First Commercial Bank, Birmingham, AL LOC), 1.780%, 8/5/2004	6,730,000
4,000,000	Lake Sherwood Senior Living Center LLC, (Union Planters Bank, N.A., Memphis, TN LOC), 1.800%, 8/5/2004	4,000,000
6,720,000	Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 1.480%, 8/6/2004	6,720,000
3,010,000	Lincoln Park, (Bank One N.A. (Chicago) LOC), 1.690%, 8/5/2004	3,010,000
4,970,000	M & C Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	4,970,000
319,000,000	MONET Trust, Series 2000-1, (Dresdner Bank AG, Frankfurt Swap Agreement), 1.656%, 9/28/2004	319,000,000
4,905,000	Mac Churchill Properties North Ltd., Series 2002, (SouthTrust Bank of Alabama, Birmingham LOC), 1.894%, 8/6/2004	4,905,000
4,250,000	Marion County, FL IDA, (Amsouth Bank N.A., Birmingham LOC), 1.640%, 8/5/2004	4,250,000
10,800,000	Maryland Industrial Development Financing Authority, Avalon Pharmaceutical, Inc., Series 2003, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	10,800,000
3,130,000	Maryland Industrial Development Financing Authority, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	3,130,000
21,205,000	Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	21,205,000
16,000,000	Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	16,000,000
5,910,000	Maryland State Economic Development Corp., Shire Us Inc. Series 2000 A, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	5,910,000
2,805,000	Mayer Properties LLP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.794%, 8/6/2004	2,805,000
3,430,000	McClatchy-Avondale Corp., Series1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	3,430,000
10,635,000	McCullough Oil Bond Issue LLC, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	10,635,000
6,940,000	McCullough Snappy Service Oil Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.744%, 8/6/2004	6,940,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$10,700,000	Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 1.500%, 8/5/2004	$10,700,000
4,265,000	Miller, James & Deborah, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	4,265,000
2,835,000	Montgomery, AL IDB, (SouthTrust Bank of Alabama, Birmingham LOC), 1.500%, 8/5/2004	2,835,000
10,025,000	Mountain Christian Church, Series 2003, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	10,025,000
3,935,000	Neron Real Estate LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	3,935,000
6,775,000	North American Gulf Terminals, Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.730%, 8/5/2004	6,775,000
8,250,000	ORIS Automotive Parts AL Ltd., (Amsouth Bank N.A., Birmingham LOC), 1.680%, 8/5/2004	8,250,000
3,120,000	Oaklawn Hospital, MI, Series 2000 A, (Standard Federal Bank, N.A. LOC), 1.570%, 8/4/2004	3,120,000
4,750,000	Old South Country Club, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	4,750,000
7,000,000	Olive Baptist Church, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	7,000,000
19,040,000	Omni, HC, Inc., (Columbus Bank and Trust Co., GA LOC), 1.730%, 8/5/2004	19,040,000
2,688,500	Orange Beach Marina, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,688,500
15,000,000	Palmetto Net, Inc., (National Bank of South Carolina LOC), 1.744%, 8/5/2004	15,000,000
5,500,000	Pelham Retail Group LLC, (First Commercial Bank, Birmingham, AL LOC), 1.780%, 8/5/2004	5,500,000
8,365,000	Perfect Properties LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	8,365,000
2,755,000	Quality Synthetic Rubber Co., Series 2000, (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/5/2004	2,755,000
7,650,000	Reiser Group Sonic Management Co., Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	7,650,000
3,460,000	Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 1.780%, 8/5/2004	3,460,000
1,300,000	Room One Corp., Series 2001, (Fulton Bank LOC), 1.890%, 8/6/2004	1,300,000
55,000,000	Royal Bank of Canada, Montreal, 1.343%, 8/10/2004	55,000,000
46,000,000	Royal Bank of Scotland PLC, Edinburgh, 1.280%, 8/9/2004	45,988,125
610,000	Sandridge Food Corp., (National City Bank, Ohio LOC), 1.520%, 8/5/2004	610,000
20,315,000	Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 1.780%, 8/5/2004	20,315,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$18,000,000	Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 1.780%, 8/5/2004	$18,000,000
8,225,000	Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	8,225,000
125,000,000	Societe Generale, Paris, 1.298% - 1.338%, 8/10/2004 - 8/17/2004	124,983,046
4,900,000	Southeastern Partners Realty I, II, III, Series 2003, (Bank of North Georgia LOC), 1.780%, 8/5/2004	4,900,000
4,265,000	Southwest Atlanta E.O.C., Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.730%, 8/5/2004	4,265,000
13,490,000	Spectra Gases, Inc., (Commerce Bank N.A., Cherry Hill, NJ LOC), 1.620%, 8/4/2004	13,490,000
7,555,000	Spencer Cos., Inc., Series 2001, (First Commercial Bank, Birmingham, AL LOC), 1.630%, 8/5/2004	7,555,000
3,200,000	Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 1.500%, 8/5/2004	3,200,000
1,390,000	TLC Realty LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	1,390,000
5,780,000	Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	5,780,000
500,000	Taxable Floating Rate Notes, Series 2002-H1, Becker, MN PCR, (Bank of New York Swap Agreement), 1.600%, 8/4/2004	500,000
1,575,000	Taxable Floating Rate Notes, Series 2002-H2, Becker, MN PCR, (Bank of New York Swap Agreement), 1.600%, 8/4/2004	1,575,000
10,960,000	Team Rahal, Inc., Series 2002, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	10,960,000
10,300,000	Test Associates, Series 2002, (Fulton Bank LOC), 1.640%, 8/5/2004	10,300,000
4,550,000	Thomas Pipe and Steel LLC, Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	4,550,000
4,000,000	Thomaston-Upson County, GA IDA, Atlantic Paper & Foil Project, (RBC Centura Bank LOC), 1.780%, 8/5/2004	4,000,000
20,000,000	Thorn Finance S.A., (J.P. Morgan Chase Bank Swap Agreement), 1.550%, 9/22/2004	19,999,981
5,260,000	Town Development, Inc., Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	5,260,000
3,300,000	University Church of Christ, (SouthTrust Bank of Alabama, Birmingham LOC), 1.692%, 8/6/2004	3,300,000
1,300,000	Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 1.470%, 8/4/2004	1,300,000
12,360,000	Village of Bartlett, IL, Bartlett Quarry Redevelopemt Project Series 2000, (Lasalle Bank, N.A. LOC), 1.700%, 8/4/2004	12,360,000
67,000	Vista Funding Corp., Series 1994-A, (Fifth Third Bank, Cincinnati LOC), 1.520%, 8/5/2004	67,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$2,540,000	Vulcan, Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	$2,540,000
11,740,000	WCN Properties, Inc., Series 2, (Fulton Bank LOC), 1.640%, 8/5/2004	11,740,000
9,267,500	WCN Properties, Inc., Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	9,267,500
4,920,000	WMMT Properties LP, Series 2003, (FirstMerit Bank, N.A. LOC), 1.530%, 8/5/2004	4,920,000
112,000,000	Wells Fargo & Co., 1.389% - 1.450%, 8/2/2004 - 8/16/2004	112,000,000
6,870,000	West Shore Country Club, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	6,870,000
100,000,000	Westpac Banking Corp. Ltd., Sydney, 1.408%, 9/13/2004	100,000,000
14,620,000	William Hill Manor, Inc., Series 1998, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	14,620,000
7,500,000	Wilsbach Distributors, Inc., Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.583%, 8/4/2004	7,500,000
8,375,000	York County, PA IDA, Series 2003-B, 1.570%, 8/5/2004	8,375,000
65,000	York County, PA IDA, U L Holdings, LLC Series 2000 B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.630%, 8/6/2004	65,000
16,300,000	Yorktown Building Holding Co. LLC, (Columbus Bank and Trust Co., GA LOC), 1.780%, 8/5/2004	16,300,000
	TOTAL	2,553,671,961
	Brokerage--3.4%
101,500,000	Merrill Lynch & Co., Inc., 1.360% - 1.513%, 8/4/2004 - 8/11/2004	101,500,000
311,000,000	Morgan Stanley, 1.360% - 1.460%, 8/2/2004 - 8/27/2004	311,000,000
	TOTAL	412,500,000
	Finance - Automotive--0.4%
44,000,000	GMAC Residential Funding Corp., (Guaranteed by General Motors Acceptance Corp.), 2.150%, 10/1/2004	44,000,000
	Finance - Commercial--2.4%
95,000,000	GE Capital Assurance Co., (Guaranteed by General Electric Capital Corp.), 1.285% - 1.453%, 8/9/2004 - 8/10/2004	95,000,000
20,000,000	GE Life and Annuity Assurance Co., (Guaranteed by General Electric Capital Corp.), 1.400%, 9/1/2004	20,000,000
169,000,000	General Electric Capital Corp., 1.450% - 1.490%, 8/9/2004 - 8/17/2004	169,000,000
	TOTAL	284,000,000
	Finance - Retail--0.6%
43,000,000	AFS Insurance Premium Receivables Trust, (Series 1994-A), 1.936%, 8/16/2004	43,000,000
25,000,000	Paradigm Funding LLC, 1.422%, 8/30/2004	25,000,000
	TOTAL	68,000,000
Principal Amount or Shares		Value
	NOTES - VARIABLE--continued [2]
	Finance - Securities--3.9%
$25,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.483%, 8/23/2004	$25,001,367
118,600,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.305% - 1.329%, 8/2/2004 - 8/3/2004	118,593,375
325,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.239% - 1.440%, 8/2/2004 - 8/17/2004	324,981,392
	TOTAL	468,576,134
	Insurance--3.1%
40,000,000	AEGON NV, 1.440%, 8/13/2004	40,057,000
12,000,000	Allstate Life Insurance Co., 1.500%, 8/2/2004	12,000,000
25,000,000	GE Capital Assurance Co., 1.360%, 8/2/2004	25,000,000
25,000,000	Hartford Life Insurance Co., 1.349% - 1.480%, 8/2/2004 - 9/1/2004	25,000,000
15,000,000	Jackson National Life Insurance Co., 1.516%, 8/23/2004	15,000,000
45,000,000	Metropolitan Life Insurance Co., 1.339% - 1.740%, 8/2/2004 - 10/1/2004	45,000,000
35,000,000	Monumental Life Insurance Co., 1.440% - 1.700%, 8/31/2004 - 10/1/2004	35,000,000
50,000,000	New York Life Insurance Co., 1.390%, 8/27/2004 - 9/1/2004	50,000,000
35,000,000	Pacific Life Global Funding, 1.350%, 8/4/2004	35,002,795
25,000,000	Transamerica Occidental Life Insurance Co., 1.740%, 10/1/2004	25,000,000
65,000,000	Travelers Insurance Co., 1.460% - 1.686%, 9/3/2004 - 9/28/2004	65,000,000
	TOTAL	372,059,795
	TOTAL NOTES - VARIABLE	4,202,807,890
	MUTUAL FUND--0.8%
	Asset Management--0.8%
100,000,000	Nations Cash Reserves	100,000,000
	TIME DEPOSIT--3.7%
	Banking--3.7%
$100,000,000	Bayerische Hypotheken-und Vereinsbank AG, 1.313%, 8/2/2004	100,000,000
100,000,000	Marshall & Ilsley Bank, Milwaukee, 1.213%, 8/2/2004	100,000,000
100,000,000	Societe Generale, Paris, 1.313%, 8/2/2004	100,000,000
145,000,000	WestLB AG, 1.313%, 8/2/2004	145,000,000
	TOTAL TIME DEPOSIT	445,000,000
Principal Amount		Value
	REPURCHASE AGREEMENTS--4.7%
$128,130,000	Interest in $1,500,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.380%, dated 7/30/2004 to be repurchased at $128,144,735 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2034, collateral market value $1,534,601,298	$128,130,000
75,000,000	Interest in $1,240,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.340%, dated 7/30/2004 to be repurchased at $75,008,375 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2021, collateral market value $1,266,585,190	75,000,000
10,000,000	Interest in $500,000,000 joint repurchase agreement with State Street Bank and Trust Co., 1.270%, dated 7/30/2004 to be repurchased at $10,001,058 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2026, collateral market value $513,429,162	10,000,000
250,000,000	Interest in $400,000,000 joint repurchase agreement with UBS Securities LLC, 1.320%, dated 7/30/2004 to be repurchased at $250,027,500 on 8/2/2004, collateralized by a U.S. Treasury Obligation with a maturity of 5/15/2007, collateral market value $408,001,256	250,000,000
100,000,000	Interest in $300,000,000 joint repurchase agreement with UBS Securities LLC, 1.350%, dated 7/30/2004 to be repurchased at $100,011,250 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/15/2034, collateral market value $309,001,426	100,000,000
	TOTAL REPURCHASE AGREEMENTS	563,130,000
	TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [3]	11,934,674,447
	OTHER ASSETS AND LIABILITIES - NET--0.1%	15,537,250
	TOTAL NET ASSETS--100%	$11,950,211,697

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

2 Current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:

IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Summary Tables
Tax-Free Obligations Fund

At July 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
Variable Rate Demand Instruments	82.6%
Municipal Bonds/Notes	17.3%
Commercial Paper	0.1%
TOTAL		100%

At July 31, 2004, the fund's credit quality ratings 3 composition was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A1+	55.9%	P-1	94.2%
A1	37.6%	P-2	0.0%
A2	0.2%	Not Rated by Moody's	5.8%
Not Rated by S&P	6.3%
TOTAL	100%	TOTAL	100%

At July 31, 2004, the fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of		Percentage of Total Investments [2]
1-7 days	82.8%
8-30 days	1.1%
31-90 days	6.0%
91-180 days	4.0%
181+ days	6.1%
TOTAL		100%

1 See the fund's prospectus for a description of Variable Rate Demand Instruments, Municipal Notes, and Commercial Paper.

2 Percentages are based on total investments, which may differ from total net assets.

3 The table depicts the short-term, credit-quality ratings assigned to the fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). Rated securities include a security issued by an issuer, obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit-quality ratings rate the risk that a security will default in payment and do not address other risks presented by the security.

The table depicts the short-term, credit-quality ratings as assigned only by the NRSRO identified in the table. Thus, holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Securities that have only long-term rating from the NRSRO also have been included in the "Not rated by..." category.

At July 31, 2004, securities that were not assigned short-term ratings by any NRSRO comprised 3.8% of the fund's total investments.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments
Tax-Free Obligations Fund

July 31, 2004

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.1% [1]
		Alabama--4.3%
$1,000,000		Alabama HFA Single Family, (Series 2000A),Turtle Lake, Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC)	$1,000,000
8,000,000		Alabama State Public School & College Authority, (PA-918R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	8,000,000
500,000		Alabama State Public School & College Authority, PUTTER's (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ)	500,000
715,000		Anniston, AL, IDB, (Series 1989-A), Weekly VRDNs (Union Foundry Co.)/(Amsouth Bank N.A., Birmingham LOC)	715,000
19,820,000		Birmingham, AL Airport Authority (Series 2003A), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	19,820,000
11,500,000		Birmingham, AL Downtown Redevelopment Authority (Series 2002), Weekly VRDNs (The UAB Educational Foundation)/(Regions Bank, Alabama LOC)	11,500,000
78,000,000		Birmingham, AL Medical Clinic Board, Weekly VRDNs (University of Alabama Health System)/(Amsouth Bank N.A., Birmingham LOC)	78,000,000
3,500,000		Birmingham, AL, Tax Increment Financing District I, Weekly VRDNs (MBIA Insurance Corp. INS)/(SouthTrust Bank of Alabama, Birmingham LIQ)	3,500,000
600,000		Columbia, AL IDB, PCR (Series 1999C), Daily VRDNs (Alabama Power Co.)	600,000
35,000,000		Jefferson County, AL Sewer System, Warrants (Series 2003-B-2), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ)	35,000,000
600,000		Jefferson County, AL Sewer System, Warrants (Series 2003-B-4), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of New York LIQ)	600,000
5,000,000		Jefferson County, AL Sewer System, Warrants (Series 2003-B-5), Weekly VRDNs (XL Capital Assurance Inc. INS)/(State Street Bank and Trust Co. LIQ)	5,000,000
10,500,000		Jefferson County, AL Sewer System, Warrants (Series 2003-B-7), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Lloyds TSB Bank PLC, London LIQ)	10,500,000
6,950,000		Jefferson County, AL Sewer System, Floater Certificates (Series 2000-352), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	6,950,000
51,700,000		Jefferson County, AL Sewer System, Warrants (Series C-3), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of America N.A. LIQ)	51,700,000
24,500,000		Jefferson County, AL Sewer System, Warrants (Series C-6), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ)	24,500,000
15,400,000		Jefferson County, AL Sewer System, Warrants (Series C-7), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Regions Bank, Alabama LIQ)	15,400,000
6,445,000		Jefferson County, AL, (PT-1772), Weekly VRDNs (MBIA Insurance Corp. INS)/(WestLB AG LIQ)	6,445,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Alabama--continued
$360,000		Magnolia Ridge Improvement District, AL (Series 2002), Weekly VRDNs (SouthTrust Bank of Alabama, Birmingham LOC)	$360,000
445,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994), Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC)	445,000
9,000,000		Mobile, AL IDB, PCR (Series 1993B), Weekly VRDNs (Alabama Power Co.)	9,000,000
2,600,000		Mobile, AL Spring Hill College Educational Building Authority (Series 2004B), Weekly VRDNs (Spring Hill College, AL)/(Regions Bank, Alabama LOC)	2,600,000
2,500,000		Mobile, AL, Class A Certificates (Series 2002-197), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)	2,500,000
22,500,000		Montgomery, AL ALAHA Special Care Facilities Financing Authority (Series 2003-A), Weekly VRDNs (Gulf Health Hospitals, Inc.)/(Regions Bank, Alabama LOC)	22,500,000
1,000,000		Port City Medical Clinic Board of Mobile, AL (Series 1998B), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	1,000,000
22,140,000		Southeast Alabama Gas District (Series 2003B), Weekly VRDNs (XL Capital Assurance Inc. INS)/(SouthTrust Bank of Alabama, Birmingham LIQ)	22,140,000
3,597,000		Tuscaloosa County, AL Automotive Corridor IDA (Series 2002), Weekly VRDNs (MBIA Insurance Corp. INS)/(SouthTrust Bank of Alabama, Birmingham LIQ)	3,597,000
940,000		Tuscaloosa County, AL Port Authority (Series 1989A), Weekly VRDNs (Capstone Hotel Ltd.)/(SouthTrust Bank of Alabama, Birmingham LOC)	940,000
		TOTAL	344,812,000
		Alaska--0.3%
4,655,000		Alaska International Airports System, (PT-1397) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,655,000
21,000,000		Alaska State Housing Finance Corp., MERLOTS (Series 1999D), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	21,000,000
		TOTAL	25,655,000
		Arizona--1.5%
1,250,000		Apache County, AZ IDA, (Series 1983A), Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	1,250,000
7,000,000		Apache County, AZ IDA (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	7,000,000
1,700,000		Arizona Health Facilities Authority, Weekly VRDNs (University Physicians, Inc.)/(Bank One N.A. (Chicago) LOC)	1,700,000
4,000,000		Arizona Health Facilities Authority (Series 2002), Weekly VRDNs (Royal Oaks Life Care Community)/(Lasalle Bank, N.A. LOC)	4,000,000
3,000,000		Arizona Health Facilities Authority, Pooled Loan Program Revenue Bonds (Series 1985B), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Arizona--continued
$5,925,000		Chandler, AZ IDA (Series 2000), Weekly VRDNs (River Ranch Apartments)/(FHLMC LOC)	$5,925,000
21,000,000		Maricopa County, AZ Community College District, (PT-388), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	21,000,000
12,085,000		Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC)	12,085,000
30,000,000		Maricopa County, AZ, IDA, PUTTERs (Series 420), Weekly VRDNs (Catholic Healthcare West)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase Bank LOC)	30,000,000
2,450,000		Phoenix, AZ IDA (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC)	2,450,000
4,940,000		Pima County, AZ IDA (Series 2000A), Weekly VRDNs (Broadway Proper Congregate)/(State Street Bank and Trust Co. LOC)	4,940,000
4,000,000		Pima County, AZ IDA (Series 2002A), Weekly VRDNs (La Posada at Park Centre, Inc.)/(Lasalle Bank, N.A. LOC)	4,000,000
1,500,000		Sierra Vista, AZ IDA (Series 2001A), Mountain Steppes Apartments, Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC)	1,500,000
14,000,000		Tempe, AZ IDA (Series 2002C), Weekly VRDNs (Friendship Village of Tempe)/(Lasalle Bank, N.A. LOC)	14,000,000
4,000,000		Tucson, AZ IDA (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/(FHLMC LOC)	4,000,000
		TOTAL	116,850,000
		Arkansas--0.1%
11,240,000		Fayetteville, AR Public Facilities Board (Series 2002), Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank N.A., Cincinnati LOC)	11,240,000
		California--5.0%
19,900,000		California State Department of Water Resources Power Supply Program (Series 2002 C-2), Weekly VRDNs (AMBAC INS)/(WestLB AG LIQ)	19,900,000
6,560,000		California State Department of Water Resources Power Supply Program (Series 2002 C-6), Weekly VRDNs (AMBAC INS)/(Landesbank Baden-Wuerttemberg LIQ)	6,560,000
8,070,000		California State Department of Water Resources Power Supply Program (Series 2002 C-8), Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	8,070,000
100,000,000		California State (Series 2004), FR/RI-L27, Weekly VRDNs (California State Fiscal Recovery Fund)/(Lehman Brothers Holdings, Inc. LIQ)	100,000,000
41,400,000		California State, Economic Recovery Bonds (Series 2004C-11), Weekly VRDNs (California State Fiscal Recovery Fund)/(BNP Paribas SA LOC)	41,400,000
6,000,000		California State, Economic Recovery Bonds (Series 2004C-12), Weekly VRDNs (California State Fiscal Recovery Fund)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ)	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--continued
$95,000,000		California State, Economic Recovery Bonds (Series 2004C-20), Weekly VRDNs (California State Fiscal Recovery Fund)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ)	$95,000,000
114,975,000		California Statewide Communities Development Authority (Series 2004 L-39), Weekly VRDNs (Riverside County, CA)/(Lehman Brothers Holdings, Inc. LIQ)	114,975,000
8,695,000		Los Angeles County, CA Metropolitan Transportation Authority (Series 2001-JPMC2), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	8,695,000
		TOTAL	400,600,000
		Colorado--1.8%
3,125,000		Colorado Health Facilities Authority (Series 1998C-1), Weekly VRDNs (Developmental Disabilities Center)/(Bank One N.A. (Chicago) LOC)	3,125,000
16,000,000	[2]	Colorado State (Series FR/RI-L48J), 1.20% TOBs (Lehman Brothers Holdings, Inc. LIQ), Optional Tender 10/13/2004	16,000,000
1,325,000		Denver (City & County), CO, 1.60% TOBs (Blake Street Compendium)/(Key Bank, N.A. LOC), Optional Tender 12/15/2004	1,325,000
100,000,000		Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004), FR/RI-F7J, Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)	100,000,000
2,800,000		Holland Creek Metropolitan District, CO (Series 2001), Weekly VRDNs (Bank of America N.A. LOC)	2,800,000
7,495,000		Park Creek Metropolitan District, CO, (PT-1871), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	7,495,000
13,170,000		Westminster, CO, (PT-467), Weekly VRDNs (Cascade Village Apartments)/ (FHLMC GTD)/(FHLMC LIQ)	13,170,000
		TOTAL	143,915,000
		Connecticut--1.0%
1,600,000		Connecticut Development Authority Health Care Revenue (Series 1993A), Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC)	1,600,000
31,575,000		Connecticut State HFA (Series 2002 D-1), Weekly VRDNs (AMBAC INS)/ (Federal Home Loan Bank of Boston LIQ)	31,575,000
10,545,000		Connecticut State (Series 2001A), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	10,545,000
37,460,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (Series 2003-1), Weekly VRDNs (AMBAC INS)/(WestLB AG LIQ)	37,460,000
		TOTAL	81,180,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		District of Columbia--1.5%
$17,080,000		District of Columbia (Series 1985), Weekly VRDNs (American University)/(AMBAC INS)/(WestLB AG LIQ)	$17,080,000
5,660,000		District of Columbia (Series 1999), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(Bank of America N.A. LIQ)	5,660,000
5,610,000		District of Columbia (Series 1999), Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,610,000
4,500,000		District of Columbia (Series 1999C), Weekly VRDNs (George Washington University)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	4,500,000
12,135,000		District of Columbia (Series 2001C), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	12,135,000
16,850,000		District of Columbia (Series 2001D), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	16,850,000
56,150,000		District of Columbia (Series 2002D), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	56,150,000
3,575,000		District of Columbia, Revenue Bonds (Series 1997B), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	3,575,000
		TOTAL	121,560,000
		Florida--6.2%
14,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT), (Series 1998-9), 1.08% TOBs (Florida State Board of Education Capital Outlay)/(FSA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 1/12/2005	14,000,000
3,920,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT), (Series 1999-11), Weekly VRDNs (Tampa Bay, FL Water Utility System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	3,920,000
18,505,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT), (Series 2002-24), Weekly VRDNs (Escambia County, FL)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	18,505,000
10,000,000		Brevard County, FL Educational Facilities Authority (Series B), Weekly VRDNs (Florida Institute of Technology)/(Bank of America N.A. LOC)	10,000,000
5,455,000		Brevard County, FL HFA, (PT-472), Weekly VRDNs (Palm Place Apartments)/(FHLMC GTD)/(FHLMC LIQ)	5,455,000
6,100,000		Broward County, FL HFA (Series 1997), Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC)	6,100,000
2,640,000		Dade County, FL HFA, (PT-1770), Weekly VRDNs (Baptist Hospital of Miami, FL)/(MBIA Insurance Corp. INS)/(WestLB AG LIQ)	2,640,000
1,850,000		Dade County, FL IDA (Series 1985D), Weekly VRDNs (Dolphins Stadium)/(Societe Generale, Paris LOC)	1,850,000
33,445,000		Dade County, FL IDA (Series 1993), Daily VRDNs (Florida Power & Light Co.)	33,445,000
6,000,000		Davie, FL (Series 2003), Weekly VRDNs (United Jewish Community of Broward County, Inc.)/(Bank of America N.A. LOC)	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Florida--continued
$5,305,000		Escambia County, FL Utilities Authority, (PT-2003), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	$5,305,000
10,460,000		Eustis Health Facilities Authority, FL (Series 1985), Weekly VRDNs (Waterman Medical Center)/(SunTrust Bank LOC)	10,460,000
6,580,000		Eustis Health Facilities Authority, FL (Series 1992), Weekly VRDNs (Florida Hospital/Waterman, Inc.)/(SunTrust Bank LOC)	6,580,000
8,200,000		Florida HFA (1985 Series YY), Weekly VRDNs (Monterey Meadows Apartments, FL)/(FNMA LOC)	8,200,000
9,000,000	[2]	Florida Housing Finance Corp., (PT-481), 1.30% TOBs (Oaks at Mill Creek Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/2/2004	9,000,000
9,545,000		Florida State Board of Education Lottery, (PT-1527), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	9,545,000
3,520,000		Florida State Department of Environmental Protection, (PA-414), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	3,520,000
575,000		Gulf Breeze, FL (Series 1985E), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ)	575,000
39,045,000		Highlands County, FL Health Facilities Authority (Series 1996A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	39,045,000
24,835,000		Highlands County, FL Health Facilities Authority (Series 1997-A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	24,835,000
12,005,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2003B), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	12,005,000
11,300,000		Hillsborough County, FL IDA (Series 2001), Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC)	11,300,000
5,000,000		Jacksonville, FL EDC (Series 2003), Weekly VRDNs (YMCA of Florida's First Coast)/(Bank of America N.A. LOC)	5,000,000
5,100,000		Jacksonville, FL HFDC, Weekly VRDNs (River Garden Project)/(Wachovia Bank N.A. LOC)	5,100,000
6,000,000		Lee County, FL IDA (Series 1999B), Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC)	6,000,000
10,000,000		Lee County, FL IDA (Series 2002), Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC)	10,000,000
6,925,000		Manatee County, FL HFA (Series 1990A), Weekly VRDNs (Harbour Pointe)/(Credit Suisse First Boston LOC)	6,925,000
2,635,000		Martin County, FL IDA (Series 2001), Weekly VRDNs (Young Men's Christian Association of the Treasure Coast, FL)/(SunTrust Bank LOC)	2,635,000
2,695,000		Miami, FL Health Facilities Authority, Health Facilities Revenue Bonds (Series 1992), Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC)	2,695,000
4,395,000		Miami-Dade County, FL Educational Facilities Authority, (PT-2097), Weekly VRDNs (University of Miami)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,395,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Florida--continued
$10,250,000		Orange County, FL IDA (Series 2002), Weekly VRDNs (Catholic Diocese of Orlando)/(SunTrust Bank LOC)	$10,250,000
10,000,000		Orange County, FL IDA (Series 2004), Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC)	10,000,000
9,700,000		Palm Beach County, FL IDA (Series 2002), Weekly VRDNs (The Children's Home Society of Florida)/(Wachovia Bank N.A. LOC)	9,700,000
11,800,000		Palm Beach County, FL (Series 2000), Weekly VRDNs (Norton Gallery and School of Art, Inc.)/(Bank of America N.A. LOC)	11,800,000
5,500,000		Palm Beach County, FL (Series 2001), Weekly VRDNs (Hospice of Palm Beach County, Inc.)/(Northern Trust Co., Chicago, IL LOC)	5,500,000
4,500,000		Palm Beach County, FL (Series 2003), Weekly VRDNs (Benjamin Private School, Inc.)/(Bank of America N.A. LOC)	4,500,000
7,000,000		Palm Beach County, FL (Series 2003), Weekly VRDNs (Morse Obligated Group)/(Key Bank, N.A. LOC)	7,000,000
5,000,000		Pasco County, FL School Board, Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	5,000,000
4,190,000		Pinellas County, FL Health Facility Authority (Series 1987), Weekly VRDNs (St. Mark Village Project)/(Bank of America N.A. LOC)	4,190,000
7,800,000		Santa Rosa County, FL, Health Facilities Revenue Bonds, Weekly VRDNs (Baptist Hospital, Inc. (FL))/(Bank of America N.A. LOC)	7,800,000
97,225,000		St. Lucie County, FL PCR (Series 2000), Daily VRDNs (Florida Power & Light Co.)	97,225,000
6,990,000		St. Petersburg, FL HFA (Series 1997), Weekly VRDNs (Manorah Manor)/(SunTrust Bank LOC)	6,990,000
2,495,000		Tampa Bay, FL Water Utility System, (PA-576), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,495,000
8,720,000		Volusia County, FL Education Facility Authority (Series 2001), Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC)	8,720,000
14,620,000		Volusia County, FL Health Facilities Authority (Series 1994A), Weekly VRDNs (Southwest Volusia Healthcare Corp.)/(SunTrust Bank LOC)	14,620,000
5,900,000		West Orange, FL Healthcare District (Series 1999B), Weekly VRDNs (SunTrust Bank LOC)	5,900,000
		TOTAL	496,725,000
		Georgia--4.0%
4,000,000		Augusta, GA HFA (Series 19998), Weekly VRDNs (Sterling Ridge Apartments)/(Amsouth Bank N.A., Birmingham LOC)	4,000,000
33,620,000		Burke County, GA Development Authority, PCRBs (Series 1993A), Weekly VRDNs (Oglethorpe Power Corp.)/(FGIC INS)/(Canadian Imperial Bank of Commerce LIQ)	33,620,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Georgia--continued
$3,900,000		Cobb-Marietta, GA Coliseum & Exhibit Hall Authority (Series 1996A), Weekly VRDNs (MBIA Insurance Corp. INS)/(SunTrust Bank LIQ)	$3,900,000
5,300,000		Columbus, GA Hospital Authority (Series 2000), Weekly VRDNs (St. Francis Hospital, Inc., GA)/(SunTrust Bank LOC)	5,300,000
2,000,000		Dalton, GA Development Authority (Series 2003B), Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC)	2,000,000
3,445,000		De Kalb County, GA Development Authority, Weekly VRDNs (Lifesouth Community Blood Centers, Inc.)/(SunTrust Bank LOC)	3,445,000
23,250,000		De Kalb Private Hospital Authority, GA (Series 1994B), Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC)	23,250,000
6,820,000		Fulco, GA Hospital Authority (Series 1999), Weekly VRDNs (Piedmont Hospital)/(SunTrust Bank LOC)	6,820,000
1,360,000		Fulton County, GA Development Authority (Series 1998), Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC)	1,360,000
6,000,000		Fulton County, GA Development Authority (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC)	6,000,000
36,245,000		Fulton County, GA Housing Authority, (PT-469), Weekly VRDNs (Cimarron & Monterey Apartments)/(FHLMC GTD)/(FHLMC LIQ)	36,245,000
9,000,000		Fulton County, GA Housing Authority (Series 1996), Weekly VRDNs (Hampton Hills Apartments)/(FHLMC LOC)	9,000,000
2,200,000		Fulton County, GA IDA, Weekly VRDNs (Automatic Data Processing, Inc.)	2,200,000
10,500,000		Gainesville, GA Redevelopment Authority (Series 1999), Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC)	10,500,000
12,200,000		Georgia State Municipal Gas Authority (Series A), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	12,200,000
23,835,000		Georgia State Municipal Gas Authority (Series A), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	23,835,000
12,500,000		Georgia State Municipal Gas Authority (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, Credit Suisse First Boston, J.P. Morgan Chase Bank and Wachovia Bank N.A. LOCs)	12,500,000
21,400,000		Georgia State Municipal Gas Authority (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	21,400,000
30,650,000		Georgia State Municipal Gas Authority (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	30,650,000
4,000,000		Georgia State (Series A), 4.00% Bonds, 5/1/2005	4,079,968
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Georgia--continued
$22,000,000		Georgia State, Floater Certificates (Series 2011-647), Weekly VRDNs (Morgan Stanley LIQ)	$22,000,000
17,295,000		Georgia State, PUTTERS (Series 128), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	17,295,000
6,000,000		Oconee County, GA IDA (Series 2003), Weekly VRDNs (Athens Academy, Inc.)/(SunTrust Bank LOC)	6,000,000
24,000,000		Savannah, GA EDA (Series 2003C), Weekly VRDNs (Marshes of Skidaway Island)/(BNP Paribas SA LOC)	24,000,000
		TOTAL	321,599,968
		Hawaii--1.0%
13,250,000		Hawaii State Department of Budget & Finance (Series 2003D), Weekly VRDNs (Kahala Nui)/(Lasalle Bank, N.A. LOC)	13,250,000
9,880,000		Hawaii State, ROCs (Series 1044), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	9,880,000
16,700,000		Honolulu, HI City & County (Series 2001C), 1.18% TOBs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), Optional Tender 12/2/2004	16,700,000
16,700,000		Honolulu, HI City & County (Series 2001C), 1.18% TOBs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), Optional Tender 12/2/2004	16,700,000
16,700,000		Honolulu, HI City & County (Series 2001C), 1.18% TOBs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), Optional Tender 12/2/2004	16,700,000
4,490,000		Honolulu, HI City & County, ROCs (Series 4043), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	4,490,000
		TOTAL	77,720,000
		Illinois--10.6%
11,000,000		ABN AMRO MuniTOPS Certificates Trust (MultiState Non-AMT)/ (Series 1998-14), Weekly VRDNs (Cook County, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	11,000,000
14,705,000	[2]	ABN AMRO MuniTOPS Certificates Trust (MultiState Non-AMT)/ (Series 2001-13), 1.25% TOBs (Illinois State)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 11/3/2004	14,705,000
14,285,000		ABN AMRO MuniTOPS Certificates Trust (MultiState Non-AMT)/ (Series 2001-31), Weekly VRDNs (Chicago, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	14,285,000
5,885,000		Channahon, IL (Series 2003C), Weekly VRDNs (Morris Hospital)/(U.S. Bank N.A., Cincinnati LOC)	5,885,000
3,115,000		Channahon, IL (Series 2003D), Weekly VRDNs (Morris Hospital)/ (U.S. Bank N.A., Cincinnati LOC)	3,115,000
6,200,000		Chicago, IL Board of Education, MERLOTS (Series 2001 A47), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,200,000
12,500,000		Chicago, IL Board of Education, MERLOTS (Series 1997E), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	12,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--continued
$16,000,000		Chicago, IL Board of Education, Variable Rate Certificates (Series 1996BB), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	$16,000,000
6,775,000	[2]	Chicago, IL Motor Fuel Tax, (PT-935), 1.20% TOBs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/7/2005	6,775,000
5,335,000		Chicago, IL Public Building Commission, ROCs (Series 3000), Weekly VRDNs (Chicago, IL Transit Authority)/(AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,335,000
4,975,000		Chicago, IL Wastewater Transmission, MERLOTS (Series 2001-A125), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	4,975,000
37,150,000		Chicago, IL (Series 2003 B-1), Weekly VRDNs (FSA INS)/(Bank One N.A. (Chicago) LIQ)	37,150,000
7,855,000		Chicago, IL, MERLOTS (Series 2002 A-44), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	7,855,000
20,000,000		Chicago, IL, MERLOTS (Series 1997 V), Weekly VRDNs (Chicago, IL Water Revenue)/(FGIC INS)/(Wachovia Bank N.A. LIQ)	20,000,000
4,640,000		Chicago, IL, MERLOTS (Series 2000 WWW), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	4,640,000
6,695,000	[2]	Chicago, IL, MERLOTS (Series 2001 A33), 1.25% TOBs (AMBAC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	6,695,000
70,730,000		Chicago, IL, Second Lien Wastewater Transmission Variable Rate Revenue Bonds (Series 2004A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank One N.A. (Chicago) LIQ)	70,730,000
24,995,000		Chicago, IL, Variable Rate Certificates (Series 1998M), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	24,995,000
2,005,000	[2]	Cook County, IL Community College District No. 508, MERLOTS (Series 2001-A4), 1.25% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	2,005,000
78,600,000		Cook County, IL (Series 2002 B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	78,600,000
7,185,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC)	7,185,000
9,750,000	[2]	DuPage County, IL, MERLOTS (Series 2000-A9), 1.25% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/18/2004	9,750,000
5,810,000	[2]	DuPage County, IL, MERLOTS (Series 2001-A74), 1.25% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/18/2004	5,810,000
12,575,000		Freeport, IL (Series 2001), Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank N.A., Cincinnati LOC)	12,575,000
3,900,000		Galesburg, IL (Series 1996), Weekly VRDNs (Knox College)/(Lasalle Bank, N.A. LOC)	3,900,000
7,160,000		Hopedale Village, IL (Series 1998), Weekly VRDNs (Hopedale Medical Foundation)/(Bank One N.A. (Chicago) LOC)	7,160,000
7,000,000		Illinois Development Finance Authority (Series 1999), Weekly VRDNs (North Shore Senior Center)/(Bank One N.A. (Chicago) LOC)	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--continued
$4,200,000		Illinois Development Finance Authority (Series 2002), Weekly VRDNs (BAPS, Inc.)/(Comerica Bank - Texas LOC)	$4,200,000
2,500,000		Illinois Development Finance Authority (Series 2002), Weekly VRDNs (St. Ignatius College Prep.)/(Bank One N.A. (Chicago) LOC)	2,500,000
1,000,000		Illinois Development Finance Authority (Series A), Weekly VRDNs (McCormick Theological Seminary)/(Northern Trust Co., Chicago, IL LOC)	1,000,000
2,400,000		Illinois Development Finance Authority, IDB, Weekly VRDNs (Burpee Museum of Natural History)/(Bank One N.A. (Chicago) LOC)	2,400,000
1,900,000		Illinois Development Finance Authority, IDB (Series 1997), Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris Trust & Savings Bank, Chicago LOC)	1,900,000
117,660,000		Illinois Health Facilities Authority (Series 1997B), Weekly VRDNs (Advocate Health Care Network)/(Bank One N.A. (Chicago), Bank of America N.A. and Northern Trust Co., Chicago, IL LIQs)	117,660,000
8,505,000		Illinois Health Facilities Authority (Series 1998B), Weekly VRDNs (Rush-Presbyterian St. Luke's Medical)/(MBIA Insurance Corp. INS)/(Bank One N.A. (Chicago) LIQ)	8,505,000
37,000,000		Illinois Health Facilities Authority (Series 2001C), Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(Bank One N.A. (Chicago) LIQ)	37,000,000
25,000,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1985B), Weekly VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC)	25,000,000
4,500,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F), Weekly VRDNs (Bank One N.A. (Chicago) LOC)	4,500,000
144,000,000		Illinois State, Weekly VRDNs (DePfa Bank PLC LIQ)	144,000,000
5,545,000		Illinois State, (PT-1760), Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ)	5,545,000
2,000,000		Illinois State, 4.90% Bonds, 8/1/2004	2,000,000
5,930,000		Illinois State, MERLOTS (Series 2002 A49), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	5,930,000
11,915,000		Lombard, IL, (Series 2000), Clover Creek Apartments, Weekly VRDNs (TVO Clover Creek, LLC)/(FNMA LOC)	11,915,000
8,245,000		Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2000VVV), Weekly VRDNs (McCormick Place)/(FGIC INS)/(Wachovia Bank N.A. LIQ)	8,245,000
7,200,000		Metropolitan Pier & Exposition Authority, IL, PUTTERS (Series 269), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	7,200,000
20,375,000		Regional Transportation Authority, IL, (PT-1833), Weekly VRDNs (FGIC INS)/(WestLB AG LIQ)	20,375,000
4,945,000		Regional Transportation Authority, IL, (Series 2001-A73), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	4,945,000
8,915,000		Regional Transportation Authority, IL, MERLOTS (Series 2002--A41), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	8,915,000
10,830,000		Regional Transportation Authority, IL, MERLOTS (Series 2002-A23), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	10,830,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--continued
$9,950,000		Regional Transportation Authority, IL, MERLOTS (Series 2002-A24), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	$9,950,000
3,775,000		Regional Transportation Authority, IL, MERLOTS (Series 2001-A86), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,775,000
		TOTAL	855,115,000
		Indiana--2.3%
18,615,000		ABN AMRO MuniTOPS Certificates Trust (Indiana Non-AMT)/ (Series 2002-7), Weekly VRDNs (Indianapolis, IN Local Public Improvement Bond Bank)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	18,615,000
4,365,000		Anderson, IN (Series 2000), Weekly VRDNs (United Faith Housing Corp.)/(National City Bank, Ohio LOC)	4,365,000
10,000,000		Frankfort, IN EDA (Series 2004), Weekly VRDNs (Wesley Manor, Inc.)/ (Key Bank, N.A. LOC)	10,000,000
8,155,000		Franklin, IN (Series 1999), Weekly VRDNs (Franklin United Methodist Home, Inc.)/(Fifth Third Bank, Cincinnati LOC)	8,155,000
12,000,000		Indiana Development Finance Authority (Series 2004), Weekly VRDNs (Indianapolis Museum of Art, Inc.)/(Bank One N.A. (Chicago) LOC)	12,000,000
755,000		Indiana Health Facility Financing Authority, Weekly VRDNs (Crossroads Rehabilitation Center)/(Bank One N.A. (Chicago) LOC)	755,000
2,500,000		Indiana Health Facility Financing Authority (Series 2001B), Weekly VRDNs (Bethesda Living Center)/(Lasalle Bank, N.A. LOC)	2,500,000
8,365,000		Indiana Health Facility Financing Authority (Series 2003), Weekly VRDNs (Dunn Memorial Hospital Board of Trustees)/(Fifth Third Bank, Cincinnati LOC)	8,365,000
14,260,000		Indiana Health Facility Financing Authority (Series 2003), Weekly VRDNs (Major Hospital Board of Trustees)/(Bank One N.A. (Chicago) LOC)	14,260,000
5,290,000		Indiana Transportation Finance Authority, ROCs (Series 2045), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,290,000
36,470,000		Indianapolis, IN Local Public Improvement Bond Bank, Class A Certificates (Series 2002-193), Daily VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ)	36,470,000
7,630,000		Indianapolis, IN, (Series 2000), Marquette Manor Project, Weekly VRDNs (Retirement Living, Inc.)/(Allied Irish Banks PLC LOC)	7,630,000
2,875,000		Indianapolis, IN, EDRB (Series 2001), Weekly VRDNs (Indianapolis Electrical Joint Apprenticeship and Training Committee)/(National City Bank, Ohio LOC)	2,875,000
8,000,000		Lawrence, IN Economic Development Revenue Board (Series 2002), Weekly VRDNs (Westminster Village North, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	8,000,000
1,855,000		Linton, IN (Series 1999), Weekly VRDNs (Franklin-Glenburn Home, Inc.)/ (Fifth Third Bank, Cincinnati LOC)	1,855,000
1,925,000		St. Joseph County, IN (Series 1998), Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC)	1,925,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Indiana--continued
$10,245,000		St. Joseph County, IN (Series 2000), Weekly VRDNs (South Bend Medical Foundation)/(Key Bank, N.A. LOC)	$10,245,000
4,000,000		Vigo County, IN EDA (Series 2001), Weekly VRDNs (Sisters of Providence of Saint Mary's of the Woods)/(Allied Irish Banks PLC LOC)	4,000,000
11,500,000		Vigo County, IN School Corp., 2.25% TANs, 12/30/2004	11,535,293
6,585,000		Warren Township MSD, IN, MERLOTS (Series 2001 A-52), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,585,000
6,105,000		Winona Lake, IN (Series 1999A), Weekly VRDNs (Grace Village Retirement Community)/(U.S. Bank N.A., Cincinnati LOC)	6,105,000
		TOTAL	181,530,293
		Kansas--0.0%
3,800,000		Salina, KS (Series 2003-1), 2.00% BANs, 8/1/2004	3,800,000
		Kentucky--0.4%
7,500,000		Jefferson County, KY (Series 1997), Weekly VRDNs (Kosmos Cement Co. Partnership)/(Wachovia Bank N.A. LOC)	7,500,000
11,435,000		Kentucky Economic Development Finance Authority (Series 1999B), Weekly VRDNs (Baptist Healthcare System)/(MBIA Insurance Corp. INS)/(Bank One N.A. (Chicago) LIQ)	11,435,000
2,000,000		Kentucky State Property & Buildings Commission, Project No. 77, 3.00% Bonds (MBIA Insurance Corp. INS), 8/1/2004	2,000,000
12,167,500		Kentucky Turnpike Authority, Floater Certificates (Series 2001-567), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	12,167,500
		TOTAL	33,102,500
		Louisiana--0.7%
12,490,000		ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT), (Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/ (AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	12,490,000
17,400,000		Calcasieu Parish, LA, IDB (Series 1999), Weekly VRDNs (PPG Industries, Inc.)	17,400,000
8,000,000		Louisiana Local Government Environmental Facilities Community Development Authority (Series 2001), Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC)	8,000,000
5,700,000		Louisiana State Offshore Terminal Authority (Series 2003B), Weekly VRDNs (Loop LLC)/(Bank One N.A. (Columbus) LOC)	5,700,000
8,000,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, Weekly VRDNs (Loop LLC)/(SunTrust Bank LOC)	8,000,000
4,650,000		Louisiana State University and Agricultural and Mechanical College (Series 2000), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,650,000
		TOTAL	56,240,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Maine--0.2%
$10,670,000		Maine Health & Higher Educational Facilities Authority (Series 2000A), Weekly VRDNs (Bates College)/(AMBAC INS)/(KBC Bank N.V. LIQ)	$10,670,000
4,000,000		School Administrative District No. 51, ME (Series B), 1.75% BANs, 10/15/2004	4,005,672
		TOTAL	14,675,672
		Maryland--3.1%
19,400,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT), (Series 2003-19), 1.09% TOBs (Baltimore, MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 11/3/2004	19,400,000
8,600,000		Baltimore County, MD, Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	8,600,000
3,275,000		Baltimore County, MD (Series 1999), Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,275,000
4,000,000		Calvert County, MD EDA (Series 2001), Weekly VRDNs (Asbury-Solomons, Inc.)/(KBC Bank N.V. LOC)	4,000,000
6,290,000		Carroll County, MD (Series 1999B), Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset Assurance INS)/(Branch Banking & Trust Co., Winston-Salem LIQ)	6,290,000
9,500,000		Frederick County, MD (1997 Issue), Weekly VRDNs (Homewood at Frederick MD, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	9,500,000
1,000,000		Harford County, MD (Series 1988), Weekly VRDNs (1001 Partnership Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,000,000
5,050,000		Howard County, MD (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,050,000
2,280,000		Howard County, MD, (Series 1999), Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,280,000
10,270,000		Howard County, MD (Series 2002-A), Weekly VRDNs (Columbia Vantage House Corp.)/(Lasalle Bank, N.A. LOC)	10,270,000
1,300,000		Maryland Industrial Development Financing Authority (Series 2002A), Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(SunTrust Bank LOC)	1,300,000
30,500,000		Maryland State Community Development Administration (Series 2003D), 1.17% TOBs 12/21/2004	30,500,000
13,900,000	[2]	Maryland State Community Development Administration, (PT-123), 1.20% TOBs (Svenska Handelsbanken, Stockholm LIQ), Optional Tender 11/18/2004	13,900,000
4,150,000		Maryland State Economic Development Corp. (1997 Issue), Weekly VRDNs (Jenkins Memorial Nursing Home, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,150,000
6,300,000		Maryland State Economic Development Corp. (Series 2003), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	6,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Maryland--continued
$7,000,000		Maryland State Economic Development Corp. (Series 2003), Maryland Science Center, Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC)	$7,000,000
5,400,000		Maryland State Economic Development Corp. (Series A), Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC)	5,400,000
1,815,000		Maryland State Health & Higher Educational Facilities Authority, Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,815,000
28,150,000		Maryland State Health & Higher Educational Facilities Authority (Series 1985A), Weekly VRDNs (Bank One N.A. (Chicago) LOC)	28,150,000
9,200,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994), Weekly VRDNs (University Physicians, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC)	9,200,000
5,220,000		Maryland State Health & Higher Educational Facilities Authority (Series 1996-B), Weekly VRDNs (Loyola College in Maryland, Inc.)/(MBIA Insurance Corp. INS)/(Manufacturers & Traders Trust Co., Buffalo, NY LIQ)	5,220,000
1,735,000		Maryland State Health & Higher Educational Facilities Authority (Series 1998), Weekly VRDNs (Woodbourne Foundation, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,735,000
5,965,000		Maryland State Health & Higher Educational Facilities Authority (Series 1999), Weekly VRDNs (Boys' Latin School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,965,000
9,800,000		Maryland State Health & Higher Educational Facilities Authority (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC)	9,800,000
5,900,000		Maryland State Health & Higher Educational Facilities Authority (Series 2001C), Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	5,900,000
14,315,000		Maryland State Health & Higher Educational Facilities Authority (Series 2003B), Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	14,315,000
8,400,000		Maryland State Health & Higher Educational Facilities Authority (Series 1997), Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	8,400,000
2,475,000		Maryland State IDFA (1994 Issue), Weekly VRDNs (Baltimore International Culinary College Foundation, Inc.)/(SunTrust Bank LOC)	2,475,000
7,500,000		Montgomery County, MD EDA, (Series 2002), Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC)	7,500,000
2,044,000		Montgomery County, MD Housing Opportunities Commission (Series 1998-I), Weekly VRDNs (Byron House, Inc. Facility)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,044,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Maryland--continued
$2,670,000		Prince Georges County, MD (1997 Issue), Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	$2,670,000
5,000,000		Washington County, MD (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,000,000
		TOTAL	248,404,000
		Massachusetts--3.6%
20,026,517		Canton, MA, 3.00% BANs, 6/3/2005	20,259,520
7,734,165		Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT), (Series 1997-2), Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	7,734,165
18,110,000		Commonwealth of Massachusetts (Series 2001B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	18,110,000
7,000,000		Dennis-Yarmouth, MA Regional School District, 2.00% BANs, 11/10/2004	7,016,059
20,000,000		Gateway, MA, Regional School District, 3.00% BANs, 2/10/2005	20,184,483
10,000,000		Lawrence, MA, 2.00% BANs, 12/23/2004	10,029,902
7,900,000		Marion, MA, 1.75% BANs, 9/24/2004	7,907,736
7,000,000		Massachusetts Development Finance Agency (Series 2002), Weekly VRDNs (The Rivers School)/(Citizens Bank of Massachusetts LOC)	7,000,000
2,450,000		Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	2,450,000
1,627,500		Massachusetts Turnpike Authority, Floater Certificates (Series 2000-335), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	1,627,500
28,460,000		Massachusetts Water Resources Authority (Series 1998D), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	28,460,000
57,080,000		Massachusetts Water Resources Authority (Series 2000B), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	57,080,000
13,250,000		Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	13,250,000
8,000,000		Mattapoisett, MA, 1.40% BANs, 9/2/2004	8,002,418
10,000,000		Pembroke, MA, 2.00% BANs, 8/5/2004	10,001,059
30,000,000		Pembroke, MA, 3.00% BANs, 8/4/2005	30,415,200
10,000,000		Shrewsbury, MA, 2.00% BANs, 11/24/2004	10,025,433
7,300,000		Spencer East Brookfield, MA Regional School District, 2.00% BANs, 4/15/2005	7,330,289
7,333,000		Springfield, MA, 3.00% BANs (Commonwealth of Massachusetts GTD), 7/8/2005	7,415,758
13,000,000		Weymouth, MA, 3.00% BANs, 3/10/2005	13,118,145
		TOTAL	287,417,667
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Michigan--3.7%
$20,119,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT), (Series 1998-110, Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$20,119,000
3,000,000		Adrian, MI City School District, ROCs (Series 2124), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,000,000
4,985,000		Allen Park, MI Public School District, ROCs (Series 4007), Weekly VRDNs (Michigan State GTD)/(Citigroup Global Markets Holdings, Inc. LIQ)	4,985,000
8,840,000	[2]	Detroit, MI City School District, (PA-997R), 1.25% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/2/2004	8,840,000
4,840,000		Detroit, MI City School District, (PT-1844), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,840,000
4,985,000		Detroit, MI City School District, ROCs (Series 4004), Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	4,985,000
3,000,000		Detroit, MI City School District, Variable Certificates (Series 2002H), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	3,000,000
10,290,000		Detroit, MI Sewage Disposal System, MERLOTS (Series 2001-A103), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	10,290,000
14,125,000		Detroit, MI Sewage Disposal System, MERLOTS (Series 2000-I), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	14,125,000
4,260,000		Detroit, MI Sewage Disposal System, Variable Certificates (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	4,260,000
12,000,000		Detroit, MI Water Supply System, MERLOTS (Series 2000D), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	12,000,000
2,640,000		Forest Hills, MI Public School, (PT-1762), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,640,000
1,330,000		Garden City, MI HFA, (Series 1996A), Weekly VRDNs (Garden City Hospital, Osteopathic)/(National City Bank, Michigan/Illinois LOC)	1,330,000
8,360,000		Grand Rapids & Kent County, MI Joint Building Authority (Series 2001-J.P.MC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ)	8,360,000
5,000,000		Grand Rapids, MI EDR (Series 1983 - Project #1), Weekly VRDNs (Amway Hotel Corp.)/(Fifth Third Bank, Michigan LOC)	5,000,000
2,100,000		Grand Rapids, MI EDR (Series 1983-B), Weekly VRDNs (Amway Grand Plaza Hotel Facilities)/(Fifth Third Bank, Michigan LOC)	2,100,000
7,010,000		Grand Rapids, MI Economic Development Corp. (Series 2000), Weekly VRDNs (Holland Home Obligated Group)/(Fifth Third Bank, Michigan LOC)	7,010,000
1,445,000		Huron County, MI Economic Development Corp. (Series 2001), Weekly VRDNs (Scheurer Hospital)/(Comerica Bank LOC)	1,445,000
9,815,000	[2]	Huron Valley, MI School District, MERLOTS (Series 2001-A120), 1.25% TOBs (Michigan State GTD)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	9,815,000
2,445,000		Ingham County, MI Economic Development Corp. (Series 1995), Weekly VRDNs (Martin Luther Memorial Home, Inc.)/(Bank One N.A. (Chicago) LOC)	2,445,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Michigan--continued
$10,000,000		Kent Hospital Finance Authority, MI (Series 1998B), Weekly VRDNs (Spectrum Health)/(MBIA Insurance Corp. INS)/(Bank One N.A. (Chicago) LIQ)	$10,000,000
10,000,000		Kentwood, MI Public Economic Development Corp., Weekly VRDNs (Holland Home Obligated Group)/(Lasalle Bank, N.A. LOC)	10,000,000
350,000		Michigan Higher Education Facilities Authority (Series 1997), Weekly VRDNs (Davenport College of Business)/(Fifth Third Bank, Michigan LOC)	350,000
40,000,000		Michigan Municipal Bond Authority, 2.00% RANs (J.P. Morgan Chase Bank LOC), 8/23/2004	40,023,085
9,985,000		Michigan State Hospital Finance Authority, (PT-732), Weekly VRDNs (Ascension Health Credit Group)/(MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ)	9,985,000
9,000,000		Michigan State Hospital Finance Authority (Series 1999 A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Lasalle Bank, N.A. LOC)	9,000,000
4,000,000		Michigan State Hospital Finance Authority (Series 2000), Weekly VRDNs (Oaklawn Hospital, MI)/(Standard Federal Bank, N.A. LOC)	4,000,000
5,000,000		Michigan State Hospital Finance Authority (Series B), Weekly VRDNs (Standard Federal Bank, N.A. LOC)	5,000,000
19,650,000		Michigan State Hospital Finance Authority, MERLOTS (Series 1997A), Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	19,650,000
10,075,000		Michigan State Housing Development Authority (Series 2002A), Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC)	10,075,000
4,405,000		Michigan State Housing Development Authority (Series B), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	4,405,000
15,400,000		Michigan State Housing Development Authority, Rental Housing Revenue Bonds (1997 Series B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	15,400,000
5,530,000		Michigan State Strategic Fund (Series 1999), Weekly VRDNs (Pierce Foundation)/(Standard Federal Bank, N.A. LOC)	5,530,000
4,445,000		Michigan State, (PT-2021), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	4,445,000
2,135,000		Rockford, MI Public Schools, Floater Certificates (Series 2002-589), Weekly VRDNs (Michigan State GTD)/(Morgan Stanley LIQ)	2,135,000
12,395,000		Wayne Westland Community Schools, MI, Floater Certificates (Series 1998-67), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	12,395,000
2,925,000		Wyandotte, MI City School District, (PT-1790), Weekly VRDNs (Michigan State GTD)/(Merrill Lynch & Co., Inc. LIQ)	2,925,000
		TOTAL	295,907,085
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Minnesota--4.2%
$23,755,000		ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT), (Series 2000-8), Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$23,755,000
4,280,000		Buffalo, MN Independent School District No. 877, 1.50% TRANs (Minnesota State GTD), 8/24/2004	4,281,193
2,500,000		Center City, MN (Series 2000), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC)	2,500,000
4,550,000		Cohasset, MN (Series 2000), Weekly VRDNs (Minnesota Power, Inc.)/(Lasalle Bank, N.A. LOC)	4,550,000
4,000,000		Dakota County, MN Community Development Agency, (PT-484), Weekly VRDNs (Southview Gables Apartments)/(FHLMC GTD)/(FHLMC LIQ)	4,000,000
1,200,000		Duluth, MN (Series 1985), Weekly VRDNs (Wachovia Bank N.A. LOC)	1,200,000
2,210,000		Eden Valley, MN Independent School District No. 463, 3.00% TRANs (Minnesota State GTD), 8/29/2005	2,240,311
2,850,000		Glencoe-Silverlake, MN Independent School District No. 2859, 3.00% TRANs (Minnesota State GTD), 8/29/2005	2,889,089
1,100,000		Jackson County Central, MN Independent School District No. 2895, 1.375% TRANs (Minnesota State GTD), 8/17/2004	1,100,154
1,670,000		Mahtomedi, MN Independent School District No. 832, 3.00% TRANs (Minnesota State GTD), 8/29/2005	1,692,905
4,820,000		Mendota Heights, MN (Series 1999), Weekly VRDNs (St. Thomas Academy)/(Allied Irish Banks PLC LOC)	4,820,000
9,730,000		Minneapolis, MN (Series 1993), Weekly VRDNs (Market Square Real Estate, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	9,730,000
2,600,000		Minneapolis, MN (Series 1994), Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank N.A., Cincinnati LOC)	2,600,000
7,000,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC)	7,000,000
31,035,000		Minneapolis/St. Paul, MN Housing Finance Board, City Living Home Programs (Series B-1), 1.49% TOBs (AIG Funding, Inc.), Mandatory Tender 5/2/2005	31,035,000
15,000,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, MERLOTS (Series 2000ZZ), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	15,000,000
10,000,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127 (Series 2001), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	10,000,000
2,000,000		Minnesota Public Facilities Authority, (PT-1175), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,000,000
7,465,000		Minnesota State Higher Education Facility Authority, (Series 5-L), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC)	7,465,000
8,000,000		Minnesota State Higher Education Facility Authority (Series Five-C), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC)	8,000,000
3,000,000		Minnesota State Higher Education Facility Authority (Series Five-S), Weekly VRDNs (William Mitchell College of Law)/(U.S. Bank N.A., Cincinnati LOC)	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Minnesota--continued
$2,000,000		Minnesota State Higher Education Facility Authority (Series Four-S), Weekly VRDNs (Bethel College and Seminary)/(Allied Irish Banks PLC LOC)	$2,000,000
17,825,000		Minnesota State, (PT-399), Weekly VRDNs (DePfa Bank PLC LIQ)	17,825,000
14,810,000		Minnesota State, (PT-400), Weekly VRDNs (DePfa Bank PLC LIQ)	14,810,000
17,000,000		Minnesota State, Floater Certificates (Series 2001-719), Weekly VRDNs (Morgan Stanley LIQ)	17,000,000
3,335,000		Minnewaska, MN Independent School District No. 2149, 1.50% TRANs (Minnesota State GTD), 8/17/2004	3,335,645
3,275,000		New London Spicer, MN Independent School District No. 345, 3.00% TRANs (Minnesota State GTD), 8/29/2005	3,319,918
14,600,000		North St. Paul-Maplewood, MN School District 622, 3.00% TANs (Minnesota State GTD), 8/12/2005	14,806,626
6,880,000		Olmsted County, MN (Series 2002), Weekly VRDNs (Madonna Meadows of Rochester)/(Lasalle Bank, N.A. LOC)	6,880,000
6,955,000		Orono, MN Independent School District 278, 1.50% TRANs (Minnesota State GTD), 8/30/2004	6,957,455
4,560,000		Plymouth, MN, (Series 2003), Weekly VRDNs (Parkside Apartments)/(FNMA LOC)	4,560,000
3,575,000		Robbinsdale, MN (Series 2004C), Weekly VRDNs (Copperfield Hill)/(Lasalle Bank, N.A. LOC)	3,575,000
5,000,000		Rochester, MN Health Care Facility Authority (Series 1998-177), Weekly VRDNs (Mayo Foundation)/(Morgan Stanley LIQ)	5,000,000
17,000,000		Seaway Port Authority of Duluth, MN (Series of 2000), Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC)	17,000,000
6,945,000		Shakopee, MN Hospital Finance Authority, Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank Minnesota N.A. LOC)	6,945,000
10,000,000		Southern Minnesota Municipal Power Agency, 1.15% CP, Mandatory Tender 9/10/2004	10,000,000
17,245,000		Southern Minnesota Municipal Power Agency, 5.00% Bonds, 1/1/2005	17,497,921
7,690,000		Southern Minnesota Municipal Power Agency, PUTTERS (Series 303), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	7,690,000
4,445,000		Southern Minnesota Municipal Power Agency, ROC's (Series 189 II), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	4,445,000
9,400,000		St. Louis Park, MN Health Care Facilities, Floating Rate Monthly Demand IDRB's (Series 1984), Weekly VRDNs (Unicare Homes, Inc.)/(Lasalle Bank, N.A. LOC)	9,400,000
5,565,000		St. Louis Park, MN (Series 2003), Weekly VRDNs (Westwind Apartments)/(FNMA LOC)	5,565,000
4,100,000		St. Paul, MN Port Authority (Series 1991), Weekly VRDNs (West Gate Office)/(U.S. Bank N.A., Cincinnati LOC)	4,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Minnesota--continued
$620,000		University of Minnesota (Series 1999A), Weekly VRDNs	$620,000
4,995,000		University of Minnesota, Floater Certificates (Series 2001-648), Weekly VRDNs (Morgan Stanley LIQ)	4,995,000
		TOTAL	337,186,217
		Mississippi--0.1%
9,810,000		Mississippi Business Finance Corp. (Series A), Weekly VRDNs (Mississippi College)/(Amsouth Bank N.A., Birmingham LOC)	9,810,000
		Missouri--0.5%
4,450,000		Kansas City, MO IDA (Series 2001A), Weekly VRDNs (Bethesda Living Center)/(Lasalle Bank, N.A. LOC)	4,450,000
26,650,000		Missouri State HEFA (Series 2000), Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	26,650,000
8,000,000		Missouri State HEFA (Series 2002), Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ)	8,000,000
		TOTAL	39,100,000
		Multi State--3.3%
51,847,456		ABN AMRO Chicago Corp. (Series 1997-1), LeaseTOPS Trust, Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	51,847,456
30,000,000		Clipper Tax-Exempt Certificates Trust (MultiState Non-AMT), (Series 2003-05), Weekly VRDNs (FGIC, FSA, MBIA Insurance Corp. INS and State Street Bank and Trust Co. LIQs)	30,000,000
15,000,000		Clipper Tax-Exempt Certificates Trust (MultiState Non-AMT), (Series 2003-130, Weekly VRDNs (FGIC, FSA INS and State Street Bank and Trust Co. LIQs)	15,000,000
41,019,000		Clipper Tax-Exempt Certificates Trust (Non-AMT MultiState), (Series 1998-2), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	41,019,000
6,450,273		Koch Floating Rate Trust (MultiState Non-AMT), (Series 1998-2), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	6,450,273
5,892,030		Koch Floating Rate Trust (MultiState Non-AMT), (Series 1999-2), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	5,892,030
10,683,344		Koch Floating Rate Trust (MultiState Non-AMT), (Series 2000-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	10,683,344
43,423,044		Koch Floating Rate Trust (MultiState Non-AMT), (Series 2001-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	43,423,044
3,716,502		Koch Floating Rate Trust (MultiState Non-AMT), (Series 2002-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	3,716,502
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Multi State--continued
$6,000,000		Missouri-Illinois Metropolitan District Bi-State Development Agency (Series 2002A), Weekly VRDNs (Metrolink Cross County Extension)/ (FSA INS)/(WestLB AG LIQ)	$6,000,000
53,130,000		TICs/TOCs MuniMae Trust (Series 2002-1M) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale and Landesbank Baden-Wuerttemberg LIQs)	53,130,000
		TOTAL	267,161,649
		Nebraska--0.4%
30,805,000		Omaha, NE, Municipal Securities Trust Certificates (Series 2004-213), Weekly VRDNs (Bear Stearns Cos., Inc. LIQ)	30,805,000
		Nevada--0.2%
7,500,000		ABN AMRO MuniTOPS Certificates Trust (MultiState Non-AMT), (Series 1998-1), Weekly VRDNs (Nevada State)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	7,500,000
5,500,000		Henderson, NV Public Improvement Trust (Series 1995B: Pueblo Verde II), Weekly VRDNs (Lincoln Pueblo Verde LP)/(Credit Suisse First Boston LOC)	5,500,000
		TOTAL	13,000,000
		New Hampshire--0.2%
17,635,000		New Hampshire Health and Education Facilities Authority (Series 2002B), Weekly VRDNs (Catholic Medical Center)/(Citizens Bank of Massachusetts LOC)	17,635,000
		New Jersey--0.7%
11,860,000		Delaware River Port Authority, PUTTERS (Series 144), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank LIQ)	11,860,000
5,250,000		Fort Lee, NJ, 2.75% BANs, 7/29/2005	5,311,505
3,853,702		Hightstown Borough, NJ, 2.00% BANs, 2/11/2005	3,862,752
6,500,000		New Jersey Health Care Facilities Financing Authority, Weekly VRDNs (St. Peter's University Hospital)/(Fleet National Bank LOC)	6,500,000
21,645,000		New Jersey State Transportation Trust Fund Authority, PUTTERS (Series 241), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	21,645,000
1,200,000		New Jersey State Transportation Trust Fund Authority, Trust Receipts (Series 1996-1), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	1,200,000
1,205,000		North Brunswick Township, NJ, 1.75% BANs, 10/1/2004	1,205,442
2,870,000		South Orange Village Township, NJ, 2.00% BANs, 1/3/2005	2,876,075
1,409,322		South Orange Village Township, NJ, 2.00% BANs, 12/1/2004	1,411,768
4,173,700		Spring Lake Boro, NJ, 2.25% BANs, 2/11/2005	4,189,985
		TOTAL	60,062,527
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Mexico--0.4%
$32,250,000		New Mexico State (Series 2004 FR/RI-L38), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	$32,250,000
		New York--6.9%
12,000,000		ABN AMRO MuniTOPS Certificates Trust (New York Non-AMT), (Series 1999-2), Weekly VRDNs (Metropolitan Transportation Authority, NY)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	12,000,000
4,180,000		Arlington, NY Central School District, 2.00% BANs, 11/4/2004	4,186,250
2,500,000		Brookhaven-Comsewogue Union Free School District, NY, 2.75% BANs, 7/20/2005	2,527,345
4,000,000		Brookhaven-Comsewogue Union Free School District, NY, 2.75% TANs, 6/30/2005	4,041,273
19,018,323		Clinton County, NY, 2.75% BANs, 7/21/2005	19,226,956
2,000,000		Connetquot, NY Central School District, 3.00% TANs, 6/30/2005	2,026,045
2,500,000		Deer Park Union Free School District, NY, 2.75% TANs, 6/30/2005	2,526,715
17,500,000		East Islip, NY Union Free School District, 3.00% TANs, 6/29/2005	17,703,350
14,000,000		Grand Island, NY Central School District, 1.75% BANs, 10/15/2004	14,009,513
3,000,000		Harborfields, NY Central School District, 3.00% TANs, 6/29/2005	3,038,948
6,000,000		Irvington, NY Union Free School District, 2.75% TANs, 6/24/2005	6,055,474
2,144,920		Liverpool, NY Central School District, 2.75% BANs, 7/8/2005	2,165,600
15,500,000		Liverpool, NY Central School District, 2.75% RANs, 7/8/2005	15,649,442
7,280,000		Metropolitan Transportation Authority, NY (Series 2002D-2), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	7,280,000
25,000,000		Metropolitan Transportation Authority, NY (Series 2004 A-3), Weekly VRDNs (XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ)	25,000,000
25,000,000		Metropolitan Transportation Authority, NY (Series 2004A-1), Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(DePfa Bank PLC LIQ)	25,000,000
21,100,000		Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	21,100,000
7,880,230		Middletown, NY, 2.75% BANs, 7/15/2005	7,965,204
30,755,000		New York City Trust For Cultural Resources (Series 2000), Weekly VRDNs (Manhattan School of Music)/(Radian Asset Assurance INS)/(Wachovia Bank N.A. LIQ)	30,755,000
32,500,000		New York City, NY Housing Development Corp. (Series 2003A), Weekly VRDNs (RBNB Wall Street Owner LLC (63 Wall Street))/(HSBC Bank USA LOC)	32,500,000
4,000,000		New York City, NY Housing Development Corp. (Series 2003A), Weekly VRDNs (2 Gold LLC)/(Fleet National Bank LOC)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New York--continued
$30,025,000		New York City, NY Municipal Water Finance Authority, Trust Receipts (Series 1997), FR/RI-6, Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	$30,025,000
12,000,000		New York City, NY Transitional Finance Authority (Subseries 1999A-1), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	12,000,000
6,200,000		New York City, NY Transitional Finance Authority (Subseries 1999A-2), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	6,200,000
21,000,000		New York City, NY Transitional Finance Authority (Series 2002), FR/RI L21, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	21,000,000
10,510,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Series 2003 3-G), Weekly VRDNs (Bank of New York LIQ)	10,510,000
4,400,000		New York City, NY (Series 1995B-9), Weekly VRDNs (J.P. Morgan Chase Bank LOC)	4,400,000
8,120,000		New York City, NY (Series 1995F-5), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	8,120,000
30,000,000		New York City, NY, ROCs (Series 251), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. GTD)/(Citigroup Global Markets Holdings, Inc. LIQ)	30,000,000
5,560,000		New York State Dormitory Authority (Series 2003), FR/METR-M8J, Weekly VRDNs (FGIC INS)/(Lehman Brothers Holdings, Inc. LIQ)	5,560,000
7,055,000	[2]	New York State Dormitory Authority, MERLOTS (Series 2002 A-56), 1.45% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 4/27/2005	7,055,000
60,550,000		New York State Dormitory Authority, Mental Health Services (Subseries 2003D-2A), Weekly VRDNs (New York State)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	60,550,000
10,205,000		New York State Energy Research & Development Authority, 1.08% TOBs (New York State Electric and Gas Corp.)/(J.P. Morgan Chase Bank LOC), Optional Tender 3/15/2005	10,205,000
3,670,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Floater Certificates (Series 2001-658), Weekly VRDNs (Morgan Stanley LIQ)	3,670,000
3,200,000		New York State HFA, Weekly VRDNs (Special Surgery Hospital)/ (J.P. Morgan Chase Bank LOC)	3,200,000
8,800,000		New York State HFA, Service Contract Revenue Bonds (Series 2003B), Weekly VRDNs (BNP Paribas SA LOC)	8,800,000
17,000,000		Patchogue-Medford, NY Union Free School District, 3.00% TANs, 6/23/2005	17,193,970
10,000,000		Pittsford, NY Central School District (Series 2003), 2.00% BANs, 12/17/2004	10,031,657
2,500,000		Plainedge, NY Union Free School District, 3.00% TANs, 6/30/2005	2,531,407
27,385,000		Triborough Bridge & Tunnel Authority, NY, PUTTERs (Series 304), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ)	27,385,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New York--continued
$8,550,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000-B), Weekly VRDNs (FSA INS)/(Landesbank Baden-Wuerttemberg LIQ)	$8,550,000
9,960,000		Wayne, NY Central School District, 2.75% BANs, 6/23/2005	10,060,656
		TOTAL	555,804,805
		North Carolina--0.3%
16,750,000		North Carolina Medical Care Commission (Series 1996), Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank N.A. LIQ)	16,750,000
5,865,000		North Carolina Medical Care Commission (Series 2000A), Weekly VRDNs (United Methodist Retirement Homes)/(Wachovia Bank N.A. LOC)	5,865,000
4,605,000		North Carolina Medical Care Commission (Series 2001), Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	4,605,000
		TOTAL	27,220,000
		Ohio--4.6%
8,338,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT), (Series 1998-18), 1.25% TOBs (Cleveland, OH Waterworks)/(FSA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 11/3/2004	8,338,000
1,720,000		Akron, Bath & Copley, OH Joint Township, Weekly VRDNs (Visiting Nurses)/(National City Bank, Ohio LOC)	1,720,000
17,970,000		Akron, Bath & Copley, OH Joint Township (Series 2002), Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC)	17,970,000
10,000,000		Akron, Bath & Copley, OH Joint Township (Series 2004B), Weekly VRDNs (Summa Health System)/(Bank One N.A. (Chicago) LOC)	10,000,000
6,155,000		Ashland County, OH Health Care (Series 1999), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC)	6,155,000
3,650,000		Athens, OH, 2.75% BANs, 7/13/2005	3,685,007
7,785,000		Butler County Hospital (Series 2002), Weekly VRDNs (Middletown Regional Hospital)/(Bank One N.A. (Columbus) LOC)	7,785,000
5,500,000		Butler County, OH (Series 2002), Weekly VRDNs (LifeSphere, Inc.)/ (U.S. Bank N.A., Cincinnati LOC)	5,500,000
2,300,000		Butler County, OH (Series 2003C), 2.00% BANs, 9/23/2004	2,302,896
4,120,000		Cincinnati City School District, OH, PUTTERs (Series 315), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank LIQ)	4,120,000
4,165,000		Clark County, OH (Series 2002), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	4,165,000
20,000,000		Cuyahoga County, OH Health Care Facilities (Series 2001), Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC)	20,000,000
4,500,000		Cuyahoga County, OH Hospital Authority (Series 2000), Weekly VRDNs (The Sisters of Charity of St. Augustine Health System, Inc.)/(National City Bank, Ohio LOC)	4,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$5,000,000		Cuyahoga County, OH IDA (Series A-1 Remarketing), Weekly VRDNs (University School)/(Key Bank, N.A. LOC)	$5,000,000
4,320,000		Cuyahoga County, OH (Series 1999), Weekly VRDNs (The Renaissance)/(Lasalle Bank, N.A. LOC)	4,320,000
4,000,000		Cuyahoga County, OH (Series 2002), Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank, N.A. LOC)	4,000,000
5,000,000		Cuyahoga Falls, OH, 2.00% BANs, 12/16/2004	5,015,727
5,000,000		Cuyahoga, OH Community College District (Series 2002B), Weekly VRDNs (AMBAC INS)/(Key Bank, N.A. LIQ)	5,000,000
10,500,000		Elyria, OH, 2.00% BANs, 7/26/2005	10,536,559
3,915,000		Erie County, OH (Series 1996A), Weekly VRDNs (Providence Care Center)/(Bank One N.A. (Columbus) LOC)	3,915,000
3,190,000		Franklin County, OH Health Care Facilities (Series 1999A), Weekly VRDNs (National Church Residences)/(Fifth Third Bank, Cincinnati LOC)	3,190,000
1,450,000		Franklin County, OH Health Care Facilities (Series 1999B), Weekly VRDNs (National Church Residences)/(Fifth Third Bank, Cincinnati LOC)	1,450,000
7,250,000		Franklin County, OH Health Care Facilities (Series 2004), Weekly VRDNs (Creekside at the Village)/(Key Bank, N.A. LOC)	7,250,000
4,805,000		Franklin County, OH Health Care Facilities, Refunding & Improvement Revs (Series 2002B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank, Ohio LOC)	4,805,000
4,500,000		Franklin County, OH IDA, Weekly VRDNs (Heekin Can, Inc.)/(Bank One N.A. (Chicago) LOC)	4,500,000
2,000,000		Franklin County, OH Mortgage Revenue (Series 2000F), Weekly VRDNs (Trinity Healthcare Credit Group)/(J.P. Morgan Chase Bank LIQ)	2,000,000
6,075,000		Geauga County, OH (Series 2001), Weekly VRDNs (Montefiore Housing Corp.)/(Key Bank, N.A. LOC)	6,075,000
1,235,000		Genoa Village, OH (Series 1999), Weekly VRDNs (Genoa Health Care Center)/(Fifth Third Bank, Cincinnati LOC)	1,235,000
7,555,000		Greene County, OH Hospital Facilities Revenue Authority (Series 1999A), Weekly VRDNs (Med Health System)/(Key Bank, N.A. LOC)	7,555,000
3,795,000		Hamilton County, OH Hospital Facilities Authority (Series 1999A), Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	3,795,000
8,100,000		Hamilton County, OH Hospital Facilities Authority (Series 2002A), Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(J.P. Morgan Chase Bank LOC)	8,100,000
5,895,000		Hamilton County, OH (Series 2000A), Weekly VRDNs (Deaconess Long Term Care, Inc.)/(Lasalle Bank, N.A. LOC)	5,895,000
17,000,000		Hamilton County, OH (Series 2004), Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs)	17,000,000
5,265,000		Henry County, OH (Series 1996), Weekly VRDNs (Automatic Feed Co.)/(Huntington National Bank, Columbus, OH LOC)	5,265,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$9,000,000		Lake County, OH, Weekly VRDNs (Lake County, OH Hospital System, Inc.)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ)	$9,000,000
7,240,000		Lorain County, OH EDA, Weekly VRDNs (Lake Ridge Academy)/(National City Bank, Ohio LOC)	7,240,000
5,040,000		Louisville, OH (Series 1999A), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC)	5,040,000
5,490,000		Louisville, OH (Series 1999B), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC)	5,490,000
7,400,000		Lucas County, OH IDA, Weekly VRDNs (Kroger Co.)/(U.S. Bank N.A., Cincinnati LOC)	7,400,000
13,075,000		Lucas County, OH, Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC)	13,075,000
55,000		Lucas County, OH, Weekly VRDNs (Sunshine Children's Home)/(National City Bank, Ohio LOC)	55,000
10,415,000		Lucas County, OH (Series 2003-1), 1.50% BANs, 10/14/2004	10,424,792
9,000,000		Mahoning County, OH Hospital Facilities, (Series B), Weekly VRDNs (Forum Group, Inc.)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	9,000,000
1,260,000		Marion County, OH Health Care Facilities, Weekly VRDNs (Marion Area Counseling Center, Inc.)/(Huntington National Bank, Columbus, OH LOC)	1,260,000
3,925,000		Marion County, OH Health Care Facilities (Series 2002), Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC)	3,925,000
9,000,000		Ohio State Building Authority (Series 2002), FR/RI-L39J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	9,000,000
645,000		Ohio State Higher Educational Facilities Commission, Weekly VRDNs (Notre Dame College)/(National City Bank, Ohio LOC)	645,000
4,970,000		Ohio State Higher Educational Facilities Commission (Series A), Weekly VRDNs (John Carroll University, OH)/(Allied Irish Banks PLC LOC)	4,970,000
5,695,000		Ohio State Turnpike Commission, Morgan Stanley Floater Certificates (Series 1998-71), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	5,695,000
2,800,000		Ohio State University (Series 1999B-2), Weekly VRDNs	2,800,000
5,375,000		Ohio State (Series 2002), FR/RI-L31J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	5,375,000
6,000,000		Port of Greater Cincinnati, OH Development Authority (Series 2003A), Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/(Bank One N.A. (Columbus), Fifth Third Bank, Cincinnati, Lasalle Bank, N.A. and U.S. Bank N.A., Cincinnati LOCs)	6,000,000
3,900,000		Rickenbacker, OH Port Authority, (Series 1992), Weekly VRDNs (Rickenbacker Holdings, Inc.)/(Bank One N.A. (Columbus) LOC)	3,900,000
5,065,000		Ross County, OH, Weekly VRDNs (Adena Health System)/(Huntington National Bank, Columbus, OH LOC)	5,065,000
1,968,750		Ross County, OH, 2.50% BANs, 6/2/2005	1,981,683
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$6,235,000		Ross County, OH, Health Care Facilities Revenue Bonds (Series 2001), Weekly VRDNs (Traditions at Chillicothe)/(Huntington National Bank, Columbus, OH LOC)	$6,235,000
7,965,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003), Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC)	7,965,000
12,300,000		Springboro, OH Community School District, 1.75% BANs, 10/12/2004	12,315,101
2,395,000		Summit County, OH (Series 1996), Weekly VRDNs (United Disability Services, Inc.)/(FirstMerit Bank, N.A. LOC)	2,395,000
6,000,000		Summit County, OH (Series 2002), Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC)	6,000,000
4,095,000		Village of Holland, OH (Series 2001), Weekly VRDNs (Anne Grady Corp.)/(Fifth Third Bank, Cincinnati LOC)	4,095,000
1,100,000		Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995), Weekly VRDNs (D & M Realty)/(Bank One N.A. (Columbus) LOC)	1,100,000
		TOTAL	369,589,765
		Oklahoma--0.2%
1,790,000		Muskogee, OK Industrial Trust (Series 1985), Weekly VRDNs (Warmack Muskogee Ltd. Partnership)/(Bank of America N.A. LOC)	1,790,000
3,865,000		Oklahoma Development Finance Authority (Series 2001), Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America N.A. LOC)	3,865,000
7,800,000		Oklahoma State Industries Authority (Series 2002), Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC)	7,800,000
		TOTAL	13,455,000
		Oregon--0.2%
7,000,000		Oregon State Housing and Community Services Department (Series M), 1.20% TOBs, Optional Tender 1/6/2005	7,000,000
5,500,000		Portland, OR Economic Development Revenue Board, (Series 2003A), Weekly VRDNs (Broadway Housing LLC)/(AMBAC INS)/(Key Bank, N.A. LIQ)	5,500,000
		TOTAL	12,500,000
		Pennsylvania--4.2%
2,000,000		ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT), (Series 2003-24), Weekly VRDNs (Philadelphia, PA School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	2,000,000
5,295,000		Allegheny County, PA HDA (Series 1990D), Weekly VRDNs (Presbyterian University Hospital)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	5,295,000
11,475,000		Allegheny County, PA HDA (Series 2001B), Weekly VRDNs (Covenant at South Hills)/(Key Bank, N.A. LOC)	11,475,000
4,595,000		Allegheny County, PA HDA (Series B1), Weekly VRDNs (Presbyterian University Hospital)/(Bank One N.A. (Chicago) LOC)	4,595,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--continued
$3,360,000		Allegheny County, PA IDA (Series 1992), Weekly VRDNs (Eleven Parkway Center Associates)/(National City Bank, Pennsylvania LOC)	$3,360,000
2,180,000		Allegheny County, PA IDA (Series A of 1997), Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC)	2,180,000
4,115,000		Allegheny County, PA IDA (Series B of 1997), Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC)	4,115,000
7,600,000		Allegheny County, PA IDA (Series B), Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC)	7,600,000
5,230,000		Butler County, PA IDA (Series 2000A), Weekly VRDNs (Concordia Lutheran Ministries)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ)	5,230,000
4,305,000		Central Bucks, PA School District (Series A of 2000), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,305,000
4,440,000		Chartiers Valley, PA Industrial & Commercial Development Authority (Series 2000B), Weekly VRDNs (Asbury Heights)/(Lasalle Bank, N.A. LOC)	4,440,000
2,500,000		Chester County, PA Intermediate Unit (Series 2003), Weekly VRDNs (PNC Bank, N.A. LOC)	2,500,000
8,400,000		Clearfield County, PA IDA (Series 2002), Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC)	8,400,000
4,800,000		Commonwealth of Pennsylvania (Series 2001-JPMC5), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	4,800,000
2,585,500		Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	2,585,500
6,285,000		Commonwealth of Pennsylvania, Variable Rate Certificates (Series 2001-F), Weekly VRDNs (Bank of America N.A. LIQ)	6,285,000
6,000,000		Cumberland County, PA Municipal Authority (Series 1993), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC)	6,000,000
4,575,000		Cumberland County, PA (Series 2000), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	4,575,000
4,500,000		Cumberland County, PA (Series of 2001), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	4,500,000
4,300,000		Dallastown Area School District, PA (Series 1998), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	4,300,000
22,525,000		Dauphin County, PA General Authority, (Education and Health Loan Program, Series 1997), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	22,525,000
4,555,000		Delaware Valley, PA Regional Finance Authority, Variable Rate Certificates (Series 2002E), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ)	4,555,000
13,000,000		Doylestown Hospital Authority, PA (Series 1998 B), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	13,000,000
2,000,000		Doylestown Hospital Authority, PA (Series 1998C), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--continued
$1,800,000		Erie County, PA Hospital Authority, Weekly VRDNs (St. Mary's Hospital Erie, PA)/(PNC Bank, N.A. LOC)	$1,800,000
12,895,000		Erie County, PA Hospital Authority, Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	12,895,000
2,550,000		Erie County, PA Hospital Authority (Series A of 2001), Weekly VRDNs (Senior Living Services, Inc.)/(KBC Bank N.V. LOC)	2,550,000
11,325,000		Huntingdon County, PA General Authority (Series A), Weekly VRDNs (Juniata College)/(PNC Bank, N.A. LOC)	11,325,000
1,400,000		Lawrence County, PA IDA (Series 2001A), Weekly VRDNs (Shenango Presbyterian SeniorCare Obligated Group)/(SunTrust Bank LOC)	1,400,000
2,500,000		Lawrence County, PA IDA (Series 2003), Weekly VRDNs (Villa Maria Retirement Center)/(Allied Irish Banks PLC LOC)	2,500,000
6,810,000		Lehigh County, PA General Purpose Authority (Series 2000), Weekly VRDNs (The Good Shepherd Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	6,810,000
8,200,000		Mercersburg Borough, PA General Purpose Authority (Series A of 2000), Weekly VRDNs (Regents of the Mercersburg College)/(Wachovia Bank N.A. LOC)	8,200,000
9,300,000		Mercersburg Borough, PA General Purpose Authority (Series B of 2000), Weekly VRDNs (Regents of the Mercersburg College)/(Wachovia Bank N.A. LOC)	9,300,000
4,840,000		New Castle, PA Area Hospital Authority (Series 1996), Weekly VRDNs (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank, N.A. LIQ)	4,840,000
1,300,000		Pennsylvania EDFA (Series 1996E), Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC)	1,300,000
8,200,000		Pennsylvania State Higher Education Facilities Authority (Series 2001H-5), Weekly VRDNs (Keystone College)/(PNC Bank, N.A. LOC)	8,200,000
4,000,000		Pennsylvania State Higher Education Facilities Authority (Series B6), 1.125% TOBs (Rosemont College, PA)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2004	4,000,000
7,600,000		Pennsylvania State Higher Education Facilities Authority (Series H1), Weekly VRDNs (Beaver College, PA)/(Allied Irish Banks PLC LOC)	7,600,000
2,100,000		Pennsylvania State Higher Education Facilities Authority (Series I-4), Weekly VRDNs (Messiah College)/(PNC Bank, N.A. LOC)	2,100,000
3,400,000		Pennsylvania State Higher Education Facilities Authority (Series I-6), Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,400,000
9,300,000		Pennsylvania State Higher Education Facilities Authority (Series J1), Weekly VRDNs (Juniata College)/(Allied Irish Banks PLC LOC)	9,300,000
6,990,000		Pennsylvania State Higher Education Facilities Authority, ROCs (Series 1018), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	6,990,000
1,000,000		Pennsylvania State University (Series 2002), Weekly VRDNs (Toronto Dominion Bank LIQ)	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--continued
$4,300,000		Philadelphia, PA Authority for Industrial Development (Series 1998), Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC)	$4,300,000
4,140,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Series 2004), Weekly VRDNs (Philadelphia Protestant Home)/(Fleet National Bank LOC)	4,140,000
53,300,000		Philadelphia, PA School District, 3.00% TRANs, 6/30/2005	53,965,080
4,975,000		Philadelphia, PA Water & Sewer, Lehman Trust Receipts (Series 2000), FR/RI-N4, Weekly VRDNs (United States Treasury COL)/(Bank of New York LIQ)	4,975,000
8,300,000		Pittsburgh, PA, SG-71, Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	8,300,000
4,120,000		University of Pittsburgh (Series 2000A), Weekly VRDNs	4,120,000
10,890,000		Washington County, PA IDA (Series 2000), Weekly VRDNs (Presbyterian SeniorCare-Southminister Place)/(Radian Asset Assurance INS)/(National City Bank, Pennsylvania LIQ)	10,890,000
4,000,000		Westmoreland County, PA IDA (Series 2000A), Weekly VRDNs (Redstone Presbyterian Senior Care Obligated Group)/(Mellon Bank N.A., Pittsburgh LOC)	4,000,000
		TOTAL	340,820,580
		Puerto Rico--0.7%
22,179,500		Commonwealth of Puerto Rico (Series 2002-746D), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	22,179,500
25,850,000		Commonwealth of Puerto Rico, PUTTERS (Series 349), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	25,852,822
6,000,000		Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates (Series 1998-139), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	6,000,000
1,995,000		Puerto Rico Public Finance Corp., Class A Certificates (Series 2002-195), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)	1,995,000
		TOTAL	56,027,322
		South Carolina--0.8%
5,946,500		Berkeley County, SC School District, Floater Certificates (Series 2001-656), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	5,946,500
39,485,000		South Carolina Jobs-EDA (Series 2001), Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank N.A. LOC)	39,485,000
5,000,000		South Carolina Jobs-EDA (Series 2002), Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC)	5,000,000
10,000,000		South Carolina State Public Service Authority, MERLOTS (Series 2004-B6), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	10,000,000
6,500,000		South Carolina State Public Service Authority, MERLOTS (Series 2000L), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	6,500,000
		TOTAL	66,931,500
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Tennessee--2.9%
$13,071,000		ABN AMRO MuniTOPS Certificates Trust (MultiState Non-AMT), (Series 1999-1), Weekly VRDNs (Metropolitan Government Nashville & Davidson County, TN)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$13,071,000
14,610,000		Chattanooga, TN HEFA, Weekly VRDNs (McCallie School)/(SunTrust Bank LOC)	14,610,000
7,000,000		Chattanooga, TN HEFA, Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC)	7,000,000
9,175,000		Chattanooga, TN HEFA (Series 2003), Weekly VRDNs (Southern Adventist University)/(Bank of America N.A. LOC)	9,175,000
4,100,000		Chattanooga, TN IDB (Series 1997), Weekly VRDNs (YMCA)/(SunTrust Bank LOC)	4,100,000
17,510,000	[2]	Elizabethton, TN Health & Educational Facilities Board, MERLOTS (Series 2000 GG), 1.25% TOBs (Mountain States Health Alliance)/ (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	17,510,000
22,000,000		Hendersonville, TN IDB (Series 2000), Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC)	22,000,000
7,200,000		Jackson County, TN IDB (Series B), Daily VRDNs (Esselte AB)/(Bank of America N.A. LOC)	7,200,000
6,600,000		Knox County, TN Health Education & Housing Facilities Board (Series 2000), Weekly VRDNs (Episcopal School of Knoxville)/(SunTrust Bank LOC)	6,600,000
11,570,000		Knox County, TN Health Education & Housing Facilities Board (Series 2000), Weekly VRDNs (Johnson Bible College)/(Amsouth Bank N.A., Birmingham LOC)	11,570,000
1,725,000		Knox County, TN IDB (Series 1999), Weekly VRDNs (Educational Services of the South, Inc.)/(SunTrust Bank LOC)	1,725,000
8,565,000		Memphis, TN Center City Revenue Finance Corp. (Series 1996A), Weekly VRDNs (South Bluffs)/(National Bank of Commerce, Memphis, TN LOC)	8,565,000
1,000,000		Memphis, TN (Series 1995A), Weekly VRDNs (WestLB AG LIQ)	1,000,000
640,000		Memphis, TN, General Improvement Refunding Bonds (Series 1995A), Weekly VRDNs (WestLB AG LIQ)	640,000
800,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Series 1996), Weekly VRDNs (Dede Wallace Center)/(SunTrust Bank LOC)	800,000
6,700,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Series 1997), Weekly VRDNs (Belmont University)/(SunTrust Bank LOC)	6,700,000
8,225,000		Metropolitan Government Nashville & Davidson County, TN IDB (Series 2003), Weekly VRDNs (David Lipscomb University)/(SunTrust Bank LOC)	8,225,000
17,000,000		Metropolitan Government Nashville & Davidson County, TN IDB (Series 2004), Weekly VRDNs (Nashville Symphony Association)/(Bank of America N.A. LOC)	17,000,000
295,000		Montgomery County, TN Public Building Authority, Pooled Financing Revenue Bonds (Series 1996), Weekly VRDNs (Montgomery County Loan)/(Bank of America N.A. LOC)	295,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Tennessee--continued
$4,200,000		Sevier County, TN Public Building Authority (Series II-B-2), Weekly VRDNs (Citizens Gas Utility District of Scott & Morgan Counties)/(AMBAC INS)/ (KBC Bank N.V. LIQ)	$4,200,000
2,840,000		Sevier County, TN Public Building Authority (Series II-G-3), Weekly VRDNs (Maryville, TN)/(AMBAC INS)/(KBC Bank N.V. LIQ)	2,840,000
6,055,000		Sevier County, TN Public Building Authority (Series IV-A-4), Daily VRDNs (Monroe County, TN)/(FSA INS)/(J.P. Morgan Chase Bank LIQ)	6,055,000
8,000,000		Sevier County, TN Public Building Authority (Series IV-E-1), Daily VRDNs (Pigeon Forge, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	8,000,000
5,465,000		Sevier County, TN Public Building Authority (Series IV-E-3), Daily VRDNs (Union City, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	5,465,000
7,490,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series II-G-1), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)	7,490,000
11,545,000		Shelby County, TN, Floater Certificates (Series 2001-561), Weekly VRDNs (Morgan Stanley LIQ)	11,545,000
895,000		Washington County, TN IDB (Series 1996), Weekly VRDNs (Springbrook Properties)/(SunTrust Bank LOC)	895,000
25,000,000		Wilson County, TN Sports Authority (Series 1999), Weekly VRDNs (Mercantile Safe Deposit & Trust Co., Baltimore LOC)	25,000,000
		TOTAL	229,276,000
		Texas--12.1%
20,996,000		ABN AMRO MuniTOPS Certificates Trust (MultiState Non-AMT), (Series 1998-19), Weekly VRDNs (Dallas, TX Waterworks & Sewer System)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	20,996,000
5,500,000		ABN AMRO MuniTOPS Certificates Trust (MultiState Non-AMT), (Series 2002-16), Weekly VRDNs (Leander, TX Independent School District)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ)	5,500,000
16,745,000	[2]	ABN AMRO MuniTOPS Certificates Trust (MultiState Non-AMT), (Series 2004-5), 1.10% TOBs (Lake Travis, TX Independent School District)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 2/15/2005	16,745,000
10,890,000		Aldine, TX Independent School District, (Series 1997), SGB-30, Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Societe Generale, Paris LIQ)	10,890,000
13,900,000		Austin, TX Electric Utility System (Series 2002-744D), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	13,900,000
6,415,000		Austin, TX Water and Wastewater System, MERLOTS (Series 2001 A-63), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	6,415,000
14,940,000	[2]	Bexar County, TX, Clippers (Series 2001-3), 1.05% TOBs (MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/8/2004	14,940,000
17,785,000		Dallas, TX, (PT-369), Weekly VRDNs (DePfa Bank PLC LIQ)	17,785,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$9,000,000		East Texas Housing Finance Corp. (Series 2002), Weekly VRDNs (The Park at Shiloh Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	$9,000,000
400,000		Grapevine, TX, IDC (Series 1993), Weekly VRDNs (Southern Air Transport, Inc.)/(Bank of Montreal LOC)	400,000
5,000,000		Harris County, TX HFDC (Series 2000), Weekly VRDNs (St. Dominic Village)/(J.P. Morgan Chase Bank LOC)	5,000,000
115,050,000		Harris County, TX HFDC (Series 2002), Daily VRDNs (Methodist Hospital, Harris County, TX)	115,050,000
25,500,000		Harris County, TX, ROCs (Series 4056), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	25,500,000
12,000,000		Houston, TX Airport System, MERLOTS (Series 2000-A25), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	12,000,000
3,245,000		Houston, TX Combined Utility System, Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	3,245,000
10,290,000		Houston, TX Higher Education Finance Corp., (Series 2000A), Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank N.A. LOC)	10,290,000
18,400,000		Houston, TX Independent School District, Floater Certificates (Series 1998-133), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Morgan Stanley LIQ)	18,400,000
15,330,000		Houston, TX Water & Sewer System, MERLOTS (Series 2001-A128), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	15,330,000
2,670,000		Houston, TX Water & Sewer System, MERLOTS (Series 2002-A-16), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	2,670,000
11,315,000		Kendall County, TX Health Facilities Development Corp., (Series 2002-A), Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(Bank One N.A. (Chicago) LOC)	11,315,000
8,560,000		McKinney, TX Independent School District, (PT-1180), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	8,560,000
5,175,000		North East, TX Independent School District, PUTTERs (Series 390), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/ (J.P. Morgan Chase Bank LIQ)	5,175,000
1,070,000		North Richland Hills, TX IDC, Weekly VRDNs (Tecnol, Inc.)/(Bank of America N.A. LOC)	1,070,000
4,320,000		North Texas Tollway Authority, ROCs (Series 4008), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	4,320,000
7,500,000		Richmond, TX Higher Education Finance Corp. (Series 2003A), Weekly VRDNs (Bayou Student Housing LLC - University of Houston)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	7,500,000
4,000,000	[2]	Sabine River Authority, TX, Clippers (Series 2001-2), 1.05% TOBs (Southwestern Electric Power Co.)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/8/2004	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$5,400,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002A-12), 1.13% TOBs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), Optional Tender 2/23/2005	$5,400,000
45,000,000		San Antonio, TX Electric & Gas System (Series 2003), Weekly VRDNs (Bank of America N.A. LIQ)	45,000,000
5,855,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2001 A10), 1.45% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 4/27/2005	5,855,000
82,880,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002A-53) 1.75% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/20/2005	82,880,000
11,100,000		San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997 SG 101), Weekly VRDNs (Societe Generale, Paris LIQ)	11,100,000
7,495,000		San Antonio, TX Electric & Gas System, (PT-1708), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	7,495,000
7,935,000		San Antonio, TX ISD, (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	7,935,000
10,000		TX Pooled Tax Exempt Trust, Certificates of Participation (Series 1996), Weekly VRDNs (Bank One N.A. (Chicago) LOC)	10,000
8,190,000		Tarrant County, TX HFA (Series A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	8,190,000
6,580,000		Tarrant County, TX Housing Finance Corp., (PT-480), Weekly VRDNs (Windcastle Apartments)/(FHLMC GTD)/(FHLMC LIQ)	6,580,000
11,510,000		Tarrant County, TX Housing Finance Corp. (PT-482), Weekly VRDNs (Bear Creek Apartments)/(FHLMC GTD)/(FHLMC LIQ)	11,510,000
520,000		Texas State Department of Housing & Community Affairs, (PT-361), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	520,000
299,000,000		Texas State, 2.00% TRANs, 8/31/2004	299,209,944
90,985,000		Texas State, TRANs (Series 2003), FR/RI-L37J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	90,985,000
6,000,000		Texas Turnpike Authority, ROCs (Series 188), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	6,000,000
19,500,000		Waco, TX Education Finance Corp. (Series 2002A), Weekly VRDNs (Baylor University)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ)	19,500,000
		TOTAL	974,165,944
		Utah--0.0%
2,490,000		Utah State Municipal Power Agency, (PT-1813), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,490,000
		Vermont--0.0%
195,000		Vermont Educational and Health Buildings Financing Agency (Series 1995A), Weekly VRDNs (Key Bank, N.A. LOC)	195,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Virginia--1.4%
$13,000,000		ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT), (Series 1998-21), Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$13,000,000
4,370,000		Albemarle County, VA IDA (Series 1999), Weekly VRDNs (Region Ten Community Services Board, Inc.)/(Wachovia Bank N.A. LOC)	4,370,000
4,480,000		Alexandria, VA IDA (Series 1999), Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC)	4,480,000
2,860,000		Arlington County, VA (Series 2000A), Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC)	2,860,000
3,670,000		Fairfax County, VA EDA (Series 1995), Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC)	3,670,000
1,780,000		Fairfax County, VA EDA (Series 2002), Weekly VRDNs (Wolf Trap Foundation for the Performing Arts)/(Bank of America N.A. LOC)	1,780,000
13,845,000		Fairfax County, VA EDA (Series 2003), Weekly VRDNs (George Mason University Foundation, Inc.)/(SunTrust Bank LOC)	13,845,000
840,000		Fauquier County, VA IDA, Weekly VRDNs (Warrenton Development Co.)/(Fleet National Bank LOC)	840,000
3,335,000		Henrico County, VA EDA (Series 2001), Weekly VRDNs (Instructive Visiting Nurse Association)/(SunTrust Bank LOC)	3,335,000
3,630,000		Henrico County, VA EDA (Series 2001), Weekly VRDNs (Roslyn Conference Center)/(SunTrust Bank LOC)	3,630,000
5,500,000		Henrico County, VA EDA (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(KBC Bank N.V. LOC)	5,500,000
16,800,000		Henrico County, VA IDA, MERLOTS (Series 1997C), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Wachovia Bank N.A. LIQ)	16,800,000
2,000,000		James City County, VA IDA (Series 1997), Weekly VRDNs (Riverside Health System)	2,000,000
8,615,000		Newport News, VA EDA, Oyster Point Town Center, Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ)	8,615,000
4,000,000		Newport News, VA Redevelopment & Housing Authority (Series 2001), Weekly VRDNs (Newport-Oxford Associates LLP)/(FHLMC LOC)	4,000,000
3,000,000		Spotsylvania County, VA IDA (Series 1993), Weekly VRDNs (Carlisle Corp. Project)/(SunTrust Bank LOC)	3,000,000
19,235,000		Virginia Resources Authority, Water and Sewer (Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ)	19,235,000
1,220,000		Virginia State Public Building Authority, Floater Certificates (Series 1998-131), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Morgan Stanley LIQ)	1,220,000
		TOTAL	112,180,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Washington--2.1%
$4,000,000		ABN AMRO MuniTOPS Certificates Trust (MultiState Non-AMT), (Series 1998-16), Weekly VRDNs (Port of Seattle, WA)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$4,000,000
11,957,000		ABN AMRO MuniTOPS Certificates Trust (MultiState Non-AMT), (Series 1999-12), Weekly VRDNs (Washington State)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	11,957,000
5,000,000		ABN AMRO MuniTOPS Certificates Trust (MultiState Non-AMT), (Series 2001-1), Weekly VRDNs (King County, WA)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	5,000,000
8,680,000	[2]	ABN AMRO MuniTOPS Certificates Trust (MultiState Non-AMT), (Series 2002-36), 1.25% TOBs (Tacoma, WA Regional Water Supply System)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 11/3/2004	8,680,000
4,170,000		Clark County, WA Public Utilities District No. 001, MERLOTS (Series 2001-A122), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	4,170,000
16,230,000		Energy Northwest, WA, (PT-615), Weekly VRDNs (FSA, MBIA Insurance Corp. INS and Merrill Lynch & Co., Inc. LIQs)	16,230,000
8,500,000		Energy Northwest, WA, (PT-778), Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	8,500,000
9,455,000		Energy Northwest, WA, (PT-1392), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	9,455,000
5,470,000		Energy Northwest, WA, ROCs (Series 4524), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,470,000
10,000,000		King County, WA, MERLOTS (Series 2000 E), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	10,000,000
2,200,000		Port of Seattle, WA (Series 1985), Weekly VRDNs (Douglas Management Co.)/(Mellon Bank N.A., Pittsburgh LOC)	2,200,000
20,930,000		Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A56), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	20,930,000
5,315,000		Seattle, WA Water System, ROCs (Series 4006), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,315,000
3,485,000		Spokane, WA School District No. 081, ROCs (Series 4000), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,485,000
7,490,000		Washington State (PT-1782), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	7,490,000
34,860,000		Washington State, Class A Certificates (Series 2002-205), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ)	34,860,000
2,055,000		Washington State, MERLOTS (Series 2002-A14), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	2,055,000
5,170,000		Washington State, Piper Certificates (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ)	5,170,000
3,765,000		Washington State, Piper Variable Certificates (Series 2002B), Weekly VRDNs (FSA INS)/(Bank of New York LIQ)	3,765,000
		TOTAL	168,732,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		West Virginia--0.1%
$6,265,000		Cabell County Commission, WV (Series 1995), Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC)	$6,265,000
1,300,000		West Virginia University, MERLOTS (Series 2002-A-15), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	1,300,000
		TOTAL	7,565,000
		Wisconsin--2.2%
19,475,000		Appleton, WI Area School District, 1.75% TRANs, 9/30/2004	19,495,803
22,000,000		Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT), (Series 2004-4), Weekly VRDNs (Wisconsin State)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ)	22,000,000
11,650,000		Eau Claire, WI Area School District, 1.75% TRANs, 8/20/2004	11,653,893
4,800,000		Greenfield, WI School District, 1.75% TRANs, 9/30/2004	4,804,745
1,975,000		Lakeland, WI Union High School District, 1.75% TRANs, 10/1/2004	1,976,885
2,600,000		Maple Dale-Indian Hill School District, 1.70% TRANs, 8/19/2004	2,600,773
5,750,000		Menomonee Falls, WI School District, 1.75% TRANs, 8/19/2004	5,751,622
9,000,000		Mequon-Thiensville, WI School District, 1.75% TRANs, 9/3/2004	9,004,973
5,750,000		Milwaukee, WI (Series 1999), Weekly VRDNs (Goodwill Industries of Southeastern Wisconsin and Metropolitan Chicago, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	5,750,000
4,100,000		Pulaski, WI Community School District, 1.75% TRANs, 9/23/2004	4,103,697
5,000,000		University of Wisconsin Hospital and Clinics Authority, MERLOTS (Series 2000RR), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	5,000,000
15,000,000		Waukesha, WI School District, 1.50% TRANs, 8/23/2004	15,004,191
2,650,000		Waunakee, WI Community School District, 1.55% BANs, 4/1/2005	2,650,000
4,000,000		Waunakee, WI Community School District, 1.70% TRANs, 9/10/2004	4,002,637
7,100,000		Wausau, WI School District, 1.55% TRANs, 10/19/2004	7,106,208
7,775,000		Wisconsin School Districts (Series 2003 A-2), 2.00% TRANs (Fond Du Lac, WI School District), 9/22/2004	7,784,825
6,500,000		Wisconsin School Districts (Series 2003 B-1), 2.00% TANs (U.S. Bank N.A., Cincinnati LOC), 11/1/2004	6,513,712
9,400,000		Wisconsin School Districts (Series 2003 B-2), 2.00% TANs (Fond Du Lac, WI School District), 11/1/2004	9,419,830
1,815,000		Wisconsin State HEFA (Series 1997), Weekly VRDNs (Cedar Crest, Inc.)/ (Bank One N.A. (Chicago) LOC)	1,815,000
2,475,000		Wisconsin State HEFA (Series 2000), Weekly VRDNs (Grace Lutheran Foundation, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	2,475,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Wisconsin--continued
$6,500,000		Wisconsin State HEFA (Series 2003B), Weekly VRDNs (Franciscan Sisters of Christian Charity HealthCare Ministry, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	$6,500,000
21,590,000		Wisconsin State HEFA, MERLOTS (Series 1997B), Weekly VRDNs (Sinai Samaritan Medical Center, Inc.)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	21,590,000
		TOTAL	177,003,794
		Wyoming--0.1%
8,190,000		Converse County, WY, PCRB (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank One N.A. (Chicago) LIQ)	8,190,000
755,000		Douglas, WY, 1.45% TOBs (Safeway Inc.)/(Deutsche Bank Trust Co. Americas LOC), Mandatory Tender 12/1/2004	755,000
		TOTAL	8,945,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [3]	8,047,961,288
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(11,175,934)
		TOTAL NET ASSETS--100%	$8,036,785,354

1 The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. The Fund follows applicable regulations in determining whether a security is rated by multiple NRSROs in different rating categories should be identified as a First Tier security. At July 31, 2004, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2004, these securities amounted to $308,098,000 which represents 3.8% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Commission
EDFA	--Economic Development Financing Authority
EDR	--Economic Development Revenue
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance Inc.
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB(s)	--Industrial Development Revenue Bond(s)
IDFA	--Industrial Development Finance Authority
INS	--Insured
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOCs	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Offer Certificates
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements

Portfolio of Investments Summary Tables
Treasury Obligations Fund

At July 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
Repurchase Agreements	77.7%
U.S. Treasury Securities	22.3%
TOTAL		100%

At July 31, 2004, the fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of		Percentage of Total Investments [2]
1-7 days	66.1%
8-30 days	0.0%
31-90 days	16.9%
91-180 days	14.6%
181+ days	2.4%
TOTAL		100%

1 See the fund's prospectus for a more complete description of the principal types of securities in which the fund invests.

2 Percentages are based on total investments, which may differ from total net assets.

3 Effective maturity is determined in accordance with Federal regulations governing money market funds.

Portfolio of Investments
Treasury Obligations Fund

July 31, 2004

Principal Amount			Collateral Market Value
		U.S. TREASURY BILLS--5.5% [1]
$78,500,000		United States Treasury Bills, 0.980%, 9/16/2004	$78,401,702
116,000,000		United States Treasury Bills, 0.995%, 10/7/2004	115,785,191
79,000,000		United States Treasury Bills, 1.070%, 10/21/2004	78,809,808
120,000,000		United States Treasury Bills, 1.545%, 12/23/2004	119,258,400
139,000,000		United States Treasury Bills, 1.565%, 12/23/2004	138,129,860
82,000,000		United States Treasury Bills, 1.735%, 1/27/2005	81,292,601
41,000,000		United States Treasury Bills, 1.740%, 1/27/2005	40,645,281
		TOTAL	652,322,843
		U.S. TREASURY BOND--0.2%
25,000,000		United States Treasury Bond, 11.625%, 11/15/2004	25,739,245
		U.S. TREASURY NOTES--16.1%
275,500,000		United States Treasury Notes, 1.625%, 1/31/2005 - 4/30/2005	272,934,070
50,000,000		United States Treasury Notes, 1.750%, 12/31/2004	50,091,918
348,000,000		United States Treasury Notes, 1.875%, 9/30/2004	348,450,655
494,000,000		United States Treasury Notes, 2.000%, 11/30/2004	495,273,441
79,000,000		United States Treasury Notes, 2.125%, 10/31/2004	79,178,155
661,500,000		United States Treasury Notes, 5.875%, 11/15/2004	670,423,807
		TOTAL	1,916,352,046
		TOTAL U.S. TREASURY	2,594,414,134
		REPURCHASE AGREEMENTS--76.1%
600,000,000		Interest in $1,000,000,000 joint repurchase agreements with ABN AMRO Bank NV, New York, 1.340%, dated 7/30/2004 to be repurchased at $600,067,000 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029, collateral market value $1,020,114,353	600,000,000
653,000,000	[2]	Interest in $750,000,000 joint repurchase agreement with Banc of America Securities LLC, 1.330%, dated 7/15/2004 to be repurchased at $654,109,737 on 8/31/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2022, collateral market value $765,001,151	653,000,000
Principal Amount			Collateral Market Value
		REPURCHASE AGREEMENTS--continued
$1,000,000,000		Interest in $1,000,000,000 joint repurchase agreement with Banc of America Securities LLC, 1.340%, dated 7/30/2004 to be repurchased at $1,000,111,667 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2029, collateral market value $1,020,000,527	$1,000,000,000
876,055,000		Interest in $1,725,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.340%, dated 7/30/2004 to be repurchased at $876,152,826 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,759,696,640	876,055,000
375,000,000		Interest in $750,000,000 joint repurchase agreement with Bear Stearns & Co., Inc., 1.340%, dated 7/30/2004 to be repurchased at $375,041,875 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2013, collateral market value $767,624,831	375,000,000
100,000,000		Interest in $100,000,000 joint repurchase agreement with CIBC World Markets Corp., 1.340%, dated 7/30/2004 to be repurchased at $100,011,167 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2021, collateral market value $102,000,211	100,000,000
90,000,000		Interest in $100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.230%, dated 7/30/2004 to be repurchased at $90,009,225 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2016, collateral market value $102,011,062	90,000,000
675,000,000		Interest in $1,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.330%, dated 7/30/2004 to be repurchased at $675,074,813 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2014, collateral market value $1,020,113,051	675,000,000
700,000,000		Interest in $700,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.340%, dated 7/30/2004 to be repurchased at $700,078,167 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2025, collateral market value $714,004,849	700,000,000
500,000,000		Interest in $500,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.330%, dated 7/30/2004 to be repurchased at $500,055,417 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/28/2006, collateral market value $510,077,401	500,000,000
990,000,000		Interest in $1,240,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.340%, dated 7/30/2004 to be repurchased at $990,110,550 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2021, collateral market value $1,266,585,190	990,000,000
200,000,000		Interest in $200,000,000 joint repurchase agreement with Societe Generale, London, 1.300%, dated 7/30/2004 to be repurchased at $200,021,667 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2021, collateral market value $204,000,796	200,000,000
Principal Amount			Collateral Market Value
		REPURCHASE AGREEMENTS--continued
$230,000,000		Interest in $500,000,000 joint repurchase agreement with State Street Bank and Trust Co., 1.270%, dated 7/30/2004 to be repurchased at $230,024,342 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2026, collateral market value $513,429,162	$230,000,000
90,000,000		Interest in $100,000,000 joint repurchase agreement with UBS Securities LLC, 1.240%, dated 7/30/2004 to be repurchased at $90,009,300 on 8/2/2004, collateralized by an U.S. Treasury Obligation with a maturity of 5/15/2007, collateral market value $102,001,573	90,000,000
358,000,000	[2]	Interest in $425,000,000 joint repurchase agreement with UBS Securities LLC, 1.320%, dated 6/17/2004 to be repurchased at $359,181,400 on 9/16/2004, collateralized by U.S. Treasury Obligations with various maturities to 7/15/2012, collateral market value $433,500,044	358,000,000
339,000,000	[2]	Interest in $400,000,000 joint repurchase agreement with UBS Securities LLC, 1.340%, dated 7/13/2004 to be repurchased at $339,769,718 on 9/13/2004, collateralized by U.S. Treasury Obligation with a maturity of 5/15/2007, collateral market value $408,001,256	339,000,000
1,280,000,000		Interest in $1,500,000,000 joint repurchase agreement with UBS Securities LLC, 1.340%, dated 7/30/2004 to be repurchased at $1,280,142,933 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2025, collateral market value $1,530,006,442	1,280,000,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	9,056,055,000
		TOTAL INVESTMENTS--97.9% (AT AMORTIZED COST) [3]	11,650,469,134
		OTHER ASSETS AND LIABILITIES - NET--2.1%	253,062,756
		TOTAL NET ASSETS--100%	$11,903,531,890

1 These issues show the rate of discount at the time of purchase.

2 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2004

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Assets:
Investments in repurchase agreements	$3,916,429,000	$--	$--
Investments in securities	4,580,105,582	2,915,799,592	2,769,069,336
TOTAL INVESTMENTS IN SECURITIES, AT AMORTIZED COST AND VALUE	8,496,534,582	2,915,799,592	2,769,069,336
Cash	4,949,698	493,188	--
Income receivable	10,265,751	3,619,103	7,628,816
Receivable for shares sold	2,166,184	104,741	672,236
TOTAL ASSETS	8,513,916,215	2,920,016,624	2,777,370,388
Liabilities:
Payable for investments purchased	304,304,062	--	--
Payable for shares redeemed	7,504,620	1,361,223	253,968
Payable to bank	--		2,969,265
Payable for distribution services fee (Note 5)	5,883	--	--
Payable for shareholder services fee (Note 5)	660,057	374,586	104,855
Income distribution payable	3,428,038	1,739,899	605,807
Accrued expenses	104,323	45,557	28,987
TOTAL LIABILITIES	316,006,983	3,521,265	3,962,882
TOTAL NET ASSETS	$8,197,909,232	$2,916,495,359	$2,773,407,506
Net Assets Consist of:
Paid-in Capital	$8,197,865,195	$2,916,495,016	$2,773,452,854
Accumulated net realized loss on investments	--	--	(48,887)
Undistributed net investment income	44,037	343	3,539
TOTAL NET ASSETS	$8,197,909,232	$2,916,495,359	$2,773,407,506
Net Assets:
Institutional Shares	$5,134,295,918	$1,159,503,021	$2,144,467,979
Institutional Service Shares	3,036,451,566	1,756,992,338	363,594,927
Institutional Capital Shares	--	--	265,344,600
Trust Shares	27,161,748	--	--
TOTAL NET ASSETS	$8,197,909,232	$2,916,495,359	$2,773,407,506

Statements of Assets and Liabilities-continued

July 31, 2004

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	$5,134,258,271	$1,159,523,831	$2,144,517,292
Institutional Service Shares	3,036,446,118	1,756,971,185	363,597,293
Institutional Capital Shares	--	--	265,338,268
Trust Shares	27,160,806	--	--
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	--	--	$1.00
Trust Shares	$1.00	--	--

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2004

	Prime Cash Obligations Fund	Prime Obligations Fund	Prime Value Obligations Fund
Assets:
Investments in repurchase agreements	$152,136,000	$1,447,965,000	$563,130,000
Investments in securities	11,101,171,340	19,918,443,178	11,371,544,447
Total investments in securities, at amortized cost and value	11,253,307,340	21,366,408,178	11,934,674,447
Cash	469,887	82,718,340	124,577,601
Income receivable	17,025,266	30,165,892	18,014,776
Receivable for shares sold	1,599,722	1,122,572	2,630,488
TOTAL ASSETS	11,272,402,215	21,480,414,982	12,079,897,312
Liabilities:
Payable for shares redeemed	190,801	87,294,797	125,197,024
Payable for account administration fee (Note 5)	--	7,599	--
Payable for distribution services fee (Note 5)	--	7,599	--
Payable for shareholder services fee (Note 5)	473,622	1,033,766	351,631
Income distribution payable	6,560,534	12,367,175	4,022,435
Accrued expenses	113,583	226,302	114,525
TOTAL LIABILITIES	7,338,540	100,937,238	129,685,615
TOTAL NET ASSETS	$11,265,063,675	$21,379,477,744	$11,950,211,697
Net Assets Consist of:
Paid-in Capital	$11,265,111,204	$21,379,630,615	$11,950,267,891
Accumulated net realized loss on investments	--	(26,434)	--
Distributions in excess of net investment income	(47,529)	(126,437)	(56,194)
TOTAL NET ASSETS	$11,265,063,675	$21,379,477,744	$11,950,211,697
Net Assets:
Institutional Shares	$8,605,478,328	$16,519,436,060	$9,502,207,004
Institutional Service Shares	2,025,081,392	4,824,569,520	1,564,255,257
Institutional Capital Shares	634,503,955	--	883,749,436
Trust Shares	--	35,472,164	--
TOTAL NET ASSETS	$11,265,063,675	$21,379,477,744	$11,950,211,697

Statements of Assets and Liabilities-continued

July 31, 2004

	Prime Cash Obligations Fund	Prime Obligations Fund	Prime Value Obligations Fund
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	$8,605,484,387	$16,519,514,991	$9,502,292,064
Institutional Service Shares	2,025,160,476	4,824,642,921	1,564,244,453
Institutional Capital Shares	634,486,098	--	883,731,374
Trust Shares	--	35,472,158	--
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	--	$1.00
Trust Shares	--	$1.00	--

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2004

	Tax-Free Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$--	$9,056,055,000
Investments in securities	8,047,961,288	2,594,414,134
TOTAL INVESTMENTS IN SECURITIES, AT AMORTIZED COST AND VALUE	8,047,961,288	11,650,469,134
Cash	1,022,787	10,962,425
Income receivable	21,523,226	19,366,694
Receivable for investments sold	--	243,500,000
Receivable for shares sold	51,061	4,660
TOTAL ASSETS	8,070,558,362	11,924,302,913
Liabilities:
Payable for investments purchased	30,415,200	--
Payable for shares redeemed	33,729	12,987,588
Payable for account administration fee (Note 5)	--	108,160
Payable for distribution services fee (Note 5)	--	108,160
Payable for shareholder services fee (Note 5)	385,634	1,136,908
Income distribution payable	2,874,670	6,324,124
Accrued expenses	63,775	106,083
TOTAL LIABILITIES	33,773,008	20,771,023
TOTAL NET ASSETS	8,036,785,354	11,903,531,890
Net Assets Consist of:
Paid-in Capital	$8,036,901,877	$11,903,534,292
Accumulated net realized loss on investments	(124,640)	--
Undistributed (distributions in excess of) net investment income	8,117	(2,402)
TOTAL NET ASSETS	$8,036,785,354	$11,903,531,890
Net Assets:
Institutional Shares	$6,249,044,890	$5,558,391,752
Institutional Service Shares	1,787,740,464	4,965,030,576
Institutional Capital Shares	--	871,735,177
Trust Shares	--	508,374,385
TOTAL NET ASSETS	$8,036,785,354	$11,903,531,890

Statements of Assets and Liabilities-continued

July 31, 2004

	Tax-Free Obligations Fund	Treasury Obligations Fund
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	$6,249,184,714	$5,558,205,553
Institutional Service Shares	1,787,736,468	4,965,175,469
Institutional Capital Shares	--	871,773,713
Trust Shares	--	508,379,557
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00
Institutional Capital Shares	--	$1.00
Trust Shares	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2004

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Investment Income:
Interest	$97,414,292	$35,613,872	$31,033,546
Expenses:
Investment adviser fee (Note 5)	17,441,556	6,544,863	5,530,104
Administrative personnel and services fee (Note 5)	6,863,409	2,574,039	2,179,896
Account administrative fee--Trust Shares (Note 5)	90,774	--	--
Custodian fees	378,946	140,619	127,694
Transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	418,327	130,463	111,119
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)	248,265	174,785	18,359
Transfer and dividend disbursing agent fees and expenses--Institutional Capital Shares (Note 5)	--	--	66,575
Transfer and dividend disbursing agent fees and expenses--Trust Shares (Note 5)	2,948	--	--
Directors'/Trustees' fees	60,909	23,653	16,208
Auditing fees	15,579	15,135	13,093
Legal fees	7,953	6,875	2,919
Portfolio accounting fees (Note 5)	358,820	212,743	213,472
Distribution services fee--Trust Shares (Note 5)	90,774	--	--
Shareholder services fee--Institutional Shares (Note 5)	13,585,428	3,538,982	--
Shareholder services fee--Institutional Service Shares (Note 5)	8,125,743	4,642,097	877,561
Shareholder services fee--Institutional Capital Shares (Note 5)	--	--	658,823
Share registration costs	57,148	30,582	49,535
Printing and postage	41,175	13,902	24,977
Insurance premiums	59,802	27,927	22,922
Miscellaneous	75,773	32,467	26,466
TOTAL EXPENSES	47,923,329	18,109,132	9,939,723

Statements of Operations-continued

Year Ended July 31, 2004

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Waivers (Note 5):
Waiver of investment adviser fee	$(7,438,984)	$(2,873,743)	$(3,074,909)
Waiver of administrative personnel and services fee	(241,297)	(89,404)	(79,493)
Waiver of transfer and dividend disbursing agent fees and expenses	(481,455)	(259,694)	(83,649)
Waiver of shareholder services fee--Institutional Shares	(13,585,428)	(3,538,982)	--
Waiver of shareholder services fee--Institutional Capital Shares	--	--	(395,293)
TOTAL WAIVERS	(21,747,164)	(6,761,823)	(3,633,344)
Net expenses	26,176,165	11,347,309	6,306,379
Net investment income	71,238,127	24,266,563	24,727,167
Net realized loss on investments	--	--	(48,887)
Change in net assets resulting from operations	$71,238,127	$24,266,563	$24,678,280

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2004

	Prime Cash Obligations Fund	Prime Obligations Fund	Prime Value Obligations Fund
Investment Income:
Interest	$154,494,114	$282,963,678	$151,569,233
Expenses:
Investment adviser fee (Note 5)	26,600,910	48,568,229	25,432,562
Administrative personnel and services fee (Note 5)	10,473,052	19,116,398	10,012,135
Account administration fee--Trust Shares (Note 5)	--	57,346	--
Custodian fees	671,391	1,084,008	641,523
Transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	488,188	1,374,082	347,518
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)	86,098	382,926	43,596
Transfer and dividend disbursing agent fees and expenses--Institutional Capital Shares (Note 5)	169,513	--	140,208
Transfer and dividend disbursing agent fees and expenses--Trust Shares (Note 5)	--	1,914	--
Directors'/Trustees' fees	62,583	178,540	91,340
Auditing fees	14,880	15,446	14,979
Legal fees	--	--	8,405
Portfolio accounting fees (Note 5)	511,056	755,365	460,514
Distribution services fee--Trust Shares (Note 5)	--	57,346	--
Shareholder services fee--Institutional Shares (Note 5)	--	47,798,968	--
Shareholder services fee--Institutional Service Shares (Note 5)	4,684,360	12,853,972	3,349,843
Shareholder services fee--Institutional Capital Shares (Note 5)	1,731,230	--	1,497,116
Share registration costs	95,065	61,769	50,890
Printing and postage	36,550	42,065	27,749
Insurance premiums	80,646	150,153	82,714
Miscellaneous	52,675	106,972	57,593
TOTAL EXPENSES	45,758,197	132,605,499	42,258,685

Statements of Operations-continued

Year Ended July 31, 2004

	Prime Cash Obligations Fund	Prime Obligations Fund	Prime Value Obligations Fund
Waivers (Note 5):
Waiver of investment adviser fee	$(13,743,408)	$(20,132,403)	$(14,378,285)
Waiver of administrative personnel and services fee	(372,187)	(675,322)	(355,168)
Waiver of transfer and dividend disbursing agent fees and expenses	(495,971)	(1,271,992)	(317,728)
Waiver of shareholder services fee--Institutional Shares	--	(47,798,968)	--
Waiver of shareholder services fee--Institutional Capital Shares	(1,038,738)	--	(898,270)
TOTAL WAIVERS	(15,650,304)	(69,878,685)	(15,949,451)
Net expenses	30,107,893	62,726,814	26,309,234
Net investment income	124,386,221	220,236,864	125,259,999
Net realized gain on investments	--	23,886	--
Change in net assets resulting from operations	$124,386,221	$220,260,750	$125,259,999

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2004

	Tax-Free Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$87,207,440	$123,644,199
Expenses:
Investment adviser fee (Note 5)	16,590,441	23,407,806
Administrative personnel and services fee (Note 5)	6,532,488	9,212,160
Account administration fee--Trust Shares (Note 5)	--	756,881
Custodian fees	356,125	501,006
Transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	401,633	476,300
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)	122,786	501,821
Transfer and dividend disbursing agent fees and expenses--Institutional Capital Shares (Note 5)	--	88,502
Transfer and dividend disbursing agent fees and expenses--Trust Shares (Note 5)	--	30,679
Directors'/Trustees' fees	65,536	83,155
Auditing fees	14,074	14,148
Legal fees	--	3,787
Portfolio accounting fees (Note 5)	337,448	440,279
Distribution services fee--Trust Shares (Note 5)	--	756,881
Shareholder services fee--Institutional Shares (Note 5)	15,905,674	12,610,705
Shareholder services fee--Institutional Service Shares (Note 5)	4,832,375	13,505,080
Shareholder services fee--Institutional Capital Shares (Note 5)	--	2,387,091
Share registration costs	54,349	78,212
Printing and postage	21,393	45,932
Insurance premiums	54,999	78,483
Miscellaneous	31,343	72,638
TOTAL EXPENSES	45,320,664	65,051,546

Statements of Operations-continued

Year Ended July 31, 2004

	Tax-Free Obligations Fund	Treasury Obligations Fund
Waivers (Note 5):
Waiver of investment adviser fee	$(6,897,811)	$(9,743,478)
Waiver of administrative personnel and services fee	(232,702)	(324,661)
Waiver of transfer and dividend disbursing agent fees and expenses	(455,195)	(985,471)
Waiver of shareholder services fee--Institutional Shares	(15,905,674)	(12,610,705)
Waiver of shareholder services fee--Institutional Capital Shares	--	(1,432,255)
TOTAL WAIVERS	(23,491,382)	(25,096,570)
Net expenses	21,829,282	39,954,976
Net investment income	65,378,158	83,689,223
Net realized gain on investments	19,777	--
Change in net assets resulting from operations	$65,397,935	$83,689,223

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Government Obligations Tax-Managed Fund
Year Ended July 31	2004	2003	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$71,238,127	$129,628,076	$24,266,563	$43,864,435
Distributions to Shareholders
Distributions from net investment income:
Institutional Shares	(49,498,177)	(90,565,887)	(12,471,302)	(22,018,652)
Institutional Service Shares	(21,514,103)	(39,038,453)	(11,796,663)	(21,844,038)
Trust Shares	(149,135)	(56,411)	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(71,161,415)	(129,660,751)	(24,267,965)	(43,862,690)
Share Transactions:
Proceeds from sale of shares	79,184,941,730	98,239,706,646	8,351,660,724	10,072,914,683
Net asset value of shares issued to shareholders in payment of distributions declared	34,668,608	57,103,613	5,495,391	7,414,578
Cost of shares redeemed	(80,838,568,606)	(99,681,105,891)	(8,958,899,980)	(10,620,435,099)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,618,958,268)	(1,384,295,632)	(601,743,865)	(540,105,838)
Change in net assets	(1,618,881,556)	(1,384,328,307)	(601,745,267)	(540,104,093)
Net Assets:
Beginning of period	9,816,790,788	11,201,119,095	3,518,240,626	4,058,344,719
End of period	$8,197,909,232	$9,816,790,788	$2,916,495,359	$3,518,240,626
Undistributed (distributions in excess of) net investment income	$44,037	$(32,675)	$343	$1,745

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Municipal Obligations Fund		Prime Cash Obligations Fund
Year Ended July 31	2004	2003	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$24,727,167	$21,131,215	$124,386,221	$160,402,538
Net realized loss on investments	(48,887)	--	--	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	24,678,280	21,131,215	124,386,221	160,402,538
Distributions to Shareholders:
Institutional Shares	(20,149,315)	(13,724,863)	(104,764,640)	(122,548,754)
Institutional Service Shares	(2,430,816)	(3,726,428)	(13,682,686)	(25,591,608)
Institutional Capital Shares	(2,146,946)	(3,676,475)	(5,933,205)	(12,335,152)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(24,727,077)	(21,127,766)	(124,380,531)	(160,475,514)
Share Transactions:
Proceeds from sale of shares	28,818,600,846	18,997,579,978	122,483,904,811	128,221,901,694
Net asset value of shares issued to shareholders in payment of distributions declared	16,537,461	14,548,169	52,592,343	75,526,229
Cost of shares redeemed	(28,350,512,524)	(18,035,479,190)	(123,909,013,478)	(126,866,415,180)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	484,625,783	976,648,957	(1,372,516,324)	1,431,012,743
Change in net assets	484,576,986	976,652,406	(1,372,510,634)	1,430,939,767
Net Assets:
Beginning of period	2,288,830,520	1,312,178,114	12,637,574,309	11,206,634,542
End of period	$2,773,407,506	$2,288,830,520	$11,265,063,675	$12,637,574,309
Undistributed (distributions in excess of) net investment income	$3,539	$3,449	$(47,529)	$(72,976)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Obligations Fund		Prime Value Obligations Fund
Year Ended July 31	2004	2003	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$220,236,864	$360,795,683	$125,259,999	$168,459,094
Net realized gain (loss) on investments	23,886	(50,320)	--	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	220,260,750	360,745,363	125,259,999	168,459,094
Distributions to Shareholders
Distributions from net investment income:
Institutional Shares	(183,542,891)	(305,075,227)	(109,496,362)	(151,308,243)
Institutional Service Shares	(36,634,978)	(55,792,411)	(10,299,700)	(11,449,910)
Institutional Capital Shares	--	--	(5,465,465)	(5,755,607)
Trust Shares	(107,576)	(5,901)	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(220,285,445)	(360,873,539)	(125,261,527)	(168,513,760)
Share Transactions:
Proceeds from sale of shares	223,176,401,541	323,618,675,910	121,857,110,170	127,462,509,841
Net asset value of shares issued to shareholders in payment of distributions declared	85,326,178	123,409,474	83,593,729	99,031,165
Cost of shares redeemed	(226,792,661,193)	(325,559,431,315)	(122,158,318,778)	(124,834,892,854)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,530,933,474)	(1,817,345,931)	(217,614,879)	2,726,648,152
Change in net assets	(3,530,958,169)	(1,817,474,107)	(217,616,407)	2,726,593,486
Net Assets:
Beginning of period	24,910,435,913	26,727,910,020	12,167,828,104	9,441,234,618
End of period	$21,379,477,744	$24,910,435,913	$11,950,211,697	$12,167,828,104
Distributions in excess of net investment income	$(126,437)	$(77,856)	$(56,194)	$(54,666)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Tax-Free Obligations Fund		Treasury Obligations Fund
Year Ended July 31	2004	2003	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$65,378,158	$77,791,586	$83,689,223	$137,967,139
Net realized gain (loss) on investments	19,777	(128,147)	--	6,010,468
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	65,397,935	77,663,439	83,689,223	143,977,607
Distributions to Shareholders
Distributions from net investment income:
Institutional Shares	(53,853,049)	(61,082,210)	(43,319,552)	(75,975,299)
Institutional Service Shares	(11,503,046)	(16,786,836)	(32,701,751)	(52,902,837)
Institutional Capital Shares	--	--	(7,241,896)	(8,349,626)
Trust Shares	(3)	--	(1,112,998)	(54,805)
Distributions from net realized gain on investments:
Institutional Shares	--	--	--	(2,968,014)
Institutional Service Shares	--	--	--	(2,738,135)
Institutional Capital Shares	--	--	--	(297,656)
Trust Shares	--	--	--	(6,663)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(65,356,098)	(77,869,046)	(84,376,197)	(143,293,035)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets-continued

	Tax-Free Obligations Fund		Treasury Obligations Fund
Year Ended July 31	2004	2003	2004	2003
Share Transactions:
Proceeds from sale of shares	$47,968,547,918	$33,342,262,214	$55,678,005,529	$57,197,916,222
Net asset value of shares issued to shareholders in payment of distributions declared	29,510,051	25,362,945	23,383,090	33,042,401
Cost of shares redeemed	(48,159,313,563)	(32,511,080,737)	(55,449,655,131)	(59,159,947,836)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(161,255,594)	856,544,422	251,733,488	(1,928,989,213)
Change in net assets	(161,213,757)	856,338,815	251,046,514	(1,928,304,641)
Net Assets:
Beginning of period	8,197,999,111	7,341,660,296	11,652,485,376	13,580,790,017
End of period	$8,036,785,354	$8,197,999,111	$11,903,531,890	$11,652,485,376
Undistributed (distributions in excess of) net investment income	$8,117	$(13,943)	$(2,402)	$684,572

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Government Obligations Tax-Managed Fund	diversified	Institutional Shares Institutional Service Shares	To provide current income consistent with stability of principal and liquidity.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Tax-Free Obligations Fund	diversified	Institutional Shares Institutional Service Shares	To provide dividend income exempt from federal regular income tax consistent with stability of principal.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, a Fund could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to the class such as account administration, transfer and dividend disbursing, distribution and service fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary. For the year ended July 31, 2004, all of the distributions for the Municipal Obligations Fund and Tax-Free Obligations Fund were from tax-exempt income.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Government Obligations Fund
Year Ended July 31	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	58,307,557,805	$58,307,557,805	72,275,036,818	$72,275,036,818
Shares issued to shareholders in payment of distributions declared	23,600,384	23,600,384	34,846,050	34,846,050
Shares redeemed	(59,363,341,960)	(59,363,341,960)	(73,524,081,090)	(73,524,081,090)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,032,183,771)	$(1,032,183,771)	(1,214,198,222)	$(1,214,198,222)

Year Ended July 31	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	20,677,903,773	$20,677,903,773	25,893,347,735	$25,893,347,735
Shares issued to shareholders in payment of distributions declared	11,041,052	11,041,052	22,254,766	22,254,766
Shares redeemed	(21,273,795,011)	(21,273,795,011)	(26,114,785,028)	(26,114,785,028)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(584,850,186)	$(584,850,186)	(199,182,527)	$(199,182,527)

	Year Ended 7/31/2004		Period Ended 7/31/2003 [1]
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	199,480,152	$199,480,152	71,322,093	$71,322,093
Shares issued to shareholders in payment of distributions declared	27,172	27,172	2,797	2,797
Shares redeemed	(201,431,635)	(201,431,635)	(42,239,773)	(42,239,773)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(1,924,311)	$(1,924,311)	29,085,117	$29,085,117
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,618,958,268)	$(1,618,958,268)	(1,384,295,632)	$(1,384,295,632)

	Government Obligations Tax-Managed Fund
Year Ended July 31	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,575,149,870	$3,575,149,870	5,082,286,702	$5,082,286,702
Shares issued to shareholders in payment of distributions declared	2,436,869	2,436,869	2,860,976	2,860,976
Shares redeemed	(3,940,030,666)	(3,940,030,666)	(5,361,396,587)	(5,361,396,587)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(362,443,927)	$(362,443,927)	(276,248,909)	$(276,248,909)

Year Ended July 31	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,776,510,854	$4,776,510,854	4,990,627,981	$4,990,627,981
Shares issued to shareholders in payment of distributions declared	3,058,522	3,058,522	4,553,602	4,553,602
Shares redeemed	(5,018,869,314)	(5,018,869,314)	(5,259,038,512)	(5,259,038,512)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(239,299,938)	$(239,299,938)	(263,856,929)	$(263,856,929)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(601,743,865)	$(601,743,865)	(540,105,838)	$(540,105,838)

	Municipal Obligations Fund
Year Ended July 31	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	25,435,437,566	$25,435,454,338	15,191,753,819	$15,191,737,048
Shares issued to shareholders in payment of distributions declared	13,179,022	13,179,022	9,005,480	9,005,480
Shares redeemed	(24,874,648,914)	(24,874,648,914)	(14,487,048,685)	(14,487,048,685)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	573,967,674	$573,984,446	713,710,614	$713,693,843

	Municipal Obligations Fund--continued
Year Ended July 31	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,549,058,535	$1,549,061,226	1,442,471,051	$1,442,468,360
Shares issued to shareholders in payment of distributions declared	1,808,328	1,808,328	2,685,307	2,685,307
Shares redeemed	(1,489,535,099)	(1,489,535,099)	(1,401,406,135)	(1,401,406,135)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	61,331,764	$61,334,455	43,750,223	$43,747,532

Year Ended July 31	2004		2003
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,834,085,412	$1,834,085,282	2,363,374,440	$2,363,374,570
Shares issued to shareholders in payment of distributions declared	1,550,111	1,550,111	2,857,382	2,857,382
Shares redeemed	(1,986,328,511)	(1,986,328,511)	(2,147,024,370)	(2,147,024,370)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(150,692,988)	$(150,693,118)	219,207,452	$219,207,582
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	484,606,450	$484,625,783	976,668,289	$976,648,957

	Prime Cash Obligations Fund
Year Ended July 31	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	103,435,225,428	$103,435,225,428	101,999,312,557	$101,999,312,557
Shares issued to shareholders in payment of distributions declared	42,301,057	42,301,057	57,019,865	57,019,865
Shares redeemed	(104,858,908,498)	(104,858,908,498)	(100,288,931,324)	(100,288,931,324)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,381,382,013)	$(1,381,382,013)	1,767,401,098	$1,767,401,098

	Prime Cash Obligations Fund--continued
Year Ended July 31	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	13,885,558,793	$13,885,558,793	18,939,708,885	$18,939,708,885
Shares issued to shareholders in payment of distributions declared	6,486,986	6,486,986	12,181,128	12,181,128
Shares redeemed	(13,827,589,049)	(13,827,589,049)	(19,083,421,512)	(19,083,421,512)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	64,456,730	$64,456,730	(131,531,499)	$(131,531,499)

Year Ended July 31	2004		2003
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,163,120,590	$5,163,120,590	7,282,880,252	$7,282,880,252
Shares issued to shareholders in payment of distributions declared	3,804,300	3,804,300	6,325,236	6,325,236
Shares redeemed	(5,222,515,931)	(5,222,515,931)	(7,494,062,344)	(7,494,062,344)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(55,591,041)	$(55,591,041)	(204,856,856)	$(204,856,856)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,372,516,324)	$(1,372,516,324)	1,431,012,743	$1,431,012,743

	Prime Obligations Fund
Year Ended July 31	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	174,328,635,702	$174,328,635,702	279,223,095,820	$279,223,096,367
Shares issued to shareholders in payment of distributions declared	74,500,767	74,500,767	102,357,245	102,357,245
Shares redeemed	(177,993,748,461)	(177,993,748,461)	(279,922,531,646)	(279,922,531,648)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,590,611,992)	$(3,590,611,992)	(597,078,581)	$(597,078,036)

	Prime Obligations Fund--continued
Year Ended July 31	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	48,642,896,352	$48,642,896,352	44,370,762,948	$44,370,762,948
Shares issued to shareholders in payment of distributions declared	10,763,253	10,763,253	21,046,328	21,046,328
Shares redeemed	(48,618,294,236)	(48,618,294,236)	(45,623,236,180)	(45,623,236,180)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	35,365,369	$35,365,369	(1,231,426,904)	$(1,231,426,904)

	Year Ended 7/31/2004		Period Ended 7/31/2003 [1]
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	204,869,487	$204,869,487	24,816,595	$24,816,595
Shares issued to shareholders in payment of distributions declared	62,158	62,158	5,901	5,901
Shares redeemed	(180,618,496)	(180,618,496)	(13,663,487)	(13,663,487)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	24,313,149	$24,313,149	11,159,009	$11,159,009
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,530,933,474)	$(3,530,933,474)	(1,817,346,476)	$(1,817,345,931)

	Prime Value Obligations Fund
Year Ended July 31	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	111,358,727,078	$111,358,727,078	118,134,722,935	$118,134,722,935
Shares issued to shareholders in payment of distributions declared	73,433,459	73,433,459	87,371,190	87,371,190
Shares redeemed	(112,340,921,258)	(112,340,921,258)	(115,778,897,562)	(115,778,897,562)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(908,760,721)	$(908,760,721)	2,443,196,563	$2,443,196,563

	Prime Value Obligations Fund--continued
Year Ended July 31	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,700,915,403	$5,700,915,403	6,742,428,046	$6,742,428,046
Shares issued to shareholders in payment of distributions declared	7,203,951	7,203,951	7,606,098	7,606,098
Shares redeemed	(5,513,429,571)	(5,513,429,571)	(6,347,475,596)	(6,347,475,596)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	194,689,783	$194,689,783	402,558,548	$402,558,548

Year Ended July 31	2004		2003
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,797,467,689	$4,797,467,689	2,585,358,860	$2,585,358,860
Shares issued to shareholders in payment of distributions declared	2,956,319	2,956,319	4,053,877	4,053,877
Shares redeemed	(4,303,967,949)	(4,303,967,949)	(2,708,519,696)	(2,708,519,696)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	496,456,059	$496,456,059	(119,106,959)	$(119,106,959)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(217,614,879)	$(217,614,879)	2,726,648,152	$2,726,648,152

	Tax-Free Obligations Fund
Year Ended July 31	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	41,939,170,793	$41,939,170,793	27,915,281,318	$27,915,281,426
Shares issued to shareholders in payment of distributions declared	26,861,137	26,861,137	22,155,356	22,155,356
Shares redeemed	(41,860,474,086)	(41,860,474,086)	(27,059,078,821)	(27,059,078,821)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	105,557,844	$105,557,844	878,357,853	$878,357,961

	Tax-Free Obligations Fund--continued
Year Ended July 31	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,029,373,480	$6,029,373,480	5,426,980,538	$5,426,980,538
Shares issued to shareholders in payment of distributions declared	2,648,914	2,648,914	3,207,589	3,207,589
Shares redeemed	(6,298,835,585)	(6,298,835,585)	(5,452,001,913)	(5,452,001,913)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(266,813,191)	$(266,813,191)	(21,813,786)	$(21,813,786)

	Year Ended 7/31/2004		Period Ended 7/31/2003 [1]
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	3,645	$3,645	250	$250
Shares redeemed	(3,892)	(3,892)	(3)	(3)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(247)	$(247)	247	$247
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(161,255,594)	$(161,255,594)	856,544,314	$856,544,422

	Treasury Obligations Fund
Year Ended July 31	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	26,116,665,494	$26,116,665,494	28,132,870,947	$28,132,870,947
Shares issued to shareholders in payment of distributions declared	16,665,409	16,665,409	20,554,019	20,554,019
Shares redeemed	(25,660,247,012)	(25,660,247,012)	(30,552,342,241)	(30,552,342,241)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	473,083,891	$473,083,891	(2,398,917,275)	$(2,398,917,275)

	Treasury Obligations Fund--continued
Year Ended July 31	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	24,069,334,849	$24,069,334,849	25,065,514,163	$25,065,514,163
Shares issued to shareholders in payment of distributions declared	5,901,733	5,901,733	10,727,533	10,727,533
Shares redeemed	(24,879,897,780)	(24,879,897,780)	(24,825,639,909)	(24,825,639,909)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(804,661,198)	$(804,661,198)	250,601,787	$250,601,787

Year Ended July 31	2004		2003
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	3,897,511,596	$3,897,511,596	3,768,691,012	$3,768,691,012
Shares issued to shareholders in payment of distributions declared	661,999	661,999	1,748,270	1,748,270
Shares redeemed	(3,649,795,252)	(3,649,795,252)	(3,724,560,112)	(3,724,560,112)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	248,378,343	$248,378,343	45,879,170	$45,879,170

	Year Ended 7/31/2004		Period Ended 7/31/2003 [1]
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,594,493,590	$1,594,493,590	230,840,100	$230,840,100
Shares issued to shareholders in payment of distributions declared	153,949	153,949	12,579	12,579
Shares redeemed	(1,259,715,087)	(1,259,715,087)	(57,405,574)	(57,405,574)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	334,932,452	$334,932,452	173,447,105	$173,447,105
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	251,733,488	$251,733,488	(1,928,989,213)	$(1,928,989,213)

1 For the period from February 19, 2003 (start of performance) to July 31, 2003.

4. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for book and tax differences.

For the year ended July 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Fund Name	Paid-In Capital	Undistributed Net Investment Income (Loss)
Prime Cash Obligations Fund	$(19,757)	$19,757

Net investment income (losses), net realized gains (losses) as disclosed on the Statements of Operations, and net assets were not affected by this reclassification.

The tax characteristics of distributions reported on the Statements of Changes in Net Assets for the years or periods ended July 31, 2004 and 2003 were as follows:

	2004		2003
Fund	Tax-Exempt Income	Ordinary Income [1]	Tax-Exempt Income	Ordinary Income [1]
Government Obligations Fund	$ --	$ 71,161,415	$ --	$129,660,751
Government Obligations Tax-Managed Fund	--	24,267,965	--	43,862,690
Municipal Obligations Fund	24,727,077	--	21,127,766	--
Prime Cash Obligations Fund	--	124,380,530	--	160,475,514
Prime Obligations Fund	--	220,285,445	--	360,873,539
Prime Value Obligations Fund	--	125,261,527	--	168,513,760
Tax-Free Obligations Fund	65,356,097	--	77,869,046	--
Treasury Obligations Fund	--	84,376,197	--	143,293,035

1 For tax purposes, short-term capital gain distributions are considered as ordinary income.

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Capital Loss Carryforward
Government Obligations Fund	$ --	$ 3,472,077	$ --
Government Obligations Tax-Managed Fund	--	1,740,242	--
Municipal Obligations Fund	609,347	--	7,949
Prime Cash Obligations Fund	--	6,513,006	--
Prime Obligations Fund		12,240,739	26,434
Prime Value Obligations Fund	--	3,966,241	--
Tax-Free Obligations Fund	2,882,788	--	81,440
Treasury Obligations Fund		6,321,723	--

At July 31, 2004, the following Funds had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	Capital Loss Carryforward to Expire in 2006	Capital Loss Carryforward to Expire in 2011	Capital Loss Carryforward to Expire in 2012	Total Capital Loss Carryforward
Municipal Obligations Fund	$646	$ 204	$ 7,099	$ 7,949
Prime Obligations Fund	--	$ 6,788	$ 19,646	$ 26,434
Tax-Free Obligations Fund	--	$81,440		$ 81,440

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of July 31, 2004, for federal income tax purposes, post October losses as follows were deferred to August 1, 2004:

Fund	Post-October Losses
Municipal Obligations Fund	$40,937
Tax-Free Obligations Fund	$43,200

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the percentage of each Fund's average daily net assets as follows:

Fund	Investment Adviser Fee Percentage
Government Obligations Fund	0.20%
Government Obligations Tax-Managed Fund	0.20%
Municipal Obligations Fund	0.20%
Prime Cash Obligations Fund	0.20%
Prime Obligations Fund	0.20%
Prime Value Obligations Fund	0.20%
Tax-Free Obligations Fund	0.20%
Treasury Obligations Fund	0.20%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Funds with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended July 31, 2004, the fees paid after voluntary waiver, if applicable, were as follows:

Fund	FAS	FServ
Government Obligations Fund	$4,883,481	$1,738,631
Government Obligations Tax-Managed Fund	$1,810,965	$673,670
Municipal Obligations Fund	$1,606,693	$493,710
Prime Cash Obligations Fund	$7,537,817	$2,563,048
Prime Obligations Fund	$13,671,915	$4,769,161
Prime Value Obligations Fund	$7,187,522	$2,469,445
Tax-Free Obligations Fund	$4,707,665	$1,592,121
Treasury Obligations Fund	$6,565,728	$2,321,771

Account Administration Fee

Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund each pay Federated Shareholder Services Company (FSSC) an annual fee of 0.25% of the average daily net assets of the Fund's Trust Shares. This fee is remunerated to intermediaries as compensation for account administration services relating to the Fund's Trust Shares. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund's Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with FSSC, each Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, and Institutional Capital Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended July 31, 2004, Institutional Shares for the Government Obligations Fund, Government Obligations Tax-Managed Fund, Municipal Obligations Fund, Prime Cash Obligations Fund, and Prime Value Obligations Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid FSSC during the reporting period, after voluntary waiver, if applicable, was as follows:

Fund	FSSC
Government Obligations Fund	$185,807
Government Obligations Tax-Managed Fund	$50,455
Municipal Obligations Fund	$103,127
Prime Cash Obligations Fund	$227,745
Prime Obligations Fund	$441,184
Prime Value Obligations Fund	$224,161
Tax-Free Obligations Fund	$87,614
Treasury Obligations Fund	$126,685

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Funds' accounting records for which it received a fee. The fee was based on the level of each of the Funds' average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period, after voluntary waiver, if applicable, was as follows:

Fund	FServ
Government Obligations Fund	$270,569
Government Obligations Tax-Managed Fund	$115,897
Municipal Obligations Fund	$95,866
Prime Cash Obligations Fund	$373,855
Prime Obligations Fund	$682,879
Prime Value Obligations Fund	$342,065
Tax-Free Obligations Fund	$231,435
Treasury Obligations Fund	$316,007

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2004, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$ 5,240,714,648	$7,192,941,594
Tax-Free Obligations Fund	$10,034,864,402	--

6. CONCENTRATION OF CREDIT RISK

A substantial part of the Prime Cash Obligations Fund's portfolio, Prime Obligations Fund's portfolio and Prime Value Obligations Fund's portfolio may be comprised of obligations of banks. As a result, the Prime Cash Obligations Fund and Prime Value Obligations Fund may be more susceptible to any economic, business, political, or other developments which generally affect these entities.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST
AND SHAREHOLDERS OF GOVERNMENT OBLIGATIONS FUND,
GOVERNMENT TAX-MANAGED OBLIGATIONS FUND, MUNICIPAL
OBLIGATIONS FUND, PRIME CASH OBLIGATIONS FUND, PRIME
OBLIGATIONS FUND, PRIME VALUE OBLIGATIONS FUND, TAX-FREE
OBLIGATIONS FUND, AND TREASURY OBLIGATIONS FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Government Obligations Fund, Government Tax-Managed Obligations Fund, Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Obligations Fund, Prime Value Obligations Fund, Tax-Free Obligations Fund, and Treasury Obligations Fund (collectively the "Funds") (portfolios of the Money Market Obligations Trust) as of July 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2004, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2004, the results of their operations for the year then ended, the changes in their net assets, and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 17, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill has been the Fund's Portfolio Manager since July 1993. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that a Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how a Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products"; select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Cusip 60934N104	Cusip 60934N625	Cusip 60934N401
Cusip 60934N807	Cusip 60934N617	Cusip 60934N880
Cusip 60934N856	Cusip 60934N203	Cusip 60934N500
Cusip 60934N849	Cusip 60934N708	Cusip 60934N872
Cusip 60934N658	Cusip 60934N583
Cusip 60934N641	Cusip 60934N575

25716 (9/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2004

Trust Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Trust Shares

(For a Share Outstanding Throughout Each Period)

Period Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 2003 [3]	$1.00	0.003	--		0.003	(0.003)	--
July 31, 2004	$1.00	0.004	--		0.004	(0.004)	--

Prime Obligations Fund
July 31, 2003 [3]	$1.00	0.003	(0.000	) [4]	0.003	(0.003)	--
July 31, 2004	$1.00	0.005	0.000	[4]	0.005	(0.005)	--

Treasury Obligations Fund
July 31, 2003 [3]	$1.00	0.003	0.000	[4]	0.003	(0.003)	(0.000	) [4]
July 31, 2004	$1.00	0.004	--		0.004	(0.004)	--

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 For the period from February 19, 2003 (start of performance) to July 31, 2003.

4 Represents less than $0.001.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

			Ratio to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return [1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

(0.003)	$1.00	0.25%	0.70	% [5]	0.55	% [5]	0.09	% [5]	$29,085
(0.004)	$1.00	0.41%	0.70%		0.41%		0.09%		$27,162

(0.003)	$1.00	0.29%	0.70	% [5]	0.54	% [5]	0.09	% [5]	$11,159
(0.005)	$1.00	0.46%	0.70%		0.47%		0.09%		$35,472

(0.003)	$1.00	0.25%	0.70	% [5]	0.43	% [5]	0.09	% [5]	$173,447
(0.004)	$1.00	0.36%	0.70%		0.37%		0.09%		$508,374

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees, shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2004	Ending Account Value 7/31/2004	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,002.20	$3.48
Prime Obligations Fund	$1,000	$1,002.40	$3.49
Treasury Obligations Fund	$1,000	$1,001.90	$3.48
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,021.52	$3.52
Prime Obligations Fund	$1,000	$1,021.52	$3.52
Treasury Obligations Fund	$1,000	$1,021.52	$3.52

1 Expenses are equal to the Funds' Trust Shares annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Funds' annualized expense ratios were as follows:

Government Obligations Fund	0.70%
Prime Obligations Fund	0.70%
Treasury Obligations Fund	0.70%

Portfolio of Investments Summary Tables
Government Obligations Fund

At July 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
U.S. Government Agency Securities	53.9%
Repurchase Agreements	46.1%
TOTAL		100%

At July 31, 2004, the fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of		Percentage of Total Investments [2]
1-7 days	49.1%
8-30 days	18.8%
31-90 days	15.5%
91-180 days	11.1%
181+ days	5.5%
TOTAL		100%

1 See the fund's Prospectus for a more complete description of the principal types of securities in which the fund invests.

2 Percentages are based on total investments, which may differ from total net assets.

3 Effective maturity is determined in accordance with Federal regulations governing money market funds.

Portfolio of Investments
Government Obligations Fund

July 31, 2004

Principal Amount			Value
		GOVERNMENT AGENCIES--55.8%
$42,000,000	[1]	Federal Farm Credit System Floating Rate Note, 1.241%, 8/4/2004	$41,997,062
300,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.243% - 1.448%, 8/11/2004 - 10/7/2004	300,440,021
256,000,000		Federal Home Loan Bank System Notes, 1.300% - 1.500%, 2/28/2005 - 5/4/2005	256,000,000
75,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 1.110% - 1.210%, 10/19/2004 - 1/24/2005	74,701,084
432,900,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.135% - 1.365%, 8/7/2004 - 9/9/2004	432,920,090
70,000,000		Federal Home Loan Mortgage Corp. Notes, 1.460% - 3.875%, 11/15/2004 - 2/15/2005	70,497,004
768,864,000	[2]	Federal National Mortgage Association Discount Notes, 1.120% - 1.875%, 10/1/2004 - 1/26/2005	764,904,875
2,154,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 1.100% - 1.565%, 8/2/2004 - 10/28/2004	2,153,038,391
287,000,000		Federal National Mortgage Association Notes, 1.270% - 6.500%, 8/15/2004 - 6/3/2005	287,131,555
198,475,500	[1]	Housing and Urban Development Floating Rate Note, 1.800%, 8/1/2004	198,475,500
		TOTAL GOVERNMENT AGENCIES	4,580,105,582
		REPURCHASE AGREEMENTS--47.8%
200,000,000		Interest in $1,000,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 1.340%, dated 7/30/2004 to repurchased at $200,022,333 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029, collateral market value $1,020,114,353	200,000,000
221,589,000		Interest in $1,725,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.340%, dated 7/30/2004 to be repurchased at $221,613,744 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 4/15/2028, collateral market value $1,759,696,640	221,589,000
170,000,000		Interest in $500,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.380%, dated 7/30/2004 to be repurchased at $170,019,550 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/15/2009, collateral market value $510,062,963	170,000,000
457,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns Co., Inc., 1.380%, dated 7/30/2004 to be repurchased at $457,052,555 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2034, collateral market value $1,027,747,966	457,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$120,000,000	[3]	Interest in $300,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.200%, dated 6/9/2004 to be repurchased at $120,240,000 on 8/9/2004, collateralized by U.S. Government Obligations with various maturities to 2/1/2034, collateral market value $306,004,134	$120,000,000
164,000,000	[3]	Interest in $450,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.100%, dated 5/4/2004 to be repurchased at $164,461,022 on 8/4/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2034, collateral market value $462,154,867	164,000,000
191,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.290%, dated 7/12/2004 to be repurchased at $191,191,637 on 8/10/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2034, collateral market value $512,808,464	191,000,000
68,000,000	[3]	Interest in $250,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.290%, dated 7/7/2004 to be repurchased at $68,080,410 on 8/10/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2034, collateral market value $256,719,432	68,000,000
150,000,000	[3]	Interest in $300,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.290%, dated 7/7/2004 to be repurchased at $150,161,250 on 8/6/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2033, collateral market value $309,000,000	150,000,000
258,789,000		Interest in $700,000,000 joint repurchase agreement with Goldman Sachs & Co., 1.380%, dated 7/30/2004 to be repurchased at $258,818,761 on 8/2/2004, collateralized by U.S. Government Agency Obligations) with various maturities to 7/25/2034, collateral market value $719,384,595	258,789,000
45,000,000		Interest in $45,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.190%, dated 7/30/2004 to be repurchased at $45,004,463 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 9/23/2004, collateral market of $45,900,318	45,000,000
400,000,000		Interest in $400,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.330%, dated 7/30/2004 to be repurchased at $400,044,333 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/28/2006, collateral market value $408,091,724	400,000,000
125,000,000	[3]	Interest in $250,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.460%, dated 7/2/2004 to be repurchased at $125,456,250 on 9/30/2004, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2034, collateral market value $258,775,700	125,000,000
50,000,000		Interest in $100,000,000 joint repurchase agreement with UBS Securities LLC, 1.290%, dated 7/30/2004 to be repurchased at $50,005,375 on 8/2/2004, collateralized by U.S. Government Agency Obligation with various maturities of 6/2/2006, collateral market value $102,002,934	50,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$145,054,000		Interest in $400,000,000 joint repurchase agreement with UBS Securities LLC, 1.320%, dated 7/30/2004 to be repurchased at $145,069,956 on 8/2/2004, collateralized by U.S. Government Agency Obligation with a maturity of 5/15/2007, collateral market value $408,001,256	$145,054,000
200,000,000		Interest in $200,000,000 joint repurchase agreement with UBS Securities LLC, 1.330%, dated 7/30/2004 to be repurchased at $200,022,167 on 8/2/2004, collateralized by U.S. Government Agency Obligations with a maturity of 5/15/2007, collateral market of $204,003,146	200,000,000
200,000,000		Interest in $300,000,000 joint repurchase agreement with UBS Securities LLC, 1.350%, dated 7/30/2004 to be repurchased at $200,022,500 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/15/2034, collateral market value $309,001,426	200,000,000
300,000,000		Interest in $700,000,000 joint repurchase agreement with UBS Securities LLC, 1.380%, dated 7/30/2004 to be repurchased at $300,034,500 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 3/20/2034, collateral market value $721,002,335	300,000,000
184,000,000	[3]	Interest in $400,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.280%, dated 7/2/2004 to be repurchased at $184,196,267 on 8/5/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2034, collateral market value $408,803,928	184,000,000
266,997,000		Interest in $500,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.380%, dated 7/30/2004 to be repurchased at $267,027,705 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 11/15/2021, collateral market value $510,004,843	266,997,000
		TOTAL REPURCHASE AGREEMENTS	3,916,429,000
		TOTAL INVESTMENTS--103.6% (AT AMORTIZED COST) [4]	8,496,534,582
		OTHER ASSETS AND LIABILITIES - NET--(3.6)%	(298,625,350)
		TOTAL NET ASSETS--100%	$8,197,909,232

1 Current rate and next reset date shown.

2 Each issue shows the rate of discount at the time of purchase.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Summary Tables
Prime Obligations Fund

At July 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
Commercial Paper & Notes	38.9%
Variable Rate Instruments	38.8%
Repurchase Agreements	6.8%
Bank Instruments	15.5%
TOTAL		100%

At July 31, 2004, the fund's credit quality ratings 3 composition was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A1+	73.9%	P1	100.0%
A1	26.0%	P2	0.0%
A2	0.0%
Not Rated by S&P	0.1%
TOTAL	100%		100%

At July 31, 2004, the fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of			Percentage of Total Investments [2]
1-7 days	43.9%	[5]
8-30 days	21.7%
31-90 days	17.9%
91-180 days	8.3%
181+ days	8.2%
TOTAL			100%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable-rate instrument is any security which has an interest rate that resets periodically. See the fund's Prospectus for descriptions of commercial paper repurchase agreements and bank instruments.

2 Percentages are based on total investments, which may differ from total net assets.

3 The table depicts the short-term credit quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). Rated securities include a security issued by an issuer, obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings rate the risk that a security will default in payment and do not address other risks presented by the security.

4 Effective maturity is determined in accordance with Federal regulations governing money market funds.

5 At July 31, 2004, overnight securities comprised 10.7% of the fund's portfolio.

Portfolio of Investments
Prime Obligations Fund

July 31, 2004

Principal Amount		Value
	ASSET-BACKED SECURITIES--1.9%
	Finance - Automotive--1.3%
$3,776,525	DaimlerChrysler Auto Trust 2003-B, Class A1, 1.140%, 12/8/2004	$3,776,525
78,000,000	DaimlerChrysler Auto Trust 2004-B, Class A1, 1.720%, 8/8/2005	78,000,000
51,810,792	Ford Credit Auto Owner Trust 2004-A, Class A1, 1.240%, 2/15/2005	51,810,792
50,000,000	Household Automotive Trust 2004-1, Class A1, 1.693%, 7/18/2005	50,000,000
73,800,000	USAA Auto Owner Trust 2004-2, Class A1, 1.660%, 7/15/2005	73,800,000
28,893,709	WFS Financial Owner Trust 2004-2, Class A1, 1.166%, 5/20/2005	28,893,709
	TOTAL	286,281,026
	Finance - Equipment--0.3%
60,364,345	CIT Equipment Collateral 2004-EF1, Class A1, 1.630%, 7/15/2005	60,364,345
	Insurance--0.3%
24,000,000	Long Beach Acceptance Auto Receivables Trust 2004-B, Class A1, (Insured by Financial Security Assurance, Inc.), 1.576%, 7/15/2005	23,993,726
33,390,570	Onyx Acceptance Auto Owner Trust 2004-B, Class A1, (Guaranteed by XL Capital Assurance Inc.), 1.404%, 6/15/2005	33,390,570
	TOTAL	57,384,296
	TOTAL ASSET-BACKED SECURITIES	404,029,667
	BANK NOTES--0.4%
	Banking--0.4%
93,000,000	U.S. Bank N.A., Cincinnati, 1.200%, 12/30/2004	93,000,000
	CERTIFICATES OF DEPOSIT--11.6%
	Banking--11.6%
200,000,000	Abbey National Treasury Services PLC, 1.365%, 2/3/2005	200,000,000
320,000,000	Calyon, Paris, 1.225% - 1.620%, 8/4/2004 - 12/31/2004	320,033,830
115,300,000	Citibank N.A., New York, 1.100% - 1.420%, 8/5/2004 - 9/13/2004	115,300,000
75,000,000	Credit Lyonnais SA, 1.180%, 9/23/2004	75,000,000
225,000,000	Credit Suisse First Boston, 1.250% - 1.385%, 9/1/2004 - 9/14/2004	225,000,000
205,000,000	Deutsche Bank AG, 1.190% - 1.250%, 9/27/2004 - 12/29/2004	205,025,502
30,000,000	Fifth Third Bank, Cincinnati, 1.225%, 3/18/2005	29,998,115
95,000,000	HBOS Treasury Services PLC, 1.100% - 1.360%, 8/5/2004 - 9/10/2004	95,000,000
50,000,000	Huntington National Bank, Columbus, OH, 1.120% - 1.130%, 8/13/2004 - 9/3/2004	50,000,000
Principal Amount		Value
	CERTIFICATES OF DEPOSIT--continued
	Banking--continued
$53,000,000	Mercantile Safe Deposit & Trust Co., Baltimore, 1.090% - 1.250%, 8/11/2004 - 10/18/2004	$53,000,000
138,500,000	Regions Bank, Alabama, 1.160% - 1.270%, 8/31/2004 - 1/14/2005	138,500,000
175,500,000	Royal Bank of Canada, Montreal, 1.400%, 2/8/2005	175,500,000
200,000,000	Societe Generale, Paris, 1.175% - 1.180%, 9/10/2004 - 9/27/2004	200,000,000
75,000,000	SunTrust Bank, 1.250%, 12/7/2004	75,000,000
50,000,000	Toronto Dominion Bank, 1.080%, 9/10/2004	50,000,000
42,400,000	U.S. Bank N.A., Cincinnati, 1.170% - 1.280%, 11/15/2004 - 2/23/2005	42,398,311
440,000,000	UBS AG, 1.115% - 1.390%, 8/11/2004 - 2/2/2005	439,995,507
	TOTAL CERTIFICATES OF DEPOSIT	2,489,751,265
	COLLATERALIZED LOAN AGREEMENTS--13.5%
	Banking--4.0%
850,000,000	CDC Financial Products, Inc., 1.362% - 1.412%, 8/2/2004	850,000,000
	Brokerage--9.5%
845,000,000	Citigroup Global Markets Inc., 1.372% - 1.412%, 8/2/2004	845,000,000
475,000,000	Goldman Sachs Group, Inc., 1.462% - 1.550%, 8/2/2004 - 10/25/2004	475,000,000
710,000,000	Merrill Lynch & Co., Inc., 1.462%, 8/2/2004	710,000,000
	TOTAL	2,030,000,000
	TOTAL COLLATERALIZED LOAN AGREEMENTS	2,880,000,000
	COMMERCIAL PAPER--17.1% [1]
	Banking--4.9%
19,740,000	Benedictine Health System--St. Mary's Duluth Clinic Health System Obligated Group, (Harris Trust & Savings Bank, Chicago LOC), 1.380%, 9/9/2004	19,710,489
203,000,000	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.400% - 1.590%, 8/20/2004 - 10/22/2004	202,598,607
75,000,000	Calyon North America, Inc., (Guaranteed by Credit Lyonnais SA), 1.175%, 9/21/2004	74,875,156
21,500,000	Citicorp, 1.320%, 8/11/2004	21,492,117
268,000,000	Fountain Square Commercial Funding Corp., 1.060% - 1.580%, 8/9/2004 - 10/21/2004	267,372,254
237,417,000	Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.310% - 1.540%, 8/5/2004 - 10/12/2004	237,024,548
47,945,000	Los Angeles County, CA Metropolitan Transportation Authority, (Landesbank Hessen-Thueringen, Frankfurt LOC), 1.130% - 1.530%, 8/2/2004 - 10/13/2004	47,945,000
Principal Amount		Value
	COMMERCIAL PAPER--continued [1]
	Banking--continued
$50,000,000	Tulip Funding Corp., 1.210%, 9/30/2004	$49,899,167
125,000,000	Westpac Capital Corp., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.145%, 10/12/2004	124,713,750
	TOTAL	1,045,631,088
	Finance - Automotive--5.2%
763,900,000	FCAR Auto Loan Trust, A1+/P1 Series, 1.120% - 1.690%, 8/16/2004 - 12/10/2004	762,387,224
347,000,000	New Center Asset Trust, A1/P1 Series, 1.240% - 1.690%, 8/6/2004 - 12/10/2004	346,059,583
	TOTAL	1,108,446,807
	Finance - Commercial--0.7%
50,000,000	Amsterdam Funding Corp., 1.060%, 8/23/2004	49,967,611
100,000,000	Edison Asset Securitization LLC, 1.465%, 9/22/2004	99,788,389
	TOTAL	149,756,000
	Finance - Retail--2.3%
10,000,000	PREFCO-Preferred Receivables Funding Co., 1.080%, 9/13/2004	9,987,100
158,000,000	Paradigm Funding LLC, 1.240% - 1.790%, 8/9/2004 - 1/10/2005	157,431,618
335,258,000	Sheffield Receivables Corp., 1.100% - 1.540%, 8/4/2004 - 11/19/2004	334,999,551
	TOTAL	502,418,269
	Finance - Securities--4.0%
117,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.415% - 1.610%, 9/10/2004 - 11/15/2004	116,603,772
71,000,000	Galaxy Funding Inc., 1.610% - 1.620%, 11/8/2004 - 11/16/2004	70,670,272
417,000,000	Grampian Funding LLC, 1.060% - 1.710%, 8/9/2004 - 12/22/2004	416,372,615
89,000,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.070% - 1.150%, 9/13/2004 - 10/15/2004	88,871,628
80,000,000	Lake Constance Funding LLC, 1.360% - 1.490%, 9/7/2004 - 9/14/2004	79,879,711
85,000,000	Perry Global Funding LLC (Series A), 1.070% - 1.120%, 8/12/2004 - 9/2/2004	84,956,298
	TOTAL	857,354,296
	TOTAL COMMERCIAL PAPER	3,663,606,460
Principal Amount		Value
	CORPORATE NOTES--1.9%
	Finance - Securities--1.6%
$202,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.300% - 1.570%, 10/25/2004 - 4/20/2005	$201,997,303
140,000,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.180% - 1.550%, 8/16/2004 - 11/15/2004	140,000,662
	TOTAL	341,997,965
	Food & Beverage--0.2%
40,000,000	McDonald's Corp., 4.545%, 3/7/2005	40,735,451
	Pharmaceuticals And Health Care--0.1%
25,000,000	Merck & Co., Inc., 4.484%, 2/22/2005	25,445,903
	TOTAL CORPORATE NOTES	408,179,319
	GOVERNMENT AGENCIES--4.3%
	Government Agency--4.3%
587,000,000	Federal Home Loan Bank System, 1.300% - 1.600%, 2/28/2005 - 5/16/2005	587,000,000
242,000,000	Federal Home Loan Mortgage Corp., 1.135% - 6.875%, 8/7/2004 - 2/15/2005	242,639,032
83,000,000	Federal National Mortgage Association, 1.360% - 1.505%, 2/15/2005 - 10/21/2005	82,974,014
	TOTAL GOVERNMENT AGENCIES	912,613,046
	LOAN PARTICIPATION--0.3%
	Electrical Equipment--0.3%
55,500,000	Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.), 1.430%, 5/19/2005	55,500,000
	NOTES - VARIABLE--37.3% [2]
	Banking--15.2%
9,700,000	215 Jane Investors LLC, (Fleet National Bank LOC), 1.500%, 8/4/2004	9,700,000
5,330,000	4 C's LLC (Series 1998), (Key Bank, N.A. LOC), 1.530%, 8/5/2004	5,330,000
2,425,000	550 West 14th Place (Series 1999-A), (Harris Trust & Savings Bank, Chicago LOC), 1.520%, 8/5/2004	2,425,000
2,730,000	Advanced Labelworx, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,730,000
2,260,000	Alabama State IDA (Series 1994) Miltope Project, (Regions Bank, Alabama LOC), 1.680%, 8/5/2004	2,260,000
4,345,000	Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Fleet National Bank LOC), 1.560%, 8/5/2004	4,345,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$1,440,000	Alabama State IDA, Standard Furniture Project (Series 1995), (Amsouth Bank N.A., Birmingham LOC), 1.600%, 8/5/2004	$1,440,000
4,270,000	Aliceville, AL IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions Bank, Alabama LOC), 1.680%, 8/5/2004	4,270,000
35,840,000	American Healthcare Centers, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	35,840,000
12,820,000	American Self Storage Corp. (Series 2002), (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/5/2004	12,820,000
8,200,000	American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 1.590%, 8/5/2004	8,200,000
12,000,000	Association of American Medical Colleges, (Guaranteed by J.P. Morgan Chase Bank, Insured by Ambac Financial Group, Inc.), 1.520%, 8/4/2004	12,000,000
4,760,000	Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 1.530%, 8/5/2004	4,760,000
5,925,000	Baldwin County Sewer Service LLC (Series 2002), (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	5,925,000
73,000,000	Bank of New York Co., Inc., 1.470%, 8/27/2004	73,000,000
4,000,000	Bardstown City, KY, (RJ Tower Project) (Series 1995), (Comerica Bank LOC), 1.480%, 8/5/2004	4,000,000
9,110,000	Bear Creek School, (Key Bank, N.A. LOC), 1.530%, 8/5/2004	9,110,000
8,935,000	Bing Steel Management, Inc. (Series 2000), (Comerica Bank LOC), 1.570%, 8/4/2004	8,935,000
5,180,000	Bing Steel Management, Inc. (Series 2002), (Comerica Bank LOC), 1.570%, 8/4/2004	5,180,000
316,000,000	Blue Heron Funding III, Inc. (Series 3-A), (Guaranteed by WestLB AG), 1.480%, 8/30/2004	316,000,000
295,000,000	Blue Heron Funding V-A Ltd., Class A-2, (Guaranteed by WestLB AG), 1.480%, 8/26/2004	295,000,000
1,432,790	Bowling Green Manor LP, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	1,432,790
9,385,000	Boyd-Pake-Underwood LLC, (Regions Bank, Alabama LOC), 1.550%, 8/5/2004	9,385,000
11,500,000	Briarcliff Development Co. (Series 2002), (Federal Home Loan Bank of Topeka LOC), 1.530%, 8/5/2004	11,500,000
1,940,000	Broadway Investments, Inc. (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	1,940,000
17,385,000	Brooksby Village, Inc. (Series 2002), (Lasalle Bank, N.A. LOC), 1.500%, 8/5/2004	17,385,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$7,837,000	Brookshire Grocery Co., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	$7,837,000
100,000,000	Calyon, Paris, 1.297%, 8/13/2004	99,964,139
50,097,000	Capital One Funding Corp., (Bank One N.A. (Chicago) LOC), 1.490%, 8/5/2004	50,097,000
11,946,000	Capital One Funding Corp., (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	11,946,000
701,000	Capital One Funding Corp. (Series 1994-A), (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	701,000
14,059,000	Capital One Funding Corp. (Series 1994-C), (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	14,059,000
1,233,000	Capital One Funding Corp. (Series 1994-D), (Bank One N.A. (Chicago) LOC), 1.490%, 8/5/2004	1,233,000
4,451,000	Capital One Funding Corp. (Series 1995-B), (Bank One N.A. (Chicago) LOC), 1.490%, 8/5/2004	4,451,000
13,414,000	Capital One Funding Corp. (Series 1995-F), (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	13,414,000
3,838,000	Capital One Funding Corp. (Series 1996-H), (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	3,838,000
4,526,000	Capital One Funding Corp. (Series 1998-C), (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	4,526,000
18,940,000	Capital One Funding Corp. (Series 1999-A), (Bank One N.A. (Chicago) LOC), 1.490%, 8/5/2004	18,940,000
10,027,000	Capital One Funding Corp. (Series 1999-B), (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	10,027,000
550,000	Carpenter, Thomas E. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.740%, 8/5/2004	550,000
1,555,000	Chandler, AZ IDA, South Bay Circuits IMR (Series 1999-B), (Comerica Bank LOC), 1.630%, 8/15/2004	1,555,000
6,825,000	Cincinnati Bible College and Seminary, (U.S. Bank NA, Cincinnati LOC), 1.480%, 8/5/2004	6,825,000
4,820,000	Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 1.600%, 8/5/2004	4,820,000
942,337	Clyde Manor LP, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	942,337
4,515,000	Colonie, NY IDA, Mechanical Technology, Inc. Project (Series 1998-A), (Key Bank, N.A. LOC), 1.520%, 8/5/2004	4,515,000
885,000	Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (Bank One N.A. (Chicago) LOC), 1.490%, 8/5/2004	885,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$2,025,000	Columbia County, GA Development Authority (Series 1993), (SunTrust Banks, Inc. LOC), 1.480%, 8/4/2004	$2,025,000
35,000,000	Cook County, IL (Series 2002-A), 1.520%, 8/4/2004	35,000,000
7,085,000	Crane Plastics Siding LLC (Series 2000), (Bank One N.A. (Chicago) LOC), 1.730%, 8/5/2004	7,085,000
5,060,000	Cruiser Properties LLC (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.780%, 8/5/2004	5,060,000
11,960,000	Cunat Capital Corp., (U.S. Bank NA, Cincinnati LOC), 1.480%, 8/5/2004	11,960,000
4,585,000	Damascus Co. Ltd. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.740%, 8/5/2004	4,585,000
14,400,000	Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 1.680%, 8/5/2004	14,400,000
60,000,000	Dexia Bank, Belgium, 1.294%, 8/2/2004	59,989,813
2,910,000	Die-Matic Corp., (Huntington National Bank, Columbus, OH LOC), 1.780%, 8/5/2004	2,910,000
3,135,000	Double H Plastics, Inc. (Series 1998), (Wachovia Bank N.A. LOC), 1.550%, 8/5/2004	3,135,000
2,450,000	EPCO Carbondioxide Products, Inc. (Series 2000), (Amsouth Bank N.A., Birmingham LOC), 1.680%, 8/5/2004	2,450,000
7,500,000	Eagle Tool and Machine, (Bank One N.A. (Chicago) LOC), 1.490%, 8/5/2004	7,500,000
6,485,000	Elsinore Properties LP (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.430%, 8/5/2004	6,485,000
6,300,000	Fairpoint Regional Utility System, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.580%, 8/5/2004	6,300,000
11,065,000	Faison-City Plaza LP, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	11,065,000
2,000,000	G.M.H. Enterprises, Inc. (Series 1995), (National City Bank, Ohio LOC), 1.520%, 8/5/2004	2,000,000
14,600,000	Galasso Materials LLC and Galasso Holdings LLC (Series 1998), (Key Bank, N.A. LOC), 1.530%, 8/5/2004	14,600,000
15,000,000	Garlands of Barrington Lenders, Inc. (Series 2002-A), (Bank One N.A. (Chicago) LOC), 1.490%, 8/5/2004	15,000,000
20,000,000	Garlands of Barrington Lenders, Inc. (Series 2002-B), (Bank One N.A. (Chicago) LOC), 1.490%, 8/5/2004	20,000,000
15,000,000	Garlands of Barrington Lenders, Inc. (Series 2002-C), (Bank One N.A. (Chicago) LOC), 1.490%, 8/5/2004	15,000,000
935,000	Gerken Materials, Inc. (Series 1995), (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	935,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$1,240,000	Gerken Materials, Inc. (Series 1997), (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	$1,240,000
4,970,000	Grand Aire Express, Inc. (Series 1997), (National City Bank, Ohio LOC), 1.520%, 8/5/2004	4,970,000
24,100,000	Greene County Development Authority, Reynolds Lodge, LLC (Series 2000-A), (U.S. Bank N.A., Cincinnati LOC), 1.530%, 8/4/2004	24,100,000
12,565,000	Greene County Development Authority, Reynolds Lodge, LLC (Series 2000-B), (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/4/2004	12,565,000
1,525,000	Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	1,525,000
6,030,000	H & P Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	6,030,000
566,000,000	HBOS Treasury Services PLC, 1.140% - 1.579%, 8/20/2004 - 9/24/2004	566,000,000
8,695,000	Hamilton Farm Bureau Cooperative, Inc. (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.790%, 8/5/2004	8,695,000
18,330,000	Healthcare Funding LLC (Series 1998-A), (National City Bank, Michigan/Illinois LOC), 1.490%, 8/5/2004	18,330,000
10,750,000	Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 1.470%, 8/4/2004	10,750,000
3,615,000	Historical Preservation Authority of Birmingham (Series 1993), (Amsouth Bank N.A., Birmingham LOC), 1.600%, 8/5/2004	3,615,000
28,000,000	Huntington National Bank, Columbus, OH, 1.554%, 9/8/2004	28,006,006
4,025,000	J.P. Plymouth Properties LLC (Series 1999), (Standard Federal Bank, N.A. LOC), 1.670%, 8/4/2004	4,025,000
5,800,000	J.W. Harris (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.430%, 8/5/2004	5,800,000
15,000,000	Kansas City, MO Tax Increment Financing Commission, President Hotel, (Insured by MBIA Insurance Corp.), 1.530%, 8/5/2004	15,000,000
3,470,000	Kings Creek Country Club, Inc. (Series 1997), (Wachovia Bank N.A. LOC), 1.600%, 8/4/2004	3,470,000
1,995,000	L.H. Kroh, Inc. (Series 1998), (Wachovia Bank N.A. LOC), 1.600%, 8/4/2004	1,995,000
2,315,000	Lincoln Park, (Bank One N.A. (Chicago) LOC), 1.690%, 8/5/2004	2,315,000
5,165,000	Los Angeles, CA, MERLOT Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 1.580%, 8/4/2004	5,165,000
48,750,000	MPAR, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	48,750,000
4,520,000	Mack Industries, Inc. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	4,520,000
500,000	Madison, WI Community Development Authority (Series 1997-B), Hamilton Point Apts., (Bank One N.A. (Chicago) LOC), 1.740%, 8/5/2004	500,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$12,525,000	Maryland State Economic Development Corp., Human Genome Sciences Series 1999B, (Wachovia Bank N.A. LOC), 1.580%, 8/3/2004	$12,525,000
19,355,000	Massachusetts Development Finance Agency, (J.P. Morgan Chase Bank LOC), 1.480%, 8/4/2004	19,355,000
5,250,000	Massachusetts HEFA, (Comerica Bank LOC), 1.600%, 8/5/2004	5,250,000
1,330,000	McClellan Management, Inc., Genoa Health Care Center Project (Series 1999), (Fifth Third Bank, Cincinnati LOC), 1.750%, 8/5/2004	1,330,000
28,000,000	Mercantile Safe Deposit & Trust Co., Baltimore, 1.460%, 8/24/2004	28,000,000
1,584,000	Midwest Funding Corp. (Series 1991-A), Class A-1, (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	1,584,000
258,000	Midwest Funding Corp. (Series 1991-C), (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	258,000
2,071,000	Midwest Funding Corp. (Series 1992-B), (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	2,071,000
12,780,000	Milo C. Ritton and Superior Petroleum Co. (Series 2002), (National City Bank, Pennsylvania LOC), 1.520%, 8/5/2004	12,780,000
9,220,000	Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 1.680%, 8/5/2004	9,220,000
5,400,000	Mississippi Business Finance Corp., Howard Industries, Inc. Series 1997, (Amsouth Bank N.A., Birmingham LOC), 1.500%, 8/5/2004	5,400,000
10,000,000	Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 1.490%, 8/5/2004	10,000,000
17,000,000	Mississippi Business Finance Corp. (Series 1994), Georgia Gulf, (Wachovia Bank N.A. LOC), 1.470%, 8/4/2004	17,000,000
10,790,000	Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (J.P. Morgan Chase Bank LOC), 1.470%, 8/4/2004	10,790,000
12,365,000	North Oaks Partnership (Series 1998), (Lasalle Bank, N.A. LOC), 1.500%, 8/5/2004	12,365,000
45,260,000	Novant Health, Inc. (Series 1997), (Wachovia Bank N.A. LOC), 1.470%, 8/4/2004	45,260,000
3,859,000	Oceana County Freezer Storage, Inc. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.830%, 8/5/2004	3,859,000
975,000	Oceana County Freezer Storage, Inc. (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.740%, 8/5/2004	975,000
11,420,000	Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (Key Bank, N.A. LOC), 1.530%, 8/5/2004	11,420,000
1,275,000	PV Communications, Inc. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.780%, 8/5/2004	1,275,000
6,650,000	Physicians Real Estate LLP, (Wells Fargo Bank Minnesota N.A. LOC), 1.600%, 8/4/2004	6,650,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$6,180,000	Portsmouth, VA IDA, (Bank of America N.A. LOC), 1.600%, 8/4/2004	$6,180,000
1,455,000	R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	1,455,000
7,730,000	Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	7,730,000
9,655,000	Rollins College (Series 1998), (SunTrust Bank LOC), 1.480%, 8/4/2004	9,655,000
8,850,000	Rooker, J.W., (Wachovia Bank N.A. LOC), 1.470%, 8/4/2004	8,850,000
90,000,000	Royal Bank of Scotland PLC, Edinburgh, 1.280%, 8/9/2004	89,976,767
46,880,000	SGM Funding Corp., (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/5/2004	46,880,000
19,000,000	Salvation Army (Series 2004-A), (Bank of New York Co., Inc. LOC), 1.390%, 8/5/2004	19,000,000
4,110,000	Savannah, GA Housing Authority, (SunTrust Bank LOC), 1.530%, 8/4/2004	4,110,000
2,891,000	Sawmill Creek Lodge Co. (Series 1996), (Fifth Third Bank, Cincinnati LOC), 1.430%, 8/5/2004	2,891,000
5,350,000	Shephard Capital LLC, (U.S. Bank N.A., Cincinnati LOC), 1.530%, 8/4/2004	5,350,000
150,000,000	Societe Generale, Paris, 1.298% - 1.338%, 8/12/2004 - 8/17/2004	149,980,264
12,015,000	Spira Millenium LLC (Series 2001), (Fleet National Bank LOC), 1.530%, 8/5/2004	12,015,000
56,640,000	Spitzer Group, (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	56,640,000
4,080,000	Springfield Ltd. Partnership, (UBS AG LOC), 1.490%, 8/5/2004	4,080,000
1,405,000	St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 1.730%, 8/5/2004	1,405,000
2,350,000	St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank N.A., Cincinnati LOC), 1.630%, 8/5/2004	2,350,000
14,430,000	Suffolk County, NY IDA, (Fleet National Bank LOC), 1.530%, 8/4/2004	14,430,000
3,360,000	TNT Co. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.740%, 8/5/2004	3,360,000
2,000,000	Taxable Floating Rate Notes (Series 2002-H1), Becker, MN PCR, (Bank of New York Swap Agreement), 1.600%, 8/4/2004	2,000,000
45,000,000	Thorn Finance S.A., (J.P. Morgan Chase Bank Swap Agreement), 1.550%, 9/22/2004	44,999,956
645,000	Trap Rock Industries, Inc. (Series 1997), (Wachovia Bank N.A. LOC), 1.500%, 8/4/2004	645,000
2,325,000	Van Wyk Enterprises, Inc. (Series 1998-A), (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	2,325,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$365,000	Van Wyk Enterprises, Inc. (Series 1998-C), (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	$365,000
3,075,000	Van Wyk Enterprises, Inc. (Series 1998-D), (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	3,075,000
860,000	Van Wyk, Bruce M. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	860,000
9,300,000	Victor H. Hanson/ Elizabeth F. Hanson, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	9,300,000
10,743,000	Virginia Health Services, Inc., (Wachovia Bank N.A. LOC), 1.470%, 8/4/2004	10,743,000
574,000	Vista Funding Corp., (Bank One N.A. (Columbus) LOC), 1.520%, 8/5/2004	574,000
1,516,000	Vista Funding Corp. (Series 1994-A), (Fifth Third Bank, Cincinnati LOC), 1.520%, 8/5/2004	1,516,000
5,000,000	Vista Funding Corp. (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 1.520%, 8/5/2004	5,000,000
1,410,000	Vista Funding Corp. (Series 1998-B), (Fifth Third Bank, Cincinnati LOC), 1.480%, 8/5/2004	1,410,000
1,465,000	Vulcan, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.610%, 8/5/2004	1,465,000
896,431	Wauseon Manor II LP, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	896,431
263,000,000	Wells Fargo & Co., 1.389% - 1.450%, 8/2/2004 - 8/16/2004	263,000,000
11,550,000	Western Reserve Masonic Community, Inc., (Guaranteed by J.P. Morgan Chase Bank), 1.580%, 8/5/2004	11,550,000
25,000,000	Westpac Banking Corp. Ltd., Sydney, 1.408%, 9/13/2004	25,000,000
1,800,000	Wexner Heritage House (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	1,800,000
11,260,000	Whetstone Care Center LLC (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.580%, 8/5/2004	11,260,000
955,000	White Brothers Properties (Series 1996), (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	955,000
4,300,000	Willacoochee, City of, Development Authority, Longboard, Inc. Project (Series 1997), (Wachovia Bank N.A. LOC), 1.480%, 8/4/2004	4,300,000
5,485,000	William Morris Realty Montgomery LLC, (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	5,485,000
35,420,000	World Wildlife Fund, Inc. (Series 2000-B), (Insured by Ambac Financial Group, Inc.), 1.520%, 8/5/2004	35,420,000
1,710,000	YMCA of Central OH, (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	1,710,000
	TOTAL	3,260,248,503
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Brokerage--5.4%
$279,000,000	Merrill Lynch & Co., Inc., 1.360% - 1.513%, 8/4/2004 - 8/11/2004	$279,002,305
757,400,000	Morgan Stanley, 1.360% - 1.460%, 8/2/2004 - 9/7/2004`	757,416,135
110,000,000	Morgan Stanley, Dean Witter (Series C), 1.500%, 8/16/2004	110,023,943
	TOTAL	1,146,442,383
	Electrical Equipment--0.3%
3,110,000	Alabama State IDA, General Electric Project, (General Electric Co. LOC), 1.290%, 8/5/2004	3,110,000
63,810,364	Northwest Airlines, Inc., (Guaranteed by General Electric Co.), 1.430%, 8/2/2004	63,810,364
	TOTAL	66,920,364
	Finance - Commercial--3.0%
175,000,000	Compass Securitization LLC, 1.360%, 8/19/2004 - 9/17/2004	174,999,641
41,000,000	GE Life and Annuity Assurance Co., (Guaranteed by General Electric Capital Corp.), 1.400%, 9/1/2004	41,000,000
436,100,000	General Electric Capital Corp., 1.450% - 1.490%, 8/9/2004 - 8/17/2004	436,100,000
	TOTAL	652,099,641
	Finance - Retail--4.4%
931,100,000	Paradigm Funding LLC, 1.310% - 1.422%, 8/10/2004 - 10/28/2004	931,098,874
	Finance - Securities--4.5%
75,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.315% - 1.483%, 8/4/2004 - 8/23/2004	75,001,347
551,000,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.305% - 1.435%, 8/2/2004 - 8/30/2004	550,983,154
341,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.310% - 1.440%, 8/2/2004 - 8/25/2004	340,999,864
	TOTAL	966,984,365
	Government Agency--0.3%
7,945,000	Direct One Funding Corp., (Federal National Mortgage Association LOC), 1.550%, 8/5/2004	7,945,000
47,415,000	Direct One Funding Corp., Sexton Properties LP (Series 2000), (Federal National Mortgage Association LOC), 1.550%, 8/5/2004	47,415,000
5,350,000	Grand Pointe II Ltd. Partnership (Series 1999), Globe Apartments, (Federal Home Loan Bank of Indianapolis LOC), 1.640%, 8/5/2004	5,350,000
	TOTAL	60,710,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Insurance--4.2%
$23,200,000	Albuquerque, NM, (Series 2000-A), (Insured by MBIA Insurance Corp.), 1.480%, 8/4/2004	$23,200,000
85,000,000	Allstate Life Insurance Co., 1.500% - 1.510%, 8/2/2004	85,000,000
50,000,000	Hartford Life Insurance Co., 1.349% - 1.480%, 8/2/2004 - 9/1/2004	50,000,000
86,000,000	Jackson National Life Insurance Co., 1.516%, 8/23/2004	86,000,000
95,000,000	MBIA Global Funding LLC, (Insured by MBIA Insurance Corp.), 1.330%, 8/6/2004	95,000,000
105,000,000	Metropolitan Life Insurance Co., 1.339% - 1.740%, 8/2/2004 - 10/1/2004	105,000,000
117,000,000	Monumental Life Insurance Co., 1.440% - 1.530%, 8/1/2004 - 8/3/2004	117,000,000
120,000,000	New York Life Insurance Co., 1.390%, 8/27/2004 - 9/1/2004	120,000,000
100,000,000	Transamerica Occidental Life Insurance Co., 1.740%, 10/1/2004	100,000,000
121,000,000	Travelers Insurance Co., 1.360% - 1.686%, 8/20/2004 - 9/24/2004	121,000,000
	TOTAL	902,200,000
	TOTAL NOTES - VARIABLE	7,986,704,130
	TIME DEPOSITS--3.9%
	Banking--3.9%
190,000,000	Chase Manhattan Bank (USA) N.A., Wilmington, 1.312%, 8/2/2004	190,000,000
140,000,000	Deutsche Bank AG, 1.312%, 8/2/2004	140,000,000
150,000,000	Marshall & Ilsley Bank, Milwaukee, 1.212%, 8/2/2004	150,000,000
150,000,000	Societe Generale, Paris, 1.312%, 8/2/2004	150,000,000
200,000,000	UBS AG, 1.270%, 8/2/2004	200,000,000
	TOTAL TIME DEPOSITS	830,000,000
	MUTUAL FUNDS--0.9%
	Asset Management--0.9%
80,000,000	AIM Short-Term Investments Co. Liquid Assets Portfolio	80,000,000
75,000,000	Nations Money Market Reserves	75,000,000
40,059,291	Scudder Money Market Institutional Shares	40,059,291
	TOTAL MUTUAL FUNDS	195,059,291
	REPURCHASE AGREEMENTS--6.8%
498,019,000	Interest in $1,500,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.380%, dated 7/30/2004 to be repurchased at $498,076,272 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities of 8/1/2034, collateralized market value is $1,534,601,298	498,019,000
175,000,000	Interest in $1,240,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.340%, dated 7/30/2004 to be repurchased at $175,019,542 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities of 5/15/2021, collateral market value is $1,266,585,190	175,000,000
Principal Amount		Value
	REPURCHASE AGREEMENTS--continued
$220,000,000	Interest in $500,000,000 joint repurchase agreement with State Street Bank and Trust Co., 1.270%, dated 7/30/2004 to be repurchased at $220,023,283 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2026, collateral market value is $513,429,162	$220,000,000
50,000,000	Interest in $100,000,000 joint repurchase agreement with UBS Securities LLC, 1.290%, dated 7/30/2004 to be repurchased at $50,005,375 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 6/2/2006, collateral market value is $102,002,934	50,000,000
100,000,000	Interest in $100,000,000 joint repurchase agreement with UBS Securities LLC, 1.300%, dated 7/30/2004 to be repurchased at $100,010,833 on 8/2/2004, collateralized by U.S. Government Agency Obligations with a maturity of 6/25/2033, collateral market value is $103,003,664	100,000,000
4,946,000	Interest in $400,000,000 joint repurchase agreement with UBS Securities LLC, 1.320%, dated 7/30/2004 to be repurchased at $4,946,544 on 8/2/2004, collateralized by U.S. Treasury Obligation with a maturity of 5/15/2007, collateral market value is $408,001,256	4,946,000
400,000,000	Interest in $700,000,000 joint repurchase agreement with UBS Securities LLC, 1.380%, dated 7/30/2004 to be repurchased at $400,046,000 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities of 3/20/2034, collateral market value is $721,002,335	400,000,000
	TOTAL REPURCHASE AGREEMENTS	1,447,965,000
	TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [3]	21,366,408,178
	OTHER ASSETS AND LIABILITIES - NET--0.1%	13,069,566
	TOTAL NET ASSETS--100%	$21,379,477,744

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

2 Current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
HEFA	--Health and Education Facilities Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Summary Tables
Treasury Obligations Fund

At July 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
Repurchase Agreements	77.7%
U.S. Treasury Securities	22.3%
TOTAL		100%

At July 31, 2004, the fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of		Percentage of Total Investments [2]
1-7 days	66.1%
8-30 days	0.00%
31-90 days	16.9%
91-180 days	14.6%
181+ days	2.4%
TOTAL		100%

1 See the fund's Prospectus for a more complete description of the principal types of securities in which the fund invests.

2 Percentages are based on total investments, which may differ from total net assets.

3 Effective maturity is determined in accordance with Federal regulations governing money market funds.

Portfolio of Investments
Treasury Obligations Fund

July 31, 2004

Principal Amount			Value
		U.S. TREASURY BILLS--5.5% [1]
$78,500,000		United States Treasury Bills, 0.980%, 9/16/2004	$78,401,702
116,000,000		United States Treasury Bills, 0.995%, 10/7/2004	115,785,191
79,000,000		United States Treasury Bills, 1.070%, 10/21/2004	78,809,808
120,000,000		United States Treasury Bills, 1.545%, 12/23/2004	119,258,400
139,000,000		United States Treasury Bills, 1.565%, 12/23/2004	138,129,860
82,000,000		United States Treasury Bills, 1.735%, 1/27/2005	81,292,601
41,000,000		United States Treasury Bills, 1.740%, 1/27/2005	40,645,281
		TOTAL	652,322,843
		U.S. TREASURY BOND--0.2%
25,000,000		United States Treasury Bond, 11.625%, 11/15/2004	25,739,245
		U.S. TREASURY NOTES--16.1%
275,500,000		United States Treasury Notes, 1.625%, 1/31/2005 - 4/30/2005	272,934,070
50,000,000		United States Treasury Notes, 1.750%, 12/31/2004	50,091,918
348,000,000		United States Treasury Notes, 1.875%, 9/30/2004	348,450,655
494,000,000		United States Treasury Notes, 2.000%, 11/30/2004	495,273,441
79,000,000		United States Treasury Notes, 2.125%, 10/31/2004	79,178,155
661,500,000		United States Treasury Notes, 5.875%, 11/15/2004	670,423,807
		TOTAL	1,916,352,046
		TOTAL U.S. TREASURY	2,594,414,134
		REPURCHASE AGREEMENTS--76.1%
600,000,000		Interest in $1,000,000,000 joint repurchase agreements with ABN AMRO Bank NV, New York, 1.340%, dated 7/30/2004 to be repurchased at $600,067,000 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029, collateral market value $1,020,114,353	600,000,000
653,000,000	[2]	Interest in $750,000,000 joint repurchase agreement with Banc of America Securities LLC, 1.330%, dated 7/15/2004 to be repurchased at $654,109,737 on 8/31/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2022, collateral market value $765,001,151	653,000,000
1,000,000,000		Interest in $1,000,000,000 joint repurchase agreement with Banc of America Securities LLC, 1.340%, dated 7/30/2004 to be repurchased at $1,000,111,667 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2029, collateral market value $1,020,000,527	1,000,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$876,055,000		Interest in $1,725,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.340%, dated 7/30/2004 to be repurchased at $876,152,826 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,759,696,640	$876,055,000
375,000,000		Interest in $750,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.340%, dated 7/30/2004 to be repurchased at $375,041,875 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2013, collateral market value $767,624,831	375,000,000
100,000,000		Interest in $100,000,000 joint repurchase agreement with CIBC World Markets Corp., 1.340%, dated 7/30/2004 to be repurchased at $100,011,167 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2021, collateral market value $102,000,211	100,000,000
90,000,000		Interest in $100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.230%, dated 7/30/2004 to be repurchased at $90,009,225 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2016, collateral market value $102,011,062	90,000,000
675,000,000		Interest in $1,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.330%, dated 7/30/2004 to be repurchased at $675,074,813 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2014, collateral market value $1,020,113,051	675,000,000
700,000,000		Interest in $700,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.340%, dated 7/30/2004 to be repurchased at $700,078,167 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2025, collateral market value $714,004,849	700,000,000
500,000,000		Interest in $500,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.330%, dated 7/30/2004 to be repurchased at $500,055,417 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/28/2006, collateral market value $510,077,401	500,000,000
990,000,000		Interest in $1,240,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.340%, dated 7/30/2004 to be repurchased at $990,110,550 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2021, collateral market value $1,266,585,190	990,000,000
200,000,000		Interest in $200,000,000 joint repurchase agreement with Societe Generale, London, 1.300%, dated 7/30/2004 to be repurchased at $200,021,667 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2021, collateral market value $204,000,796	200,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$230,000,000		Interest in $500,000,000 joint repurchase agreement with State Street Bank and Trust Co., 1.270%, dated 7/30/2004 to be repurchased at $230,024,342 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2026, collateral market value $513,429,162	$230,000,000
90,000,000		Interest in $100,000,000 joint repurchase agreement with UBS Securities LLC, 1.240%, dated 7/30/2004 to be repurchased at $90,009,300 on 8/2/2004, collateralized by an U.S. Treasury Obligation with a maturity of 5/15/2007, collateral market value $102,001,573	90,000,000
358,000,000	[2]	Interest in $425,000,000 joint repurchase agreement with UBS Securities LLC, 1.320%, dated 6/17/2004 to be repurchased at $359,181,400 on 9/16/2004, collateralized by U.S. Treasury Obligations with various maturities to 7/15/2012, collateral market value $433,500,044	358,000,000
339,000,000	[2]	Interest in $400,000,000 joint repurchase agreement with UBS Securities LLC, 1.340%, dated 7/13/2004 to be repurchased at $339,769,718 on 9/13/2004, collateralized by U.S. Treasury Obligation with a maturity of 5/15/2007, collateral market value $408,001,256	339,000,000
1,280,000,000		Interest in $1,500,000,000 joint repurchase agreement with UBS Securities LLC, 1.340%, dated 7/30/2004 to be repurchased at $1,280,142,933 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2025, collateral market value $1,530,006,442	1,280,000,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	9,056,055,000
		TOTAL INVESTMENTS--97.9% (AT AMORTIZED COST) [3]	11,650,469,134
		OTHER ASSETS AND LIABILITIES - NET--2.1%	253,062,756
		TOTAL NET ASSETS--100%	$11,903,531,890

1 These issues show the rate of discount at the time of purchase.

2 Although final maturity falls beyond seven day at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2004

	Government Obligations Fund	Prime Obligations Fund
Assets:
Investments in repurchase agreements	$3,916,429,000	$1,447,965,000
Investments in securities	4,580,105,582	19,918,443,178
Total investments in securities, at amortized cost and value	8,496,534,582	21,366,408,178
Cash	4,949,698	82,718,340
Income receivable	10,265,751	30,165,892
Receivable for shares sold	2,166,184	1,122,572
TOTAL ASSETS	8,513,916,215	21,480,414,982
Liabilities:
Payable for investments purchased	304,304,062	--
Payable for shares redeemed	7,504,620	87,294,797
Payable for account administration fee (Note 5)	--	7,599
Payable for distribution services fee (Note 5)	5,883	7,599
Payable for shareholder services fee (Note 5)	660,057	1,033,766
Income distribution payable	3,428,038	12,367,175
Accrued expenses	104,323	226,302
TOTAL LIABILITIES	316,006,983	100,937,238
TOTAL NET ASSETS	$8,197,909,232	$21,379,477,744
Net Assets Consist of:
Paid-in capital	$8,197,865,195	$21,379,630,615
Accumulated net realized loss on investments	--	(26,434)
Undistributed (distributions in excess of) net investment income	44,037	(126,437)
TOTAL NET ASSETS	$8,197,909,232	$21,379,477,744
Net Assets:
Institutional Shares	$5,134,295,918	$16,519,436,060
Institutional Service Shares	3,036,451,566	4,824,569,520
Trust Shares	27,161,748	35,472,164
TOTAL NET ASSETS	$8,197,909,232	$21,379,477,744
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	5,134,258,271	16,519,514,991
Institutional Service Shares	3,036,446,118	4,824,642,921
Trust Shares	27,160,806	35,472,158
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00
Trust Shares	$1.00	$1.00
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2004

Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$9,056,055,000
Investments in securities	2,594,414,134
Total investments in securities, at amortized cost and value	11,650,469,134
Cash	10,962,425
Income receivable	19,366,694
Receivable for investments sold	243,500,000
Receivable for shares sold	4,660
TOTAL ASSETS	11,924,302,913
Liabilities:
Payable for shares redeemed	12,987,588
Payable for account administration fee (Note 5)	108,160
Payable for distribution services fee (Note 5)	108,160
Payable for shareholder services fee (Note 5)	1,136,908
Income distribution payable	6,324,124
Accrued expenses	106,083
TOTAL LIABILITIES	20,771,023
TOTAL NET ASSETS	$11,903,531,890
Net Assets Consist of:
Paid-in capital	$11,903,534,292
Undistributed (distributions in excess of) net investment income	(2,402)
TOTAL NET ASSETS	$11,903,531,890
Net Assets:
Institutional Shares	$5,558,391,752
Institutional Service Shares	4,965,030,576
Institutional Capital Shares	871,735,177
Trust Shares	508,374,385
TOTAL NET ASSETS	$11,903,531,890
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	5,558,205,553
Institutional Service Shares	4,965,175,469
Institutional Capital Shares	871,773,713
Trust Shares	508,379,557
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00
Institutional Service Shares	$1.00
Institutional Capital Shares	$1.00
Trust Shares	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2004

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$97,414,292	$282,963,678	$123,644,199
Expenses:
Investment adviser fee (Note 5)	17,441,556	48,568,229	23,407,806
Administrative personnel and services fee (Note 5)	6,863,409	19,116,398	9,212,160
Account administration fee--Trust Shares (Note 5)	90,774	57,346	756,881
Custodian fees	378,946	1,084,008	501,006
Transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	418,327	1,374,082	476,300
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)	248,265	382,926	501,821
Transfer and dividend disbursing agent fees and expenses--Institutional Capital Shares (Note 5)	--	--	88,502
Transfer and dividend disbursing agent fees and expenses--Trust Shares (Note 5)	2,948	1,914	30,679
Directors'/Trustees' fees	60,909	178,540	83,155
Auditing fees	15,579	15,446	14,148
Legal fees	7,953	--	3,787
Portfolio accounting fees (Note 5)	358,820	755,365	440,279
Distribution services fee--Trust Shares (Note 5)	90,774	57,346	756,881
Shareholder services fee--Institutional Shares (Note 5)	13,585,428	47,798,968	12,610,705
Shareholder services fee--Institutional Service Shares (Note 5)	8,125,743	12,853,972	13,505,080
Shareholder services fee--Institutional Capital Shares (Note 5)	--	--	2,387,091
Share registration costs	57,148	61,769	78,212
Printing and postage	41,175	42,065	45,932
Insurance premiums	59,802	150,153	78,483
Miscellaneous	75,773	106,972	72,638
TOTAL EXPENSES	47,923,329	132,605,499	65,051,546
Waivers (Note 5):
Waiver of investment adviser fee	(7,438,984)	(20,132,403)	(9,743,478)
Waiver of administrative personnel and services fee	(241,297)	(675,322)	(324,661)
Waiver of transfer and dividend disbursing agent fees and expenses	(481,455)	(1,271,992)	(985,471)
Waiver of shareholder services fee--Institutional Shares	(13,585,428)	(47,798,968)	(12,610,705)
Waiver of shareholder services fee--Institutional Capital Shares	--	--	(1,432,255)
TOTAL WAIVERS	(21,747,164)	(69,878,685)	(25,096,570)
Net expenses	26,176,165	62,726,814	39,954,976
Net investment income	71,238,127	220,236,864	83,689,223
Net realized gain on investments	--	23,886	--
Change in net assets resulting from operations	$71,238,127	$220,260,750	$83,689,223

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Prime Obligations Fund
Year Ended July 31	2004	2003	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$71,238,127	$129,628,076	$220,236,864	$360,795,683
Net realized gain (loss) on investments	--	--	23,886	(50,320)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	71,238,127	129,628,076	220,260,750	360,745,363
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(49,498,177)	(90,565,887)	(183,542,891)	(305,075,227)
Institutional Service Shares	(21,514,103)	(39,038,453)	(36,634,978)	(55,792,411)
Trust Shares	(149,135)	(56,411)	(107,576)	(5,901)
Distributions from net realized gain on investments
Institutional Shares	--	--	--	--
Institutional Service Shares	--	--	--	--
Trust Shares	--	--	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(71,161,415)	(129,660,751)	(220,285,445)	(360,873,539)
Share Transactions:
Proceeds from sale of shares	79,184,941,730	98,239,706,646	223,176,401,541	323,618,675,910
Net asset value of shares issued to shareholders in payment of distributions declared	34,668,608	57,103,613	85,326,178	123,409,474
Cost of shares redeemed	(80,838,568,606)	(99,681,105,891)	(226,792,661,193)	(325,559,431,315)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,618,958,268)	(1,384,295,632)	(3,530,933,474)	(1,817,345,931)
Change in net assets	(1,618,881,556)	(1,384,328,307)	(3,530,958,169)	(1,817,474,107)
Net Assets:
Beginning of period	9,816,790,788	11,201,119,095	24,910,435,913	26,727,910,020
End of period	$8,197,909,232	$9,816,790,788	$21,379,477,744	$24,910,435,913
Undistributed (distributions in excess of) net investment income	$44,037	$(32,675)	$(126,437)	$(77,856)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Treasury Obligations Fund
Year Ended July 31	2004	2003
Increase (Decrease) in Net Asset
Operations:
Net investment income	$83,689,223	$137,967,139
Net realized gain (loss) on investments	--	6,010,468
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	83,689,223	143,977,607
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(43,319,552)	(75,975,299)
Institutional Service Shares	(32,701,751)	(52,902,837)
Institutional Capital Shares	(7,241,896)	(8,349,626)
Trust Shares	(1,112,998)	(54,805)
Distributions from net realized gain on investments
Institutional Shares	--	(2,968,014)
Institutional Service Shares	--	(2,738,135)
Institutional Capital Shares	--	(297,656)
Trust Shares	--	(6,663)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(84,376,197)	(143,293,035)
Share Transactions:
Proceeds from sale of shares	55,678,005,529	57,197,916,222
Net asset value of shares issued to shareholders in payment of distributions declared	23,383,090	33,042,401
Cost of shares redeemed	(55,449,655,131)	(59,159,947,836)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	251,733,488	(1,928,989,213)
Change in net assets	251,046,514	(1,928,304,641)
Net Assets:
Beginning of period	11,652,485,376	13,580,790,017
End of period	$11,903,531,890	$11,652,485,376
Undistributed (distributions in excess of) net investment income	$(2,402)	$684,572

See Notes which are an integral part of the Financial Statements

Notes To Financial Statements

July 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Prime Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

Effective February 19, 2003, Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund began offering Trust Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, a Fund could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to the class such as account administration, transfer and dividend disbursing, distribution and service fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investments record on a identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Government Obligations Fund
Year Ended July 31	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	58,307,557,805	$58,307,557,805	72,275,036,818	$72,275,036,818
Shares issued to shareholders in payment of distributions declared	23,600,384	23,600,384	34,846,050	34,846,050
Shares redeemed	(59,363,341,960)	(59,363,341,960)	(73,524,081,090)	(73,524,081,090)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,032,183,771)	$(1,032,183,771)	(1,214,198,222)	$(1,214,198,222)

Year Ended July 31	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	20,677,903,773	$20,677,903,773	25,893,347,735	$25,893,347,735
Shares issued to shareholders in payment of distributions declared	11,041,052	11,041,052	22,254,766	22,254,766
Shares redeemed	(21,273,795,011)	(21,273,795,011)	(26,114,785,028)	(26,114,785,028)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(584,850,186)	$(584,850,186)	(199,182,527)	$(199,182,527)

Period Ended July 31	2004		2003 [1]
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	199,480,152	$199,480,152	71,322,093	$71,322,093
Shares issued to shareholders in payment of distributions declared	27,172	27,172	2,797	2,797
Shares redeemed	(201,431,635)	(201,431,635)	(42,239,773)	(42,239,773)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(1,924,311)	$(1,924,311)	29,085,117	$29,085,117
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,618,958,268)	$(1,618,958,268)	(1,384,295,632)	$(1,384,295,632)

	Prime Obligations Fund
Year Ended July 31	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	174,328,635,702	$174,328,635,702	279,223,095,820	$279,223,096,367
Shares issued to shareholders in payment of distributions declared	74,500,767	74,500,767	102,357,245	102,357,245
Shares redeemed	(177,993,748,461)	(177,993,748,461)	(279,922,531,646)	(279,922,531,648)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,590,611,992)	$(3,590,611,992)	(597,078,581)	$(597,078,036)

Year Ended July 31	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	48,642,896,352	$48,642,896,352	44,370,762,948	$44,370,762,948
Shares issued to shareholders in payment of distributions declared	10,763,253	10,763,253	21,046,328	21,046,328
Shares redeemed	(48,618,294,236)	(48,618,294,236)	(45,623,236,180)	(45,623,236,180)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	35,365,369	$35,365,369	(1,231,426,904)	$(1,231,426,904)

Period Ended July 31	2004		2003 [1]
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	204,869,487	$204,869,487	24,816,595	$24,816,595
Shares issued to shareholders in payment of distributions declared	62,158	62,158	5,901	5,901
Shares redeemed	(180,618,496)	(180,618,496)	(13,663,487)	(13,663,487)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	24,313,149	$24,313,149	11,159,009	$11,159,009
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,530,933,474)	$(3,530,933,474)	(1,817,346,476)	$(1,817,345,931)

	Treasury Obligations Fund
Year Ended July 31	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	26,116,665,494	$26,116,665,494	28,132,870,947	$28,132,870,947
Shares issued to shareholders in payment of distributions declared	16,665,409	16,665,409	20,554,019	20,554,019
Shares redeemed	(25,660,247,012)	(25,660,247,012)	(30,552,342,241)	(30,552,342,241)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	473,083,891	$473,083,891	(2,398,917,275)	$(2,398,917,275)

Year Ended July 31	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	24,069,334,849	$24,069,334,849	25,065,514,163	$25,065,514,163
Shares issued to shareholders in payment of distributions declared	5,901,733	5,901,733	10,727,533	10,727,533
Shares redeemed	(24,879,897,780)	(24,879,897,780)	(24,825,639,909)	(24,825,639,909)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(804,661,198)	$(804,661,198)	250,601,787	$250,601,787

Year Ended July 31	2004		2003
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	3,897,511,596	$3,897,511,596	3,768,691,012	$3,768,691,012
Shares issued to shareholders in payment of distributions declared	661,999	661,999	1,748,270	1,748,270
Shares redeemed	(3,649,795,252)	(3,649,795,252)	(3,724,560,112)	(3,724,560,112)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	248,378,343	$248,378,343	45,879,170	$45,879,170

Period Ended July 31	2004		2003 [1]
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,594,493,590	$1,594,493,590	230,840,100	$230,840,100
Shares issued to shareholders in payment of distributions declared	153,949	153,949	12,579	12,579
Shares redeemed	(1,259,715,087)	(1,259,715,087)	(57,405,574)	(57,405,574)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	334,932,452	$334,932,452	173,447,105	$173,447,105
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	251,733,488	$251,733,488	(1,928,989,213)	$(1,928,989,213)

1 For the period from February 19, 2003 (start of performance) to July 31, 2003.

4. FEDERAL TAX INFORMATION

The tax character of distributions reported on the Statement of Changes in Net Assets for the years or periods ended July 31, 2004 and 2003, was as follows:

	2004		2003
Fund	Tax-Exempt Income	Ordinary Income [1]	Tax-Exempt Income	Ordinary Income [1]
Government Obligations Fund	--	$ 71,161,415	--	$129,660,751
Prime Obligations Fund	--	$220,285,445	--	$360,873,539
Treasury Obligations Fund	--	$ 84,376,197	--	$143,293,035

1 For tax purposes, short-term capital gain distributions are considered as ordinary income.

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Capital Loss Carryforward
Government Obligations Fund	--	$ 3,472,077	--
Prime Obligations Fund	--	$12,240,739	$26,434
Treasury Obligations Fund	--	$ 6,321,723	--

At July 31, 2004, the following Funds had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows.

Fund	Capital Loss Carryforward to Expire in 2007	Capital Loss Carryforward to Expire in 2009	Capital Loss Carryforward to Expire in 2010	Capital Loss Carryforward to Expire in 2011	Capital Loss Carryforward to Expire in 2012	Total Capital Loss Carryforward
Prime Obligations Fund	--	--	--	$6,788	$19,646	$26,434

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the percentage of each Fund's average daily net assets as follows:

Fund	Investment Adviser Fee Percentage
Government Obligations Fund	0.20%
Prime Obligations Fund	0.20%
Treasury Obligations Fund	0.20%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (Agreement), provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Funds with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended July 31, 2004 the fees paid after voluntary waiver, if applicable, were as follows:

Fund	FAS	FServ
Government Obligations Fund	$4,883,481	$1,738,631
Prime Obligations Fund	$13,671,915	$4,769,161
Treasury Obligations Fund	$6,565,728	$2,321,771

Account Administration Fee

The Fund's Trust Shares pay Federated Shareholder Services Company (FSSC) an annual fee of 0.25% of the average daily net assets of the Fund's Trust Shares. This fee is remunerated to intermediaries as compensation for facilitating the sale of the Fund's Trust Shares. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the net assets of their Trust Shares to finance activities intended to result in the sale of their Trust Shares. The Plan provides that the Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Funds' Trust Shares annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with FSSC, each Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares will pay FSSC up to 0.25% of average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended July 31, 2004, Institutional Shares for the Government Obligations Fund, Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004 FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. The fee paid FSSC during the reporting period, after waiver, if applicable, was as follows:

Fund	FSSC
Government Obligations Fund	$185,807
Prime Obligations Fund	$441,184
Treasury Obligations Fund	$126,685

Portfolio Accounting Fees

Prior to January 1, 2004 FServ maintained the Funds' accounting records for which it received a fee. The fee was based on the level of each of the Funds' average daily net assets for the period, plus out-of-pocket expenses. The fees paid to FServ during the reporting period were as follows:

Fund	FServ
Government Obligations Fund	$270,569
Prime Obligations Fund	$682,879
Treasury Obligations Fund	$316,007

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

10. CONCENTRATION OF CREDIT RISK

A substantial part of the Prime Obligations Fund's portfolio may be comprised of obligations of banks. As a result, the Prime Obligations Fund may be more susceptible to any economic, business, political, or other developments which generally affect these entities.

11. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, ("Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST
AND SHAREHOLDERS OF GOVERNMENT OBLIGATIONS FUND, PRIME OBLIGATIONS FUND, AND TREASURY OBLIGATIONS FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund (collectively the "Funds") (portfolios of the Money Market Obligations Trust) as of July 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2004, the results of its operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 17, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations : Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products"; select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N153
Cusip 60934N146
Cusip 60934N120

28717 (9/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.009	0.019	0.052	0.054
Less Distributions:
Distributions from net investment income	(0.005)	(0.009)	(0.019)	(0.052)	(0.054)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	0.54%	0.93%	1.95%	5.38%	5.50%

Ratios to Average Net Assets:
Expenses	0.64%	0.64%	0.64%	0.60%	0.59%
Net investment income	0.54%	0.94%	1.94%	5.24%	5.40%
Expense waiver/reimbursement [2]	0.28%	0.28%	0.26%	0.30%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,832,151	$1,763,112	$2,259,956	$2,393,247	$2,330,894

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Cash II Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.008	0.018	0.051	0.052
Less Distributions:
Distributions from net investment income	(0.004)	(0.008)	(0.018)	(0.051)	(0.052)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	0.37%	0.76%	1.77%	5.20%	5.32%

Ratios to Average Net Assets:
Expenses	0.81%	0.81%	0.81%	0.77%	0.76%
Net investment income	0.37%	0.78%	1.81%	5.04%	5.32%
Expense waiver/reimbursement [2]	0.36%	0.36%	0.34%	0.38%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$585,275	$654,887	$1,131,739	$2,100,677	$1,450,912

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended July 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2004	Ending Account Value 7/31/2004	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,002.70	$3.19
Cash II Shares	$1,000	$1,001.90	$4.03
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,021.82	$3.22
Cash II Shares	$1,000	$1,020.97	$4.07

1 Expenses are equal to the Fund's Institutional Service Shares and Cash II Shares' annualized expense ratios of 0.64% and 0.81%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
Commercial Paper & Notes	43.1%
Variable Rate Instruments	38.7%
Repurchase Agreements	5.0%
Bank Instruments	13.2%
TOTAL		100%

At July 31, 2004, the fund's credit quality ratings 3 composition was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	72.1%	P1	100%
A-1	27.9%	P2	0.0%
A-2	0.0%
TOTAL	100%		100%

At July 31, 2004, the fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of			Percentage of Total Investments [2]
1-7 days	35.2%	[5]
8-30 days	31.1%
31-90 days	17.4%
91-180 days	8.6%
181+ days	7.7%
TOTAL			100%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable-rate instrument is any security which has an interest rate that resets periodically. See the fund's Prospectus for descriptions of commercial paper repurchase agreements and bank instruments.

2 Percentages are based on total investments, which may differ from total net assets.

3 The table depicts the short-term, credit-quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). Rated securities include a security issued by an issuer, obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings rate the risk that a security will default in payment and do not address other risks presented by the security.

4 Effective maturity is determined in accordance with Federal regulations governing money market funds.

5 At July 31, 2004, overnight securities comprised 7.3% of the fund's total investments.

Portfolio of Investments

July 31, 2004

Principal Amount		Value
	ASSET-BACKED SECURITIES--2.1%
	Finance - Automotive--1.8%
$269,752	DaimlerChrysler Auto Trust 2003-B, Class A1, 1.140%, 12/8/2004	$269,752
17,000,000	DaimlerChrysler Auto Trust 2004-B, Class A1, 1.720%, 8/8/2005	17,000,000
7,401,542	Ford Credit Auto Owner Trust 2004-A, Class A1, 1.240%, 2/15/2005	7,401,542
10,000,000	Household Automotive Trust 2004-1, Class A1, 1.693%, 7/18/2005	10,000,000
7,800,000	USAA Auto Owner Trust 2004-2, Class A1, 1.660%, 7/15/2005	7,800,000
	TOTAL	42,471,294
	Insurance--0.3%
7,000,000	Long Beach Acceptance Auto Receivables Trust 2004-B, Class A1, (Insured by Financial Security Assurance, Inc.), 1.576%, 7/15/2005	6,998,170
	TOTAL ASSET-BACKED SECURITIES	49,469,464
	CERTIFICATES OF DEPOSIT--10.9%
	Banking--10.9%
55,000,000	Calyon, Paris, 1.225% - 1.620%, 8/4/2004 - 12/31/2004	55,007,391
8,000,000	Citibank N.A., New York, 1.490%, 9/20/2004	8,000,000
29,000,000	Credit Suisse First Boston, 1.325% - 1.400%, 9/7/2004 - 9/14/2004	29,000,000
28,000,000	Deutsche Bank AG, 1.250%, 12/29/2004	28,004,092
6,000,000	Fifth Third Bank, Cincinnati, 1.225%, 3/18/2005	5,999,623
15,000,000	HBOS Treasury Services PLC, 1.180% - 1.360%, 9/10/2004 - 9/27/2004	15,000,039
17,000,000	Mercantile Safe Deposit & Trust Co., Baltimore, 1.180%, 8/3/2004	17,000,000
10,000,000	Regions Bank, Alabama, 1.160%, 10/15/2004	10,000,000
25,000,000	Royal Bank of Scotland PLC, Edinburgh, 1.400%, 2/8/2005	24,998,691
15,000,000	Svenska Handelsbanken, Stockholm, 1.130%, 12/30/2004	15,001,230
25,000,000	U.S. Bank N.A., Cincinnati, 1.280%, 2/23/2005	24,997,889
30,000,000	UBS AG, 1.120% - 1.280%, 8/16/2004 - 12/29/2004	30,000,052
	TOTAL CERTIFICATES OF DEPOSIT	263,009,007
	COLLATERALIZED LOAN AGREEMENTS--9.7%
	Banking--2.1%
50,000,000	CDC Financial Products, Inc., 1.412%, 8/2/2004	50,000,000
	Brokerage--7.6%
95,000,000	Citigroup Global Markets Inc., 1.412%, 8/2/2004	95,000,000
20,000,000	Goldman Sachs Group, Inc., 1.462% - 1.550%, 8/2/2004 - 10/25/2004	20,000,000
70,000,000	Merrill Lynch & Co., Inc., 1.462%, 8/2/2004	70,000,000
	TOTAL	185,000,000
	TOTAL COLLATERALIZED LOAN AGREEMENTS	235,000,000
Principal Amount		Value
	COMMERCIAL PAPER--26.3% [1]
	Banking--8.6%
$22,200,000	Bank of Ireland, 1.160% - 1.280%, 10/22/2004 - 10/28/2004	$22,135,503
40,000,000	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.400% - 1.590%, 8/20/2004 - 10/22/2004	39,936,308
5,000,000	DePfa Bank PLC, 1.080%, 10/15/2004	4,988,750
15,000,000	Fountain Square Commercial Funding Corp., 1.060% - 1.540%, 8/9/2004 - 9/30/2004	14,973,156
30,000,000	Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.380% - 1.540%, 9/7/2004 - 10/12/2004	29,924,217
15,235,000	Los Angeles County, CA Metropolitan Transportation Authority, (Landesbank Hessen-Thueringen, Frankfurt LOC), 1.130%, 8/2/2004	15,235,000
20,000,000	UBS Finance (Delaware), Inc., (UBS AG LOC), 1.250%, 12/28/2004	19,896,528
40,000,000	Wells Fargo & Co., 1.310%, 8/10/2004	39,986,900
5,000,000	Westpac Capital Corp., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.145%, 10/12/2004	4,988,550
15,000,000	Westpac Trust Securities NZ Ltd., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.165%, 9/21/2004	14,975,244
	TOTAL	207,040,156
	Finance - Automotive--6.1%
108,400,000	FCAR Auto Loan Trust, (Series A1+/P1), 1.120% - 1.620%, 8/16/2004 - 11/15/2004	108,146,490
40,000,000	New Center Asset Trust, (Series A1/P1), 1.500% - 1.690%, 9/20/2004 - 12/10/2004	39,835,339
	TOTAL	147,981,829
	Finance - Commercial--1.3%
2,000,000	Amsterdam Funding Corp., 1.060%, 8/23/2004	1,998,704
30,000,000	Compass Securitization LLC, 1.450%, 9/15/2004	29,945,625
	TOTAL	31,944,329
	Finance - Retail--5.1%
15,000,000	Falcon Asset Securitization Corp., 1.310%, 8/12/2004	14,993,996
18,000,000	PREFCO-Preferred Receivables Funding Co., 1.400%, 9/13/2004	17,969,900
41,400,000	Paradigm Funding LLC, 1.310% - 1.790%, 8/11/2004 - 1/10/2005	41,374,167
25,000,000	Sheffield Receivables Corp., 1.390%, 8/23/2004	24,978,764
25,000,000	Yorktown Capital LLC, 1.370%, 8/20/2004	24,981,924
	TOTAL	124,298,751
	Finance - Securities--4.7%
20,000,000	Galaxy Funding Inc., 1.610% - 1.620%, 11/8/2004 - 11/9/2004	19,910,725
61,500,000	Grampian Funding LLC, 1.060% - 1.710%, 8/10/2004 - 12/22/2004	61,413,336
15,500,000	Lake Constance Funding LLC, 1.360%, 9/7/2004	15,478,334
Principal Amount		Value
	COMMERCIAL PAPER--continued [1]
	Finance - Securities--continued
$17,000,000	Perry Global Funding LLC (Series A), 1.070% - 1.120%, 8/12/2004 - 9/2/2004	$16,985,049
	TOTAL	113,787,444
	Insurance--0.5%
11,300,000	AEGON Funding Corp., 1.530%, 10/1/2004	11,270,705
	TOTAL COMMERCIAL PAPER	636,323,214
	CORPORATE NOTES--1.0%
	Finance - Securities--0.1%
3,250,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.430%, 10/27/2004	3,249,845
	Pharmaceuticals & Healthcare--0.9%
20,000,000	Merck & Co., Inc., 4.484%, 2/22/2005	20,356,722
	TOTAL CORPORATE NOTES	23,606,567
	GOVERNMENT AGENCIES--2.9%
	Government Agency--2.9%
40,000,000	Federal Home Loan Bank System, 1.300% - 1.600%, 2/28/2005 - 5/16/2005	40,000,000
15,000,000	Federal Home Loan Mortgage Corp., 3.875% - 6.875%, 1/15/2005 - 2/15/2005	15,323,750
15,000,000	Federal National Mortgage Association, 1.360%, 2/15/2005	15,000,000
	TOTAL GOVERNMENT AGENCIES	70,323,750
	LOAN PARTICIPATION--0.3%
	Chemicals--0.3%
7,000,000	DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 1.200%, 11/30/2004	7,000,000
	NOTES - VARIABLE--38.6% [2]
	Banking--13.1%
5,130,000	AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 1.560%, 8/5/2004	5,130,000
500,000	Alabama Paper Products LLC, (Series 2003), (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	500,000
5,000,000	American Concrete Pumping LLC, (Series 2004), (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	5,000,000
10,000,000	Blue Heron Funding V-A Ltd., Class A-2, (Guaranteed by WestLB AG), 1.480%, 8/26/2004	10,000,000
3,890,000	C. J. Krehbiel Co., (Series 2000), (Fifth Third Bank, Cincinnati LOC), 1.430%, 8/5/2004	3,890,000
6,100,000	CNOS Building LLC, (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/4/2004	6,100,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$4,519,000	Capital One Funding Corp., (Series 1999-B), (Bank One N.A. (Columbus) LOC), 1.490%, 8/5/2004	$4,519,000
30,000,000	DePfa Bank PLC, 1.270%, 9/15/2004	30,000,000
20,000,000	Dexia Bank, Belgium, 1.294%, 8/2/2004	19,996,604
8,275,000	E & J Investments LLC, Bradner Village Health Care, (Series 1999), (Lasalle Bank, N.A. LOC), 1.580%, 8/5/2004	8,275,000
7,820,000	Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.430%, 8/5/2004	7,820,000
6,260,000	Grand Chute, WI, (U.S. Bank N.A., Cincinnati LOC), 1.500%, 8/4/2004	6,260,000
25,000,000	HBOS Treasury Services PLC, 1.140%, 8/20/2004	25,000,000
2,340,000	HYCO Alabama LLC, (Series 2000), (Regions Bank, Alabama LOC), 1.730%, 8/5/2004	2,340,000
8,300,000	Infirmary Health Systems, Inc., (Regions Bank, Alabama LOC), 1.520%, 8/5/2004	8,300,000
2,260,000	Joe A. Waggoner, (Series 2000), (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	2,260,000
4,260,000	K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	4,260,000
4,000,000	K-O-I Warehouse, Inc.; Hamlet Auto Parts, Inc.; Kentucky Motor Services, Inc.; Mad River Auto Parts, Inc.; Ezzel Parts Exchange, Inc., (Series 1998), (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/5/2004	4,000,000
5,780,000	Kent Capital LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	5,780,000
3,060,000	L. B. Industries, (Series 2000), (U.S. Bank N.A., Cincinnati LOC), 1.480%, 8/5/2004	3,060,000
3,275,000	Lincoln Park, (Bank One N.A. (Chicago) LOC), 1.690%, 8/5/2004	3,275,000
5,000,000	Los Angeles, CA, MERLOTS, (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 1.580%, 8/4/2004	5,000,000
4,000,000	MBE Investment Co. LLC, EH Investment Company, (Series 2000 A), (Standard Federal Bank, N.A. LOC), 1.530%, 8/5/2004	4,000,000
10,000,000	Mississippi Business Finance Corp., Howard Industries, Inc., (Series 1999), (Amsouth Bank N.A., Birmingham LOC), 1.500%, 8/5/2004	10,000,000
3,605,000	Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.740%, 8/5/2004	3,605,000
3,000,000	Overland Park Professional Center LLC, (Series 2004), (Federal Home Loan Bank of Topeka LOC), 1.560%, 8/5/2004	3,000,000
7,210,000	Rollins College, (Series 1998), (SunTrust Bank LOC), 1.480%, 8/4/2004	7,210,000
11,000,000	Royal Bank of Scotland PLC, Edinburgh, 1.280%, 8/9/2004	10,997,160
4,531,000	Sandridge Food Corp., (National City Bank, Ohio LOC), 1.520%, 8/5/2004	4,531,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$1,230,000	Seven Hills School, (Series 2000), (Fifth Third Bank, Cincinnati LOC), 1.480%, 8/5/2004	$1,230,000
30,000,000	Societe Generale, Paris, 1.298% - 1.338%, 8/12/2004 - 8/17/2004	29,995,977
4,700,000	South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 1.480%, 8/4/2004	4,700,000
3,230,000	Swiger Coil Systems, Inc., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	3,230,000
2,500,000	Thorn Finance S.A., (J.P. Morgan Chase Bank Swap Agreement), 1.550%, 9/22/2004	2,499,998
55,000,000	Wells Fargo & Co., 1.389% - 1.450%, 8/2/2004 - 8/16/2004	55,000,000
6,900,000	White Hydraulics, Inc., (Series 1999), (Amsouth Bank N.A., Birmingham LOC), 1.590%, 8/5/2004	6,900,000
555,000	Winona Lake, IN, (Series 1999 B), Grace Village, (U.S. Bank N.A., Cincinnati LOC), 1.750%, 8/5/2004	555,000
	TOTAL	318,219,739
	Brokerage--5.3%
45,000,000	Merrill Lynch & Co., Inc., 1.360% - 1.513%, 8/4/2004 - 8/11/2004	45,000,000
82,300,000	Morgan Stanley, 1.360% - 1.460%, 8/2/2004 - 8/27/2004	82,300,000
	TOTAL	127,300,000
	Electrical Equipment--0.8%
18,820,273	Northwest Airlines, Inc., (Guaranteed by General Electric Co.), 1.430%, 8/2/2004	18,820,273
	Finance - Commercial--5.5%
50,000,000	Compass Securitization LLC, 1.360%, 8/19/2004	50,000,000
20,000,000	GE Capital Assurance Co., (Guaranteed by General Electric Capital Corp.), 1.285%, 8/9/2004	20,000,000
11,000,000	GE Life and Annuity Assurance Co., (Guaranteed by General Electric Capital Corp.), 1.400%, 9/1/2004	11,000,000
51,400,000	General Electric Capital Corp., 1.450% - 1.490%, 8/9/2004 - 8/17/2004	51,400,000
	TOTAL	132,400,000
	Finance - Retail--3.2%
77,500,000	Paradigm Funding LLC, 1.310% - 1.422%, 8/2/2004 - 8/30/2004	77,499,617
	Finance - Securities--4.8%
68,000,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.296% - 1.400%, 8/2/2004 - 8/16/2004	67,991,233
48,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.330%, 8/16/2004 - 8/17/2004	47,992,619
	TOTAL	115,983,852
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Government Agency--1.2%
$6,000,000	Action Assisted Living LLC, (Series 2000), (Federal Home Loan Bank of Pittsburgh LOC), 1.640%, 8/5/2004	$6,000,000
780,000	Alabama HFA Single Family, Turtle Lake Project, (Series 2000-B), (Federal National Mortgage Association LOC), 1.680%, 8/5/2004	780,000
7,000,000	Direct One Funding Corp., (Federal National Mortgage Association LOC), 1.550%, 8/5/2004	7,000,000
6,835,000	Jefferson County, KY HFDA, (Series 2000), (Federal Home Loan Bank of Cincinnati LOC), 1.580%, 8/5/2004	6,835,000
2,390,000	Kentucky Economic Development Finance Authority, (Series 2002), (Federal Home Loan Bank of Cincinnati LOC), 1.580%, 8/5/2004	2,390,000
4,025,000	Kentucky Economic Development Finance Authority, Henderson County Health Care Corp., (Federal Home Loan Bank of Cincinnati LOC), 1.580%, 8/5/2004	4,025,000
3,380,000	Lexington Fayette, KY, (Series 2001), (Federal Home Loan Bank of Cincinnati LOC), 1.580%, 8/5/2004	3,380,000
	TOTAL	30,410,000
	Insurance--4.7%
20,000,000	AEGON N.V., 1.440%, 8/13/2004	20,028,500
25,000,000	Allstate Life Insurance Co., 1.466%, 9/1/2004	25,000,000
53,000,000	Monumental Life Insurance Co., 1.440% - 1.530%, 8/2/2004 - 8/31/2004	53,000,000
15,000,000	New York Life Insurance Co., 1.390%, 8/27/2004	15,000,000
	TOTAL	113,028,500
	TOTAL NOTES - VARIABLE	933,661,981
	MUTUAL FUNDS--0.8%
	Asset Management--0.8%
20,000,000	AIM Short-Term Investments Co. Liquid Assets Portfolio	20,000,000
	TIME DEPOSIT--2.3% [1]
	Banking--2.3%
55,000,000	Toronto Dominion Bank, 1.313%, 8/2/2004	55,000,000
Principal Amount		Value
	REPURCHASE AGREEMENTS--5.0%
$20,000,000	Interest in $500,000,000 joint repurchase agreement with State Street Bank and Trust Co., 1.270%, dated 7/30/2004 to be repurchased at $20,002,117 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2026, collateral market value $513,429,162	$20,000,000
101,688,000	Interest in $1,500,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.380%, dated 7/30/2004 to be repurchased at $101,699,694 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2034, collateral market value $1,534,601,298	101,688,000
	TOTAL REPURCHASE AGREEMENTS	121,688,000
	TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [3]	2,415,081,983
	OTHER ASSETS AND LIABILITIES - NET--0.1%	2,344,198
	TOTAL NET ASSETS--100%	$2,417,426,181

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

2 Variable-rate securities with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:

HFA	--Housing Finance Authority
HFDA	--Health Facility Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts-Liquidity Optional Tender Series

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2004

Assets:
Total investments in securities, at amortized cost and value		$2,415,081,983
Cash		1,293,323
Income receivable		3,205,758
Receivable for shares sold		1,089,221
TOTAL ASSETS		2,420,670,285
Liabilities:
Payable for shares redeemed	$2,214,270
Income distribution payable	262,727
Payable for transfer and dividend disbursing agent fees and expenses	157,264
Payable for distribution services fee (Note 5)	77,169
Payable for shareholder services fee (Note 5)	492,272
Accrued expenses	40,402
TOTAL LIABILITIES		3,244,104
Net assets for 2,417,330,590 shares outstanding		$2,417,426,181
Net Assets Consist of:
Paid-in capital		$2,417,341,466
Undistributed net investment income		84,715
TOTAL NET ASSETS		$2,417,426,181
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$1,832,151,363 ÷ 1,832,076,898 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$585,274,818 ÷ 585,253,692 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2004

Investment Income:
Interest			$29,246,805
Dividends			116,644
TOTAL INCOME			29,363,449
Expenses:
Investment adviser fee (Note 5)		$12,407,497
Administrative personnel and services fee (Note 5)		1,952,736
Custodian fees		147,818
Transfer and dividend disbursing agent fees and expenses (Note 5)		1,789,166
Directors'/Trustees' fees		17,088
Auditing fees		15,087
Legal fees		6,124
Portfolio accounting fees (Note 5)		163,413
Distribution services fee--Cash II Shares (Note 5)		1,597,077
Shareholder services fee--Institutional Service Shares (Note 5)		4,603,680
Shareholder services fee--Cash II Shares (Note 5)		1,597,077
Share registration costs		55,844
Printing and postage		88,633
Insurance premiums		21,860
Miscellaneous		23,504
TOTAL EXPENSES		24,486,604
Waivers/Reimbursement (Note 5):
Waiver of investment adviser fee	$(6,557,836)
Waiver of administrative personnel and services fee	(69,174)
Waiver of transfer and dividend disbursing agent fees and expenses	(89,556)
Waiver of distribution services fee--Cash II Shares	(555,783)
Waiver of shareholder services fee--Institutional Service Shares	(128,903)
Reimbursement of operating expenses	(72,326)
TOTAL WAIVERS		(7,473,578)
Net expenses			17,013,026
Net investment income			$12,350,423

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,350,423	$25,793,638
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(9,912,742)	(19,236,512)
Cash II Shares	(2,338,932)	(6,569,959)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,251,674)	(25,806,471)
Share Transactions:
Proceeds from sale of shares	11,050,121,125	11,714,211,006
Proceeds from shares issued in connection with the tax-free transfer from Riggs Prime Money Market Fund	218,995,951	--
Net asset value of shares issued to shareholders in payment of distributions declared	10,244,051	21,619,375
Cost of shares redeemed	(11,280,032,703)	(12,709,513,761)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(671,576)	(973,683,380)
Change in net assets	(572,827)	(973,696,213)
Net Assets:
Beginning of period	2,417,999,008	3,391,695,221
End of period (including undistributed (distributions in excess of) net investment income of $84,715 and $(14,034), respectively.	$2,417,426,181	$2,417,999,008

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

On September 26, 2003, the Fund received a tax-free transfer of assets from Riggs Prime Money Market Fund as follows:

Shares of the Fund Issued	Net Assets of the Fund Prior to Combination	Riggs Prime Money Market Fund Net Assets Received	Net Assets of the Fund Immediately After Combination
218,986,276	$2,476,434,794	$218,995,951	$2,695,430,745

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and service fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,375,821,286	$5,375,821,286	6,383,244,174	$6,383,244,174
Shares issued in connection with the tax-free transfer of assets from Riggs Prime Money Market Fund	218,986,276	218,995,951	--	--
Shares issued to shareholders in payment of distributions declared	8,304,352	8,304,352	15,554,262	15,554,262
Shares redeemed	(5,534,153,289)	(5,534,153,289)	(6,895,636,098)	(6,895,636,098)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	68,958,625	$68,968,300	(496,837,662)	$(496,837,662)

Year Ended July 31	2004		2003
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	5,674,299,839	$5,674,299,839	5,330,966,832	$5,330,966,832
Shares issued to shareholders in payment of distributions declared	1,939,699	1,939,699	6,065,113	6,065,113
Shares redeemed	(5,745,879,414)	(5,745,879,414)	(5,813,877,663)	(5,813,877,663)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(69,639,876)	$(69,369,876)	(476,845,718)	$(476,845,718)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(681,251)	$(671,576)	(973,683,380)	$(973,683,380)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2004 and 2003 were as follows:

	2004	2003
Ordinary income [1]	$12,251,674	$25,806,471

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$347,442

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended July 31, 2004, the fees paid to FAS and FServ were $1,400,121 and $483,441, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares and Cash II Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004 FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $1,763,161, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004 FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $62,712, after voluntary waiver, if applicable.

Reimbursement of Operating Expenses

Federated has performed an internal review of past mutual fund trading practices utilizing external legal and financial experts to assess the impact of these issues under the direction of the Independent Trustees of the Fund and in concert with a special investigative committee of Federated's Board. As a result of this review, the Fund's Adviser made a contribution to the Fund of $72,326 for receipt of fees received by Federated from assets invested as a result of frequent trading arrangements including interest on the foregoing amount.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS AND THE SHAREHOLDERS OF AUTOMATED CASH MANAGEMENT TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Automated Cash Management Trust (the "Fund") as of July 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the public company accounting oversight board (United States). Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Automated Cash Management Trust as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 17, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products"; select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Automated Cash Management Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N864
Cusip 60934N831

25698 (9/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005		0.008	0.018	0.050	0.051
Net realized and unrealized gain (loss) on investments	0.000	[1]	0.001	0.001	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.005		0.009	0.019	0.050	0.051
Less Distributions:
Distributions from net investment income	(0.005)		(0.008)	(0.018)	(0.050)	(0.051)
Distributions from net realized gain on investments	(0.000	) [1]	(0.001)	(0.001)	--	--
TOTAL DISTRIBUTIONS	(0.005)		(0.009)	(0.019)	(0.050)	(0.051)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.47%		0.90%	1.81%	5.07%	5.17%

Ratios to Average Net Assets:
Expenses	0.59%		0.59%	0.59%	0.59%	0.59%
Net investment income	0.45%		0.85%	1.75%	4.97%	5.07%
Expense waiver/reimbursement [3]	0.30%		0.29%	0.27%	0.26%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$856,598		$1,093,524	$1,329,998	$1,826,410	$2,013,674

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended July 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2004	Ending Account Value 7/31/2004	Expenses Paid During Period [1]
Actual:
Fund	$1,000	$1,002.40	$2.94
Hypothetical (assuming a 5% return before expenses):
Fund	$1,000	$1,022.07	$2.97

1 Expenses are equal to the Automated Government Money Trust annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2004, the Fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
Repurchase Agreements	74.9%
U.S. Treasury Securities	25.1%
TOTAL		100%

At July 31, 2004, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of		Percentage of Total Investments [2]
1-7 days	63.7%
31-90 days	17.4%
91-180 days	15.8%
181+ days	3.1%
TOTAL		100%

1 See the fund's Prospectus for a more complete description of the principal types of securities in which the fund invests.

2 Percentages are based on total investments, which may differ from total net assets.

3 Effective maturity is determined in accordance with federal regulations governing money market funds.

Portfolio of Investments

July 31, 2004

Principal Amount			Value
		U.S. TREASURY--24.4%
		U.S. Treasury Bills--6.2% [1]
$7,000,000		United States Treasury Bills, 0.980%, 9/16/2004	$6,991,234
10,500,000		United States Treasury Bills, 0.995%, 10/7/2004	10,480,556
6,500,000		United States Treasury Bills, 1.070%, 10/21/2004	6,484,351
10,000,000		United States Treasury Bills, 1.545%, 12/23/2004	9,938,200
10,500,000		United States Treasury Bills, 1.565%, 12/23/2004	10,434,270
6,000,000		United States Treasury Bills, 1.735%, 1/27/2005	5,948,239
3,000,000		United States Treasury Bills, 1.740%, 1/27/2005	2,974,045
		TOTAL	53,250,895
		U.S. TREASURY NOTES--18.2%
25,500,000		United States Treasury Notes, 1.625%, 1/31/2005 - 4/30/2005	25,540,930
28,000,000		United States Treasury Notes, 1.875%, 9/30/2004	28,036,135
45,250,000		United States Treasury Notes, 2.000%, 11/30/2004	45,364,927
56,500,000		United States Treasury Notes, 5.875%, 11/15/2004	57,262,322
		TOTAL	156,204,314
		TOTAL U.S. TREASURY	209,455,209
		REPURCHASE AGREEMENTS--73.1%
42,000,000	[2]	Interest in $750,000,000 joint repurchase agreement with Banc of America Securities LLC, 1.330%, dated 7/15/2004 to be repurchased at $42,071,377 on 8/31/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2022, collateral market value $765,001,151	42,000,000
91,903,000		Interest in $1,725,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.340%, dated 7/30/2004 to be repurchased at $91,913,263 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,759,696,640	91,903,000
150,000,000		Interest in $750,000,000 joint repurchase agreement with Bear Stearns & Co., Inc., 1.340%, dated 7/30/2004 to be repurchased at $150,016,750 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2013, collateral market value $767,624,831	150,000,000
10,000,000		Interest in $100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.230%, dated 7/30/2004 to be repurchased at $10,001,025 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2016, collateral market value $102,011,062	10,000,000
150,000,000		Interest in $1,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.330%, dated 7/30/2004 to be repurchased at $150,016,625 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2014, collateral market value $1,020,113,051	150,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$20,000,000		Interest in $500,000,000 joint repurchase agreement with State Street Bank and Trust Co., 1.270%, dated 7/30/2004 to be repurchased at $20,002,117 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2026, collateral market value $513,429,162	$20,000,000
10,000,000		Interest in $100,000,000 joint repurchase agreement with UBS Securities LLC, 1.240%, dated 7/30/2004 to be repurchased at $10,001,033 on 8/2/2004, collateralized by a U.S. Treasury Obligation maturing 5/15/2007, collateral market value $102,001,573	10,000,000
28,000,000	[2]	Interest in $425,000,000 joint repurchase agreement with UBS Securities LLC, 1.320%, dated 6/17/2004 to be repurchased at $28,092,400 on 9/16/2004, collateralized by U.S. Treasury Obligations with various maturities to 7/15/2012, collateral market value $433,500,044	28,000,000
24,000,000	[2]	Interest in $400,000,000 joint repurchase agreement with UBS Securities LLC, 1.340%, dated 7/13/2004 to be repurchased at $24,054,493 on 9/13/2004, collateralized by a U.S. Treasury Obligation maturing 5/15/2007, collateral market value $408,001,256	24,000,000
100,000,000		Interest in $1,500,000,000 joint repurchase agreement with UBS Securities LLC, 1.340%, dated 7/30/2004 to be repurchased at $100,011,167 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2025, collateral market value $1,530,006,442	100,000,000
		TOTAL REPURCHASE AGREEMENTS	625,903,000
		TOTAL INVESTMENTS--97.5% (AT AMORTIZED COST) [3]	835,358,209
		OTHER ASSETS AND LIABILITIES - NET--2.5%	21,239,805
		TOTAL NET ASSETS--100%	$856,598,014

1 Each issue shows the rate of discount at the time of purchase.

2 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2004

Assets:
Investments in repurchase agreements	$625,903,000
Investments in securities	209,455,209
Total investments in securities, at amortized cost and value		$835,358,209
Cash		2,060,646
Income receivable		1,517,385
Receivable for investments sold		18,000,000
Receivable for shares sold		1,502,764
TOTAL ASSETS		858,439,004
Liabilities:
Payable for shares redeemed	1,349,343
Income distribution payable	258,643
Payable for Directors'/Trustees' fees (Note 5)	416
Payable for shareholder services fee (Note 5)	185,160
Accrued expenses	47,428
TOTAL LIABILITIES		1,840,990
Net assets for 856,593,810 shares outstanding		$856,598,014
Net Assets Consist of:
Paid-in capital		$856,591,821
Undistributed net investment income		6,193
TOTAL NET ASSETS		$856,598,014
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$856,598,014 ÷ 856,593,810 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2004

Investment Income:
Interest			$10,485,777
Expenses:
Investment adviser fee (Note 5)		$5,011,928
Administrative personnel and services fee (Note 5)		787,955
Custodian fees		67,462
Transfer and dividend disbursing agent fees and expenses (Note 5)		323,213
Directors'/Trustees' fees		4,497
Auditing fees		14,868
Legal fees		5,058
Portfolio accounting fees (Note 5)		120,255
Shareholder services fee (Note 5)		2,504,863
Share registration costs		36,048
Printing and postage		23,064
Insurance premiums		13,250
Miscellaneous		17,338
TOTAL EXPENSES		8,929,799
Waivers (Note 5):
Waiver of investment adviser fee	$(2,780,490)
Waiver of administrative personnel and services fee	(27,248)
Waiver of transfer and dividend disbursing agent fees and expenses	(60,077)
Waiver of shareholder services fee	(100,195)
TOTAL WAIVERS		(2,968,010)
Net expenses			5,961,789
Net investment income			4,523,988
Net realized gain on investments			109,489
Change in net assets resulting from operations			$4,633,477

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,523,988	$9,219,663
Net realized gain on investments	109,489	639,248
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,633,477	9,858,911
Distributions to Shareholders:
Distributions from net investment income	(4,592,046)	(9,145,412)
Distributions from net realized gain on investments	(109,489)	(639,248)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,701,535)	(9,784,660)
Share Transactions:
Proceeds from sale of shares	4,963,998,122	5,953,877,521
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs U.S. Treasury Money Market Fund	80,604,353	--
Net asset value of shares issued to shareholders in payment of distributions declared	2,298,718	4,946,798
Cost of shares redeemed	(5,283,758,755)	(6,195,373,043)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(236,857,562)	(236,548,724)
Change in net assets	(236,925,620)	(236,474,473)
Net Assets:
Beginning of period	1,093,523,634	1,329,998,107
End of period (including undistributed net investment income of $6,193 and $74,251, respectively)	$856,598,014	$1,093,523,634

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Automated Government Money Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

On September 26, 2003, the Fund received a tax-free transfer of assets from Riggs U.S. Treasury Money Market Fund as follows:

Shares of the Fund Issued	Net Assets of the Fund Prior to Combination	Riggs U.S. Treasury Money Market Fund Net Assets Received	Net Assets of the Fund Immediately After Combination
80,606,342	$1,052,524,459	$80,604,353	$1,133,128,812

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code ("the Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2004		2003
	Shares	Amount	Shares	Amount
Shares sold	4,963,998,122	$4,963,998,122	5,953,877,521	$5,953,877,521
Shares issued in connection with the tax- free transfer of assets from Riggs U.S. Treasury Money Market Fund	80,606,342	80,604,353	--	--
Shares issued to shareholders in payment of distributions declared	2,298,718	2,298,718	4,946,798	4,946,798
Shares redeemed	(5,283,758,755)	(5,283,758,755)	(6,195,373,043)	(6,195,373,043)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(236,855,573)	$(236,857,562)	(236,548,724)	$(236,548,724)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2004 and 2003 was as follows:

	2004	2003
Ordinary income [1]	$4,701,535	$9,784,660

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$264,836

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended July 31, 2004, the fees paid to FAS and FServ were $551,955 and $208,752 respectively, after voluntary waiver, if applicable.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $238,569, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $51,054, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF AUTOMATED GOVERNMENT MONEY TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Automated Government Money Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust) as of July 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Automated Government Money Trust, a portfolio of Money Market Obligations Trust, as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products"; select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Automated Government Money Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N815

28845 (9/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Master Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,				Period Ended		Year Ended
	2004	2003	2002	2001	7/31/2000	[1]	11/30/1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.007	0.011	0.022	0.054	0.038		0.048
Less Distributions:
Distributions from net investment income	(0.007)	(0.011)	(0.022)	(0.054)	(0.038)		(0.048)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [2]	0.71%	1.12%	2.23%	5.55%	3.90%		4.86%

Ratios to Average Net Assets:
Expenses	0.46%	0.46%	0.46%	0.46%	0.46	% [3]	0.45%
Net investment income	0.71%	1.15%	2.27%	5.42%	5.76	% [3]	4.73%
Supplemental Data:
Net assets, end of period (000 omitted)	$148,324	$180,849	$289,339	$389,906	$414,559		$358,670

1 The Fund changed its fiscal year end from November 30 to July 31.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended July 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2004	Ending Account Value 7/31/2004	Expenses Paid During Period [1]
Actual:
Fund	$1,000	$1,003.60	$2.29
Hypothetical (assuming a 5% return before expenses):
Fund	$1,000	$1,022.71	$2.31

1 Expenses are equal to the Federated Master Trust annualized expense ratios of 0.46%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
Commercial Paper & Notes	43.1%
Variable Rate Instruments	39.6%
Repurchase Agreements	6.3%
Bank Instruments	11.0%
TOTAL		100%

At July 31, 2004, the fund's credit quality ratings 3 composition was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	73.0%	P1	100%
A-1	25.9%	P2	0.0%
A-2	1.1%
TOTAL	100%	TOTAL	100%

At July 31, 2004, the fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of			Percentage of Total Investments [2]
1-7 days	39.8%	[5]
8-30 days	26.2%
31-90 days	22.2%
91-180 days	4.7%
181+ days	7.1%
TOTAL			100%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable-rate instrument is any security which has an interest rate that resets periodically. See the fund's prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Percentages are based on total investments, which may differ from total net assets.

3 The table depicts the short-term credit quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moodys Investors Service, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). Rated securities include a security issued by an issuer, obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings rate the risk that a security will default in payment and do not address other risks presented by the security.

4 Effective maturity is determined in accordance with Federal regulations governing money market funds.

5 At July 31, 2004, overnight securities comprised 6.3% of the fund's total investments.

Portfolio of Investments

July 31, 2004

Principal Amount		Value
	ASSET-BACKED SECURITIES--1.9%
	Finance - Automotive--0.8%
$25,819	DaimlerChrysler Auto Trust 2003-B, Class A1, 1.140%, 12/8/2004	$25,819
616,795	Ford Credit Auto Owner Trust 2004-A, Class A1, 1.240%, 2/15/2005	616,795
520,000	USAA Auto Owner Trust 2004-2, Class A1, 1.660%, 7/15/2005	520,000
	TOTAL	1,162,614
	Finance - Equipment--1.1%
1,609,716	CIT Equipment Collateral 2004-EF1, Class A1, 1.630%, 7/15/2005	1,609,716
	TOTAL ASSET-BACKED SECURITIES	2,772,330
	BANK NOTES--0.7%
	Banking--0.7%
1,000,000	U.S. Bank N.A., Cincinnati, 1.200%, 12/30/2004	1,000,000
	CERTIFICATES OF DEPOSIT--11.0%
	Banking--11.0%
2,200,000	Credit Suisse First Boston, 1.325% - 1.400%, 9/7/2004 - 9/14/2004	2,200,000
3,000,000	Deutsche Bank AG, 1.250%, 12/29/2004	3,000,450
1,000,000	Fifth Third Bank, Cincinnati, 1.225%, 3/18/2005	999,937
1,500,000	HBOS Treasury Services PLC, 1.180%, 9/27/2004	1,500,006
5,000,000	Mercantile Safe Deposit & Trust Co., Baltimore, 1.180%, 8/3/2004	5,000,000
2,000,000	Regions Bank, Alabama, 1.160%, 10/15/2004	2,000,000
1,700,000	Royal Bank of Scotland PLC, Edinburgh, 1.400%, 2/8/2005	1,699,911
	TOTAL CERTIFICATES OF DEPOSIT	16,400,304
	COLLATERALIZED LOAN AGREEMENTS--8.1%
	Banking--1.4%
2,000,000	Deutsche Bank Securities, Inc., 1.230%, 8/2/2004	2,000,000
	Brokerage--6.7%
5,000,000	Goldman Sachs Group, Inc., 1.462%, 8/2/2004	5,000,000
5,000,000	Merrill Lynch & Co., Inc., 1.462%, 8/2/2004	5,000,000
	TOTAL	10,000,000
	TOTAL COLLATERALIZED LOAN AGREEMENTS	12,000,000
Principal Amount		Value
	COMMERCIAL PAPER--28.4% [1]
	Banking--11.2%
$1,000,000	Bank of Ireland, 1.280%, 10/28/2004	$996,871
3,000,000	DePfa Bank PLC, 1.080% - 1.150%, 10/15/2004 - 10/20/2004	2,992,945
2,000,000	KBC Financial Products International Ltd., (Guaranteed by KBC Bank N.V.), 1.790%, 11/16/2004	1,989,359
4,684,000	Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.530% - 1.540%, 10/12/2004	4,669,593
4,000,000	Wells Fargo & Co., 1.310%, 8/10/2004	3,998,690
2,000,000	Westpac Trust Securities NZ Ltd., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.165%, 9/21/2004	1,996,699
	TOTAL	16,644,157
	Finance - Automotive--6.1%
8,000,000	FCAR Auto Loan Trust, (A1+/P1 Series), 1.110% - 1.180%, 8/16/2004 - 9/24/2004	7,994,304
1,000,000	New Center Asset Trust, (A1/P1 Series), 1.490%, 9/13/2004	998,220
	TOTAL	8,992,524
	Finance - Commercial--0.7%
1,000,000	Amsterdam Funding Corp., 1.060%, 8/23/2004	999,352
	Finance - Retail--5.0%
3,500,000	PREFCO-Preferred Receivables Funding Co., 1.080% - 1.400%, 9/13/2004	3,494,912
4,000,000	Sheffield Receivables Corp., 1.390%, 8/23/2004	3,996,602
	TOTAL	7,491,514
	Finance - Securities--5.4%
5,000,000	Grampian Funding LLC, 1.060% - 1.070%, 9/7/2004 - 9/13/2004	4,994,176
3,000,000	Perry Global Funding LLC (Series A), 1.070% - 1.120%, 8/12/2004 - 9/2/2004	2,997,756
	TOTAL	7,991,932
	TOTAL COMMERCIAL PAPER	42,119,479
	CORPORATE NOTES--0.7%
	Finance - Securities--0.7%
1,000,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.310%, 2/28/2005	999,943
	GOVERNMENT AGENCIES--3.4%
	Government Agency--3.4%
4,000,000	Federal Home Loan Bank System, 1.300% - 4.125%, 1/14/2005 - 4/27/2005	4,013,296
1,000,000	Federal National Mortgage Association, 1.360%, 2/15/2005	1,000,000
	TOTAL GOVERNMENT AGENCIES	5,013,296
Principal Amount		Value
	NOTES - VARIABLE--39.5% [2]
	Banking--11.2%
$1,500,000	Abbey National Treasury Services PLC, Euro Medium Term Note, 1.240%, 8/16/2004	$1,500,029
1,675,000	Covered Bridge Development Co. LLC, Series 2004, (Compass Bank, Birmingham LOC), 1.630%, 8/5/2004	1,675,000
530,000	Dave White Chevrolet, Inc., (Series 1996), (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	530,000
1,000,000	Dexia Bank, Belgium, 1.294%, 8/2/2004	999,830
5,000,000	HBOS Treasury Services PLC, 1.140% - 1.579%, 8/20/2004 - 9/24/2004	5,000,000
2,000,000	Royal Bank of Scotland PLC, Edinburgh, 1.280%, 8/9/2004	1,999,484
2,200,000	Taxable Floating Rate Notes, (Series 2002-H2), Becker, MN PCR, (Bank of New York Swap Agreement), 1.600%, 8/4/2004	2,200,000
2,500,000	Wells Fargo & Co., 1.389% - 1.450%, 8/2/2004 - 8/16/2004	2,500,000
275,000	White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 1.730%, 8/5/2004	275,000
	TOTAL	16,679,343
	Brokerage--3.4%
2,000,000	Merrill Lynch & Co., Inc., 1.513%, 8/11/2004	2,000,000
3,000,000	Morgan Stanley, 1.425%, 8/2/2004	3,000,000
	TOTAL	5,000,000
	Finance - Commercial--2.0%
3,000,000	GE Capital Assurance Co., (Guaranteed by General Electric Capital Corp.), 1.285%, 8/9/2004	3,000,000
	Finance - Retail--5.0%
7,400,000	Paradigm Funding LLC, 1.310% - 1.386%, 8/2/2004 - 8/23/2004	7,400,000
	Finance - Securities--5.0%
6,400,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.305% - 1.435%, 8/2/2004 - 8/30/2004	6,399,527
1,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.330%, 8/16/2004	999,840
	TOTAL	7,399,367
	Government Agency--6.9%
10,195,000	Direct One Funding Corp., (Series 2000), (Sexton Properties), (Federal National Mortgage Association LOC), 1.550%, 8/5/2004	10,195,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Insurance--6.0%
$1,000,000	AEGON N.V., 1.440%, 8/13/2004	$1,001,425
5,000,000	Monumental Life Insurance Co., 1.760%, 8/2/2004	5,000,000
1,000,000	Pacific Life Global Funding, 1.352%, 8/4/2004	1,000,080
2,000,000	Travelers Insurance Co., 1.460%, 9/3/2004	2,000,000
	TOTAL	9,001,505
	TOTAL NOTES - VARIABLE	58,675,215
	REPURCHASE AGREEMENT--6.2%
9,260,000	Interest in $1,500,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.380%, dated 7/30/2004, to be repurchased at $9,261,065 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2034, collateral market value $1,534,601,298	9,260,000
	TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [3]	148,240,567
	OTHER ASSETS AND LIABILITIES - NET--0.1%	83,854
	TOTAL NET ASSETS--100%	$148,324,421

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:

LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2004

Assets:
Total investments in securities, at amortized cost and value		$148,240,567
Cash		363
Income receivable		176,500
Receivable for shares sold		1,550
TOTAL ASSETS		148,418,980
Liabilities:
Payable for shares redeemed	$825
Income distribution payable	74,099
Payable for shareholder services fee (Note 5)	6,250
Payable for portfolio accounting fees	4,218
Payable for custodian fees	4,702
Accrued expenses	4,465
TOTAL LIABILITIES		94,559
Net assets for 148,323,024 shares outstanding		$148,324,421
Net Assets Consist of:
Paid-in capital		$148,323,024
Undistributed net investment income		1,397
TOTAL NET ASSETS		$148,324,421
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$148,324,421 ÷ 148,323,024 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2004

Investment Income:
Interest			$1,956,319
Expenses:
Investment adviser fee (Note 5)		$669,404
Administrative personnel and services fee (Note 5)		145,142
Custodian fees		32,591
Transfer and dividend disbursing agent fees and expenses (Note 5)		68,796
Directors'/Trustees' fees		1,316
Auditing fees		13,697
Legal fees		5,685
Portfolio accounting fees (Note 5)		45,573
Shareholder services fee (Note 5)		418,377
Share registration costs		16,609
Printing and postage		4,075
Insurance premiums		8,287
Miscellaneous		687
TOTAL EXPENSES		1,430,239
Waivers (Note 5):
Waiver of investment adviser fee	$(293,916)
Waiver of administrative personnel and services fee	(17,480)
Waiver of transfer and dividend disbursing agent fees and expenses	(14,453)
Waiver of shareholder services fee	(334,702)
TOTAL WAIVERS		(660,551)
Net expenses			769,688
Net investment income			$1,186,631

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,186,631	$2,645,724
Distributions to Shareholders:
Distributions from net investment income	(1,184,676)	(2,646,282)
Share Transactions:
Proceeds from sale of shares	531,071,608	581,121,465
Net asset value of shares issued to shareholders in payment of distributions declared	495,965	1,168,547
Cost of shares redeemed	(564,094,084)	(690,779,096)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(32,526,511)	(108,489,084)
Change in net assets	(32,524,556)	(108,489,642)
Net Assets:
Beginning of period	180,848,977	289,338,619
End of period (including undistributed (distributions in excess of) net investment income of $1,397 and $(558), respectively)	$148,324,421	$180,848,977

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Federated Master Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2004	2003
Shares sold	531,071,608	581,121,465
Shares issued to shareholders in payment of distributions declared	495,965	1,168,547
Shares redeemed	(564,094,084)	(690,779,096)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(32,526,511)	(108,489,084)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2004 and 2003 was as follows:

	2004	2003
Ordinary income [1]	$1,184,676	$2,646,282

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$75,496

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with Administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended July 31, 2004 the fees paid to FAS and FServ were $94,816 and $32,846, respectively, after voluntary waiver, if applicable.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $57,948, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $19,177, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED MASTER TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Master Trust (the "Fund") (a portfolio of the Money Market Obligations Trust) as of July 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, the eight months ended July 31, 2000 and the year ended November 30,1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 17, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products"; select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Master Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N740

28846 (9/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term U.S. Government Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,			Period Ended		Year Ended December 31,
	2004	2003	2002	7/31/2001	[1]	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.010	0.020	0.027		0.059	0.047
Less Distributions:
Distributions from net investment income	(0.006)	(0.010)	(0.020)	(0.027)		(0.059)	(0.047)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.65%	1.04%	1.97%	2.71%		6.03%	4.77%

Ratios to Average Net Assets:
Expenses	0.46%	0.46%	0.46%	0.46	% [3]	0.46%	0.46%
Net investment income	0.64%	1.03%	1.95%	4.62	% [3]	5.87%	4.64%
Expense waiver/reimbursement [4]	0.40%	0.38%	0.36%	0.33	% [3]	0.34%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$128,039	$220,547	$212,948	$241,676		$285,259	$289,123

1 The Fund changed its fiscal year end from December 31 to July 31.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended July 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2004	Ending Account Value 7/31/2004	Expenses Paid During Period [1]
Actual:
Fund	$1,000	$1,003.30	$2.29
Hypothetical (assuming a 5% return before expenses):
Fund	$1,000	$1,022.71	$2.31

1 Expenses are equal to the Federated Short-Term U.S. Government Trust's annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
U.S. Government Agency Securities	58.7%
Repurchase Agreements	41.3%
TOTAL		100%

At July 31, 2004, the fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of		Percentage of Total Investments [2]
1-7 days	41.3%
8-30 days	23.4%
31-90 days	18.3%
91-180 days	11.5%
181+ days	5.5%
TOTAL		100%

1 See the fund's Prospectus for a more complete description of the principal types of securities in which the fund invests.

2 Percentages are based on total investments, which may differ from total net assets.

3 Effective maturity is determined in accordance with Federal regulations governing money market funds.

Portfolio of Investments

July 31, 2004

Principal Amount			Value
		GOVERNMENT AGENCIES--58.7%
$1,000,000	[1]	Federal Farm Credit System Floating Rate Note, 1.241%, 8/4/2004	$999,930
7,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.243% - 1.448%, 8/11/2004 - 10/7/2004	6,999,053
3,000,000		Federal Home Loan Bank System Notes, 1.300% - 1.500%, 4/1/2005 - 5/4/2005	3,000,000
5,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 1.110% - 1.731%, 8/18/2004 - 1/24/2005	4,982,999
6,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.135% - 1.365%, 8/7/2004 - 9/9/2004	6,000,000
3,250,000		Federal Home Loan Mortgage Corp. Notes, 3.250% - 3.875%, 11/15/2004 - 2/15/2005	3,270,844
11,000,000	[2]	Federal National Mortgage Association Discount Notes, 1.120% - 1.875%, 10/1/2004 - 1/26/2005	10,940,686
35,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 1.100% - 1.562%, 8/2/2004 - 10/28/2004	35,489,006
3,500,000		Federal National Mortgage Association Notes, 1.270% - 1.810%, 2/15/2005 - 5/27/2005	3,500,000
		TOTAL GOVERNMENT AGENCIES	75,182,518
		REPURCHASE AGREEMENTS--41.4%
5,990,000		Interest in $1,725,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.340%, dated 7/30/2004 to be repurchased at $5,990,669 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,759,696,640	5,990,000
2,000,000	[3]	Interest in $300,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.200%, dated 6/9/2004 to be repurchased at $2,004,000 on 8/9/2004, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2034, collateral market value $306,004,134	2,000,000
3,000,000	[3]	Interest in $450,000,000 joint repurchased agreement with Deutsche Bank Securities, Inc., 1.100%, dated 5/4/2004 to be repurchased at $3,008,433 on 8/4/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2034, collateral market value $462,154,867	3,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$4,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.290%, dated 7/12/2004 to be repurchased at $4,004,013 on 8/10/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2034, collateral market value $512,808,464	$4,000,000
20,000,000		Interest in $1,100,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.380%, dated 7/30/2004 to be repurchased at $20,002,300 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/20/2034, collateral market value $1,124,469,096	20,000,000
13,000,000		Interest in $700,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.380%, dated 7/30/2004 to be repurchased at $13,001,495 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 6/15/2034, collateral market value $723,841,019	13,000,000
5,000,000	[3]	Interest in $400,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.280%, dated 7/2/2004 to be repurchased at $5,005,333 on 8/5/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2034, collateral market value $408,803,928	5,000,000
		TOTAL REPURCHASE AGREEMENTS	52,990,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [4]	128,172,518
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(133,823)
		TOTAL NET ASSETS--100%	$128,038,695

1 Floating rate note with current rate and next reset date shown.

2 Each issue shows the rate of discount at the time of purchase.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2004

Assets:
Investments in securities	$75,182,518
Investments in repurchase agreements	52,990,000
Total investments in securities, at amortized cost and value		$128,172,518
Income receivable		131,320
Receivable for shares sold		63,093
TOTAL ASSETS		128,366,931
Liabilities:
Payable for shares redeemed	248,331
Income distribution payable	53,355
Payable to bank	4,139
Payable for portfolio accounting fees	3,756
Payable for shareholder services fee (Note 5)	5,981
Accrued expenses	12,674
TOTAL LIABILITIES		328,236
Net assets for 128,038,776 shares outstanding		$128,038,695
Net Assets Consist of:
Paid-in capital		$128,038,776
Distributions in excess of net investment income		(81)
TOTAL NET ASSETS		$128,038,695
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$128,038,695 ÷ 128,038,776 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2004

Investment Income:
Interest			$1,870,618
Expenses:
Investment adviser fee (Note 5)		$675,479
Administrative personnel and services fee (Note 5)		150,512
Custodian fees		30,707
Transfer and dividend disbursing agent fees and expenses (Note 5)		91,170
Directors'/Trustees' fees		1,332
Auditing fees		13,846
Legal fees		6,521
Portfolio accounting fees (Note 5)		46,279
Shareholder services fee (Note 5)		422,175
Share registration costs		15,893
Printing and postage		5,029
Insurance premiums		8,400
Miscellaneous		791
TOTAL EXPENSES		1,468,134
Waivers (Note 5):
Waiver of investment adviser fee	$(313,951)
Waiver of administrative personnel and services fee	(22,341)
Waiver of transfer and dividend disbursing agent fees and expenses	(9,026)
Waiver of shareholder services fee	(337,740)
TOTAL WAIVERS		(683,058)
Net expenses			785,076
Net investment income			$1,085,542

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,085,542	$2,301,366
Distributions to Shareholders:
Distributions from net investment income	(1,084,534)	(2,302,455)
Share Transactions:
Proceeds from sale of shares	474,499,458	553,747,774
Net asset value of shares issued to shareholders in payment of distributions declared	474,612	855,502
Cost of shares redeemed	(567,483,559)	(547,002,671)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(92,509,489)	7,600,605
Change in net assets	(92,508,481)	7,599,516
Net Assets:
Beginning of period	220,547,176	212,947,660
End of period including distributions in excess of net investment income of $(81) and $(1,089), respectively	$128,038,695	$220,547,176

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of the Federated Short-Term U.S. Government Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide high income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code"), and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2004	2003
Shares sold	474,499,458	553,747,774
Shares issued to shareholders in payment of distributions declared	474,612	855,502
Shares redeemed	(567,483,559)	(547,002,671)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(92,509,489)	7,600,605

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2004 and 2003, was as follows:

	2004	2003
Ordinary income [1]	$1,084,534	$2,302,455

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$53,274

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended July 31, 2004, the fees paid to FAS and FServ were $89,955 and $38,216, respectively, after voluntary waiver, if applicable.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $96,238, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $21,891, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Short-Term U.S. Government Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), as of July 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term U.S. Government Trust, a portfolio of Money Market Obligations Trust, as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt fixed income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products"; select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Short-Term U.S. Government Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N765

28726 (9/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Liberty U.S. Government Money Market Trust

Established 1980

A Portfolio of Money Market Obligations Trust

25TH ANNUAL SHAREHOLDER REPORT

July 31, 2004

Class A Shares
Class B Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,			Period Ended		Year Ended March 31,
	2004	2003	2002	7/31/2001 [1]		2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.006	0.015	0.012		0.054	0.043
Less Distributions:
Distributions from net investment income	(0.002)	(0.006)	(0.015)	(0.012)		(0.054)	(0.043)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.19%	0.57%	1.47%	1.21%		5.55%	4.43%

Ratios to Average Net Assets:
Expenses	0.92%	0.93%	0.96%	0.89	% [3]	0.95%	1.02%
Net investment income	0.20%	0.58%	1.46%	3.59	% [3]	5.41%	4.33%
Expense waiver/reimbursement [4]	0.28%	0.19%	0.15%	0.15	% [3]	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$323,777	$443,485	$532,987	$525,484		$614,276	$609,340

1 The fund changed its fiscal year end from March 31 to July 31.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,			Period Ended		Year Ended March 31,
	2004	2003	2002	7/31/2001 [1]		2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0001	0.001	0.006	0.009		0.045	0.034
Less Distributions:
Distributions from net investment income	(0.0001)	(0.001)	(0.006)	(0.009)		(0.045)	(0.034)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.01%	0.05%	0.57%	0.90%		4.60%	3.50%

Ratios to Average Net Assets:
Expenses	1.10%	1.46%	1.86%	1.79	% [3]	1.85%	1.92%
Net investment income	0.02%	0.05%	0.53%	2.69	% [3]	4.51%	3.52%
Expense waiver/reimbursement [4]	0.85%	0.41%	--	--		--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$101,443	$122,807	$153,901	$89,739		$107,553	$83,428

1 The fund changed its fiscal year end from March 31 to July 31.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur transaction costs, including redemption/ exchange fees and ongoing costs, including management fees, distribution (12b-1) fees, shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended July 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 2/1/2004	Ending Account Value 7/31/2004	Expenses Paid During Period [1]
Actual:
Class A	$1,000	$1,001.10	$4.53
Class B	$1,000	$1,000.05	$5.52
Hypothetical (assuming a 5% return before expenses):
Class A	$1,000	$1,020.47	$4.57
Class B	$1,000	$1,019.48	$5.57

1 Expenses are equal to the Liberty U.S. Government Money Market Trust's Class A Shares and Class B Shares annualized expense ratios of 0.91% and 1.11%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
U.S. Government Agency Securities	53.2%
Repurchase Agreements	46.8%
TOTAL		100%

At July 31, 2004, the fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of		Percentage of Total Investments [2]
1-7 days	45.5%
8-30 days	20.9%
31-90 days	16.6%
91-180 days	11.4%
181+ days	5.6%
TOTAL		100%

1 See the fund's Prospectus for a more complete description of the principal types of securities in which the fund invests.

2 Percentages are based on total investments, which may differ from total net assets.

3 Effective maturity is determined in accordance with Federal regulations governing money market funds.

Portfolio of Investments

July 31, 2004

Principal Amount			Value
		GOVERNMENT AGENCIES--54.2%
$24,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.243% - 1.448%, 8/11/2004 - 10/7/2004	$23,996,605
20,175,000		Federal Home Loan Bank System Notes, 1.300% - 4.125%, 11/15/2004 - 5/4/2005	20,227,697
9,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 1.110% - 1.731%, 10/19/2004 - 1/24/2005	8,949,830
16,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.135% - 1.365%, 8/7/2004 - 9/9/2004	16,500,000
5,359,000		Federal Home Loan Mortgage Corp. Notes, 3.250% - 3.875%, 11/15/2004 - 2/15/2005	5,394,870
33,500,000	[2]	Federal National Mortgage Association Discount Notes, 1.120% - 1.875%, 10/1/2004 - 1/26/2005	33,326,709
111,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 1.100% - 1.634%, 8/2/2004 - 10/28/2004	110,953,053
11,000,000		Federal National Mortgage Association Notes, 1.270% - 1.850%, 12/8/2004 - 6/3/2005	11,000,012
		TOTAL GOVERNMENT AGENCIES	230,348,776
		REPURCHASE AGREEMENTS--47.7%
19,934,000		Interest in $1,725,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.340%, dated 7/30/2004 to be repurchased at $19,936,226 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,759,696,640	19,934,000
6,000,000	[3]	Interest in $300,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.200%, dated 6/9/2004 to be repurchased at $6,012,000 on 8/9/2004, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2034, collateral market value $306,004,134	6,000,000
13,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.290%, dated 7/12/2004 to be repurchased at $13,013,043 on 8/10/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2034, collateral market value $512,808,464	13,000,000
10,000,000	[3]	Interest in $450,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.100%, dated 5/4/2004 to be repurchased at $10,028,111 on 8/4/2004, collateralized by U.S. Government Agency Obligations with various maturities on 7/1/2034, collateral market value $462,154,867	10,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$5,000,000	[3]	Interest in $250,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.290%, dated 7/7/2004 to be repurchased at $5,005,913 on 8/10/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2034, collateral market value $256,719,432	$5,000,000
70,000,000		Interest in $1,100,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.380%, dated 7/30/2004 to be repurchased at $70,008,050 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/20/2034, collateral market value $1,124,469,096	70,000,000
69,000,000		Interest in $700,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.380%, dated 7/30/2004 to be repurchased at $69,007,935 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 6/15/2034, collateral market value $723,841,019	69,000,000
10,000,000	[3]	Interest in $400,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.280%, dated 7/2/2004 to be repurchased at $10,010,667 on 8/5/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2034, collateral market value $408,803,928	10,000,000
		TOTAL REPURCHASE AGREEMENTS	202,934,000
		TOTAL INVESTMENTS--101.9% (AT AMORTIZED COST) [4]	433,282,776
		OTHER ASSETS AND LIABILITIES - NET--(1.9)%	(8,062,435)
		TOTAL NET ASSETS--100%	$425,220,341

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2004

Assets:
Investments in securities	$230,348,776
Investments in repurchase agreements	202,934,000
Total investments in securities, at amortized cost and value		$433,282,776
Cash		10,845
Income receivable		451,757
Receivable for shares sold		332,664
TOTAL ASSETS		434,078,042
Liabilities:
Payable for investments purchased	7,991,774
Payable for shares redeemed	609,893
Income distribution payable	7,713
Payable for distribution services fee (Note 5)	41,930
Payable for shareholder services fee (Note 5)	27,809
Accrued expenses	178,582
TOTAL LIABILITIES		8,857,701
Net assets for 425,231,567 shares outstanding		$425,220,341
Net Assets Consist of:
Paid-in capital		$425,176,638
Undistributed net investment income		43,703
TOTAL NET ASSETS		$425,220,341
Net Asset Value and Offering Price Per Share
Class A Shares:
$323,777,271 ÷ 323,800,140 shares outstanding, no par value, unlimited shares authorized		$1.00
Class B Shares:
$101,443,070 ÷ 101,431,427 shares outstanding, no par value, unlimited shares authorized		$1.00
Redemptions Proceeds Per Share:
Class A Shares		$1.00
Class B Shares (94.50/100 of $1.00) [1]		$0.95

1 Under certain limited conditions, a "Contingent Deferred Sales Charge" of up to 5.50% may be imposed. See "Sales Charge When You Redeem" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2004

Investment Income:
Interest			$5,261,006
Expenses:
Investment adviser fee (Note 5)		$2,355,559
Administrative personnel and services fee (Note 5)		370,665
Custodian fees		51,235
Transfer and dividend disbursing agent fees and expenses (Note 5)		1,410,533
Directors'/Trustees' fees		3,991
Auditing fees		14,070
Legal fees		6,254
Portfolio accounting fees (Note 5)		102,326
Distribution services fee--Class B Shares (Note 5)		812,508
Shareholder services fee--Class A Shares (Note 5)		908,145
Shareholder services fee--Class B Shares (Note 5)		270,836
Share registration costs		65,872
Printing and postage		82,850
Insurance premiums		10,343
Miscellaneous		3,068
TOTAL EXPENSES		6,468,255
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(573,497)
Waiver of administrative personnel and services fee	(12,664)
Waiver of transfer and dividend disbursing agent fees and expenses	(439)
Reimbursement of distribution services fee--Class B Shares	(509,084)
Waiver of shareholder services fee--Class A Shares	(544,899)
Reimbursement of shareholder services fee--Class B Shares	(270,836)
Reimbursement of operating expenses	(41,721)
TOTAL WAIVERS AND REIMBURSEMENT		(1,953,140)
Net expenses			4,515,115
Net investment income			$745,891

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$745,891	$3,014,064
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(687,709)	(2,950,649)
Class B Shares	(9,250)	(68,992)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(696,959)	(3,019,641)
Share Transactions:
Proceeds from sale of shares	355,172,616	2,030,710,031
Net asset value of shares issued to shareholders in payment of distributions declared	640,712	2,647,211
Cost of shares redeemed	(496,934,702)	(2,153,946,422)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(141,121,374)	(120,589,180)
Change in net assets	(141,072,442)	(120,594,757)
Net Assets:
Beginning of period	566,292,783	686,887,540
End of period (including undistributed (distributions in excess of) net investment income of $43,703 and $(5,229), respectively)	$425,220,341	$566,292,783

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Liberty U.S. Government Money Market Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class B Shares. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code"), and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	259,598,228	$259,598,228	1,901,915,381	$1,901,860,800
Shares issued to shareholders in payment of distributions declared	633,668	633,668	2,589,014	2,589,014
Shares redeemed	(379,976,075)	(379,976,075)	(1,993,946,659)	(1,993,946,659)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(119,744,179)	$(119,744,179)	(89,442,264)	$(89,496,845)

Year Ended July 31	2004		2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	95,574,388	$95,574,388	128,849,231	$128,849,231
Shares issued to shareholders in payment of distributions declared	7,044	7,044	58,197	58,197
Shares redeemed	(116,958,627)	(116,958,627)	(159,999,763)	(159,999,763)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(21,377,195)	$(21,377,195)	(31,092,335)	$(31,092,335)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(141,121,374)	$(141,121,374)	(120,534,599)	$(120,589,180)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2004 and 2003, was as follows:

	2004	2003
Ordinary income [1]	$696,959	$3,019,641

1 For tax purposes short-term capital gain distributions are considered as ordinary income distributions.

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$51,417

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on the average daily net assets of the Fund as follows: 0.50% on the first $500 million, 0.475% on the second $500 million, 0.45% on the third $500 million, 0.425% on the fourth $500 million, and 0.40% over $2 billion. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended July 31, 2004, the fees paid to FAS and FServ were $256,306 and $101,695, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to reimburse any portion of its fee. FSC can modify or terminate this voluntary reimbursement at any time at its sole discretion.

Sales Charges

For the fiscal year ended July 31, 2004, FSC retained $7,734 of contingent deferred sales charges relating to redemptions of the Fund's Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive and/or reimburse any portion of its fee. FSSC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $1,358,539, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $44,708, after voluntary waiver, if applicable.

Reimbursement of Operating Expenses

Federated has performed an internal review of past mutual fund trading practices utilizing external legal and financial experts to assess the impact of these issues under the direction of the Independent Trustees of the Fund and in concert with a special investigative committee of Federated's Board. As a result of this review, the Fund's Adviser made a contribution to the Fund of $41,721 for receipt of fees received by Federated from assets invested as a result of frequent trading arrangements including interest on the foregoing amount.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Liberty U.S. Government Money Market Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), as of July 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liberty U.S. Government Money Market Trust, a portfolio of Money Market Obligations Trust, as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations : Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving:	Susan R. Hill has been the Fund's Portfolio Manager since July 1993. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products"; select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Liberty U.S. Government Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N732
Cusip 60934N724

8042603 (9/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Liquid Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,			Period Ended		Year Ended March 31,
	2004	2003	2002	7/31/2001	[1]	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.012	0.020	0.014		0.061	0.051
Less Distributions:
Distributions from net investment income	(0.009)	(0.012)	(0.020)	(0.014)		(0.061)	(0.051)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.91%	1.25%	2.04%	1.38%		6.30%	5.25%

Ratios to Average Net Assets:
Expenses	0.16%	0.16%	0.16%	0.16	% [3]	0.16%	0.16%
Net investment income	0.90%	1.24%	2.13%	4.12	% [3]	6.16%	5.11%
Expense waiver/reimbursement [4]	0.30%	0.30%	0.30%	0.30	% [3]	0.30%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$93,831	$228,140	$242,443	$466,209		$403,579	$225,250

1 The Fund changed its fiscal year end from March 31 to July 31.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended July 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2004	Ending Account Value 7/31/2004	Expenses Paid During Period [1]
Actual:
Fund	$1,000	$1,004.60	$0.80
Hypothetical (assuming a 5% return before expenses):
Fund	$1,000	$1,024.20	$0.81

1 Expenses are equal to the Liquid Cash Trust's annualized expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
Repurchase Agreements	100.0%
TOTAL		100%

At July 31, 2004, the fund's effective maturity schedule 3 was as follows:

Securities With an Effective Maturity of		Percentage of Total Investments [2]
1-7 days	100.0%
TOTAL		100%

1 See the fund's Prospectus for a more complete description of the principal types of securites in which the fund invests.

2 Percentages are based on total investments, which may differ from total net assets.

3 Effective maturity is determined in accordance with Federal regulations governing money market funds.

Portfolio of Investments

July 31, 2004

Principal Amount		Value
	REPURCHASE AGREEMENTS--100.0%
$13,846,000	Interest in $1,725,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.340%, dated 7/30/2004 to be repurchased at $13,847,546 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,759,696,640	$13,846,000
18,000,000	Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.380%, dated 7/30/2004 to be repurchased at $18,002,070 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2034, collateral market value $1,027,747,966	18,000,000
18,000,000	Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.380%, dated 7/30/2004 to be repurchased at $18,002,070 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/25/2034, collateral market value $515,000,343	18,000,000
12,000,000	Interest in $1,100,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.380%, dated 7/30/2004 to be repurchased at $12,001,380 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/20/2034, collateral market value $1,124,469,096	12,000,000
18,000,000	Interest in $700,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.380%, dated 7/30/2004 to be repurchased at $18,002,070 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 6/15/2034, collateral market value $723,841,019	18,000,000
14,000,000	Interest in $500,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.380%, dated 7/30/2004 to be repurchased at $14,001,610 on 8/2/2004, collateralized by U.S. Government Agency and Treasury Obligations with various maturities to 11/15/2021, collateral market value $510,004,843	14,000,000
	TOTAL INVESTMENTS--100% (AT AMORTIZED COST) [1]	93,846,000
	OTHER ASSETS AND LIABILITIES - NET--(0.0)%	(15,306)
	TOTAL NET ASSETS--100%	$93,830,694

1 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2004

Assets:
Total investments in repurchase agreements, at amortized cost and value		$93,846,000
Cash		10,137
Income receivable		7,164
TOTAL ASSETS		93,863,301
Liabilities:
Income distribution payable	$22,685
Payable for transfer agent and dividend disbursing agent fees and expenses	2,267
Payable for portfolio accounting fees	4,064
Payable for custodian fees	3,421
Accrued expenses	170
TOTAL LIABILITIES		32,607
Net assets for 93,830,723 shares outstanding		$93,830,694
Net Assets Consist of:
Paid-in capital		$93,830,723
Distributions in excess of net investment income		(29)
TOTAL NET ASSETS		$93,830,694
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$93,830,694 ÷ 93,830,723 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2004

Investment Income:
Interest			$1,727,984
Expenses:
Investment adviser fee (Note 5)		$652,882
Administrative personnel and services fee (Note 5)		151,489
Custodian fees		23,378
Transfer and dividend disbursing agent fees and expenses (Note 5)		34,796
Directors'/Trustees' fees		1,008
Auditing fees		13,581
Legal fees		4,767
Portfolio accounting fees (Note 5)		48,574
Share registration costs		16,847
Printing and postage		9,111
Insurance premiums		8,476
Miscellaneous		4,243
TOTAL EXPENSES		969,152
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(652,882)
Waiver of administrative personnel and services fee	(27,637)
Waiver of transfer and dividend disbursing agent fees and expenses	(14,341)
Reimbursement of other operating expenses	(12,615)
TOTAL WAIVERS AND REIMBURSEMENT		(707,475)
Net expenses			261,677
Net investment income			$1,466,307

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,466,307	$2,980,423
Distributions to Shareholders:
Distributions from net investment income	(1,467,148)	(2,979,611)
Share Transactions:
Proceeds from sale of shares	756,054,716	1,306,444,619
Net asset value of shares issued to shareholders in payment of distributions declared	1,008,507	1,830,638
Cost of shares redeemed	(891,371,514)	(1,322,579,445)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(134,308,291)	(14,304,188)
Change in net assets	(134,309,132)	(14,303,376)
Net Assets:
Beginning of period	228,139,826	242,443,202
End of period (including undistributed (distributions in excess of) net investment income of $(29) and $812, respectively)	$93,830,694	$228,139,826

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Liquid Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code"), and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2004	2003
Shares sold	756,054,716	1,306,444,619
Shares issued to shareholders in payment of distributions declared	1,008,507	1,830,638
Shares redeemed	(891,371,514)	(1,322,579,445)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(134,308,291)	(14,304,188)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2004 and 2003, was as follows:

	2004	2003
Ordinary income [1]	$1,467,148	$2,979,611

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$22,656

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses, including the adviser fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, and extraordinary expenses, exceed 0.45% of the average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended July 31, 2004, the fees paid to FAS and FServ were $84,659 and $39,193, respectively, after voluntary waiver, if applicable.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2004, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $18,131, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $22,744, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF LIQUID CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Liquid Cash Trust (the "Fund") (a Portfolio of the Money Market Obligations Trust) as of July 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for the two years in the period then ended, and the financial highlights for each of the three years in the period ended July 31, 2004, the four months ended July 31, 2001, and each of the two years ended March 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Cash Trust as of July 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 17, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations : Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products"; select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Liquid Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N757

28729 (9/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Management

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,			Period Ended		Year Ended December 31,
	2004	2003	2002	7/31/2001	[1]	2000		1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.001	0.004	0.014	0.024		0.053		0.042
Net realized and unrealized gain (loss) on investments	0.000 [2]	0.000 [2]	0.000 [2]	0.000	[2]	(0.000	) [2]	--
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.004	0.014	0.024		0.053		0.042
Less Distributions:
Distributions from net investment income	(0.001)	(0.004)	(0.014)	(0.024)		(0.053)		(0.042)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return [3]	0.06%	0.44%	1.42%	2.45%		5.46%		4.23%

Ratios to Average Net Assets:
Expenses	1.13%	1.22%	1.20%	1.12	% [4]	1.14%		1.12%
Net investment income	0.06%	0.45%	1.42%	4.20	% [4]	5.33%		4.15%
Expense waiver/reimbursement [5]	0.33%	0.10%	0.10%	0.13	% [4]	0.13%		0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$49,683	$57,210	$68,035	$76,752		$83,228		$76,850

1 The Fund has changed its fiscal year from December 31 to July 31.

2 Represents less than $0.001.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended July 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2004	Ending Account Value 7/31/2004	Expenses Paid During Period [1]
Actual:
Fund	$1,000	$1,000.30	$5.72
Hypothetical (assuming a 5% return before expenses):
Fund	$1,000	$1,019.28	$5.77

1 Expenses are equal to the Money Market Management Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
Commercial Paper & Notes	43.9%
Variable Rate Instruments	39.9%
Repurchase Agreements	5.7%
Bank Instruments	10.5%
TOTAL		100%

At July 31, 2004, the fund's credit quality ratings 3 composition was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A1+	53.1%	P1	96.7%
A1	38.6%	P2	3.3%
A2	8.3%
TOTAL	100%		100%

At July 31, 2004, the fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of		Percentage of Total Investments [2]
1-7 days	33.1% [5]
8-30 days	27.1%
31-90 days	29.1%
91-180 days	2.9%
181+ days	7.8%
TOTAL		100%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable-rate instrument is any security which has an interest rate that resets periodically. See the fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Percentages are based on total investments, which may differ from total net assets.

3 The table depicts the short-term credit-quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). Rated securities include a security issued by an issuer, obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit-quality ratings rate the risk that a security will default in payment and do not address other risks presented by the security.

4 Effective maturity is determined in accordance with Federal regulations governing money market funds.

5 At July 31, 2004, overnight securities comprised 5.6% of the fund's total investments.

Portfolio of Investments

July 31, 2004

Principal Amount		Value
	ASSET-BACKED SECURITIES--1.7%
	Finance - Automotive--1.7%
$616,795	Ford Credit Auto Owner Trust 2004-A, Class A1, 1.240%, 2/15/2005	$616,795
250,000	USAA Auto Owner Trust 2004-2, Class A1, 1.660%, 7/15/2005	250,000
	TOTAL ASSET-BACKED SECURITIES	866,795
	CERTIFICATES OF DEPOSIT--10.6%
	Banking--10.6%
1,500,000	Citibank N.A., New York, 1.490%, 9/20/2004	1,500,000
1,000,000	Credit Suisse First Boston, 1.385%, 9/14/2004	1,000,000
750,000	Deutsche Bank AG, 1.250%, 12/29/2004	750,092
500,000	Royal Bank of Canada, Montreal, 1.400%, 2/8/2005	500,000
1,500,000	Washington Mutual Bank, 1.170%, 8/11/2004	1,500,000
	TOTAL CERTIFICATES OF DEPOSIT	5,250,092
	COLLATERALIZED LOAN AGREEMENTS--11.1%
	Banking--9.1%
500,000	Deutsche Bank Securities, Inc., 1.230%, 8/2/2004	500,000
2,000,000	Greenwich Capital Markets, Inc., 1.437%, 8/2/2004	2,000,000
2,000,000	HSBC Securities, Inc., 1.412%, 8/2/2004	2,000,000
	TOTAL	4,500,000
	Brokerage--2.0%
1,000,000	Lehman Brothers Holdings, Inc., 1.462%, 8/2/2004	1,000,000
	TOTAL COLLATERALIZED LOAN AGREEMENTS	5,500,000
	COMMERCIAL PAPER--25.6% [1]
	Banking--7.3%
2,500,000	Bavaria TRR, (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 1.560% - 1.580%, 10/15/2004	2,491,833
1,000,000	Citicorp, 1.320%, 8/11/2004	999,633
100,000	KBC Financial Products International Ltd., (KBC Bank NV GTD), 1.790%, 11/16/2004	99,468
	TOTAL	3,590,934
	Finance - Automotive--5.8%
400,000	DaimlerChrysler North America Holding Corp., 1.730%, 10/19/2004	398,481
2,500,000	FCAR Auto Loan Trust (Series A1+/P1), 1.140% - 1.550%, 9/8/2004 - 10/15/2004	2,493,953
	TOTAL	2,892,434
	Finance - Equipment--0.9%
450,000	John Deere Credit Ltd., (John Deere Capital Corp., GTD), 1.440%, 8/27/2004	449,532
Principal Amount		Value
	COMMERCIAL PAPER--continued [1]
	Finance - Retail--4.8%
$1,800,000	PREFCO-Preferred Receivables Funding Co., 1.400%, 9/13/2004	$1,796,990
600,000	Paradigm Funding LLC, 1.790%, 1/10/2005	595,167
	TOTAL	2,392,157
	Finance - Securities--4.0%
1,000,000	Grampian Funding LLC, 1.150%, 10/8/2004	997,828
1,000,000	Perry Global Funding LLC (Series A), 1.120%, 8/12/2004	999,658
	TOTAL	1,997,486
	Food & Beverage--0.8%
400,000	General Mills, Inc., 1.480%, 9/9/2004	399,359
	Insurance--2.0%
1,000,000	AEGON Funding Corp., 1.530%, 10/1/2004	997,408
	TOTAL COMMERCIAL PAPER	12,719,310
	CORPORATE NOTE--2.1%
	Pharmaceuticals and Healthcare--2.1%
1,000,000	Merck & Co., Inc., 4.484%, 2/22/2005	1,017,836
	GOVERNMENT AGENCIES--6.0%
	Government Agencies--6.0%
1,500,000	Federal Home Loan Bank System, 1.300% - 1.500%, 4/1/2005 - 5/4/2005	1,500,000
1,500,000	Federal Home Loan Mortgage Corp., 1.365%, 9/9/2005	1,500,000
	TOTAL GOVERNMENT AGENCIES	3,000,000
	LOAN PARTICIPATION--0.8%
	Finance - Automotive--0.8%
400,000	GMAC Residential Holding Corp., (General Motors Acceptance Corp., GTD), 1.900%, 8/2/2004	399,979
	NOTES - VARIABLE--37.1% [2]
	Banking--17.8%
500,000	HBOS Treasury Services PLC, 1.140%, 8/20/2004	500,000
1,000,000	Kansas City, MO Tax Increment Financing Commission, President Hotel, (MBIA Insurance Corp., INS), 1.530%, 8/5/2004	1,000,000
1,000,000	MONET Trust (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 1.656%, 9/28/2004	1,000,000
1,000,000	Royal Bank of Scotland PLC, Edinburgh, 1.280%, 8/9/2004	999,742
1,000,000	Salvation Army (Series 2004-A), (Bank of New York Co., Inc. LOC), 1.390%, 8/5/2004	1,000,000
1,000,000	Societe Generale, Paris, 1.337%, 8/17/2004	999,858
2,350,000	Stratford Properties LP (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.580%, 8/3/2004	2,350,000
Principal Amount		Value
	NOTES - VARIABLE--continued [2]
	Banking--continued
$600,000	Taxable Floating Rate Notes (Series 2002-H1), Becker, MN PCR, (Bank of New York Swap Agreement), 1.600%, 8/4/2004	$600,000
400,000	Wells Fargo & Co., 1.388%, 8/2/2004	400,000
	TOTAL	8,849,600
	Brokerage--6.0%
500,000	Merrill Lynch & Co., Inc., 1.513%, 8/11/2004	500,000
2,500,000	Morgan Stanley, 1.400%, 8/2/2004	2,500,000
	TOTAL	3,000,000
	Finance - Retail--5.3%
1,000,000	AFS Insurance Premium Receivables Trust (Series 1994-A), 1.936%, 8/16/2004	1,000,000
1,600,000	Paradigm Funding LLC, 1.376%, 8/23/2004	1,600,000
	TOTAL	2,600,000
	Finance - Securities--6.0%
1,000,000	K2 (USA) LLC, (K2 Corp., GTD), 1.330%, 8/16/2004	999,842
2,000,000	Sigma Finance, Inc., (Sigma Finance Corp., GTD), 1.330%, 8/16/2004 - 8/17/2004	1,999,697
	TOTAL	2,999,539
	Insurance--2.0%
1,000,000	AEGON N.V., 1.440%, 8/13/2004	1,001,425
	TOTAL NOTES - VARIABLE	18,450,564
	REPURCHASE AGREEMENT--5.7%
2,833,000	Interest in $1,500,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.380%, dated 7/30/2004 to be repurchased at $2,833,326 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2034, collateral market value $1,534,601,298	2,833,000
	TOTAL INVESTMENTS--100.7% (AT AMORTIZED COST) [3]	50,037,576
	OTHER ASSETS AND LIABILITIES - NET--(0.7)%	(354,148)
	TOTAL NET ASSETS--100%	$49,683,428

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
INS	--Insured
LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2004

Assets:
Total investments in securities, at amortized cost and value		$50,037,576
Cash		5,444
Income receivable		70,824
Receivable for shares sold		113,774
TOTAL ASSETS		50,227,618
Liabilities:
Payable for shares redeemed	$507,944
Income distribution payable	205
Payable for portfolio accounting fees	3,603
Payable for shareholder service fees (Note 5)	7,179
Accrued expenses	25,259
TOTAL LIABILITIES		544,190
Net assets for 49,764,797 shares outstanding		$49,683,428
Net Assets Consist of:
Paid-in capital		$49,764,523
Accumulated net realized loss on investments		(81,200)
Undistributed net investment income		105
TOTAL NET ASSETS		$49,683,428
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$49,683,428 ÷ 49,764,797 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2004

Investment Income:
Interest			$641,140
Expenses:
Investment adviser fee (Note 5)		$268,699
Administrative personnel and services fee (Note 5)		143,716
Custodian fees		16,277
Transfer and dividend disbursing agent fees and expenses (Note 5)		110,064
Directors'/Trustees' fees		578
Auditing fees		13,864
Legal fees		7,038
Portfolio accounting fees (Note 5)		43,393
Shareholder services fee (Note 5)		134,349
Share registration costs		19,929
Printing and postage		20,160
Insurance premiums		7,593
Miscellaneous		303
TOTAL EXPENSES		785,963
Waivers (Note 5):
Waiver of investment adviser fee	$(66,391)
Waiver of administrative personnel and services fee	(18,324)
Waiver of shareholder services fee	(91,659)
TOTAL WAIVERS		(176,374)
Net expenses			609,589
Net investment income			31,551
Net realized gain on investments			3,537
Change in net assets resulting from operations			$35,088

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$31,551	$287,717
Net realized gain on investments	3,537	40
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	35,088	287,757
Distributions to Shareholders:
Distributions from net investment income	(31,326)	(288,111)
Share Transactions:
Proceeds from sale of shares	36,053,324	60,887,163
Net asset value of shares issued to shareholders in payment of distributions declared	29,950	274,119
Cost of shares redeemed	(43,613,251)	(71,986,351)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,529,977)	(10,825,069)
Change in net assets	(7,526,215)	(10,825,423)
Net Assets:
Beginning of period	57,209,643	68,035,066
End of period (including undistributed (distributions in excess of) net investment income of $105 and $(120), respectively)	$49,683,428	$57,209,643

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Money Market Management (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code"), and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2004	2003
Shares sold	36,053,324	60,887,163
Shares issued to shareholders in payment of distributions declared	29,950	274,119
Shares redeemed	(43,613,251)	(71,986,351)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(7,529,977)	(10,825,069)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2004 and 2003, was as follows:

	2004	2003
Ordinary income [1]	$31,326	$288,111

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$310

At July 31, 2004, the Fund had a capital loss carryforward of $81,200, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on the average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the next $500 million; 0.450% on the next $500 million; 0.425% on the next $500 million; and 0.400% thereafter. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended July 31, 2004, the fees paid to FAS and FServ were $93,945 and $31,447, respectively, after voluntary waiver, if applicable.

Sales Charges

For the fiscal year ended July 31, 2004, Federated Securities Corp. (FSC), the principal distributor retained $47 of contingent deferred sales charges relating to redemptions of the Fund shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $101,765, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $18,243, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP,
Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF MONEY MARKET MANAGEMENT:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Money Market Management (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), as of July 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Management, a portfolio of Money Market Obligations Trust, as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products"; select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Money Market Management
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N211

28876 (9/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007		0.011	0.021	0.054	0.055
Net realized and unrealized gain (loss) on investments	0.000	[1]	--	--	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.007		0.011	0.021	0.054	0.055
Less Distributions:
Distributions from net investment income	(0.007)		(0.011)	(0.021)	(0.054)	(0.055)
Distributions from net realized gain on investments	(0.000	) [1]	--	--	--	--
TOTAL DISTRIBUTIONS	(0.007)		(0.011)	(0.021)	(0.054)	(0.055)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.73%		1.11%	2.14%	5.55%	5.61%

Ratios to Average Net Assets:
Expenses	0.46%		0.46%	0.46%	0.46%	0.46%
Net investment income	0.71%		1.14%	2.16%	5.43%	5.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$101,476		$180,027	$321,150	$316,925	$303,476

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended July 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2004	Ending Account Value 7/31/2004	Expenses Paid During Period [1]
Actual:
Fund	$1,000	$1,003.70	$2.34
Hypothetical (assuming a 5% return before expenses):
Fund	$1,000	$1,022.66	$2.36

1 Expenses are equal to the Money Market Trust's annualized expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
Commercial Paper & Notes	37.9%
Variable Rate Instruments	41.5%
Repurchase Agreements	2.8%
Bank Instruments	17.8%
TOTAL		100%

At July 31, 2004, the fund's credit quality ratings 3 composition was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A1+	65.2%	P1	100%
A1	34.8%	P2	0.0%
A2	0.0%
TOTAL	100%	TOTAL	100%

At July 31, 2004, the fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of			Percentage of Total Investments [2]
1-7 days	41.5%	[5]
8-30 days	16.8%
31-90 days	31.0%
91-180 days	5.5%
181+ days	5.2%
TOTAL			100%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Percentages are based on total investments, which may differ from total net assets.

3 The table depicts the short-term, credit-quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). Rated securities include a security issued by an issuer, obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings rate the risk that a security will default in payment and do not address other risks presented by the security.

4 Effective maturity is determined in accordance with Federal regulations governing money market funds.

5 At July 31, 2004, overnight securities comprised 2.8% of the fund's total investments.

Portfolio of Investments

July 31, 2004

Principal Amount		Value
	ASSET-BACKED SECURITIES--1.6%
	Finance - Automotive--1.6%
$616,795	Ford Credit Auto Owner Trust 2004-A, Class A1, 1.240%, 2/15/2005	$616,795
500,000	Household Automotive Trust 2004-1, Class A1, 1.693%, 7/18/2005	500,000
565,000	USAA Auto Owner Trust 2004-2, Class A1, 1.660%, 7/15/2005	565,000
	TOTAL ASSET-BACKED SECURITIES	1,681,795
	CERTIFICATES OF DEPOSIT--17.7%
	Banking--17.7%
6,400,000	Citibank N.A., New York, 1.100% - 1.420%, 8/5/2004 - 9/13/2004	6,400,000
1,000,000	Fifth Third Bank, Cincinnati, 1.225%, 3/18/2005	999,937
4,500,000	Mercantile Safe Deposit & Trust Co., Baltimore, 1.100% - 1.150%, 8/5/2004 - 10/18/2004	4,500,000
1,000,000	Regions Bank, Alabama, 1.160%, 10/15/2004	1,000,000
1,500,000	State Street Corp., 1.330%, 1/11/2005	1,500,000
3,600,000	U.S. Bank N.A., Cincinnati, 1.170%, 11/15/2004	3,600,000
	TOTAL CERTIFICATES OF DEPOSIT	17,999,937
	COLLATERALIZED LOAN AGREEMENT--2.0%
	Brokerage--2.0%
2,000,000	Goldman Sachs Group, Inc., 1.462%, 8/2/2004	2,000,000
	COMMERCIAL PAPER--31.3% [1]
	Banking--12.6%
4,500,000	Fountain Square Commercial Funding Corp., 1.550%, 10/19/2004	4,484,694
6,300,000	Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.530%, 10/12/2004	6,280,722
2,000,000	Wells Fargo & Co., 1.310%, 8/10/2004	1,999,345
	TOTAL	12,764,761
	Finance - Automotive--12.4%
6,300,000	FCAR Auto Loan Trust, A1+/P1 Series II, 1.110% - 1.320%, 9/2/2004 - 9/24/2004	6,291,024
6,300,000	New Center Asset Trust, A1/P1 Series I, 1.240% - 1.335%, 8/6/2004 - 9/13/2004	6,294,221
	TOTAL	12,585,245
	Finance - Retail--6.3%
6,400,000	PREFCO-Preferred Receivables Funding Co., 1.080% - 1.400%, 9/13/2004	6,389,680
	TOTAL COMMERCIAL PAPER	31,739,686
Principal Amount		Value
	GOVERNMENT AGENCIES--3.0%
	Government Agencies--3.0%
$2,550,000	Federal Home Loan Bank System, 1.300% - 1.500%, 4/1/2005 - 5/4/2005	$2,550,000
500,000	Federal Home Loan Mortgage Corp., 6.875%, 1/15/2005	512,771
	TOTAL GOVERNMENT AGENCIES	3,062,771
	NOTES - VARIABLE--41.5% [2]
	Banking--14.6%
2,000,000	Bank of New York Co., Inc., 1.470%, 8/27/2004	2,000,000
900,000	Barker Property Management LLC (Series 1998), (Wachovia Bank N.A. LOC), 1.520%, 8/4/2004	900,000
1,000,000	Biddle Road Corp. (Series 2004), (Wachovia Bank N.A. LOC), 1.530%, 8/5/2004	1,000,000
4,500,000	Huntington National Bank, Columbus, OH, 1.180%, 8/5/2004	4,500,377
2,000,000	Mercantile Safe Deposit & Trust Co., Baltimore, 1.460%, 8/24/2004	2,000,000
3,900,000	Wells Fargo & Co., 1.389% - 1.450%, 8/2/2004 - 8/16/2004	3,900,000
480,000	Wildcat Management Co., Inc. (Series 1999), (U.S. Bank N.A., Cincinnati LOC), 1.530%, 8/5/2004	480,000
	TOTAL	14,780,377
	Brokerage--6.2%
6,300,000	Morgan Stanley, 1.400%, 8/2/2004	6,300,000
	Finance - Commercial--3.9%
4,000,000	General Electric Capital Corp., 1.450%, 8/9/2004	4,000,000
	Finance - Retail--3.0%
3,000,000	American General Finance Corp., 1.350%, 8/6/2004	3,000,085
	Insurance--13.8%
4,000,000	Allstate Life Insurance Co., 1.500% - 1.510%, 8/2/2004	4,000,000
5,000,000	MBIA Global Funding LLC, (MBIA Insurance Corp., INS), 1.330%, 8/6/2004	5,000,000
5,000,000	New York Life Insurance Co., 1.390%, 8/27/2004	5,000,000
	TOTAL	14,000,000
	TOTAL NOTES -- VARIABLE	42,080,462
Principal Amount		Value
	REPURCHASE AGREEMENT--2.8%
$2,834,000	Interest in $1,500,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.380%, dated 7/30/2004 to be repurchased at $2,834,326 on 8/2/2004, collateralized by U.S. Government Agencies Obligations with various maturities to 8/1/2034, collateral market value $1,534,601,298	$2,834,000
	TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [3]	101,398,651
	OTHER ASSETS AND LIABILITIES - NET--0.1%	77,305
	TOTAL NET ASSETS--100%	$101,475,956

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:

INS	--Insured
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2004

Assets:
Total investments in securities, at amortized cost and value		$101,398,651
Cash		129
Income receivable		148,375
Receivable for shares sold		6,470
TOTAL ASSETS		101,553,625
Liabilities:
Payable for shares redeemed	$529
Income distribution payable	56,452
Payable for transfer and dividend disbursing agent fees and expenses	8,656
Payable for Directors'/Trustees' fees	652
Payable for portfolio accounting fees	4,652
Payable for shareholder services fees (Note 5)	4,928
Accrued expenses	1,800
TOTAL LIABILITIES		77,669
Net assets for 101,471,550 shares outstanding		$101,475,956
Net Assets Consist of:
Paid-in capital		$101,471,550
Undistributed net investment income		4,406
TOTAL NET ASSETS		$101,475,956
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$101,475,956 ÷ 101,471,550 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2004

Investment Income:
Interest			$1,448,546
Expenses:
Investment adviser fee (Note 5)		$491,343
Administrative personnel and services fee (Note 5)		141,846
Custodian fees		12,674
Transfer and dividend disbursing agent fees and expenses (Note 5)		136,119
Directors'/Trustees' fees		1,886
Auditing fees		13,141
Legal fees		6,938
Portfolio accounting fees (Note 5)		42,081
Shareholder services fee (Note 5)		307,089
Share registration costs		18,291
Printing and postage		14,760
Insurance premiums		7,228
Miscellaneous		599
TOTAL EXPENSES		1,193,995
Waivers (Note 5):
Waiver of investment adviser fee	$(351,107)
Waiver of administrative personnel and services fee	(17,882)
Waiver of transfer and dividend disbursing agent fees and expenses	(8,283)
Waiver of shareholder services fee	(245,671)
TOTAL WAIVERS		(622,943)
Net expenses			571,052
Net investment income			877,494
Net realized gain on investments			19,678
Change in net assets resulting from operations			$897,172

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$877,494	$2,936,278
Net realized gain on investments	19,678	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	897,172	2,936,278
Distributions to Shareholders:
Distributions from net investment income	(875,154)	(2,934,212)
Distributions from net realized gain on investments	(19,678)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(894,832)	(2,934,212)
Share Transactions:
Proceeds from sale of shares	506,117,373	819,649,174
Net asset value of shares issued to shareholders in payment of distributions declared	280,854	462,931
Cost of shares redeemed	(584,951,397)	(961,237,027)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(78,553,170)	(141,124,922)
Change in net assets	(78,550,830)	(141,122,856)
Net Assets:
Beginning of period	180,026,786	321,149,642
End of period (including undistributed net investment income of $4,406 and $2,066, respectively)	$101,475,956	$180,026,786

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Money Market Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code"), and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2004	2003
Shares sold	506,117,373	819,649,174
Shares issued to shareholders in payment of distributions declared	280,854	462,931
Shares redeemed	(584,951,397)	(961,237,027)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(78,553,170)	(141,124,922)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2004 and 2003, was as follows:

	2004	2003
Ordinary income [1]	$894,832	$2,934,212

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$60,858

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expense of registering and qualifying the Fund and its shares under federal and state law, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended July 31, 2004, the fees paid to FAS and FServ were $94,414 and $29,550, respectively, after voluntary waiver, if applicable.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $116,205, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $20,045, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Money Market Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), as of July 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Trust, a portfolio of Money Market Obligations Trust, as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products"; select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N229

28727 (9/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Trust for Government Cash Reserves

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,					Period Ended		Year Ended
	2004	2003	2002		2001	7/31/2000	[1]	11/30/1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.006	0.010	0.020		0.052	0.037		0.046
Net realized and unrealized gain (loss) on investments	--	--	0.000	[2]	--	--		--
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.010	0.020		0.052	0.037		0.046
Less Distributions:
Distributions from net investment income	(0.006)	(0.010)	(0.020)		(0.052)	(0.037)		(0.046)
Distributions from net realized gain on investments	--	--	(0.000	) [2]	--	--		--
TOTAL DISTRIBUTIONS	(0.006)	(0.010)	(0.020)		(0.052)	(0.037)		(0.046)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Total Return [3]	0.63%	1.00%	1.97%		5.38%	3.80%		4.73%

Ratios to Average Net Assets:
Expenses	0.46%	0.46%	0.46%		0.46%	0.46	% [4]	0.46%
Net investment income	0.62%	1.00%	1.94%		5.33%	5.59	% [4]	4.61%
Expense waiver/reimbursement [5]	0.40%	0.34%	0.33%		0.32%	0.31	% [4]	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$122,904	$198,983	$214,479		$276,936	$384,299		$449,476

1 The Fund changed its fiscal year end from November 30 to July 31.

2 Represents less than $0.001.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended July 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2004	Ending Account Value 7/31/2004	Expenses Paid During Period [1]
Actual:
Fund	$1,000	$1,003.30	$2.29
Hypothetical (assuming a 5% return before expenses):
Fund	$1,000	$1,022.71	$2.31

1 Expenses are equal to the Trust for Government Cash Reserves annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2004, the Fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
U.S. Government Agency Securities	100.0%
TOTAL		100%

At July 31, 2004, the fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of		Percentage of Total Investments [2]
1-7 days	30.2%
8-30 days	26.1%
31-90 days	30.4%
91-180 days	12.1%
181+ days	1.2%
TOTAL		100%

1 See the fund's Prospectus for a more complete description of the principal types of securities in which the fund invests.

2 Percentages are based on total investments, which may differ from total net assets.

3 Effective maturity is determined in accordance with Federal regulations governing money market funds.

Portfolio of Investments

July 31, 2004

Principal Amount			Value
		GOVERNMENT AGENCIES--99.6%
$8,000,000	[1]	Federal Farm Credit System Discount Notes, 1.190% - 1.390%, 8/16/2004 - 9/24/2004	$7,992,855
22,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.241% - 1.530%, 8/3/2004 - 10/6/2004	21,998,167
5,500,000		Federal Farm Credit System Notes, 1.250% - 6.220%, 10/12/2004 - 12/15/2004	5,544,854
43,000,000	[1]	Federal Home Loan Bank System Discount Notes, 1.070% - 1.758%, 8/2/2004 - 12/17/2004	42,917,713
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.060% - 1.540%, 8/11/2004 - 10/19/2004	19,998,439
9,860,000		Federal Home Loan Bank System Notes, 1.250% - 6.820%, 10/14/2004 - 5/4/2005	9,921,371
8,000,000	[2]	Student Loan Marketing Association Floating Rate Notes, 1.509% - 1.519%, 8/3/2004	8,000,000
4,000,000	[2]	Student Loan Marketing Association Floating Rate Master Note, 1.249%, 8/3/2004	4,000,000
2,000,000	[1]	Tennessee Valley Authority Discount Note, 1.250%, 8/5/2004	1,999,722
		TOTAL INVESTMENTS--99.6% (AT AMORTIZED COST) [3]	122,373,121
		OTHER ASSETS AND LIABILITIES - NET--0.4%	530,705
		TOTAL NET ASSETS--100%	$122,903,826

1 These issues show the rate of discount at the time of purchase.

2 Denotes variable rate securities which show current rate and next demand date.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2004

Assets:
Total investments in securities, at amortized cost and value		$122,373,121
Cash		433,499
Income receivable		206,019
TOTAL ASSETS		123,012,639
Liabilities:
Income distribution payable	$87,213
Payable for transfer and dividend disbursing agent fees and expenses	6,622
Payable for Directors'/Trustees' fee	244
Payable for shareholder services fee (Note 5)	5,170
Payable for printing and postage	4,282
Accrued expenses	5,282
TOTAL LIABILITIES		108,813
Net assets for 122,903,616 shares outstanding		$122,903,826
Net Assets Consist of:
Paid-in capital		$122,903,616
Undistributed net investment income		210
TOTAL NET ASSETS		$122,903,826
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$122,903,826 ÷122,903,616 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2004

Investment Income:
Interest			$1,565,114
Expenses:
Investment adviser fee (Note 5)		$574,944
Administrative personnel and services fee (Note 5)		144,572
Custodian fees		8,410
Transfer and dividend disbursing agent fees and expenses (Note 5)		34,989
Directors'/Trustees' fees		1,463
Auditing fees		13,080
Legal fees		7,329
Portfolio accounting fees (Note 5)		42,714
Shareholder services fee (Note 5)		359,340
Share registration costs		21,295
Printing and postage		11,659
Insurance premiums		7,996
Miscellaneous		14,430
TOTAL EXPENSES		1,242,221
Waivers (Note 5):
Waiver of investment adviser fee	$(255,604)
Waiver of administrative personnel and services fee	(17,709)
Waiver of transfer and dividend disbursing agent fees and expenses	(13,208)
Waiver of shareholder services fee	(287,472)
TOTAL WAIVERS		(573,993)
Net expenses			668,228
Net investment income			$896,886

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$896,886	$2,112,608
Distributions to Shareholders:
Distributions from net investment income	(897,359)	(2,111,925)
Share Transactions:
Proceeds from sale of shares	369,714,087	481,455,543
Net asset value of shares issued to shareholders in payment of distributions declared	26,705	60,809
Cost of shares redeemed	(445,819,451)	(497,013,443)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(76,078,659)	(15,497,091)
Change in net assets	(76,079,132)	(15,496,408)
Net Assets:
Beginning of period	198,982,958	214,479,366
End of period (including undistributed net investment income of $210 and $683, respectively)	$122,903,826	$198,982,958

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Trust for Government Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2004	2003
Shares sold	369,714,087	481,455,543
Shares issued to shareholders in payment of distributions declared	26,705	60,809
Shares redeemed	(445,819,451)	(497,013,443)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(76,078,659)	(15,497,091)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2004 and 2003, were as follows:

	2004	2003
Ordinary income [1]	$897,359	$2,111,925

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$87,423

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS) under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with Administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended July 31, 2004, the fees paid to FAS and FServ were $94,588 and $32,275, respectively, after voluntary waiver, if applicable.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $21,152, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $19,847, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF TRUST FOR GOVERNMENT CASH RESERVES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Trust for Government Cash Reserves (the "Fund") (a portfolio of the Money Market Obligations Trust) as of July 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended and the year ended November 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 17, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt) fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products"; select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Trust for Government Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N773

28850 (9/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Trust For Short-Term U.S. Government Securities

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,				Period Ended		Year Ended
	2004	2003	2002	2001	7/31/2000	[1]	11/30/1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.007	0.010	0.020	0.052	0.037		0.046
Less Distributions:
Distributions from net investment income	(0.007)	(0.010)	(0.020)	(0.052)	(0.037)		(0.046)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [2]	0.66%	1.05%	2.02%	5.37%	3.81%		4.75%

Ratios to Average Net Assets:
Expenses	0.46%	0.46%	0.45%	0.45%	0.45	% [3]	0.45%
Net investment income	0.66%	1.07%	2.05%	5.18%	5.58	% [3]	4.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$161,689	$256,005	$343,853	$525,818	$483,384		$583,103

1 The Fund has changed its fiscal year-end from November 30 to July 31.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended July 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2004	Ending Account Value 7/31/2004	Expenses Paid During Period [1]
Actual:
Fund	$1,000	$1,003.40	$2.29
Hypothetical (assuming a 5% return before expenses):
Fund	$1,000	$1,022.71	$2.31

1 Expenses are equal to the Trust for Short-Term U.S. Government Securities annualized expense ratios of 0.46%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
U.S. Government Agency Securities	51.3%
Repurchase Agreements	48.7%
TOTAL		100%

At July 31, 2004, the fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of		Percentage of Total Investments [2]
1-7 days	48.1%
8-30 days	20.2%
31-90 days	17.1%
91-180 days	9.3%
181+ days	5.3%
TOTAL		100%

1 See the fund's Prospectus for a more complete description of the principal types of securities in which the fund invests.

2 Percentages are based on total investments, which may differ from total net assets.

3 Effective maturity is determined in accordance with Federal regulations governing money market funds.

Portfolio of Investments

July 31, 2004

Principal Amount			Value
		GOVERNMENT AGENCIES--51.9%
$9,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.243% - 1.448%, 8/11/2004 - 10/7/2004	$8,998,329
7,500,000		Federal Home Loan Bank System Notes, 1.300% - 3.875%, 12/15/2004 - 5/4/2005	7,512,844
2,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 1.210% - 1.731%, 10/19/2004 - 1/11/2005	1,989,507
7,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.135% - 1.365%, 8/7/2004 - 9/9/2004	7,000,000
2,500,000		Federal Home Loan Mortgage Corp. Notes, 3.250% - 3.875%, 11/15/2004 - 2/15/2005	2,517,051
12,745,000	[2]	Federal National Mortgage Association Discount Notes, 1.120% - 1.875%, 10/1/2004 - 1/26/2005	12,683,931
38,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 1.100% - 1.562%, 8/2/2004 - 10/28/2004	38,488,764
4,750,000		Federal National Mortgage Association Notes, 1.270% - 6.500%, 8/15/2004 - 5/27/2005	4,753,071
		TOTAL GOVERNMENT AGENCIES	83,943,497
		REPURCHASE AGREEMENTS--49.3%
8,629,000		Interest in $1,725,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.340%, dated 7/30/2004, to be repurchased at $8,629,964 on 8/2/2004, collateralized by U.S. Treasury Agency Obligations with various maturities to 4/15/2028, collateral market value $1,759,696,640	8,629,000
5,000,000	[3]	Interest in $450,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.100%, dated 5/4/2004, to be repurchased at $5,014,056 on 8/4/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2034, collateral market value $462,154,867	5,000,000
6,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.290%, dated 7/12/2004, to be repurchased at $6,006,020 on 8/10/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2034, collateral market value $512,808,464	6,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$2,000,000	[3]	Interest in $250,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.290%, dated 7/7/2004, to be repurchased at $2,002,365 on 8/10/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2034, collateral market value $256,719,432	$2,000,000
30,000,000		Interest in $1,100,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.380%, dated 7/30/2004, to be repurchased at $30,003,450 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/20/2034, collateral market value $1,124,469,096	30,000,000
25,000,000		Interest in $700,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.380%, dated 7/30/2004, to be repurchased at $25,002,875 on 8/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 6/15/2034, collateral market value $723,841,019	25,000,000
3,000,000	[3]	Interest in $400,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.280%, dated 7/2/2004, to be repurchased at $3,003,200 on 8/5/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2034, collateral market value $408,803,928	3,000,000
		TOTAL REPURCHASE AGREEMENTS	79,629,000
		TOTAL INVESTMENTS--101.2% (AT AMORTIZED COST) [4]	163,572,497
		OTHER ASSETS AND LIABILITIES - NET--(1.2)%	(1,883,177)
		TOTAL NET ASSETS--100%	$161,689,320

1 Denotes variable rate securities which show current rate and next demand date.

2 Rates noted reflect the effective yield.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2004

Assets:
Investments in securities	$83,943,497
Investments in repurchase agreements	79,629,000
Total investments in securities, at amortized cost and value		$163,572,497
Cash		36,649
Income receivable		203,500
TOTAL ASSETS		163,812,646
Liabilities:
Payable for investments purchased	1,997,998
Income distribution payable	104,584
Payable for custodian fees	4,650
Payable for shareholders services fee (Note 5)	6,594
Payable for Directors'/Trustees' fee	518
Accrued expenses	8,982
TOTAL LIABILITIES		2,123,326
Net assets for 161,688,726 shares outstanding		$161,689,320
Net Assets Consist of:
Paid in capital		$161,688,726
Undistributed net investment income		594
TOTAL NET ASSETS		$161,689,320
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$161,689,320 ÷ 161,688,726 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2004

Investment Income:
Interest			$2,173,180
Expenses:
Investment adviser fee (Note 5)		$779,241
Administrative personnel and services fee (Note 5)		152,877
Custodian fees		27,581
Transfer and dividend disbursing agent fees and expenses (Note 5)		41,158
Directors'/Trustees' fees		1,701
Auditing fees		13,378
Legal fees		6,533
Portfolio accounting fees (Note 5)		51,701
Shareholder services fee (Note 5)		487,025
Share registration costs		16,577
Printing and postage		12,220
Insurance premiums		8,435
Miscellaneous		1,253
TOTAL EXPENSES		1,599,680
Waivers (Note 5):
Waiver of investment adviser fee	$(295,993)
Waiver of administrative personnel and services fee	(5,039)
Waiver of transfer and dividend disbursing agent fees and expenses	(15,806)
Waiver of shareholder services fee	(389,620)
TOTAL WAIVERS		(706,458)
Net expenses			893,222
Net investment income			$1,279,958

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,279,958	$3,453,706
Distributions to Shareholders:
Distributions from net investment income	(1,280,456)	(3,452,614)
Share Transactions:
Proceeds from sale of shares	529,933,682	950,619,803
Net asset value of shares issued to shareholders in payment of distributions declared	76,783	242,545
Cost of shares redeemed	(624,325,903)	(1,038,711,497)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(94,315,438)	(87,849,149)
Change in net assets	(94,315,936)	(87,848,057)
Net Assets:
Beginning of period	256,005,256	343,853,313
End of period (including undistributed net investment income of $594 and $1,092, respectively)	$161,689,320	$256,005,256

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Trust for Short-Term U.S. Government Securities (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investments transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2004	2003
Shares sold	529,933,682	950,619,803
Shares issued to shareholders in payment of distributions declared	76,783	242,545
Shares redeemed	(624,325,903)	(1,038,711,497)
NET CHANGE RESULTING FROM TRANSACTIONS	(94,315,438)	(87,849,149)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2004 and 2003, was as follows:

	2004	2003
Ordinary income [1]	$1,280,456	$3,452,614

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$105,178

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS) under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended July 31, 2004, the fees paid to FAS and FServ were $102,190 and $45,648, respectively, after voluntary waiver, if applicable.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $23,916, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $25,054, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Trust for Short-Term U.S. Government Securities (the "Fund") (a portfolio of the Money Market Obligations Trust) as of July 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, the eight months ended July 31, 2000 and the year ended November 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund of July 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 17, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations : Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill has been the Fund's Portfolio Manager since July 1993. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products"; select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Trust For Short-Term U.S. Government Securities
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N781

28730 (9/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006		0.009	0.018	0.051	0.052
Net realized and unrealized gain (loss) on investments	0.000	[1]	0.001	0.001	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.006		0.010	0.019	0.051	0.052
Less Distributions:
Distributions from net investment income	(0.006)		(0.009)	(0.018)	(0.051)	(0.052)
Distributions from net realized gain on investments	(0.000	) [1]	(0.001)	(0.001)	--	--
TOTAL DISTRIBUTIONS	(0.006)		(0.010)	(0.019)	(0.051)	(0.052)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.62%		1.02%	1.95%	5.22%	5.32%

Ratios to Average Net Assets:
Expenses	0.45%		0.45%	0.45%	0.45%	0.45%
Net investment income	0.60%		0.97%	1.85%	5.12%	5.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$651,852		$863,363	$845,889	$898,472	$951,849

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder services fees, transfer and dividend disbursing agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended July 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2004	Ending Account Value 7/31/2004	Expenses Paid During Period [1]
Actual:
Fund	$1,000	$1,003.20	$2.24
Hypothetical (assuming a 5% return before expenses):
Fund	$1,000	$1,022.76	$2.26

1 Expenses are equal to the Trust for U.S. Treasury Obligations annualized expense ratio of 0.45% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
Repurchase Agreements	75.8%
U.S. Treasury Securities	24.2%
TOTAL		100%

At July 31, 2004, the fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of		Percentage of Total Investments [2]
1-7 days	64.2%
8-30 days	0.0%
31-90 days	17.2%
91-180 days	16.0%
181+ days	2.6%
TOTAL		100%

1 See the fund's Prospectus for a more complete description of the principal types of securities in which the fund invests.

2 Percentages are based on total investments, which may differ from total net assets.

3 Effective maturity is determined in accordance with Federal regulations governing money market funds.

Portfolio of Investments

July 31, 2004

Principal Amount			Value
		U.S. TREASURY OBLIGATIONS--23.7%
		U.S. Treasury Bills--6.2% [1]
$5,000,000		United States Treasury Bills, 0.980%, 9/16/2004	$4,993,739
7,500,000		United States Treasury Bills, 0.995%, 10/07/2004	7,486,112
4,500,000		United States Treasury Bills, 1.070%, 10/21/2004	4,489,166
7,500,000		United States Treasury Bills, 1.545%, 12/23/2004	7,453,650
8,500,000		United States Treasury Bills, 1.565%, 12/23/2004	8,446,790
4,500,000		United States Treasury Bills, 1.735%, 1/27/2005	4,461,179
3,000,000		United Stated Treasury Bills, 1.740%, 1/27/2005	2,974,045
		TOTAL	40,304,681
		U.S. Treasury Notes--17.5%
16,250,000		United States Treasury Notes, 1.625%, 1/31/2005 -4/30/2005	16,276,646
19,000,000		United States Treasury Notes, 1.875%, 9/30/2004	19,024,473
32,000,000		United States Treasury Notes, 2.000%, 11/30/2004	32,080,566
7,500,000		United States Treasury Notes, 2.125%, 10/31/2004	7,516,913
39,000,000		United States Treasury Notes, 5.875%, 11/15/2004	39,525,594
		TOTAL	114,424,192
		TOTAL U.S. TREASURY OBLIGATIONS	154,728,873
		REPURCHASE AGREEMENTS--74.3%
30,000,000	[2]	Interest in $750,000,000 joint repurchase agreement with Banc of America Securities LLC, 1.330%, dated 7/15/2004 to be repurchased at $30,050,983 on 8/31/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2022, collateral market value $765,001,151	30,000,000
100,474,000		Interest in $1,725,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.340%, dated 7/30/2004 to be repurchased at $100,485,220 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,759,696,640	100,474,000
130,000,000		Interest in $750,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.340%, dated 7/30/2004 to be repurchased at $130,014,517 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2013, collateral market value $767,624,831	130,000,000
80,000,000		Interest in $1,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.330%, dated 7/30/2004 to be repurchased at $80,008,867 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2014, collateral market value $1,020,113,051	80,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$22,000,000	[2]	Interest in $425,000,000 joint repurchase agreement with UBS Securities LLC, 1.320%, dated 6/17/2004 to be repurchased at $22,0072,600 on 9/16/2004, collateralized by U.S. Treasury Obligations with various maturities to 7/15/2012, collateral market value $433,500,044	$22,000,000
22,000,000	[2]	Interest in $400,000,000 joint repurchase agreement with UBS Securities LLC, 1.340%, dated 7/13/2004 to be repurchased at $22,049,952 on 9/13/2004, collateralized by a U.S. Treasury Obligation with a maturity of 5/15/2007, collateral market value $408,001,256	22,000,000
100,000,000		Interest in $1,500,000,000 joint repurchase agreement with UBS Securities LLC, 1.340%, dated 7/30/2004 to be repurchased at $100,011,167 on 8/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2025, collateral market value $1,530,006,442	100,000,000
		TOTAL REPURCHASE AGREEMENTS	484,474,000
		TOTAL INVESTMENTS--98.0% (AT AMORTIZED COST) [3]	639,202,873
		OTHER ASSETS AND LIABILITIES - NET--2.0%	12,649,213
		TOTAL NET ASSETS--100%	$651,852,086

1 The issue shows the rate of discount at time of purchase.

2 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2004

Assets:
Investments in repurchase agreements	$484,474,000
Investment in securities	154,728,873
Total investments in securities, at amortized cost and value		$639,202,873
Income receivable		1,080,135
Receivable for investments sold		11,500,000
Receivable for shares sold		501,143
TOTAL ASSETS		652,284,151
Liabilities:
Income distribution payable	371,732
Payable for transfer and dividend disbursing agent fees and expenses	11,742
Payable for shareholder services fee (Note 5)	29,077
Payable to bank	2,680
Payable for Directors'/Trustees fees	181
Accrued expenses	16,653
TOTAL LIABILITIES		432,065
Net assets for 651,847,380 shares outstanding		$651,852,086
Net Assets Consist of:
Paid-in capital		$651,847,380
Undistributed net investment income		4,706
TOTAL NET ASSETS		$651,852,086
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$651,852,086 ÷ 651,847,380 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2004

Investment Income:
Interest			$7,383,919
Expenses:
Investment adviser fee (Note 5)		$2,806,306
Administrative personnel and services fee (Note 5)		551,868
Custodian fees		49,721
Transfer and dividend disbursing agent fees and expenses (Note 5)		90,456
Directors'/Trustees' fees		5,278
Auditing fees		14,117
Legal fees		6,181
Portfolio accounting fees (Note 5)		105,990
Shareholder services fee (Note 5)		1,753,941
Share registration costs		16,915
Printing and postage		13,238
Insurance premiums		9,781
Miscellaneous		16,449
TOTAL EXPENSES		5,440,241
Waivers (Note 5):
Waiver of investment adviser fee	$(785,592)
Waiver of administrative personnel and services fee	(19,189)
Waiver of transfer and dividend disbursing agent fees and expenses	(58,298)
Waiver of shareholder services fee	(1,403,153)
TOTAL WAIVERS		(2,266,232)
Net expenses			3,174,009
Net investment income			4,209,910
Net realized gain on investments			81,261
Change in net assets resulting from operations			$4,291,171

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,209,910	$8,115,252
Net realized gain on investments	81,261	403,909
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,291,171	8,519,161
Distributions to Shareholders:
Distributions from net investment income	(4,258,084)	(8,062,372)
Distributions from net realized gain on investments	(81,261)	(403,909)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS SHAREHOLDERS	(4,339,345)	(8,466,281)
Share Transactions:
Proceeds from sale of shares	2,760,466,829	3,303,411,444
Net asset value of shares issued to shareholders in payment of distributions declared	1,058,605	1,688,342
Cost of shares redeemed	(2,972,988,080)	(3,287,678,985)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(211,462,646)	17,420,801
Change in net assets	(211,510,820)	17,473,681
Net Assets:
Beginning of period	863,362,906	845,889,225
End of period (including undistributed net investment income of $4,706 and $52,880, respectively)	$651,852,086	$863,362,906

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Trust for U.S. Treasury Obligations (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2004	2003
Shares sold	2,760,466,829	3,303,411,444
Shares issued to shareholders in payment of distributions declared	1,058,605	1,688,342
Shares redeemed	(2,972,988,080)	(3,287,678,985)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(211,462,646)	17,420,801

4. FEDERAL TAX INFORMATION

The tax character of distributions as report on the Statement of Change in Net Assets for the years ended July 31, 2004 and July 31, 2003 were as follow:

	2004	2003
Ordinary income [1]	$4,339,345	$8,466,281

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$376,438

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the Adviser), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state law and regulations, expenses of withholding taxes and extraordinary expenses) exceed 0.45% of the average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with Administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended July 31, 2004, the fees paid to FAS and FServ were $394,622 and $138,057, respectively, after voluntary waiver, if applicable.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004 FServ through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $31,910, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $45,409, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF TRUST FOR U.S. TREASURY OBLIGATIONS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Trust for U.S. Treasury Obligations (the "Fund") (one of the portfolios constituting Money Market Obligations Trust) as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Trust for U.S. Treasury Obligations, a portfolio of the Money Market Obligations Trust, as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products"; select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Trust for U.S. Treasury Obligations
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N799

28731 (9/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Item 2.        Code of Ethics

(a)  As of the end of the period  covered by this  report,  the  registrant  has adopted  a code of  ethics  (the  "Section  406  Standards  for  Investment
     Companies  -  Ethical  Standards  for  Principal  Executive  and  Financial
     Officers") that applies to the registrant's Principal Executive Officer and
     Principal Financial Officer;  the registrant's  Principal Financial Officer also serves as the Principal Accounting Officer.

(c)  Not Applicable

(d)  Not Applicable

(e)  Not Applicable

(f)(3) The registrant hereby  undertakes to provide any person,  without charge, upon request,  a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406 Standards for Investment  Companies - Ethical Standards for
     Principal Executive and Financial Officers.

Item 3.        Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.        Principal Accountant Fees and Services

(a)  Audit Fees billed to the registrant for the two most recent fiscal years:
                      Fiscal year ended 2004 - $556,170
                      Fiscal year ended 2003 - $505,500

(b)  Audit-Related Fees billed to the registrant for the two most recent fiscal years:
                      Fiscal year ended 2004 - $25,264
                      Fiscal year ended 2003 - $23,925
                      Transfer Agent Service Auditors Report

     Amount requiring  approval of the registrant's  audit committee pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X,  $61,414 and $16,493
     respectively. Fiscal year ended 2004 - Attestation services relating to the review of fund share  transactions  and  Transfer  Agent  Service  Auditors report.  Fiscal  year  ended  2003 - Design  of  Sarbanes  Oxley  sec.  302 procedures.

(c)  Tax Fees billed to the registrant for the two most recent fiscal years:
                      Fiscal year ended 2004 - $0
                      Fiscal year ended 2003 - $0

     Amount requiring  approval of the registrant's  audit committee pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation S-X,  $65,000 and $140,000
     respectively. Analysis regarding the realignment of advisory companies.

(d)  All Other Fees billed to the registrant for the two most recent fiscal years:
                      Fiscal year ended 2004 - $0
                      Fiscal year ended 2003 - $0

     Amount requiring  approval of the registrant's  audit committee pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation S-X,  $137,732 and $38,999
     respectively.  Fiscal year ended 2004 - Consultation  regarding information requests  by  regulatory  agencies,  executive  compensation  analysis  and analysis of distribution  methods for money market funds. Fiscal year ended
     2003 - Executive compensation analysis.

(e)(1)         Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

     (e)(2)  Percentage  of services  identified in items 4(b) through 4(d) that
were  approved  by  the  registrants  audit  committee   pursuant  to  paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

               4(b)
                      Fiscal year ended 2004 - 0%
                      Fiscal year ended 2003 - 0%
               Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

               4(c)
                      Fiscal year ended 2004 - 0%
                      Fiscal year ended 2003 - 0%
               Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

               4(d)
                      Fiscal year ended 2004 - 0%
                      Fiscal year ended 2003 - 0%
               Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)  NA

(g)  Non-Audit  Fees  billed  to the  registrant,  the  registrant's  investment adviser,  and certain entities  controlling,  controlled by or under common control with the investment adviser:

                      Fiscal year ended 2004 - $575,300
                      Fiscal year ended 2003 - $467,665

(h)  The  registrant's  Audit  Committee  has  considered  that the provision of non-audit  services  that were  rendered to the  registrant's  adviser (not including any sub-adviser whose role is primarily portfolio  management and is subcontracted with or overseen by another investment  adviser),  and any entity  controlling,  controlled  by,  or  under  common  control  with the investment  adviser that provides  ongoing  services to the registrant that were not  pre-approved  pursuant to  paragraph  (c)(7)(ii)  of Rule 2-01 of
     Regulation S-X is compatible with  maintaining  the principal  accountant's independence.

Item 5         Audit Committee of Listed Registrants

               Not Applicable

Item 6         Schedule of Investments

               Not Applicable

Item 7.        Disclosure of Proxy Voting Policies and Procedures for
               Closed-End Management Investment Companies

               Not Applicable

Item 8.        Purchases of Equity Securities by Closed-End Management
               Investment Company and Affiliated Purchasers

               Not Applicable

Item 9.        Submission of Matters to a Vote of Security Holders

               Not Applicable

Item 10.       Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal half year (the  registrant's  second fiscal half year in the case of an annual report) that have materially  affected,  or are reasonably likely to materially  affect,  the  registrant's  internal  control over financial reporting.

Item 11.       Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Money Market Obligations Trust
By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By             /S/ J. Christopher Donahue, Principal Executive Officer
Date           September 23, 2004

By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004